Schedules of Investments (unaudited)
June 30, 2026
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 Franklin Disruptive Commerce ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 16.6%
Entertainment — 7.5%
Netflix Inc.	1,921	$137,159 *
Nintendo Co. Ltd., ADR	2,908	30,476
ROBLOX Corp., Class A Shares	741	40,296 *
Roku Inc.	658	90,896 *
Spotify Technology SA	183	84,021 *
Total Entertainment		382,848
Interactive Media & Services — 9.1%
Alphabet Inc., Class A Shares	574	205,130
Meta Platforms Inc., Class A Shares	352	198,278
Scout24 SE	226	18,694 (a)
Tencent Holdings Ltd.	768	42,092
Total Interactive Media & Services		464,194

Total Communication Services		847,042
Consumer Discretionary — 38.5%
Broadline Retail — 21.7%
Alibaba Group Holding Ltd.	2,782	32,939
Amazon.com Inc.	2,356	561,529 *
Coupang Inc.	1,037	18,013 *
eBay Inc.	1,491	166,619
Etsy Inc.	436	32,844 *
Global-e Online Ltd.	727	25,249 *
MercadoLibre Inc.	98	166,344 *
Naspers Ltd., Class N Shares	457	22,881
PDD Holdings Inc., ADR	323	24,638 *
Prosus NV	495	21,500
Sea Ltd., ADR	376	36,032 *
Total Broadline Retail		1,108,588
Distributors — 1.4%
GigaCloud Technology Inc., Class A Shares	2,233	70,563 *
Hotels, Restaurants & Leisure — 9.1%
Airbnb Inc., Class A Shares	376	53,806 *
Booking Holdings Inc.	860	153,286
DoorDash Inc., Class A Shares	911	168,107 *
Expedia Group Inc.	354	90,581
Total Hotels, Restaurants & Leisure		465,780
Specialty Retail — 5.6%
Carvana Co.	2,825	185,941 *
Chewy Inc., Class A Shares	1,650	32,423 *
Revolve Group Inc.	1,232	28,200 *
Wayfair Inc., Class A Shares	437	40,388 *
Total Specialty Retail		286,952
Textiles, Apparel & Luxury Goods — 0.7%
Figs Inc., Class A Shares	3,289	33,647 *

Total Consumer Discretionary		1,965,530
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 6.7%
Consumer Staples Distribution & Retail — 6.7%
Costco Wholesale Corp.	141	$131,901
Maplebear Inc.	1,117	52,890 *
Walmart Inc.	1,390	157,432

Total Consumer Staples		342,223
Financials — 10.1%
Capital Markets — 1.2%
Coinbase Global Inc., Class A Shares	67	9,795 *
Robinhood Markets Inc., Class A Shares	403	40,413 *
StoneX Group Inc.	96	11,376 *
Total Capital Markets		61,584
Consumer Finance — 0.5%
Dave Inc.	65	24,218 *
Figure Technology Solutions Inc., Class A Shares	117	3,593 *
Total Consumer Finance		27,811
Financial Services — 8.4%
Adyen NV, ADR	3,994	37,184 *
Affirm Holdings Inc.	1,352	110,256 *
Flywire Corp.	316	5,552 *
Mastercard Inc., Class A Shares	295	151,512
Visa Inc., Class A Shares	355	121,797
Total Financial Services		426,301

Total Financials		515,696
Industrials — 9.0%
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	167	31,453
Commercial Services & Supplies — 1.5%
Liquidity Services Inc.	1,533	59,971 *
RB Global Inc.	126	14,673
Total Commercial Services & Supplies		74,644
Electrical Equipment — 1.5%
Bloom Energy Corp., Class A Shares	258	78,096 *
Ground Transportation — 4.3%
Lyft Inc., Class A Shares	782	11,425 *
Uber Technologies Inc.	1,684	121,518 *
XPO Inc.	411	84,374 *
Total Ground Transportation		217,317
Trading Companies & Distributors — 1.1%
Fastenal Co.	1,153	55,378

Total Industrials		456,888
Information Technology — 15.0%
IT Services — 8.4%
Shopify Inc., Class A Shares	3,772	430,687 *
Software — 6.6%
AppLovin Corp., Class A Shares	526	271,011 *
Circle Internet Group Inc.	47	2,943 *
Descartes Systems Group Inc.	338	23,403 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Figma Inc., Class A Shares	865	$15,648 *
Manhattan Associates Inc.	175	24,369 *
Total Software		337,374

Total Information Technology		768,061
Real Estate — 2.5%
Industrial REITs — 2.5%
Prologis Inc.	942	127,613
Total Investments — 98.4% (Cost — $4,791,357)		5,023,053
Other Assets in Excess of Liabilities — 1.6%		84,179
Total Net Assets — 100.0%		$5,107,232

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.1%
Consumer Discretionary — 6.3%
Hotels, Restaurants & Leisure — 3.4%
Marriott International Inc., Class A Shares	242	$89,683
McDonald’s Corp.	323	87,310
Total Hotels, Restaurants & Leisure		176,993
Household Durables — 1.5%
DR Horton Inc.	485	78,997
Specialty Retail — 1.4%
Lowe’s Cos. Inc.	346	76,289

Total Consumer Discretionary		332,279
Consumer Staples — 10.1%
Beverages — 2.3%
Coca-Cola Co.	1,478	120,117
Consumer Staples Distribution & Retail — 4.2%
Casey’s General Stores Inc.	71	56,430
Walmart Inc.	1,433	162,302
Total Consumer Staples Distribution & Retail		218,732
Household Products — 2.1%
Procter & Gamble Co.	758	111,153
Tobacco — 1.5%
Philip Morris International Inc.	439	79,419

Total Consumer Staples		529,421
Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	670	111,059
EOG Resources Inc.	545	70,703

Total Energy		181,762
Financials — 17.8%
Banks — 4.3%
JPMorgan Chase & Co.	691	226,185
Capital Markets — 6.2%
Charles Schwab Corp.	985	90,886
Morgan Stanley	680	142,147
Nasdaq Inc.	1,153	90,879
Total Capital Markets		323,912
Financial Services — 5.8%
Apollo Global Management Inc.	820	97,014
Visa Inc., Class A Shares	605	207,570
Total Financial Services		304,584
Insurance — 1.5%
Marsh & McLennan Cos. Inc.	485	80,835

Total Financials		935,516
Health Care — 16.5%
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	1,207	109,523
Stryker Corp.	284	89,415
Total Health Care Equipment & Supplies		198,938
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 1.9%
UnitedHealth Group Inc.	238	$98,920
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific Inc.	111	55,651
Pharmaceuticals — 9.8%
Eli Lilly & Co.	204	244,684
Johnson & Johnson	621	157,715
Merck & Co. Inc.	868	111,538
Total Pharmaceuticals		513,937

Total Health Care		867,446
Industrials — 11.6%
Aerospace & Defense — 2.6%
RTX Corp.	725	137,554
Building Products — 2.0%
Carrier Global Corp.	1,443	105,844
Commercial Services & Supplies — 1.2%
Cintas Corp.	381	64,801
Ground Transportation — 1.3%
Canadian Pacific Kansas City Ltd.	770	66,721
Machinery — 2.5%
Parker-Hannifin Corp.	135	132,046
Trading Companies & Distributors — 2.0%
W.W. Grainger Inc.	75	102,030

Total Industrials		608,996
Information Technology — 23.6%
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A Shares	726	128,008
Semiconductors & Semiconductor Equipment — 9.2%
Analog Devices Inc.	346	137,421
Broadcom Inc.	669	252,715
Lam Research Corp.	207	89,699
Total Semiconductors & Semiconductor Equipment		479,835
Software — 7.7%
Microsoft Corp.	727	271,185
Oracle Corp.	885	129,697
Total Software		400,882
Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	785	227,148

Total Information Technology		1,235,873
Materials — 4.2%
Chemicals — 4.2%
Linde PLC	293	152,050
Sherwin-Williams Co.	194	66,798

Total Materials		218,848
Utilities — 3.5%
Electric Utilities — 3.5%
Evergy Inc.	1,118	96,629
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
NextEra Energy Inc.		981	$86,102

Total Utilities			182,731
Total Investments before Short-Term Investments (Cost — $4,845,143)			5,092,872
	Rate
Short-Term Investments — 2.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $145,746)	3.545%	145,746	145,746 (a)(b)
Total Investments — 99.9% (Cost — $4,990,889)			5,238,618
Other Assets in Excess of Liabilities — 0.1%			6,990
Total Net Assets — 100.0%			$5,245,608

(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $145,746 and the cost was $145,746 (Note 3).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.9%
Alabama — 10.2%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Series A	5.250%	9/1/32	$10,345,000	$10,711,309 (a)(b)
Series A, Refunding	4.000%	12/1/31	200,000	204,484 (a)(b)
Series C	5.250%	8/1/27	1,000,000	1,015,227 (c)
Series C	5.250%	8/1/33	1,015,000	1,064,027 (c)
Series C	5.500%	8/1/34	28,250,000	30,418,956 (a)(b)(c)
Series G	5.000%	10/1/35	27,745,000	29,270,523
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue:
Series A	5.000%	11/1/35	19,645,000	20,754,567
Series A-1	5.500%	1/1/31	2,185,000	2,355,042 (a)(b)
Series B	5.250%	6/1/32	6,480,000	6,981,179 (a)(b)
Series B	5.000%	11/1/33	2,040,000	2,175,321
Series B-1	5.750%	11/1/31	935,000	1,028,585 (a)(b)
Homewood Educational Building Authority, AL, Horizons II LLC, Student Housing & Parking Project, Series C	5.500%	10/1/44	1,070,000	1,135,252
Huntsville, AL, Health Care Authority Revenue, Series B	4.000%	6/1/45	1,000,000	960,498
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, Refunding	4.000%	2/1/37	1,340,000	1,322,323
Series A, Refunding	4.000%	2/1/39	2,465,000	2,385,877
Series A, Refunding	4.000%	2/1/40	2,680,000	2,568,570
MidCity Improvement District, AL, Special Assessment Revenue:
Series 2022	4.250%	11/1/32	600,000	585,951
Series 2024	6.500%	11/1/44	250,000	253,359 (c)
Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	100,000	93,663 (c)
Selma, AL, Industrial Development Board Revenue, International Paper Company Project, Refunding	4.200%	5/1/34	2,640,000	2,763,407
Southeast Alabama Gas Supply, Gas Supply Revenue, Series A, Refunding	5.000%	4/1/32	2,940,000	3,132,155 (a)(b)
Southeast Energy Authority, AL, Cooperative District Energy Supply Revenue:
Series A	5.000%	6/1/35	30,150,000	30,790,618 (a)(b)
Series H	5.000%	11/1/35	18,475,000	19,664,945
Southeast Energy Authority, AL, Cooperative District, Commodity Supply Revenue, Series A	5.500%	12/1/29	845,000	900,144 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series A	5.000%	11/1/35	39,185,000	40,918,752
Series B	5.250%	1/1/33	16,850,000	17,465,977 (a)(b)
Series C	5.000%	11/1/32	2,665,000	2,830,569 (a)(b)
Total Alabama				233,751,280
Alaska — 0.3%
Alaska State Housing Finance Corp. Revenue:
General Mortgage II, Series A	4.000%	12/1/39	1,015,000	1,006,180
General Mortgage II, Series A	4.250%	12/1/42	2,000,000	2,003,153
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Alaska State Railroad Corp., Cruise Port Revenue:
Series 2025, AG	5.500%	10/1/43	$500,000	$549,566 (d)
Series 2025, AG	5.500%	10/1/44	1,000,000	1,092,632 (d)
Series 2025, AG	5.500%	10/1/45	1,000,000	1,084,018 (d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	1,000,000	1,006,891
Total Alaska				6,742,440
Arizona — 0.6%
Arizona State, IDA Education Revenue, Copper World LLC Project, Series A	4.500%	7/2/36	3,000,000	3,049,263 (a)(b)(c)(d)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	9/1/27	3,180,000	3,217,268 (a)(b)(d)
Glendale, AZ, IDA Revenue, People of Faith Inc., Obligated Group, Series 2020	4.000%	5/15/31	135,000	133,646
Maricopa County, AZ, IDA Education Revenue, Grand Canyon University Project	7.375%	10/1/29	2,925,000	3,055,468 (c)
Sierra Vista, AZ, IDA Revenue:
American Leadership Academy Project	5.000%	6/15/44	1,750,000	1,665,849 (c)
Georgetown CDA Project	9.000%	10/1/37	250,000	245,129 (c)
Tempe, AZ, IDA Revenue:
Friendship Village of Tempe Project, Refunding	4.000%	12/1/31	225,000	228,323
Series A	5.375%	12/1/46	1,500,000	1,567,285
Total Arizona				13,162,231
Arkansas — 0.7%
Arkansas State Development Finance Authority Health Care Revenue:
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/39	140,000	145,112
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/44	2,500,000	2,556,771
Arkansas State Development Finance Authority Hospital Revenue:
Washington Regional Medical Center, Series 2024	5.000%	2/1/35	1,475,000	1,511,971
Washington Regional Medical Center, Series 2024	5.000%	2/1/36	160,000	163,932
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Series B	4.250%	3/3/36	5,500,000	5,591,835 (a)(b)(c)(d)
Fayetteville, AR, Public Facilities Board Revenue, Butterfield Trail Village Project, Series 2026	5.250%	12/1/46	860,000	897,323
Jonesboro, AR, City Water & Light Plant, Public Utility System Revenue, Series 2025	4.000%	6/1/43	2,500,000	2,515,173
Osceola, AR, Solid Waste Disposal Revenue, Plum Point Energy Associates LLC Project, Refunding	4.875%	4/1/40	3,400,000	3,452,673 (d)
Total Arkansas				16,834,790
California — 6.3%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	2,650,000	2,734,825 (a)(b)
Clean Energy Project, Green Bonds, Series A-1	5.000%	2/1/36	5,000,000	5,380,046 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	9,185,000	9,457,197 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	1,830,000	1,961,910 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	3/1/36	32,490,000	33,909,517
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	8,905,000	9,433,764 (a)(b)
Clean Energy Project, Green Bonds, Series E	4.108%	3/1/31	4,595,000	4,682,808 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	$990,000	$1,081,014 (a)(b)
California State Community College Financing Authority Revenue, Napa Valley Properties LLC, College Project, Series A	4.250%	7/1/32	500,000	422,512 (c)
California State Community Housing Agency Essential Housing Revenue:
Junior Bonds Aster, Series A	4.000%	2/1/43	4,218,000	4,015,908 (c)
Junior Bonds Fountains, Series A	4.000%	8/1/46	3,855,000	3,418,863 (c)
Junior Bonds Glendale Properties, Series A	4.000%	8/1/47	2,320,000	1,857,100 (c)
Junior Bonds, Series A	4.000%	8/1/50	1,125,000	913,366 (c)
The Arbors, Series A	5.000%	8/1/50	6,985,000	6,705,333 (c)
Verdant Green Valley, Series A	5.000%	8/1/49	2,270,000	2,152,624 (c)
California State Health Facilities Financing Authority Revenue, Episcopal Communities & Services, Initial Entrance Fees, Series A	3.850%	11/15/27	1,000,000	1,000,396
California State MFA Revenue:
Mobile Home Park, Subordinate Revenue, Caritas Projects, Series B, Refunding	3.000%	8/15/31	125,000	121,867
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/27	125,000	126,935 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/27	100,000	102,222 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/29	490,000	507,593 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/29	500,000	517,730 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/31	215,000	222,174 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/31	630,000	650,621 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/36	1,145,000	1,173,286 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,630,000	1,655,201 (d)
Senior Lien, LINXS APM Project, Series A, AG	3.500%	12/31/35	150,000	146,511 (d)
California State MFA, Community Facilities District No 11, Special Tax Revenue:
Series 2026	5.000%	9/1/36	250,000	261,169
Series 2026	5.000%	9/1/41	425,000	440,781
California State MFA, Special Finance Agency Essential Housing Revenue:
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/45	5,835,000	5,348,460 (c)
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/47	7,745,000	7,375,354 (c)
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/47	4,395,000	4,185,240 (c)
Junior Bonds Solana at Grand, Series 2022	4.375%	8/1/49	2,315,000	1,946,325 (c)
California State MFA, Special Tax Revenue:
Improvement Area One, Series B	5.000%	9/1/35	300,000	319,144
Improvement Area One, Series B	5.000%	9/1/40	275,000	287,609
Improvement Area Two	5.000%	9/1/40	700,000	732,095
Series A	5.000%	9/1/36	220,000	230,642
Series A	5.000%	9/1/41	1,000,000	1,040,439
Series C	5.500%	9/1/34	60,000	64,576
Series C	5.750%	9/1/37	400,000	430,497
Series C	6.000%	9/1/42	730,000	784,900
Series D	5.000%	9/1/35	350,000	369,727
Series D	5.000%	9/1/40	550,000	574,373
Series D	6.000%	9/1/42	265,000	284,930
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State PCFA Solid Waste Disposal Revenue, Calplant I Project, Green Bonds, Series 2017	7.500%	7/1/32	$250,000	$2,812 *(c)(d)(e)(f)(g)
California State School Finance Authority Revenue:
Aspire Public School, Unrefunded	5.000%	8/1/36	1,450,000	1,450,335 (c)
Classical Academy, Series A	3.000%	10/1/30	135,000	130,625 (c)
Community High School Foundation Inc., Series 2017	5.000%	6/1/27	50,000	51,009 (c)(h)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/27	50,000	50,488 (c)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/37	125,000	125,334 (c)
John Adams Academies, Series A	4.500%	7/1/32	245,000	248,663 (c)
Orange Springs Obligated Group, Series A	5.000%	7/1/36	2,250,000	2,326,202 (c)
Orange Springs Obligated Group, Series A	5.375%	7/1/46	1,000,000	994,370 (c)
River Springs Charter School, Series A	5.000%	7/1/42	2,215,000	2,219,366 (c)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	155,000	145,008 (c)
Mezzanine Lien, Waterscape Apartments, Social Bonds	4.000%	9/1/46	1,980,000	1,718,828 (c)
Mezzanine Lien,Towne-Glendale, Social Bonds	5.000%	9/1/37	800,000	817,520 (c)
Parallel-Anaheim, Social Bonds, Series A	4.000%	8/1/56	100,000	90,957 (c)
Renaissance at City Center, Series A	5.000%	7/1/51	7,295,000	7,091,116 (c)
Elsinore Valley, CA, Municipal Water Special Tax Revenue, Community Facilities District No 2020, Series A	4.000%	9/1/27	100,000	100,597 (c)
Lammersville Joint USD, CA, Community Facilities District No 1, Special Tax Revenue, Mountain House School Facilities, Series 2026	5.000%	9/1/41	600,000	629,259
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.071%	11/15/27	3,000,000	3,034,966 (b)
Rancho Cordova, CA, Special Tax Revenue:
Improvement Area Two, Series 2026	5.000%	9/1/36	200,000	212,080
Improvement Area Two, Series 2026	5.000%	9/1/41	500,000	524,355
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Improvement Area One, Community Facilities District No 2023-1	5.000%	9/1/38	465,000	489,602
Improvement Area Three, Community Facilities District No 2003-1, Refunding	5.000%	9/1/35	410,000	443,825
Improvement Area Three, Community Facilities District No 2003-1, Refunding	4.500%	9/1/40	600,000	605,521
Improvement Area Two, Community Facilities District No 2003-1	5.000%	9/1/32	500,000	525,647
San Francisco, CA, City & County Development Special Tax Revenue, Mission Rock Facilities & Services, Series A	4.000%	9/1/36	100,000	100,397 (c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	4.099%	11/1/38	1,405,000	1,374,764 (b)
Total California				144,531,230
Colorado — 1.3%
Bradburn, CO, Metropolitan District No 2, Colorado Limited Tax, GO, Improvement Bonds, Series A, Refunding	5.000%	12/1/38	600,000	629,785 (i)
Colorado Educational & Cultural Facilities Authority, Charter School, Golden View Classical Academy Project, Refunding	4.000%	1/1/32	200,000	201,081
Colorado State Health Facilities Authority Revenue:
Christian Living Neighborhoods, Series 2019, Refunding	4.000%	1/1/29	100,000	102,050
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Christian Living Neighborhoods, Series 2021, Refunding	4.000%	1/1/42	$2,105,000	$2,060,382
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/37	1,560,000	1,563,545
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/38	1,685,000	1,685,756
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/39	1,790,000	1,777,115
Commonspirit Health Initiatives, Series A-2, Refunding	5.000%	8/1/39	2,000,000	2,068,921
Improvement Second Tier Bonds, Bethesda Project	5.250%	9/15/45	3,575,000	3,715,163
Denver, CO, Health & Hospital Authority Revenue:
Series 2017, Refunding	4.000%	12/1/36	205,000	199,248 (c)
Series 2019	5.000%	12/1/45	990,000	1,017,039
Series 2019, Refunding	4.000%	12/1/37	1,210,000	1,164,386
Series 2019, Refunding	4.000%	12/1/38	2,290,000	2,168,154
Series 2019, Refunding	4.000%	12/1/39	2,820,000	2,658,798
E-470 Public Highway Authority Revenue, CO, Senior Bonds, Series B, Refunding (SOFR x 0.670 + 0.750%)	3.175%	9/1/26	1,000,000	999,577 (a)(b)
Jefferson County, CO, Center Metropolitan District No 2 Revenue:
Series A, Refunding	5.000%	12/1/36	500,000	504,433 (c)
Series A, Refunding	5.750%	12/1/46	1,375,000	1,394,343 (c)
Kinston Metropolitan District, CO, GO, Series A, Refunding	5.500%	12/1/45	560,000	580,542 (c)
Maiker Housing Partners, CO, MFH Revenue, Verrbena Project, Series A	5.000%	4/1/44	1,150,000	1,194,805
Raindance, CO, Metropolitan District No 1, Non-Potable Water System Revenue, Water Activity Enterprise, Series 2020	5.000%	12/1/40	1,247,000	1,253,439
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,300,000	1,411,161 (c)
Southlands Metropolitan District No 1, CO, GO:
Refunding	5.000%	12/1/30	100,000	100,026
Series A	3.500%	12/1/27	135,000	134,547
Series A, Refunding	3.500%	12/1/27	100,000	99,664
Series A, Refunding	5.000%	12/1/37	810,000	815,600
Sterling Ranch, CO, Community Authority Board, Sterling Ranch Metropolitan District No 1, Special Assessment Revenue	5.625%	12/1/43	773,000	808,417
Total Colorado				30,307,977
Connecticut — 0.8%
Connecticut State HEFA Revenue:
Hartford Healthcare Issue, Series A, Refunding	5.500%	7/1/51	9,480,000	10,235,929
Masonicare Issue, Series F, Refunding	5.000%	7/1/37	1,365,000	1,365,631
Masonicare Issue, Series F, Refunding	5.000%	7/1/43	5,500,000	5,500,956
McLean Affiliates Obligated Group, Series A	5.000%	1/1/30	100,000	100,711 (c)
Sacred Heart University, Series I-1, Refunding	5.000%	7/1/29	5,000	5,103
Connecticut State Higher Education Supplement Loan Authority Revenue, Chesla Loan Program, Series B	4.250%	11/15/43	1,215,000	1,218,663 (d)
Total Connecticut				18,426,993
Delaware — 0.1%
Delaware State EDA Revenue:
Aspira of Delaware Charter Operations Inc. Project, Series A	5.000%	2/1/36	875,000	898,231
Aspira of Delaware Charter Operations Inc. Project, Series A	5.250%	2/1/46	585,000	574,945
Charter Schools, Series 2021, Refunding	4.000%	9/1/41	1,000,000	929,857
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Delaware — continued
Delaware State Housing Authority, Senior Single-Family Mortgage Revenue, Series B, GNMA/FNMA/FHLMC	4.650%	7/1/40	$990,000	$1,020,795
Kent County, DE, Student Housing & Dining Facility Revenue, University Project, Series A	5.000%	7/1/29	100,000	101,250
Total Delaware				3,525,078
District of Columbia — 0.2%
District of Columbia Revenue:
Smart Street Lighting Project, Series A	5.500%	8/31/33	250,000	275,875 (d)
Smart Street Lighting Project, Series A	5.500%	8/31/36	25,000	28,187 (d)
Smart Street Lighting Project, Series A	5.500%	2/28/37	120,000	135,475 (d)
Metropolitan Washington, DC, Transit Authority, Dedicated Tax Revenue, Second Lien, Series A	5.250%	7/15/50	3,365,000	3,601,622
Total District of Columbia				4,041,159
Florida — 9.9%
Angeline, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.500%	5/1/45	300,000	310,266
Antillia, FL, Community Development District Miami-Dade County Special Assessment Revenue, Series 2024	5.000%	5/1/31	215,000	220,080
Astonia, FL, Community Development District Polk County, Special Assessment Revenue, Assessment Area One, Series 2020	3.375%	5/1/30	120,000	119,466 (c)
Avalon, FL, Park West Community Development District, Special Assessment Revenue, Series 2020, Refunding	3.250%	5/1/30	80,000	78,640 (c)
Aventura, FL, Isles Community Development District Miami-Dade County Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/43	1,210,000	1,252,849
Babcock Ranch, FL, Community Independent Special District, Special Assessment Revenue:
Assessment Area Three	3.000%	5/1/30	120,000	117,611
Assessment Area Two	3.000%	5/1/30	40,000	39,204
Charlotte And Lee Counties, Series 2024	5.000%	5/1/44	30,000	30,928 (c)
Series 2022	4.125%	5/1/27	295,000	296,260
Series 2022	4.250%	5/1/32	55,000	55,510
Series 2022	5.000%	5/1/42	1,825,000	1,873,839
Bella Tara, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.875%	5/1/45	805,000	852,346
Belmond Reserve, FL, Community Development District, Special Assessment Revenue, Series 2020	3.250%	5/1/30	80,000	78,836
Benton Hills, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2026	5.250%	5/1/46	605,000	609,169 (j)
Berry Bay, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2021	3.125%	5/1/31	100,000	95,527
Black Creek, FL, Community Development District, Special Assessment Revenue, Expansion Area Project	5.125%	6/15/32	100,000	105,356
Brevard County, FL, Health Facilities Authority Hospital Revenue, Series A, Refunding	5.000%	4/1/47	3,690,000	3,777,331
Brightshore, FL, Community Development District, Capital Improvement Revenue, Series 2026	5.300%	5/1/46	850,000	854,334
Brightwater, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two	5.350%	5/1/44	250,000	261,793 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Broward County, FL, North Springs Improvement District, Special Assessment Revenue:
Parkland Royale II Assessment Area, Series 2026	4.375%	5/1/36	$980,000	$977,264 (j)
Parkland Royale II Assessment Area, Series 2026	5.250%	5/1/46	1,350,000	1,359,992 (j)
Buena Lago, FL, Community Development District, Capital Improvement Revenue, Series 2022	5.250%	5/1/42	665,000	705,447
Cape Coral, FL, Water & Sewer Revenue:
Series 2026, AG	4.250%	3/1/42	2,500,000	2,518,309 (j)
Series 2026, AG	4.350%	3/1/43	2,850,000	2,878,592 (j)
Capital Projects, FL, Finance Authority Revenue:
Student Housing, Loan Program, Series A	5.250%	6/1/44	1,000,000	899,243 (c)
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/30	1,000,000	1,054,552
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/32	1,555,000	1,629,270
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/34	1,090,000	1,134,116
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/35	1,300,000	1,347,579
Capital Trust Agency Inc., FL, Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	3.000%	7/1/31	125,000	118,077 (c)
Liza Jackson Preparatory School Inc., Series A	4.000%	8/1/30	285,000	285,502
Liza Jackson Preparatory School Inc., Series A	5.000%	8/1/40	1,120,000	1,131,063
South Tech Schools Project, Series A	5.000%	6/15/40	2,130,000	2,177,249 (c)(i)
Capital Trust Agency Inc., FL, Senior Revenue:
Educational Growth Fund LLC, Charter School Portfolio Projects, Series A-1	3.375%	7/1/31	80,000	77,399 (c)
Wonderful Foundations Charter School Portfolio Project, Series A-1	3.300%	1/1/31	250,000	238,452 (c)
Wonderful Foundations Charter School Portfolio Project, Series A-1	4.500%	1/1/35	470,000	462,887 (c)
Capital Trust Agency Inc., FL, Student Housing Revenue:
University Bridge LLC, Student Housing Project, Series A	4.000%	12/1/28	300,000	299,722 (c)
University Bridge LLC, Student Housing Project, Series A	5.250%	12/1/43	4,475,000	4,498,219 (c)
Capital Trust Authority, FL, Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	5.000%	7/1/35	2,265,000	2,303,740 (c)
Academir Charter Schools Inc., Series A	5.625%	7/1/40	1,785,000	1,837,223 (c)
Academir Charter Schools Inc., Series A	6.250%	7/1/45	1,000,000	1,044,425 (c)
Madron Tech Student Housing I LLC, Florida Institute of Technology Project, Series A	4.750%	7/1/40	1,150,000	1,158,063 (c)
Madron Tech Student Housing I LLC, Florida Institute of Technology Project, Series A	5.000%	7/1/45	1,800,000	1,807,168 (c)
Capital Trust Authority, FL, MFH Revenue, Gulf Coast Portfolio, Refunding	0.000%	3/1/29	855,000	729,606 (c)
Caymas, FL, Community Development District Revenue:
Collier County Capital Improvement Bond, Assessment Area One	4.450%	5/1/31	200,000	202,645
Collier County Capital Improvement Bond, Assessment Area Two	5.375%	5/1/46	700,000	715,123
Cedar Crossings, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	600,000	613,332 (c)
Celebration, FL, Community Development District, Special Assessment Revenue, Assessment Area One	3.125%	5/1/41	50,000	43,081
Center Lake Ranch West, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.300%	5/1/45	1,200,000	1,236,551 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Central Parc, FL, Community Development District, Special Assessment Revenue, City of North Port Florida, Series 2024	5.700%	5/1/44	$1,000,000	$1,034,392
Chaparral of Palm Bay, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two	4.500%	5/1/31	285,000	287,990
Charlotte County, FL, IDA Revenue:
Town & Country Utilities Project	5.125%	10/1/35	500,000	513,333 (d)
Town & Country Utilities Project, Series 2021	4.000%	10/1/41	1,500,000	1,421,241 (c)(d)
Coddington, FL, Community Development District, Special Assessment Revenue:
Capital Improvement, Series 2022	5.000%	5/1/32	270,000	284,896
Capital Improvement, Series 2022	5.750%	5/1/42	70,000	74,395
Connerton East, FL, Community Development District, Special Assessment Revenue:
Assessment Area One	4.250%	6/15/30	135,000	137,468
Assessment Area Three	5.250%	6/15/45	670,000	692,185
Assessment Area Two	5.450%	6/15/45	500,000	525,660
Copes Landing, FL, Community Development District, Special Assessment Revenue, Assessment Area Three, Series 2026	5.350%	5/1/46	685,000	697,359
Coral Bay, FL, Community Development District, Special Assessment Revenue, Series 2022	5.500%	5/1/42	280,000	293,731
Coral Keys, FL, Community Development District, Special Assessment Revenue, Series 2020	3.125%	5/1/30	135,000	133,103
Cordoba Ranch, FL, Community Development District, Special Assessment Revenue, Series 2021, Refunding	3.000%	5/1/31	100,000	97,856
Cordova Palms, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2022	4.800%	5/1/27	25,000	25,180
Series 2021	2.800%	5/1/31	100,000	94,748
Creekside, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.300%	5/1/46	300,000	305,688
Creekview, FL, Community Development District, Special Assessment Revenue, Series 2024	5.375%	5/1/44	1,145,000	1,176,287
Cresswind DeLand, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	745,000	765,327
Cross Creek North, FL, Community Development District, Special Assessment Revenue, Series 2022	4.250%	5/1/42	2,340,000	2,331,202
Crosswinds East, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.500%	5/1/44	2,000,000	2,079,852
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	4.650%	5/1/31	195,000	197,037 (c)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.300%	5/1/45	660,000	678,941
Series 2020	3.125%	5/1/30	55,000	54,285 (c)
Cypress Park Estates, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.375%	5/1/27	30,000	30,157
Series 2022	5.000%	5/1/42	160,000	162,720
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Cypress Ridge, FL, Community Development District, Special Assessment Revenue, Series 2023	4.875%	5/1/30	$220,000	$224,309
Darby, FL, Community Development District, Special Assessment Revenue, Series A-2	5.875%	5/1/35	200,000	209,500
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue:
Series 2023	4.125%	5/1/30	85,000	86,187
Series 2023	5.000%	5/1/43	115,000	119,198
Series 2025	5.375%	5/1/45	375,000	387,480 (c)
Del Webb River Reserve, FL, Community Development District, Special Assessment Revenue, Series 2025	5.625%	5/1/45	465,000	491,227
Downtown Doral South, FL, Community Development District, Special Assessment Revenue, Series 2018	4.250%	12/15/28	165,000	166,311 (c)
DW Bayview, FL, Community Development District, Special Assessment Revenue, Series 2021	3.000%	5/1/32	100,000	97,734 (c)
EA McKinnon Groves, FL, Community Development District, Special Assessment Revenue, Series 2025	5.250%	5/1/45	855,000	877,068
East 547, FL, Community Development District, Special Assessment Revenue, Series 2024	5.500%	5/1/30	85,000	87,761
East Bonita Beach Road, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2021	3.000%	5/1/32	100,000	97,012
East Nassau County, FL, Stewardship District, Special Assessment Revenue, Series 2025	6.000%	5/1/45	1,000,000	1,059,277
East Palm Drive, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.350%	6/15/46	500,000	508,221
Eden Hills, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	5/1/40	600,000	587,425
Edgewater East, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.100%	5/1/31	100,000	96,310
Series 2022	3.000%	5/1/27	60,000	59,614
Edgewater West, FL, Community Development District, Special Assessment Revenue, Series 2026	6.000%	5/1/41	1,850,000	1,850,376
Enbrook, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.000%	5/1/30	80,000	77,100 (c)
Series 2020	4.000%	5/1/40	300,000	278,198 (c)
Entrada, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	300,000	306,820
Epperson North, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.000%	5/1/31	80,000	76,597
Series 2024	4.500%	5/1/31	110,000	111,362
Escambia, FL, County Health Facilities Authority Revenue:
Baptist Health Care Corp. Obligated Group, Series A, Refunding	5.000%	8/15/38	1,070,000	1,099,689
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/34	2,240,000	2,331,219
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/40	460,000	470,624
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Esplanade at Wellen Park, FL, Community Development District, Capital Improvement Revenue, Series 2026	5.350%	5/1/46	$1,250,000	$1,270,742
Everlands II, FL, Community Development District, Special Assessment Revenue, Series 2024	5.200%	6/15/44	125,000	129,917
Everlands, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.200%	6/15/44	750,000	774,732 (c)
Series 2024	5.250%	6/15/44	290,000	301,022
Feed Mill, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2026	5.375%	5/1/46	450,000	457,979
Firethorn, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	370,000	378,487
Florida State Development Finance Corp. Revenue:
Brightline Passenger Rail Project, Refunding, AG	5.000%	7/1/44	320,000	317,152 (d)
Brightline Passenger Rail Project, Series B	12.000%	9/11/26	350,000	227,500 (a)(b)(c)(d)
Florida State Development Finance Corp., Health Care Facilities Revenue:
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/37	1,240,000	1,294,313
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/39	2,640,000	2,739,070
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/40	70,000	72,002
UF Health Jacksonville Project, Series, Series A, Refunding	5.000%	2/1/38	310,000	322,593
Florida State Development Finance Corp., Senior Living Revenue:
Glenridge on Palmer Ranch Obligated Group, Series 2021, Refunding	5.000%	6/1/31	200,000	209,807 (c)
Mayflower Retirement Community Project, Series A, Refunding	4.000%	6/1/31	100,000	99,939 (c)
Florida State Housing Finance Corp., Homeowner Mortgage Revenue:
Series 3, GNMA/FNMA/FHLMC	5.000%	7/1/45	430,000	444,493
Series 5, GNMA/FNMA/FHLMC	4.900%	7/1/45	875,000	911,506
Florida State Local Government Finance Commission, Educational Facilities Revenue:
Bridgeprep Academy Projects, Series A	5.500%	6/15/40	540,000	562,545 (c)
Bridgeprep Academy Projects, Series A	6.000%	6/15/45	1,000,000	1,047,591 (c)
Florida State Municipal Loan Council, Capital Improvement Revenue, Shingle Creek Transit and Utility Community Development District	5.150%	5/1/44	220,000	229,347 (d)
Flow Way, FL, Community Development District, Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/44	1,000,000	1,034,012
Forest Lake, FL, Community Development District, Special Assessment Revenue, Series 2020	3.250%	5/1/30	120,000	117,875 (c)
Fox Branch Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.200%	5/1/45	530,000	544,124
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	610,000	633,464
Grace Groves, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2026	5.400%	5/1/46	1,215,000	1,237,842
Grand Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	5/1/30	125,000	125,506
Grande Pines, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2024	4.650%	5/1/34	430,000	440,459
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Groves at Lake Marion, FL, Community Development District, Special Assessment Revenue, Series 2026	5.300%	12/15/46	$455,000	$462,671 (c)
Hacienda North, FL, Community Development District, Special Assessment Revenue, Series 2023	5.500%	5/1/33	135,000	142,096
Hamilton Bluff, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.500%	5/1/44	1,000,000	1,035,318
Hammock Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	5.000%	5/1/31	120,000	121,938
Hammock Reserve, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2020	3.250%	5/1/30	80,000	79,005
Assessment Area One, Series 2020	4.000%	5/1/40	540,000	527,021
Harmony on Lake Eloise, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.450%	11/1/45	825,000	854,550
Harmony West, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2023	5.000%	5/1/43	30,000	30,934
Harvest Hills South, FL, Community Development District, Capital Improvement Revenue, Assessment Area One	5.450%	5/1/45	1,375,000	1,410,152
Harvest Ridge, FL, Community Development District, Special Assessment Revenue, Series 2024	5.125%	5/1/44	500,000	520,447
Hawkstone, FL, Community Development District, Special Assessment Revenue, Series 2023	4.375%	5/1/30	130,000	131,927
Herons Glen, FL, Recreation District, Special Assessment Revenue, Series 2020, Refunding, BAM	3.000%	5/1/32	100,000	99,170
Hickory Tree, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2024	4.500%	5/1/31	400,000	404,083
Assessment Area One, Series 2024	5.150%	5/1/44	930,000	946,996
Highland Park, FL, Community Development District, Special Assessment Revenue, Series 2026	5.625%	5/1/46	1,275,000	1,304,177
Highland Trails, FL, Community Development District, Special Assessment Revenue, Series 2024	4.700%	5/1/31	60,000	61,120
Hillcrest Preserve, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	1,000,000	1,013,517 (c)
Hills of Minneola, FL, Community Development District, Special Assessment Revenue, North Parcel Assessment Area Two	5.300%	5/1/46	680,000	696,601
Horseshoe Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2026	5.375%	5/1/46	1,575,000	1,589,609
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2024	4.850%	6/15/31	190,000	193,762
Assessment Area One, Series 2024	5.375%	6/15/44	730,000	756,389
Assessment Area Two, Series 2026	5.300%	12/15/46	680,000	695,198
Hyde Park No 1, FL, Community Development District, Special Assessment Revenue, Series 2026	5.650%	5/1/46	365,000	373,763
Ibis Landing, FL, Community Development District, Special Assessment Revenue, Series 2025	5.700%	6/15/45	620,000	659,588
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Indigo, FL, Community Development District, Special Assessment Revenue, Series 2021	2.700%	5/1/31	$100,000	$95,458
Jacksonville, FL, Health Care Facilities Revenue, Brooks Rehabilitation, Series 2020, Refunding	4.000%	11/1/40	1,565,000	1,496,389
Juniper Cove, FL, Community Development District, Capital Improvement Revenue	5.450%	5/1/45	500,000	518,585
Kelly Park, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2023	5.125%	11/1/30	155,000	158,449
Assessment Area One Project, Series 2025	5.300%	5/1/45	650,000	668,654
Keys Edge, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.100%	5/1/44	1,450,000	1,489,389
Kindred, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.000%	5/1/30	100,000	98,397
Series 2023	5.650%	5/1/43	400,000	425,684
Kingman Gate, FL, Community Development District, Special Assessment Revenue, Series 2020	3.125%	6/15/30	90,000	89,346
Kingston One, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.750%	5/1/45	85,000	89,605
Kissimmee Park, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.875%	5/1/45	430,000	455,290
Lake Mattie Preserve, FL, Community Development District, Special Assessment Revenue:
Phase One Project	5.500%	5/1/44	1,000,000	1,031,388
Phase Two Project, Series 2025	5.450%	5/1/45	975,000	994,440
Lakes at Bella Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.750%	5/1/43	165,000	173,683
Lakes by the Bay South, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/34	440,000	474,174
Lakes of Sarasota, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project	3.400%	5/1/31	135,000	132,075
Series 2024	5.300%	5/1/44	525,000	536,793
Series 2025	5.500%	5/1/45	630,000	649,732
Lakeside at Satilla, FL, Community Development District, Capital Improvement Revenue	5.375%	5/1/45	600,000	620,422 (c)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Azario Project	3.200%	5/1/30	175,000	172,083
Lakewood Ranch Southeast Project	5.500%	5/1/40	825,000	902,727
Lorraine Lakes Project	3.125%	5/1/30	25,000	24,517 (c)
Northeast Sector Project - Phase 2, Refunding	3.200%	5/1/30	100,000	98,509 (c)
Palm Grove Project	5.250%	5/1/44	580,000	606,876
Star Farms At Lakewood Ranch Project – Phase 1/2	2.700%	5/1/31	100,000	95,972
Taylor Ranch Project	6.125%	5/1/43	500,000	549,924
Langley South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.125%	5/1/44	175,000	179,812
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Lawson Dunes, FL, Community Development District, Special Assessment Revenue	4.375%	5/1/27	$30,000	$30,086
Lecanto Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2026	5.350%	5/1/46	830,000	840,322
Lee County, FL, Airport Revenue, Series A	5.250%	10/1/43	1,500,000	1,654,320 (d)
Lee County, FL, IDA, Health Care Facilities Revenue:
Shell Point Obligated Group	4.375%	11/15/29	1,000,000	1,003,028
Shell Point Obligated Group Project, Series C	5.000%	11/15/44	5,180,000	5,443,322
Longleaf, FL, Community Development District, Capital Improvement Revenue:
Neighborhood 4, Assessment Area One Project, Series 2024	4.500%	5/1/31	100,000	100,743 (c)
Neighborhood 4, Assessment Area Two Project, Series 2024	4.375%	5/1/31	200,000	200,265
Neighborhood 4, Assessment Area Two Project, Series 2024	5.200%	5/1/44	1,415,000	1,433,085
Los Cayos, FL, Community Development District, Special Assessment Revenue	4.400%	6/15/31	225,000	229,170
LT Ranch South, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.600%	5/1/46	460,000	471,071
LT Ranch, FL, Community Development District, Capital Improvement Revenue:
Phase IIA Assessment Area, Series 2022-2	5.000%	5/1/27	115,000	116,319
Phase IIA Assessment Area, Series 2022-2	5.500%	5/1/42	190,000	200,413
LTC Ranch West Residential, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project, Refunding	5.375%	5/1/44	970,000	989,210
Madeira, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.500%	5/1/45	500,000	514,225
Magnolia Island, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.550%	5/1/45	250,000	257,455
Magnolia Park, FL, Community Development District, Special Assessment Revenue, Refunding	4.000%	5/1/31	39,000	39,951 (c)
Marion Ranch, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.100%	5/1/31	150,000	152,836
Series 2024	5.700%	5/1/44	875,000	911,960
Meadow View at Twin Creeks, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	65,000	61,822
Metropica, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project, Series 2026	5.350%	5/1/46	250,000	253,955
Miami, FL, HFA Revenue, Miami Jewish Health Systems Inc. Project, Refunding	5.000%	7/1/28	150,000	149,915
Miami-Dade County, FL, IDA, Educational Facilities Revenue:
Mater Academy Project, Series 2026	5.000%	6/15/41	575,000	602,161
Mater Academy Project, Series 2026	5.000%	6/15/46	770,000	782,587
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding, AG	4.000%	10/1/40	1,420,000	1,399,414 (d)
Miami-Dade County, FL, Transit System Sales Surtax Revenue, Series 2022	5.000%	7/1/52	6,665,000	6,892,418
Middleton A, FL, Community Development District, Special Assessment Revenue	5.450%	5/1/32	200,000	212,269
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Mirada II, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/31	$100,000	$93,978
Newport Isles, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	440,000	450,081
Newton Road, FL, Community Development District, Special Assessment Revenue	5.500%	6/15/45	835,000	871,264 (c)
Normandy, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project, Series 2024	4.625%	5/1/31	375,000	378,148 (c)
Assessment Area One Project, Series 2024	5.300%	5/1/44	2,170,000	2,203,503 (c)
North Powerline Road, FL, Community Development District, Special Assessment Revenue	4.750%	5/1/27	45,000	45,307 (c)
North River Ranch Improvement Stewardship District, FL, Special Assessment Revenue, Manatee County	5.700%	5/1/29	145,000	148,170
Northlake, FL, Stewardship District, Special Assessment Revenue, Pod A – Assessment Area Two	5.300%	5/1/46	750,000	755,165
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	400,000	419,138 (c)
Old Hickory, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	80,000	77,863
Orlando, FL, Contract Tourist Development Tax Revenue, Series 2025, AG	5.500%	11/1/50	2,560,000	2,742,603
Pacific Ace, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.200%	5/1/44	500,000	516,430
Palermo, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two Project, Series 2025	5.350%	6/15/45	745,000	777,849
Series 2023	4.125%	6/15/30	50,000	50,707
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	300,000	324,693
Jupiter Medical Center Project, Series A	5.000%	11/1/36	965,000	1,024,049
Jupiter Medical Center Project, Series A	5.000%	11/1/37	655,000	691,755
Jupiter Medical Center Project, Series A	5.000%	11/1/38	85,000	89,418
Jupiter Medical Center Project, Series A	5.000%	11/1/39	215,000	225,332
Jupiter Medical Center Project, Series A	5.000%	11/1/40	700,000	730,860
Jupiter Medical Center Project, Series A	5.000%	11/1/41	90,000	93,712
Jupiter Medical Center Project, Series A	5.000%	11/1/42	145,000	150,445
Palm Beach County, FL, Health Facilities Authority Revenue:
Lifespace Communities Inc., Series B	5.000%	5/15/37	2,015,000	2,027,881
Lifespace Communities Inc., Series B	5.000%	5/15/41	725,000	725,153
Lifespace Communities Inc., Series B	5.125%	5/15/46	500,000	509,547
Lifespace Communities Inc., Series C, Refunding	5.000%	5/15/27	307,000	307,219
Lifespace Communities Inc., Series C, Refunding	5.000%	5/15/30	30,000	30,019
Lifespace Communities Inc., Series C, Refunding	4.000%	5/15/35	1,080,000	1,079,964
Palm Coast Park, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.150%	5/1/27	100,000	100,341
Series 2024	5.000%	5/1/44	270,000	274,718
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Gate, FL, Community Development District, Special Assessment Revenue	5.300%	6/15/45	$945,000	$979,760
Palm Glades, FL, Community Development District, Senior Special Assessment Revenue, Series A-1	4.000%	11/1/38	810,000	796,023
Parker Pointe, FL, Community Development District, Special Assessment Revenue, Series 2024	5.500%	5/1/44	700,000	721,057
Parkside Trails, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	350,000	359,012
Parkview at Long Lake Ranch, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/30	100,000	96,642
Parrish Lakes II, FL, Community Development District, Capital Improvement Revenue	5.125%	5/1/44	1,500,000	1,520,768
Parrish Lakes, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Three Project	5.000%	5/1/31	185,000	187,841
Series 2023	4.000%	5/1/30	95,000	95,598
Series 2024	5.500%	5/1/44	835,000	864,290
Parrish Plantation, FL, Community Development District, Special Assessment Revenue:
Assessment Area Four, Series 2024	4.750%	5/1/31	70,000	71,399
Assessment Area One, Series 2021	3.125%	5/1/31	100,000	96,719
Assessment Area Three Project	5.800%	5/1/44	200,000	210,787
Assessment Area Two	5.375%	5/1/42	55,000	57,348
Pasadena Ridge, FL, Community Development District, Capital Improvement Revenue	5.050%	5/1/44	250,000	254,992
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Revenue, Series A	5.000%	10/1/45	1,485,000	1,574,961 (d)
PBR, FL, Community Development District Revenue, Series A-1, Refunding	5.000%	3/1/48	700,000	709,009
Peace Creek Village, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.500%	5/1/44	825,000	859,029
Series 2025	4.625%	5/1/31	275,000	279,483
Peace Crossing, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/31	275,000	277,265
Pine Ridge Plantation, FL, Community Development District, Special Assessment Revenue, Refunding	3.300%	5/1/30	150,000	149,091
Pioneer Ranch, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	1,265,000	1,260,560
Poitras East, FL, Community Development District, Special Assessment Revenue, Series 2023	4.000%	5/1/28	100,000	100,688
Preserve at Legends Pointe, FL, Community Development District, Capital Improvement Revenue	5.625%	5/1/45	620,000	649,755 (c)
Preserve at South Branch, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	98,380
Reflection Bay, FL, Community Development District, Special Assessment Revenue	5.625%	5/1/45	250,000	261,428
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Regal Village, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/44	$355,000	$366,040
Reserve at Van Oaks, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/43	180,000	187,672
Reunion East, FL, Community Development District, Special Assessment Revenue	2.850%	5/1/31	100,000	96,693
Reunion West, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project	4.750%	11/1/38	740,000	740,680 (c)
River Hall, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Five Project	5.350%	5/1/44	790,000	812,424 (c)
Assessment Area Four Project	6.250%	5/1/43	170,000	184,593
River Landing, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/45	1,275,000	1,315,457
Rivers Edge II, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	97,489
Riverwalk, FL, Community Development District, Special Assessment Revenue, Series A	5.300%	5/1/45	255,000	262,767 (c)
Rolling Oaks, FL, Community Development District, Special Assessment Revenue	6.250%	5/1/42	220,000	235,702 (c)
Rye Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.000%	11/1/30	55,000	56,109 (c)
Saddle Creek Preserve of Polk County, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	65,000	63,732
Saltleaf, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.625%	5/1/44	2,000,000	2,067,028
Series 2026	5.700%	5/1/46	425,000	438,126
Saltmeadows, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.250%	5/1/42	370,000	384,326
Series 2025	5.750%	5/1/45	230,000	242,988 (c)
Sandmine Road, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2020	3.125%	5/1/30	85,000	84,438 (c)
Assessment Area Two Project, Series 2021	2.300%	11/1/26	15,000	14,936
Sarasota National, FL, Community Development District, Special Assessment Revenue, Series 2020, Refunding	4.000%	5/1/39	125,000	124,210
Sawgrass Village, FL, Community Development District, Special Assessment Revenue:
Assessment Area Three, Series 2024	5.550%	5/1/44	700,000	725,133 (c)
Assessment Area Two Project	6.125%	11/1/43	155,000	166,380
Sawyers Landing, FL, Community Development District, Special Assessment Revenue	3.750%	5/1/31	150,000	149,763
Scenic Terrace North, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/30	235,000	240,010
Seaton Creek Reserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.625%	6/15/30	15,000	15,289 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sebastian Isles, FL, Community Development District, Capital Improvement Revenue	5.000%	5/1/44	$175,000	$179,309
Sherwood Manor, FL, Community Development District, Special Assessment Revenue	4.625%	5/1/30	80,000	81,562
Shingle Creek at Bronson, FL, Community Development District, Special Assessment Revenue	3.100%	6/15/31	100,000	98,162
Silver Oaks, FL, Community Development District, Special Assessment Revenue	4.700%	5/1/31	175,000	177,887
Six Mile Creek, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Two Project, Series 2021, Refunding	3.100%	5/1/31	75,000	72,521
Series 2024	5.100%	5/1/44	750,000	765,283
Six Mile Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2020, Refunding	4.125%	11/1/40	1,370,000	1,327,029
Somerset Bay, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project	4.850%	5/1/31	200,000	204,503 (c)
Assessment Area One Project	5.625%	5/1/44	740,000	770,618 (c)
Somerset Bay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026	5.450%	5/1/46	520,000	528,188
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	950,000	948,424
Series 2022, Refunding	4.200%	5/1/37	1,200,000	1,176,843
Sorrento Pines, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	4.375%	5/1/30	35,000	35,574
Assessment Area One Project	5.250%	5/1/43	180,000	188,446
South Fork East, FL, Community Development District, Capital Improvement Revenue, Refunding	4.000%	5/1/31	1,390,000	1,380,279
Southern Groves No 5, FL, Community Development District, Special Assessment Revenue:
Port St. Lucie, Series 2022	5.800%	5/1/42	500,000	537,698
Port St. Lucie, Series 2024	5.450%	5/1/44	345,000	365,492
Southern Groves, FL, Community Development District No 5, Special Assessment Revenue:
Community Infrastructure, Series 2022	6.000%	5/1/49	240,000	253,194
Community Infrastructure, Series 2026	5.350%	5/1/46	750,000	759,555
Southpointe of Manatee County, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.375%	5/1/46	670,000	687,082
Southshore Bay, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2024	5.375%	5/1/44	390,000	395,870
Springs at Lake Alfred, FL, Community Development District, Special Assessment Revenue	5.250%	5/1/44	400,000	410,836
St Augustine Lakes, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.700%	6/15/29	335,000	340,348
Series 2022	5.375%	6/15/42	150,000	157,105
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
St. Johns County, FL, IDA Revenue:
Vicars Landing Project, Series A, Refunding	4.000%	12/15/36	$500,000	$482,732
Vicars Landing Project, Series A, Refunding	4.000%	12/15/41	495,000	452,935
Starling, FL, Community Development District, Special Assessment Revenue, Series 2025	5.375%	5/1/45	1,850,000	1,888,988 (c)
Stillwater, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/31	95,000	89,755 (c)
Stonegate Preserve, FL, Community Development District, Special Assessment Revenue	5.700%	6/15/45	700,000	739,679
Stuart Crossing, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	4.375%	5/1/31	145,000	146,982 (c)
Assessment Area One Project, Series 2024	5.250%	5/1/44	145,000	149,596 (c)
Sugarloaf, FL, Community Development District, Capital Improvement Revenue, Assessment Area One	5.375%	12/15/46	600,000	614,068
Summer Woods, FL, Community Development District, Special Assessment Revenue	3.150%	5/1/31	75,000	72,300
Summit View, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	4.750%	5/1/31	300,000	305,023
Sunbridge Stewardship District, FL, Special Assessment Revenue:
Del Webb Phase 1/2 Project	4.500%	5/1/27	40,000	40,296
Del Webb Phase 2D/3 Project	5.300%	5/1/46	625,000	634,913
Weslyn Park Project	5.200%	5/1/42	100,000	103,175
Tamarindo, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	95,492
Terra Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.400%	5/1/45	1,190,000	1,215,476
Terreno, FL, Community Development District, Special Assessment Revenue:
Series 2023	5.000%	5/1/43	325,000	337,059
Series 2025	5.400%	5/1/45	735,000	763,449
Timber Creek Southwest, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	120,000	116,408
Tohoqua, FL, Community Development District, Special Assessment Revenue, Phase 2 Project	2.875%	5/1/31	100,000	97,174
Tradition No 9, FL, Community Development District, Special Assessment Revenue	2.700%	5/1/31	100,000	94,144
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.300%	5/1/45	900,000	914,852
Trevesta, FL, Community Development District, Special Assessment Revenue	3.250%	5/1/30	80,000	77,582 (c)
Tuckers Pointe, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2026, Refunding	5.450%	5/1/46	775,000	796,394
Twisted Oaks Pointe, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	5.375%	5/1/43	815,000	854,783
Assessment Area Two Project	5.875%	5/1/43	170,000	182,213
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Two Lakes, FL, Community Development District, Special Assessment Revenue	4.000%	12/15/28	$300,000	$301,261 (c)
Two Ridges, FL, Community Development District, Special Assessment Revenue	5.750%	5/1/45	500,000	530,694
Two Rivers West, FL, Community Development District, Special Assessment Revenue:
Series 2022, Refunding	5.250%	5/1/28	190,000	193,400
Series 2022, Refunding	5.375%	5/1/33	150,000	158,074
Series 2022, Refunding	6.000%	5/1/43	150,000	160,504
Series 2024	5.625%	5/1/44	780,000	815,360
Varrea South, FL, Community Development District, Capital Improvement Revenue:
Series 2025	4.750%	5/1/35	235,000	242,609 (c)
Series 2025	5.625%	5/1/45	585,000	617,097 (c)
V-Dana, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2021	3.125%	5/1/31	100,000	97,964
Assessment Area Two Project, Series 2025	5.375%	5/1/45	485,000	500,098
Venetian Parc, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Refunding	5.000%	5/1/44	990,000	1,023,672
Venice, FL, Retirement Community Revenue, Tax-Exempt, Isle Project, Series B	4.500%	1/1/30	550,000	550,154 (c)
Veranda, FL, Community Development District, Special Assessment Revenue:
Veranda Estates Project, Series 2021, Refunding	3.100%	5/1/31	70,000	68,336 (c)
Veranda Estates Project, Series 2024, Refunding	4.500%	5/1/31	135,000	137,307
Verano No 2, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.350%	5/1/44	625,000	644,464
Series 2024	5.500%	5/1/44	815,000	849,695
Verano No 3, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2022	5.875%	11/1/29	35,000	36,041
Verano No 4, FL, Community Development District, Special Assessment Revenue, Phase 2 Project	5.750%	5/1/45	250,000	264,499
Viera Stewardship District, FL, Special Assessment Revenue, Series 2021	2.800%	5/1/31	130,000	122,461
Village No 13, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/29	60,000	59,294
Village No 5, FL, Community Development District, Special Assessment Revenue:
Phase 1 Project, Refunding	4.000%	5/1/33	1,060,000	1,053,083
Phase 2 Project, Refunding	4.000%	5/1/34	1,470,000	1,454,029
Villamar, FL, Community Development District, Special Assessment Revenue:
Assessment Area Five Project, Series 2025	5.625%	5/1/43	245,000	258,169
Assessment Area Six Project, Series 2024	4.625%	5/1/31	160,000	163,014
Vivid Shores, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	500,000	515,229
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Waterford, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.200%	5/1/44	$1,160,000	$1,187,525
Waterset South, FL, Community Development District, Special Assessment Revenue:
Hillsborough County, Series 2022	5.375%	5/1/32	100,000	105,757
Hillsborough County, Series 2022	5.900%	5/1/42	250,000	266,807
Hillsborough County, Series 2025	5.500%	5/1/45	300,000	314,185
Hillsborough County, Series 2026	5.300%	5/1/46	365,000	373,341
Wellness Ridge, FL, Community Development District, Special Assessment Revenue:
Assessment Area Three, Series 2026	5.300%	6/15/46	750,000	772,405
Assessment Area Two Project	5.000%	6/15/44	355,000	364,044 (c)
West Lake, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	6/15/45	700,000	720,985
West Port East, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.800%	5/1/45	85,000	89,854 (c)
West Villages Improvement District, FL, Capital Improvement Revenue:
Unit of Development No 10, Series 2025	5.250%	5/1/45	500,000	512,513
Unit of Development No 11, Series 2025	4.750%	5/1/32	1,000,000	997,856
Unit of Development No 12, Assessment Area One, Series 2025	5.750%	5/1/45	410,000	437,594
West Villages Improvement District, FL, Special Assessment Revenue:
Unit of Development No 7, Series 2021	3.125%	5/1/31	100,000	94,602
Unit of Development No 8, Series 2022	4.625%	5/1/29	260,000	264,103
Unit of Development No 8, Series 2022	5.375%	5/1/42	440,000	463,131
Unit of Development No 9, Series 2023	4.625%	5/1/30	35,000	35,551
Westside Haines City, FL, Community Development District, Special Assessment Revenue, Assessment Area Three	5.250%	5/1/46	900,000	908,746
Wildblue, FL, Community Development District, Special Assessment Revenue, Series 2026	5.350%	5/1/46	850,000	863,972
Willow Creek II, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2026	5.250%	5/1/46	590,000	593,912 (j)
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.950%	5/1/31	185,000	187,640
Winding Oaks, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.400%	5/1/44	490,000	504,554
Windsor Cay, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2024	4.600%	5/1/31	185,000	188,874
Assessment Area Two Project, Series 2025	5.250%	5/1/45	690,000	707,809 (c)
Windward, FL, Community Development District, Special Assessment Revenue	3.650%	5/1/30	100,000	98,941
Wiregrass II, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	4.500%	5/1/27	100,000	100,560
Woodcreek, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.350%	5/1/45	575,000	586,105
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.300%	5/1/45	630,000	648,080 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Woodland Ranch Estates, FL, Community Development District, Special Assessment Revenue	5.550%	5/1/45	$1,000,000	$1,033,407
Yarborough Lane, FL, Community Development District, Special Assessment Revenue:
Series 2024	4.750%	5/1/31	215,000	217,187
Series 2025	5.350%	5/1/44	390,000	399,998
Zephyrhills, FL, Abbott Square Community Development District, Special Assessment Revenue:
Series 2022	5.000%	6/15/32	200,000	206,954
Series 2025	5.375%	5/1/45	755,000	781,305
Total Florida				228,640,897
Georgia — 2.4%
Atlanta, GA, Development Authority Student Housing Revenue:
PRG-CAU Properties LLC Project at Clark University, Series A	5.000%	7/1/35	250,000	260,251 (c)
PRG-CAU Properties LLC Project at Clark University, Series A	5.250%	7/1/40	360,000	373,759 (c)
PRG-CAU Properties LLC Project at Clark University, Series A	6.000%	7/1/45	550,000	585,999 (c)
DeKalb County, GA, Housing Authority Revenue:
Summit Pointe, Series 2025	4.000%	12/1/35	6,630,000	6,650,267
The Avenues of North Decatur, Series 2024, Refunding	4.125%	12/1/34	2,000,000	2,001,836
Willow Branch Apartments Project, Series A	5.000%	7/1/44	4,500,000	4,618,889
Windmont Pointe Project, Series 2026	4.000%	7/1/36	1,775,000	1,766,683
George L Smith II, GA, Congress Center Authority Revenue, Signia Hotel Management LLC	3.625%	1/1/31	350,000	340,094 (c)
Georgia State Housing & Finance Authority, Series C	5.050%	12/1/45	2,000,000	2,073,910
Main Street Energy Inc., GA, Energy Project Revenue:
Series C, Refunding	5.000%	9/1/36	3,500,000	3,680,307 (j)
Series D	5.000%	12/1/33	6,725,000	7,114,825
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	6/1/30	3,175,000	3,341,799 (a)(b)
Series B	5.000%	3/1/32	1,475,000	1,586,813 (a)(b)
Series B	5.000%	12/1/35	16,875,000	17,954,355 (a)(b)
Series E	5.000%	6/1/31	1,415,000	1,510,979 (a)(b)
Series E, LIQ - Royal Bank of Canada	4.125%	6/1/31	1,280,000	1,318,268 (a)(b)
Rockdale County, GA, Development Authority, MFH Revenue, Affordable Housing Preservation Corp., Refunding	5.375%	12/1/36	200,000	208,973
Total Georgia				55,388,007
Idaho — 0.0%††

Idaho State Housing & Finance Association, Nonprofit Facilities Revenue, White Pine Charter School Project, Series 2023	5.250%	5/1/38	300,000	315,447
Illinois — 11.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue:
Series 2023	5.250%	4/1/34	950,000	1,039,888
Series 2023	5.250%	4/1/37	1,120,000	1,207,750
Series 2023	5.000%	4/1/38	2,370,000	2,502,259
Series 2023	5.250%	4/1/39	1,000,000	1,069,179
Series 2023	5.250%	4/1/40	1,305,000	1,389,900
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series 2023	5.000%	4/1/41	$500,000	$517,972
Series 2023	5.000%	4/1/45	7,945,000	7,996,369
Series 2023	5.750%	4/1/48	9,080,000	9,556,210
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.500%	12/1/31	2,000,000	2,130,089
Dedicated, Series A	5.250%	12/1/35	10,000,000	10,381,791
Dedicated, Series A	5.000%	12/1/38	2,100,000	2,108,988
Dedicated, Series A	5.875%	12/1/47	1,925,000	1,975,054
Dedicated, Series A	6.000%	12/1/49	2,090,000	2,164,658
Dedicated, Series A	5.750%	12/1/50	3,095,000	3,153,705
Dedicated, Series B, Refunding	5.000%	12/1/40	6,420,000	6,400,495
Dedicated, Series B, Refunding	6.000%	12/1/41	615,000	668,367
Dedicated, Series B, Refunding	6.000%	12/1/42	250,000	270,532
Dedicated, Series B, Refunding	6.000%	12/1/43	2,200,000	2,372,545
Dedicated, Series B, Refunding	6.000%	12/1/44	2,700,000	2,891,126
Dedicated, Series C, Refunding	5.500%	12/1/45	10,315,000	10,532,345
Series A	5.000%	12/1/41	500,000	496,215
Series A, Refunding, NATL	5.500%	12/1/26	1,255,000	1,262,469
Series B, Refunding	5.500%	12/1/34	1,185,000	1,279,178
Series C, Refunding	6.000%	12/1/43	325,000	350,743
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	3,100,000	3,242,395
Chicago Works, Series A	5.500%	1/1/40	9,365,000	9,763,506
Colleges Capital Improvement 1999, NATL	0.000%	1/1/33	200,000	156,212
Housing & Economic Development, Series F	6.000%	1/1/43	1,565,000	1,715,970
Series A, Refunding	5.000%	1/1/33	630,000	650,914
Series A, Refunding	5.000%	1/1/34	2,230,000	2,298,473
Series B, Refunding	4.000%	1/1/37	4,000,000	3,801,803
Series C	6.000%	1/1/43	2,250,000	2,467,050
Chicago, IL, Midway International Airport Revenue:
Senior Lien, Series A, Refunding, BAM	5.500%	1/1/38	750,000	831,020 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/40	40,000	42,490 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/41	1,750,000	1,846,278 (d)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	4.500%	1/1/48	10,250,000	10,141,831 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/39	1,400,000	1,556,690 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/40	1,000,000	1,106,568 (d)
Chicago, IL, Park District, GO, Series C, Refunding, BAM	4.000%	1/1/42	3,820,000	3,727,116
Illinois State Finance Authority Revenue:
Ann & Robert H Lurie Childrens Hospital, Series 2017, Refunding	4.000%	8/15/39	1,765,000	1,702,617
Chicago School, Series 2024	5.000%	4/1/35	400,000	427,455
Chicago School, Series 2024	5.250%	4/1/37	130,000	139,660
Chicago School, Series 2024	5.250%	4/1/38	1,000,000	1,068,211
Chicago School, Series 2024	5.250%	4/1/39	135,000	143,743
Chicago School, Series 2024	5.250%	4/1/40	50,000	52,504
Chicago School, Series 2024	5.250%	4/1/41	355,000	368,486
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago School, Series 2024	5.250%	4/1/42	$700,000	$723,569
Chicago School, Series 2024	5.250%	4/1/44	1,325,000	1,361,725
Depaul College Prep Foundation, Series A	5.500%	8/1/43	500,000	533,653 (c)
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/30	250,000	255,298
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/31	255,000	260,367
Midwestern University Foundation, Series A	4.250%	7/1/46	6,300,000	6,326,827 (d)
Moornings of Arlington Heights, Series A, Refunding	5.125%	11/1/46	2,100,000	2,138,322
Rosalind Franklin University, Woodlands Apartment Project, Series 2025	5.250%	8/1/35	6,175,000	6,470,345 (c)
Series 2019, Refunding (SOFR x 0.700 + 1.150%)	3.684%	9/1/28	965,000	968,599 (a)(b)
Series B-2, Refunding	5.000%	11/15/26	1,070,000	1,070,871 (a)(b)
Springfield Sustainable Energy Partners, Series 2026	5.000%	4/1/46	1,910,000	2,008,871
Springfield Sustainable Energy Partners, Series 2026	5.500%	4/1/51	5,185,000	5,554,706
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	1,500,000	1,554,958 (a)(b)(c)(d)
Westminster Village, Series A, Refunding	4.000%	10/1/31	980,000	974,812 (c)
Westminster Village, Series A, Refunding	5.250%	5/1/38	1,905,000	1,907,728
Illinois State HDA Revenue:
Series A, Refunding, GNMA/FNMA/FHLMC	4.250%	10/1/41	4,650,000	4,631,233
Series H, Refunding, FHA	4.000%	1/1/42	2,560,000	2,484,414
Illinois State, GO:
NATL	6.000%	11/1/26	330,000	332,641
Series A	4.000%	3/1/39	3,675,000	3,626,794
Series A	4.000%	3/1/40	30,000	29,385
Series A	4.000%	3/1/41	5,145,000	4,980,822
Series A	5.000%	3/1/46	6,880,000	7,042,209
Series A	5.500%	3/1/47	5,500,000	5,790,094
Series B	5.250%	5/1/47	3,430,000	3,588,027
Series B	5.250%	5/1/48	8,400,000	8,741,153
Series C	5.000%	4/1/41	6,000,000	6,509,068
Series C	5.000%	4/1/42	6,000,000	6,467,463
Series C	5.250%	4/1/43	5,000,000	5,452,498
Series C	5.250%	10/1/47	5,180,000	5,366,352
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, NATL	0.000%	12/15/30	300,000	259,450
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	31,620,000	30,864,295
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/53	3,500,000	3,559,774
Northeastern Illinois State University:
Capital Improvement Projects, BAM	5.750%	7/1/45	1,660,000	1,798,845
Capital Improvement Projects, BAM	5.250%	7/1/50	1,650,000	1,701,014
Northern Illinois State University:
Energy Savings Projects, BAM	4.250%	4/1/44	4,510,000	4,434,632
Energy Savings Projects, BAM	5.500%	4/1/49	2,025,000	2,135,732
Sales Tax Securitization Corp., IL, Revenue, Senior Lien, Series A, Refunding	4.000%	1/1/42	2,525,000	2,489,048
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Southwestern Illinois Development Authority, Local Government Program Revenue:
Pontiac-William Holliday School District No 105 Project, Series 2026, BAM	6.000%	12/1/44	$600,000	$699,205
Pontiac-William Holliday School District No 105 Project, Series 2026, BAM	6.000%	12/1/45	500,000	577,621
Pontiac-William Holliday School District No 105 Project, Series 2026, BAM	6.000%	12/1/46	500,000	572,266
Village of Lincolnwood, IL, COP, Tax Increment Revenue, North Lincoln Redevelopment Project	4.820%	1/1/41	1,532,773	1,533,484 (c)
Village of Villa Park, IL, Tax Increment Revenue, Garden Station Redevelopment Project	4.500%	12/31/38	100,000	94,446
Total Illinois				268,841,435
Indiana — 0.9%
Goshen, IN, MFH Revenue, Green Oaks of Goshen Project, Series A	5.000%	8/1/41	1,000,000	893,770 (c)
Indiana State Finance Authority Revenue:
Federally Taxable University of Evansville Project, Educational Facilities, Series B	7.000%	9/1/32	160,000	156,243
Marian University Project, Series 2026	5.000%	9/15/41	1,785,000	1,862,110
Marian University Project, Series 2026	5.000%	9/15/46	1,000,000	1,009,795
Marquette Project, Series A, Refunding	5.125%	3/1/45	3,205,000	3,336,687
Senior Living Masonic Home Project, Series B	5.000%	5/1/40	1,625,000	1,695,524
Indiana State Housing & CDA, MFH Revenue:
Cambridge Square North Apartments, Series 2026, FNMA - Collateralized	4.500%	8/1/42	6,000,000	6,033,065
Vita of Marion Project, Series A	5.000%	4/1/31	585,000	569,598 (c)
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
Animal Care Shelter Project, Series D	5.000%	2/1/49	3,935,000	4,145,245
Convention Center Hotel, Series E	5.500%	3/1/38	1,000,000	1,078,531
Jeffersonville, IN, MFH Revenue, Vivera Senior Living Project, Series A	4.750%	11/1/30	100,000	95,327 (c)
Valparaiso, IN, MFH Revenue, Green Oaks Project, Series 2021	5.375%	12/1/41	500,000	471,176 (c)
Total Indiana				21,347,071
Iowa — 0.8%
Crawford County, IA, Memorial Hospital Iowa Revenue, Anticipation Notes, Series 2024	5.000%	6/15/27	515,000	517,005
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2016	5.000%	5/15/32	615,000	615,354
Lifespace Communities Inc., Series 2016	5.000%	5/15/41	1,060,000	1,060,224
Lifespace Communities Inc., Series 2018	4.125%	5/15/38	1,220,000	1,192,908
Lifespace Communities Inc., Series 2018	5.000%	5/15/43	3,140,000	3,149,449
Lifespace Communities Inc., Series 2023, Refunding	6.600%	5/15/28	85,000	88,394
Lifespace Communities Inc., Series 2023, Refunding	6.750%	5/15/33	1,070,000	1,212,387
Lifespace Communities Inc., Series 2023, Refunding	7.250%	5/15/38	500,000	570,278
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	2,425,000	2,743,513 (a)(b)(i)
Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.500%	10/1/45	1,000,000	1,039,969
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Iowa — continued
Iowa State Higher Education Loan Authority Revenue, Private College Facility, University of Dubuque Project, Series 2025	5.000%	10/1/45	$6,340,000	$6,393,585
Total Iowa				18,583,066
Kansas — 0.3%
Garden City, KS, Special Obligation Revenue, World Star Bond Project - Phase II, Series 2025	5.375%	6/1/39	2,500,000	2,522,260 (c)
Wichita City, KS, Sales Tax Special Obligation Revenue, Greenwich Star Bond Project Phase III, Series A	4.125%	9/1/33	2,700,000	2,713,628 (c)
Wyandotte County, KS, Unified Government, Sales Tax Revenue, Legends Apartments Garage & West Lawn Project	4.500%	6/1/40	1,570,000	1,572,168
Total Kansas				6,808,056
Kentucky — 4.2%
Kentucky State Bond Development Corp. Revenue:
University of Kentucky Central Utility Plant Project, Series A	5.250%	10/31/45	1,100,000	1,199,442
University of Kentucky Central Utility Plant Project, Series A	5.250%	10/31/46	1,000,000	1,084,460
Kentucky State Bond Development Corp., Student Housing Revenue, Collegiate Housing Foundation-Bowling Green LLC, Series A, AG	5.000%	7/1/42	725,000	788,331
Kentucky State PEA, Gas Supply Revenue:
Series A	5.000%	6/1/34	12,150,000	12,638,952
Series A - 2	3.625%	8/1/30	1,385,000	1,392,409 (a)(b)
Series B	5.000%	12/1/33	35,695,000	36,758,722
Series B, Refunding	5.000%	8/1/32	2,165,000	2,290,235 (a)(b)
Series C, Refunding	5.000%	5/1/36	38,000,000	40,072,269
Total Kentucky				96,224,820
Louisiana — 0.2%
Lakeshore Villages Master, LA, Community Development District, Special Assessment Revenue:
Parish of St. Tammany, Series 2022	5.000%	6/1/32	245,000	251,919
Parish of St. Tammany, Series 2022	5.375%	6/1/42	730,000	771,109
Louisiana State Local Government Environmental Facilities & CDA Revenue:
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	150,000	139,090 (c)
Westlake Chemical Corp, Refunding	3.500%	11/1/32	1,665,000	1,636,093
New Orleans Aviation Board, LA, General Airport Revenue, Refunding	5.000%	1/1/38	1,030,000	1,105,840 (d)
Total Louisiana				3,904,051
Maine — 0.2%
Maine State Housing Authority Revenue:
Series A	4.150%	11/15/41	4,630,000	4,638,994
Social Bonds	4.500%	11/15/44	1,000,000	1,005,132
Total Maine				5,644,126
Maryland — 0.5%
Baltimore, MD, Special Obligation Revenue, Harbor Point Project, Series 2019, Refunding	3.250%	6/1/31	100,000	98,022 (c)
Baltimore, MD, Water Project Revenue, Series C	5.000%	7/1/39	5,000,000	5,002,954
Frederick County, MD, Tax Increment Revenue, Oakdale-Lake Linganore Project, Series 2019, Refunding	3.250%	7/1/29	115,000	113,892
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — continued
Maryland State EDC, Private Activity Revenue:
Green Bonds, Series B	5.000%	6/30/36	$895,000	$945,374 (d)
Green Bonds, Series B	5.000%	12/31/36	425,000	447,804 (d)
Green Bonds, Series B	5.000%	12/31/37	150,000	157,358 (d)
Green Bonds, Series B	5.000%	12/31/38	385,000	402,391 (d)
Green Bonds, Series B	5.000%	6/30/39	1,500,000	1,564,950 (d)
Series B, Green Bonds	5.000%	6/30/40	1,000,000	1,039,685 (d)
Town of La Plata, MD, Special Tax Revenue, Heritage Green Project	5.750%	2/15/35	680,000	699,838 (c)
Total Maryland				10,472,268
Massachusetts — 0.5%
Massachusetts State DFA Revenue:
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	200,000	203,632 (c)
CHF Merrimack Inc., Merrimack College Student Housing Project	5.000%	7/1/44	1,500,000	1,535,109 (c)
Foxborough Regional Charter School, Refunding	5.000%	7/1/27	40,000	40,198
Lasell Village Inc.	5.250%	7/1/45	1,140,000	1,204,896
Salem Community Corp. Issue, Series 2022, Refunding	5.125%	1/1/40	1,020,000	1,031,677
Salem Community Corp., Refunding	5.000%	1/1/28	200,000	202,508
Seven Hills Foundation and Affiliates, Refunding	6.000%	9/1/45	400,000	446,412
WGBH Educational Foundation, Series A, AMBAC	5.750%	1/1/42	5,000,000	5,899,622
Total Massachusetts				10,564,054
Michigan — 2.3%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	1,330,000	1,386,273
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	375,000	420,024
Four Lakes, MI, Special Assessment District Revenue, Series 2026, AG County GTD	4.250%	6/1/41	2,095,000	2,103,177
Grand Rapids, MI, EDC Revenue:
Beacon Hill at Eastgate Project, Series A	5.750%	11/1/45	4,000,000	4,123,849
Beacon Hill at Eastgate Project, Series A, Refunding	4.000%	11/1/27	150,000	149,611
Beacon Hill at Eastgate Project, Series A, Refunding	4.250%	11/1/38	45,000	41,437
Kalamazoo, MI, EDC Revenue:
Friendship Village of Kalamazoo Project, Series A	6.000%	8/15/46	1,000,000	1,053,312 (c)
Revel Creek Project	5.000%	5/15/43	1,120,000	1,125,900
Michigan State Finance Authority Revenue:
Lawrence Technology University, Refunding	4.000%	2/1/27	45,000	44,949
Lawrence Technology University, Refunding	4.000%	2/1/32	285,000	279,976
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	2,010,000	1,958,787
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	8,995,000	9,520,181
University of Detroit Mercy, Refunding	5.250%	11/1/35	815,000	869,039
University of Detroit Mercy, Refunding	5.250%	11/1/39	820,000	860,147
Michigan State HDA Revenue:
Rental Housing	5.150%	10/1/45	3,365,000	3,555,512
Single-Family Mortgage	4.650%	6/1/41	2,500,000	2,554,483
Single-Family Mortgage, Series A	4.500%	12/1/41	7,025,000	7,074,769
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Single-Family Mortgage, Series C	5.000%	6/1/46	$4,000,000	$4,134,535
Michigan State Strategic Fund Ltd. Obligation Revenue:
Bedrock Detroit – Transformational Brownfield Plan Project, Series 2026	4.250%	10/1/36	720,000	730,285 (c)
Bedrock Detroit – Transformational Brownfield Plan Project, Series 2026	4.625%	10/1/41	5,425,000	5,508,969 (c)
I-75 Improvement Project	5.000%	12/31/33	140,000	143,804 (d)
I-75 Improvement Project	5.000%	6/30/48	100,000	100,168 (d)
I-75 Improvement Project, AG	4.125%	6/30/35	670,000	670,388 (d)
I-75 Improvement Project, AG	4.250%	12/31/38	3,975,000	3,985,116 (d)
Total Michigan				52,394,691
Minnesota — 1.1%
Duluth, MN, EDA Revenue, Benedictine Health System, Series A, Refunding	4.000%	7/1/31	125,000	122,608
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Series B	5.250%	1/1/49	6,000,000	6,318,755 (d)
Minnesota State Municipal Gas Agency Revenue:
Minnesota Community Energy Commodity Supply, Series B, LIQ - Royal Bank of Canada	3.425%	12/1/27	1,400,000	1,400,806 (a)(b)
Minnesota Community Energy, Gas Project, Series A	5.000%	9/1/35	11,550,000	12,062,915
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	3,000,000	3,027,532
St. Paul Park City, MN, Senior Housing Revenue, Presbyterian Homes - Norris Square Project, Series 2026, Refunding	5.000%	6/1/46	1,415,000	1,416,942
Total Minnesota				24,349,558
Mississippi — 0.2%
Mississippi State Development Bank Special Obligation, Mangolia Regional Health Center Project, Refunding	5.000%	10/1/31	150,000	154,615 (c)
Mississippi State Home Corp., Single-Family Mortgage Revenue:
GNMA/FNMA/FHLMC	4.650%	12/1/44	1,500,000	1,522,867
Series C, GNMA/FNMA/FHLMC	6.000%	6/1/41	2,000,000	2,280,828
Total Mississippi				3,958,310
Missouri — 0.3%
Missouri State HEFA Revenue:
Baptist University, Series 2025, Refunding	5.000%	10/1/35	500,000	505,879 (c)
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	150,000	141,628
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/39	100,000	94,943
University of Health Sciences & Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/35	2,055,000	1,979,748
University of Health Sciences & Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/36	2,020,000	1,940,410
University of Health Sciences & Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/37	290,000	277,527
Poplar Bluff, MO, Tax Increment Revenue, Eight Points Redevelopment Project, Series A, Refunding	4.500%	11/1/35	2,350,000	2,361,845
Total Missouri				7,301,980
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nebraska — 0.4%
Nebraska State Investment Finance Authority Revenue:
Series D, Social Bonds, GNMA/FNMA/FHLMC	4.300%	9/1/41	$4,000,000	$3,995,226
Social Bonds, GNMA/FNMA/FHLMC	4.850%	9/1/40	4,840,000	5,045,977
Total Nebraska				9,041,203
Nevada — 0.4%
Henderson, NV, Local Improvement District, Special Assessment Revenue:
Rainbow Canyon Phase II, Local Improvement Bonds, Series 2023	5.000%	3/1/38	35,000	36,407
Rainbow Canyon Phase II, Local Improvement Bonds, Series 2023	5.000%	3/1/43	975,000	1,006,429
Series 2016, Refunding	4.000%	9/1/32	1,590,000	1,584,090
Las Vegas, NV, Special Improvement, District No 611, Special Assessment Revenue, Local Improvement Bonds, Series 2020	3.500%	6/1/31	150,000	144,838
Las Vegas, NV, Special Improvement, District No 815, Special Assessment Revenue, Local Improvement Bonds, Series 2020	4.750%	12/1/40	930,000	944,043
Las Vegas, NV, Special Improvement, District No 816, Special Assessment Revenue, Local Improvement Bonds, Series 2021	2.500%	6/1/29	200,000	192,990
North Las Vegas, NV, Special Improvement, District No 66, Local Improvement Bonds, Series 2022	5.000%	6/1/28	140,000	142,956 (c)
Reno-Tahoe, NV, Airport Authority Revenue:
Series A	5.250%	7/1/42	1,655,000	1,791,333 (d)
Series A	5.250%	7/1/43	1,000,000	1,079,536 (d)
Series A	5.250%	7/1/44	745,000	798,942 (d)
Tahoe-Douglas, NV, Visitors Authority Revenue:
Series 2020	4.000%	7/1/26	770,000	770,000
Series 2020	5.000%	7/1/31	250,000	264,929
Total Nevada				8,756,493
New Hampshire — 0.3%
National Finance Authority, NH, Revenue:
Adventist Health Energy Projects, Series C	5.250%	7/1/49	1,215,000	1,226,769
Grace Christian School Project, Series 2025	5.125%	8/1/40	500,000	507,779
Grace Christian School Project, Series 2025	5.750%	8/1/45	4,400,000	4,533,283
Total New Hampshire				6,267,831
New Jersey — 1.2%
Middlesex County, NJ, Improvement Authority Revenue, Health and Life Science Exchange H-3 Project, Series 2026	5.000%	6/1/36	2,500,000	2,555,117 (c)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	270,000	270,377 (d)
New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	100,000	95,332 (a)(b)(d)
Provident Group, Kean Properties	5.000%	7/1/32	100,000	100,330
Provident Group, Kean Properties	5.000%	7/1/37	50,000	50,051
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A	5.000%	1/1/35	750,000	751,119
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series 2025, Refunding	5.000%	12/1/35	3,100,000	3,405,792 (d)
Series A, Refunding	4.250%	12/1/46	11,500,000	11,589,032 (d)
Series B	4.000%	12/1/44	855,000	829,516 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, Refunding	4.250%	6/15/40	$7,210,000	$7,304,412
Passaic County, NJ, Improvement Authority Revenue, Community Charter School of Paterson Project	5.000%	1/1/34	280,000	290,246
Total New Jersey				27,241,324
New Mexico — 0.2%
Albuquerque, NM, Mesa Del Sol Public Improvement District No 1 Revenue, Special Levy Improvement Bonds, Series A	5.100%	10/1/46	300,000	304,296 (c)(j)
New Mexico Mortgage Finance Authority Revenue, Single-Family Mortgage, Series C, Refunding, GNMA/FNMA/FHLMC	4.250%	9/1/41	2,945,000	2,968,033
New Mexico State Hospital Equipment Loan Council Revenue, Refunding	4.000%	6/1/33	1,000,000	997,868
Total New Mexico				4,270,197
New York — 5.1%
Build NYC Resource Corp., NY, Senior Airport Facilities Revenue:
Series 2025	5.500%	7/1/42	1,135,000	1,243,309 (d)
Series 2025	5.500%	7/1/45	115,000	123,484 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.750%	11/15/45	2,500,000	2,534,780
Green Bonds, Series C-1, Refunding	5.000%	11/15/50	6,560,000	6,665,129
Series A-2	4.000%	11/15/41	11,945,000	11,770,175
New York City, NY, GO, Subseries G-1	5.250%	2/1/48	7,315,000	7,868,246
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Tax-Exempt Bonds	4.375%	12/15/43	650,000	661,205
Tax-Exempt Bonds, Series F, Refunding	5.250%	12/15/31	1,000,000	1,030,840
New York State Dormitory Authority Revenue, New York University	5.000%	7/1/30	65,000	65,171
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	250,000	263,926 (a)(b)(c)(d)
New York State HFA Revenue, Series F, Refunding	4.300%	11/1/41	3,000,000	3,006,791
New York State Thruway Authority General Revenue, Series A, Refunding	4.000%	3/15/44	7,000,000	6,863,150
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2020, Refunding	2.250%	8/1/26	30,000	29,985 (d)
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	210,000	203,355 (d)
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	5.250%	8/1/31	4,200,000	4,394,222 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	1,845,000	2,061,383 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,190,000	2,340,968 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	10/1/40	16,230,000	16,716,795 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	720,000	696,641 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2018	4.000%	1/1/36	$5,415,000	$5,416,249 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	1,250,000	1,333,785 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/42	350,000	393,813 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.250%	6/30/43	4,930,000	5,184,589 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/44	1,200,000	1,336,303 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.250%	6/30/39	300,000	325,045 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	4.250%	6/30/42	5,350,000	5,297,967 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	185,000	196,983 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2023	5.500%	6/30/41	80,000	84,573 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2023, AG	5.500%	6/30/42	250,000	266,893 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/38	260,000	278,902 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/40	1,475,000	1,569,573 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/44	245,000	256,135 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/36	250,000	266,386 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/37	1,030,000	1,092,310 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/39	360,000	378,842 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/40	3,155,000	3,307,278 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/41	3,145,000	3,283,471 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/42	1,265,000	1,315,955 (d)
John F. Kennedy International Airport Terminal 4 Project, AG-CR	4.000%	12/1/42	5,000,000	4,776,280 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	425,000	444,887 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/37	610,000	636,365 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	2,310,000	2,257,753 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/39	2,685,000	2,602,249 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/40	500,000	480,078 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/41	1,380,000	1,315,778 (d)
Oneida Indian Nation of New York, NY:
Series A	8.000%	9/1/40	2,500,000	2,532,112 (c)
Tax Exempt Bonds	6.000%	9/1/43	250,000	272,136 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Suffolk Regional Off-Track Betting Corp., NY, Tax Exempt Revenue:
Series 2024	5.000%	12/1/34	$100,000	$103,054
Series 2024	5.750%	12/1/44	2,000,000	2,063,915
Total New York				117,609,214
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
Carolina Meadows, Series 2024	5.250%	12/1/49	1,500,000	1,559,067
Penick Village Project, Series B-1	4.750%	9/1/29	405,000	405,866
United Methodist Retirement Homes Project, Series A	5.125%	10/1/45	530,000	561,225
United Methodist Retirement Homes Project, Series A	5.000%	10/1/50	1,000,000	1,019,050
United Methodist Retirement Homes Project, Series B-1	4.250%	10/1/28	350,000	350,000
Total North Carolina				3,895,208
North Dakota — 1.1%
Grand Forks, ND, Health Care System Revenue:
Altru Health System, Refunding, AG	3.000%	12/1/46	795,000	611,686
Altru Health System, Series 2021, Refunding	5.000%	12/1/31	1,385,000	1,462,317
Altru Health System, Series 2021, Refunding	5.000%	12/1/33	155,000	162,385
Altru Health System, Series 2021, Refunding	4.000%	12/1/38	2,300,000	2,200,775
Altru Health System, Series 2021, Refunding	4.000%	12/1/41	2,050,000	1,877,071
Horace, ND, GO:
Improvement Bonds, Series B, Refunding, BAM	4.375%	5/1/41	2,300,000	2,299,839
Improvement Bonds, Series C, Refunding	4.750%	5/1/44	1,000,000	1,001,126
North Dakota State HFA Revenue:
Home Mortgage Finance Program, Series A	4.500%	7/1/37	1,000,000	1,029,460
Home Mortgage Finance Program, Series C	4.250%	7/1/40	7,000,000	7,079,067
Home Mortgage Finance Program, Series C	4.650%	7/1/44	1,000,000	1,017,556
Home Mortgage Finance Program, Series D	4.500%	7/1/44	6,725,000	6,750,543
Total North Dakota				25,491,825
Ohio — 2.2%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue:
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/33	550,000	578,635 (i)
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/34	130,000	136,768 (i)
Columbus, OH, Metropolitan Housing Authority Affordable Housing Revenue:
Cobblestone Manor Project	4.625%	8/1/42	2,920,000	2,964,680
Country Ridge Apartments Project, Series 2024	4.375%	12/1/41	1,000,000	1,003,264
Columbus, OH, Metropolitan Housing Authority General Revenue:
Canals Edge Project, Series A	5.000%	4/1/35	5,000,000	5,322,466
Orchard Project & The Eden Park Project, Series 2024	4.000%	12/1/34	1,910,000	1,908,660
The Falls Project, Series D	4.000%	11/1/35	2,000,000	2,019,300
Thornton Hall Project, Series F	4.000%	12/1/35	2,000,000	1,979,040
Waldren Woods Project	4.000%	6/1/34	500,000	500,511
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Cuyahoga County, OH, Revenue, Independent Living Facilities, Eliza Jennings Senior Health Care Network, Series 2022A, Refunding	5.000%	5/15/32	$425,000	$433,150
Dayton-Montgomery County, OH, Port Authority Revenue:
Dayton Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/44	500,000	513,052
Regional Stem Schools Inc. Project, Series 2024	5.000%	12/1/32	375,000	395,965
Franklin County, OH, Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center, Series 2019	5.000%	12/1/30	100,000	103,594
Franklin County, OH, Revenue, Health Care Facilities:
Series B	4.000%	7/1/28	225,000	226,676
The Wesley Communities Obligated Group Project, Refunding	5.000%	11/15/30	100,000	102,670
The Wesley Communities Obligated Group Project, Unrefunded	4.000%	7/1/33	200,000	200,592
Hamilton County, OH, Revenue:
Life Enriching Communities Project, Series 2025, Refunding	5.125%	1/1/44	500,000	520,589
Life Enriching Communities Project, Series 2025, Refunding	5.250%	1/1/45	450,000	468,925
Ohio State Air Quality Development Authority Revenue:
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,575,000	3,606,864 (a)(b)(d)
Pratt Paper LLC Project, Series 2017	4.250%	1/15/38	16,195,000	16,276,629 (c)(d)
Ohio State Health Care Facilities Revenue, Premier Health Partners Obligated Group, Series 2020, Refunding	4.000%	11/15/38	1,280,000	1,245,449
Ohio State HFA, Residential Mortgage Revenue, Series D, GNMA/FNMA/ FHLMC	5.250%	9/1/45	3,500,000	3,727,779
Ohio State HFA Revenue, Middletown Phase 1 Project	8.000%	8/1/34	100,000	104,872
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/32	885,000	918,038
Ohio State Hospital Revenue:
Premier Health Partners Obligated Group, Refunding	5.000%	11/15/35	1,015,000	1,056,409
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/39	1,335,000	1,290,354
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/40	935,000	892,351
Warren County, OH, Port Authority Revenue, Woodland Lake Development Project	5.000%	12/1/38	1,020,000	1,057,164
West Central Ohio State Port Authority Revenue:
Global Impact Stem Academy Project, Series A	5.000%	12/1/45	575,000	579,429
Reserve At Honey Creek Phase I Project, Step bond (0.000% to 12/1/28 then 5.500%)	0.000%	12/1/32	940,000	842,289
Total Ohio				50,976,164
Oklahoma — 0.1%

Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,155,000	1,309,410 (d)
Oregon — 0.2%
Albany, OR, Hospital Facility Authority Revenue, Mennonite Village Project, Series A	5.250%	5/15/45	1,890,000	1,985,010
Portland, OR, International Airport Revenue, Series 28, Refunding	4.000%	7/1/42	3,470,000	3,383,843 (d)
Total Oregon				5,368,853
Pennsylvania — 2.6%
Adams County, PA, General Authority Revenue, Brethren Home Community Project, Series A, Refunding	5.000%	6/1/44	2,350,000	2,438,877
Allegheny County, PA, Higher Education Building Authority Revenue, Commonwealth of Pennsylvania University, Robert Morris University	5.000%	10/15/26	15,000	15,094 (h)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Allentown, PA, Commercial & IDA Revenue:
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/40	$2,075,000	$2,100,266 (c)
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/45	490,000	485,004 (c)
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
City Center Project, Series 2018	5.000%	5/1/28	100,000	103,411 (c)
City Center Project, Series 2022	5.250%	5/1/42	450,000	468,934 (c)
City Center Project, Series 2025	6.000%	5/1/42	600,000	666,232 (c)
Berks County, PA, Municipal Authority Revenue:
Tower Health Project, Series A-1	8.000%	6/30/34	84,000	85,675
Tower Health Project, Series A-2	6.000%	6/30/34	42,000	44,564
Tower Health Project, Series A-3	5.000%	6/30/39	1,272,000	1,215,908
Tower Health Project, Series B-1, Step bond (0.000% to 11/15/29 then 6.000%)	0.000%	6/30/44	283,000	213,862
Chester County, PA, IDA Revenue, Avon Grove Charter School, Series 2024	5.000%	3/1/27	1,000,000	1,001,878
Cumberland County, PA, Municipal Authority Revenue, Messiah Village Project, Series A, Refunding	5.250%	6/1/44	4,000,000	4,218,750
Franklin County, PA, IDA Revenue Bond, Menno-Haven Inc. Project, Series 2018, Refunding	5.000%	12/1/28	100,000	102,210
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Refunding	5.250%	7/1/41	1,900,000	1,902,206
Montgomery County, PA, HEFA Revenue, Refunding	5.000%	5/1/52	8,920,000	9,058,332
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series A1, Refunding	5.250%	8/15/53	5,505,000	5,687,877
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,001,130 (a)(b)
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/31	485,000	496,869
The Pennsylvania Rapid Bridge Replacement Project, Series 2015	4.125%	12/31/38	6,170,000	5,984,171 (d)
University of Pittsburgh, Series A, Refunding	3.375%	11/15/33	150,000	148,557
Pennsylvania State HFA, Single-Family Mortgage Revenue:
Series 146A	4.500%	10/1/44	1,500,000	1,507,894
Series 148A	4.625%	10/1/45	1,500,000	1,527,433
Series 149A	4.625%	4/1/37	3,430,000	3,569,749
Series 152A	4.375%	10/1/43	5,200,000	5,285,212
Series 153A	4.550%	10/1/43	2,750,000	2,772,950 (j)
Pennsylvania State Higher Education Assistance Agency, Revenue:
Series A	5.000%	6/1/34	1,500,000	1,616,755 (d)
Series A	4.250%	6/1/47	1,900,000	1,906,344 (d)
Philadelphia, PA, GO, School District, Series A, BAM-TCRS, State Aid Withholding	4.000%	9/1/46	4,500,000	4,195,891
Philadelphia, PA, IDA Revenue	5.625%	6/15/42	100,000	75,000 *(e)(f)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Philadelphia, PA, Redevelopment Authority Revenue, BAM-TCRS	2.799%	9/1/33	$500,000	$443,139
Total Pennsylvania				60,340,174
Puerto Rico — 0.6%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,391	9,092
Restructured, Series A-1	5.625%	7/1/27	130,932	133,400
Restructured, Series A-1	5.625%	7/1/29	787,027	833,306
Restructured, Series A-1	5.750%	7/1/31	2,312,058	2,524,305
Restructured, Series A-1	4.000%	7/1/33	1,369,628	1,388,346
Restructured, Series A-1	4.000%	7/1/35	1,694,772	1,710,969
Restructured, Series A-1	4.000%	7/1/37	2,803,382	2,815,211
Restructured, Series A-1	4.000%	7/1/41	748,607	729,790
Subseries CW	0.000%	11/1/43	37,086	26,702 (b)
Puerto Rico Electric Power Authority Revenue:
Refunding, AG	5.250%	7/1/27	170,000	171,270
Refunding, NATL	5.250%	7/1/32	175,000	177,195
Puerto Rico GDB Debt Recovery Authority Revenue	7.500%	8/20/40	1,338,279	1,313,362
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Finance Authority Housing Revenue:
Refunding	5.000%	7/1/29	165,000	172,031
Refunding	5.000%	7/1/30	105,000	110,685
Refunding	5.000%	7/1/33	180,000	189,579
Refunding	4.000%	7/1/37	100,000	96,093
Refunding	4.000%	7/1/39	425,000	400,396
Refunding	4.000%	7/1/40	100,000	92,648
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-2	4.329%	7/1/40	215,000	215,103
Total Puerto Rico				13,109,483
Rhode Island — 0.2%
Rhode Island State Student Loan Authority Revenue:
Series A	5.000%	12/1/44	1,395,000	1,425,032 (d)
Series A	4.500%	12/1/45	3,500,000	3,560,927 (d)
Total Rhode Island				4,985,959
South Carolina — 1.8%
Charleston, SC, General Revenue, 1800 Ashley West, Series 2025	5.000%	9/1/35	4,380,000	4,639,940
Dorchester County, SC, Special Assessment Revenue, Improvement District Bond, Series 2023	4.500%	10/1/33	415,000	417,446
Goose Creek, SC, Special Assessment Revenue, Carnes Crossroads Improvement District, Series 2025	5.250%	10/1/45	795,000	816,927 (c)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue:
Subseries A-1	5.250%	8/1/31	3,905,000	4,192,049 (a)(b)
Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.338%	3/1/31	450,000	466,949 (a)(b)
South Carolina State Housing Finance & Development Authority Revenue, Fairview Gardens, Series 2026, FHLMC - Collateralized	4.500%	7/1/43	6,700,000	6,777,956
South Carolina State Jobs EDA Health Care Facilities Revenue:
Beaufort Memorial Hospital & South of Broad Health Care Project, Series 2024	5.250%	11/15/39	300,000	315,072
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

South Carolina — continued
Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	$500,000	$522,604
Novant Health Obligated Group, Series A	4.000%	11/1/42	6,890,000	6,731,966
Novant Health Obligated Group, Series A, AG-CR	4.000%	11/1/42	10,665,000	10,665,689
Rolling Green Village Project, Series A	5.000%	12/1/35	1,000,000	1,045,716
Rolling Green Village Project, Series A	5.500%	12/1/45	1,000,000	1,037,905
South Carolina State Jobs EDA Revenue:
Bishop Gadsden Episcopal Retirement Community, Series 2025	5.125%	4/1/46	1,250,000	1,297,792
FAH Portfolio - Pelham Apartments, Series B	7.500%	8/1/47	150,000	147,528 (c)
South Carolina State Medical University Hospital Authority Revenue, Series 2026	5.500%	11/15/50	2,000,000	2,127,471
Total South Carolina				41,203,010
South Dakota — 0.2%
South Dakota HEFA Revenue, Avera Health, Series A, Refunding	4.000%	7/1/42	2,890,000	2,805,098
South Dakota State, HDA Revenue:
Homeownership Mortgage Bonds, GNMA/FNMA/FHLMC	4.750%	11/1/40	1,500,000	1,565,099
Homeownership Mortgage Bonds, Refunding, GNMA/FNMA/ FHLMC	4.500%	11/1/44	1,500,000	1,500,580
Total South Dakota				5,870,777
Tennessee — 2.1%
Chattanooga, TN, Health Educational and Housing Facility Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/37	500,000	501,136
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/38	1,810,000	1,810,812
Cleveland Housing Authority, TN, MFH Revenue:
Forward Phase 1 Project Subordinate, Series B	6.250%	4/1/41	300,000	304,433 (c)
Forward Phase 1 Project Subordinate, Series B	6.250%	4/1/41	100,000	101,478 (c)
Tennergy Corp., TN, Gas Supply Revenue	5.500%	12/1/30	5,470,000	5,831,892 (a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
The Tennessee Energy Acquisition Corp. Commodity Project	5.000%	11/1/31	6,300,000	6,662,239 (a)(b)
The Tennessee Energy Acquisition Corp. Gas Project, Refunding	5.000%	12/1/35	30,855,000	32,654,161
Total Tennessee				47,866,151
Texas — 13.4%
Alvarado, TX, Municipal Corp., Special Assessment Revenue, Johnson County, Series 2025	5.750%	9/1/45	555,000	582,014 (c)
Anna, TX, Municipal Corp., Special Assessment Revenue:
Collin County, Series 2022	5.000%	9/1/28	524,000	532,735 (c)
Collin County, Sherley Tract Public Improvement, District No 2 Improvement Area One	5.625%	9/15/45	705,000	734,452 (c)
Crystal Park Public Improvement, District No 2, Series 2025	4.500%	9/15/35	302,000	304,589 (c)
Hurricane Creek Public District, Improvement Area Three	5.625%	9/1/46	1,000,000	1,023,912 (c)
Liberty Hills Public Improvement District No 2, Improvement Area One Project, Series 2026	5.375%	9/15/46	1,466,000	1,472,792 (j)
Meadow Vista Public Improvement, District Improvement Area One	4.875%	9/15/31	270,000	274,617 (c)
Sherley Tract Public Improvement District No 2, Improvement Areas Two-Four Project, Series 2026	5.625%	9/15/46	757,000	765,882 (c)
Woods at Lindsey Place Public Improvement District, Series 2025	5.200%	9/15/45	331,000	338,981
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.500%	6/15/44	$830,000	$794,258 (c)
Basis Texas Charter Schools Inc., Series 2025, Refunding	5.625%	6/15/45	1,000,000	1,036,328 (c)
Aubrey, TX, Special Assessment Revenue, Aubrey Public Improvement, District No 1, Series 2023	5.875%	9/1/43	100,000	103,601 (c)
Austin, TX, Municipal Corp., Special Assessment Revenue:
Estancia Hill Country Public Improvement District, Improvement Area Three Project	4.125%	11/1/34	750,000	753,079 (c)
Travis Williamson & Hays Counties, Whisper Valley Public Improvement District, Improvement Area Two Project	4.750%	11/1/29	120,000	121,316 (c)
Whisper Valley Public Improvement, District Project, Series 2022	5.375%	11/1/42	156,000	162,610 (c)
Balch Springs, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	714,000	750,846 (c)
Bastrop County, TX, Special Assessment Revenue:
Double Eagle Ranch Public Improvement, District Improvement Area Two, Series 2024	4.500%	9/1/31	220,000	225,179
Double Eagle Ranch Public Improvement, District Improvement Area Two, Series 2024	5.250%	9/1/44	500,000	517,352
Bastrop, TX, Municipal Corp., Special Assessment Revenue, Series 2025	5.375%	9/1/45	620,000	638,929 (c)
Baybrook, TX, Municipal Utility District No 1, GO:
Series 2026, BAM	4.000%	5/1/42	790,000	776,131 (j)
Series 2026, BAM	4.000%	5/1/42	345,000	341,147 (j)
Series 2026, BAM	4.000%	5/1/43	785,000	765,737 (j)
Series 2026, BAM	4.000%	5/1/43	350,000	344,646 (j)
Blue Ridge, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	511,000	534,833 (c)
Boyd, TX, Municipal Corp., Special Assessment Revenue:
Public Improvement District No 1, Improvement Area One, Series 2024	4.250%	9/15/30	107,000	108,425 (c)
Public Improvement District No 1, Improvement Area One, Series 2024	5.125%	9/15/43	690,000	708,278 (c)
Public Improvement District No 1, Improvement Area Two, Series 2025	5.625%	9/15/45	171,000	179,399 (c)
Caddo Mills, TX, Special Assessment Revenue, Preserve at Brushy Creek Public Improvement District, Improvement Area One Project, Series 2026	5.250%	9/15/46	677,000	681,232
Cedar, TX, Port Navigation and Improvement District, GO:
Unlimited Tax, Series 2023	4.000%	9/1/37	500,000	505,387
Unlimited Tax, Series 2023	4.000%	9/1/38	1,000,000	1,006,919
Unlimited Tax, Series A	4.500%	3/1/40	1,010,000	1,034,103
Unlimited Tax, Series A	4.625%	3/1/43	760,000	775,406
Unlimited Tax, Series A	4.625%	3/1/44	760,000	773,896
Celina, TX, Municipal Corp., Special Assessment Revenue:
Collin & Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.375%	9/1/27	25,000	25,020 (c)
Collin & Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.500%	9/1/30	100,000	100,931 (c)
Collin & Denton Counties, Chalk Hills Public Improvement District No 2, Series 2023	5.000%	9/1/30	185,000	188,784 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Collin & Denton Counties, Mosaic Public Improvement District, Improvement Area Two, Series 2024	4.500%	9/1/31	$250,000	$253,771 (c)
Cross Creek Meadows Public Improvement District, Improvement Area One, Series 2023	5.375%	9/1/43	1,624,000	1,689,727 (c)
Edgewood Creek Public Improvement District, Phase 1 Project, Series 2021	3.750%	9/1/31	180,000	175,489 (c)
Edgewood Creek Public Improvement District, Phase 2-3 Project, Series 2021	5.250%	9/1/41	320,000	324,423 (c)
Mosaic Public Improvement District, Phase 1 Project, Series 2023	5.125%	9/1/43	1,225,000	1,268,189 (c)
North Sky Public Improvement District, Improvement Area 1B, Series 2024	5.000%	9/1/44	889,000	891,930
Parks at Wilson Creek, Series 2021	3.250%	9/1/31	110,000	104,524 (c)
Parvin Public Improvement District Project, Series 2023	6.500%	9/1/43	103,000	106,607 (c)
Series 2020	3.250%	9/1/30	180,000	174,372 (c)
Series 2020	3.625%	9/1/30	100,000	96,511 (c)
Sutton Fields II Public Improvement District, Neighborhood Improvement Area Five Project, Series 2022	2.875%	9/1/27	25,000	24,598 (c)
The Lake at Mustang Ranch Public Improvement District, Phases 8-9 Project, Series 2025	5.500%	9/1/45	895,000	916,803 (c)
Club Municipal Management District No 1, TX, Special Assessment Revenue, Improvement Area Two	5.100%	9/1/44	1,001,000	1,013,811 (c)
Comal County, TX, GO, Water Improvement District No 3, Series 2026, AG	4.250%	12/1/42	550,000	550,420
Corpus Christi, TX, Special Assessment Revenue, Whitecap Public Improvement District No 1, Improvement Area One, Series 2024	5.375%	9/15/31	149,000	154,301
Crandall, TX, Municipal Corp., Special Assessment Revenue:
Arbors Public Improvement District, Improvement Area One Project, Series 2025	5.250%	9/15/45	561,000	571,768 (c)
River Ridge Public Improvement District, Improvement Area Two Project, Series 2025	5.250%	9/15/45	700,000	711,835 (c)
Crandall, TX, Special Assessment Revenue, Cartwright Ranch Public Improvement District, Series 2021	4.750%	9/15/31	100,000	101,032 (c)
Dayton, TX, Special Assessment Revenue, Dayton Public Improvement, District No 5, Improvement Area One, Series 2025	5.250%	9/1/45	1,000,000	1,021,831 (c)
Decatur, TX, Municipal Corp., Special Assessment Revenue, Wise County, Series 2025	4.750%	9/15/35	400,000	411,837 (c)
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District, Improvement Area One Project, Series 2025	5.375%	12/31/45	520,000	545,704 (c)
Green Meadows Public Improvement District, Major Improvement Area Project, Series 2025	5.875%	12/31/45	375,000	393,122 (c)
Tabor Ranch Public Improvement District, Improvement District Area One Project, Series A	5.250%	12/31/44	250,000	257,122 (c)
Dripping Springs, TX, Municipal Corp., Special Assessment Revenue:
Heritage Public Improvement District, Improvement Area Three Project, Series 2025	5.375%	9/1/45	1,019,000	1,042,067
Heritage Public Improvement District, Improvement Area Two Project, Series 2025	5.000%	9/1/44	646,000	657,751 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
East Montgomery County, TX, GO, Municipal Utility District No 5, Special Assessment Bonds, Series 2023, BAM	4.000%	12/1/39	$1,140,000	$1,143,987
El Paso County, TX, GO:
Hospital District, Series 2024, Refunding, AG	5.000%	8/15/43	5,180,000	5,569,827
Hospital District, Series 2025, AG	5.500%	2/15/50	16,250,000	17,427,509
Ennis, TX, Municipal Corp., Special Assessment Revenue, Prairieview Public Improvement District, Improvement Area One & Two Project, Series 2025	5.250%	9/15/45	210,000	215,697 (c)
EP Cimarron Ventanas, TX, PFC Residential Development Revenue, Lifestyles at Los Paseos & Lifestyles on the Reserve Project	4.125%	12/1/39	3,300,000	3,300,001
EP Forty 649, TX, PFC Residential Development Revenue, Home Essential Function, Series 2026	4.000%	1/1/37	850,000	833,185
EP LA Privada, TX, PFC Residential Development Revenue, Home Essential Function, La Privada Apartments Project, Series 2025	4.500%	6/1/40	4,915,000	4,971,789
EP Royal Estates, TX, PFC Residential Development Revenue:
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	12/1/34	3,090,000	3,065,620
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	10/1/39	2,050,000	2,051,366
EP the Arthur, TX, PFC Residential Development Revenue, Home Essential Function Housing Program, Series 2026	4.125%	7/1/36	1,000,000	989,303
Fate, TX, Municipal Corp., Special Assessment Revenue:
Rockwall County, Williamsburg Public Improvement, District No 1, Series 2023	5.125%	8/15/43	718,000	736,053 (c)
Williamsburg East Public Improvement, District Area One, Series 2020	3.375%	8/15/30	145,000	139,880 (c)
Williamsburg East Public Improvement, Series 2020	4.625%	8/15/40	158,000	153,689 (c)
Williamsburg Public Improvement District No 1, Series 2022	4.250%	8/15/42	1,204,000	1,193,889 (c)
Fort Bend County, TX, GO:
Municipal Utility District No 134, Series 2025, BAM	4.375%	9/1/41	690,000	696,042
Municipal Utility District No 134, Series 2025, BAM	4.250%	9/1/43	1,485,000	1,487,659
Municipal Utility District No 229, Series 2025, BAM	4.000%	9/1/42	1,500,000	1,477,909
Municipal Utility District No 229, Series 2025, BAM	4.250%	9/1/44	1,660,000	1,662,221
Fulshear, TX, GO, Municipal Utility District No 3A, Series 2023, AG	4.250%	9/1/41	1,005,000	1,009,306
FW Chaparral, TX, PFC Residential Development Revenue, Ranch Project, Series 2025	5.000%	10/1/35	3,000,000	3,183,897
FW Ramble, TX, PFC Residential Development Revenue, Ramble & Rose Project, Series 2025	4.000%	10/1/35	6,360,000	6,245,149
FW Skyline, TX, PFC Residential Development Revenue, Skyline Prairie Homes Project, Series 2026	4.250%	4/1/39	10,265,000	10,281,456
FW Texas Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	3,350,000	3,560,422
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/32	1,000,000	1,082,615 (d)
First Lien, Series A	5.000%	8/1/33	1,000,000	1,089,629 (d)
First Lien, Series A	5.000%	8/1/34	965,000	1,046,767 (d)
First Lien, Series A	5.500%	8/1/40	500,000	545,847 (d)
First Lien, Series A	5.500%	8/1/41	1,400,000	1,521,249 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
First Lien, Series A	5.500%	8/1/43	$295,000	$318,183 (d)
Georgetown, TX, Special Assessment Revenue, Parks at Westhaven Public Improvement District, Series 2022	4.125%	9/15/42	1,250,000	1,242,632 (c)
Harris County, TX, Municipal Utility District No 171, GO:
Series 2023, AG	6.750%	12/1/26	1,015,000	1,029,617
Series 2023, AG	4.750%	12/1/40	1,215,000	1,251,258
Series 2024, BAM	4.000%	12/1/40	970,000	969,418
Series 2025, AG	4.125%	12/1/40	750,000	754,313
Series 2025, AG	4.125%	12/1/41	1,405,000	1,406,704
Harris County, TX, Municipal Utility District No 200, Series 2026, GO, BAM	4.250%	4/1/43	950,000	960,374
Harris County, TX, Municipal Utility District No 490, GO:
Series 2024, AG	4.000%	9/1/40	805,000	805,394
Series 2025, BAM	4.375%	3/1/41	1,465,000	1,488,515
Series 2025, BAM	4.500%	3/1/42	1,540,000	1,569,773
Series 2025, BAM	4.500%	3/1/44	1,690,000	1,716,240
Harris County, TX, Municipal Utility District No 502, Series 2023, GO, BAM	4.750%	9/1/37	1,060,000	1,095,568
Harris County, TX, Municipal Utility District No 540, GO:
Series 2022	5.000%	9/1/39	410,000	411,268
Series 2022	5.375%	9/1/45	580,000	579,969
Series 2022	5.500%	9/1/49	325,000	316,842
Harris County, TX, Municipal Utility District No 576, GO:
Series 2025, BAM	4.250%	3/1/40	205,000	207,835
Series 2025, BAM	4.375%	3/1/41	570,000	577,995
Series 2025, BAM	4.375%	3/1/42	655,000	662,242
Series 2025, BAM	4.375%	3/1/43	690,000	694,906
Harris County, TX, Toll Road Revenue, Series A	5.000%	8/15/44	3,260,000	3,542,980
Harris-Waller Counties, TX, Municipal Utility District No 4, GO:
Series 2022	5.000%	11/1/32	50,000	52,573
Series 2022	5.000%	11/1/34	345,000	360,898
Series 2022	5.000%	11/1/36	645,000	671,263
Series 2022	5.000%	11/1/38	275,000	284,535
Series 2022	5.250%	11/1/41	450,000	465,149
Series 2022	5.500%	11/1/44	1,250,000	1,296,697
Hays County, TX, Special Assessment Revenue:
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	4.750%	9/15/27	268,000	270,497 (c)
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	4.875%	9/15/32	560,000	587,734 (c)
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	5.500%	9/15/42	975,000	1,023,069 (c)
La Cima Public Improvement District, Neighborhood Improvement Areas One & Two Project, Series 2020	3.250%	9/15/30	150,000	142,736 (c)
Horseshoe Bay, TX, Special Assessment Revenue, Public Improvement District, Series 2020, Refunding	3.000%	10/1/30	137,000	129,734
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	$7,670,000	$8,235,929 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	11,330,000	12,112,180 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B, Refunding	5.500%	7/15/37	2,500,000	2,678,392 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B, Refunding	5.500%	7/15/38	3,250,000	3,465,945 (d)
Houston, TX, Airport System Special Facilities Revenue:
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/36	155,000	168,294 (d)
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/37	500,000	541,346 (d)
Hutto, TX, Municipal Corp., Special Assessment Revenue:
Cottonwood Creek Public Improvement, District Improvement Area Two, Series 2025	5.125%	9/1/45	1,407,000	1,428,891 (c)
Emory Crossing Public Improvement, District Improvement Area Two, Series 2023	4.500%	9/1/30	264,000	268,440 (c)
Prairie Winds Public Improvement District Improvement Area Two, Series 2026	5.250%	9/1/46	470,000	472,198 (c)
Josephine, TX, Special Assessment Revenue, Morgan Farms Public Improvement District, Improvement Area One Project, Series 2026	5.250%	9/15/46	726,000	731,021 (c)
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 2, Improvement Area One	4.500%	9/1/31	153,000	155,821 (c)
Kaufman, TX, Special Assessment Revenue, Kaufman Public Improvement District Project, Series 2022	5.625%	9/15/42	320,000	331,090 (c)
Kyle, TX, Municipal Corp., Special Assessment Revenue:
Kyle Fifty Seven Public Improvement District, Series 2022	4.750%	9/1/32	133,000	136,421
Limestone Creek Public Improvement, District Improvement Area One B Project, Series 2024	5.500%	9/1/44	1,100,000	1,141,688 (c)
Limestone Creek Public Improvement, District Improvement Area One Project, Series 2023	5.500%	9/1/43	678,000	709,286 (c)
Plum Creek North Public Improvement, District Improvement Area Two Project, Series 2024	5.000%	9/1/44	524,000	537,485 (c)
Plum Creek North Public Improvement, District Major Improvement Area Project, Series 2022	4.375%	9/1/32	440,000	442,259 (c)
Plum Creek North Public Improvement, District Major Improvement Area Project, Series 2022	4.625%	9/1/41	1,092,000	1,091,105 (c)
Savannah Ranch Public Improvement District Improvement Area One Project, Series 2026	5.500%	9/1/46	440,000	445,743
Six Creeks Public Improvement, District Improvement Area Five Project, Series 2025	4.500%	9/1/35	366,000	371,116 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2023	4.375%	9/1/28	323,000	326,073 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2023	4.500%	9/1/33	650,000	666,655 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2026	5.375%	9/1/46	643,000	652,934
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Southwest Kyle Public Improvement, District No 1, Improvement Area Two Project, Series 2023	5.750%	9/1/30	$100,000	$103,828 (c)
Lago Vista, TX, Municipal Corp., Special Assessment Revenue:
Tessera on Lake Travis Public Improvement, District Improvement Area One Project, Series 2020, Refunding	3.125%	9/1/30	130,000	124,644
Tessera on Lake Travis Public Improvement, District Major Improvement Area Project, Series A, Refunding	5.000%	9/1/30	90,000	85,950 (c)
Lakes Fresh Water Supply District of Denton County, TX, GO, Utility Bonds, BAM	4.375%	9/1/42	1,350,000	1,363,838
Lavon, TX, Municipal Corp., Special Assessment Revenue:
Elevon Public Improvement, District Improvement Area One Project, Series 2024	5.000%	9/15/44	500,000	506,053 (c)
Elevon Public Improvement, District Improvement Areas Three & Five, Series 2025	5.375%	9/15/45	500,000	512,954
Lakepointe Public Improvement, District Improvement Areas Two & Three Project, Series 2022	5.250%	9/15/28	423,000	430,929 (c)
Lakepointe Public Improvement, District Improvement Areas Two & Three Project, Series 2022	5.875%	9/15/42	655,000	707,377 (c)
Trails of Lavon Public Improvement District Projects	5.750%	9/15/45	300,000	316,063 (c)
Leander, TX, Special Assessment Revenue, Oak Creek Public Improvement District, Series 2020, Refunding	3.250%	9/1/32	100,000	94,684
Liberty Hill, TX, Special Assessment Revenue, Summerlyn West Public Improvement District, Series 2020	3.125%	9/1/30	75,000	71,772 (c)
Lowry Crossing, TX, Municipal Corp., Special Assessment Revenue:
Lowry Trails Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/15/45	409,000	414,869 (c)
Simpson Road Public Improvement District Projects, Series 2025	5.750%	9/15/45	1,000,000	1,046,736 (c)
Manor, TX, Municipal Corp., Special Assessment Revenue:
Entradaglen Public Improvement District, Improvement Area One Project, Series 2025	6.000%	9/15/36	409,000	425,943 (c)
Lagos Public Improvement District, Improvement Area One Project, Series 2025	5.750%	9/15/45	839,000	885,600 (c)
Manor Heights Public Improvement District, Improvement Area Three Project, Series 2023	5.250%	9/15/43	200,000	206,632 (c)
Marble Falls, TX, Special Assessment Revenue, Series 2024	6.375%	9/1/44	1,004,000	1,015,544 (c)
Matagorda County, TX, Navigation District No 1, Revenue, Houston LT & Power Co., Refunding, AMBAC	5.125%	11/1/28	1,115,000	1,164,691 (d)
Mclendon-Chisholm, TX, Special Assessment Revenue, Series 2022	5.375%	9/15/32	155,000	164,867 (c)
Medina County, TX, Special Assessment Revenue:
Haby Farms Public Improvement District, Improvement Area Two Project, Series 2026	4.375%	9/1/36	170,000	169,718 (c)(j)
Haby Farms Public Improvement District, Improvement Area Two Project, Series 2026	5.250%	9/1/46	704,000	703,113 (c)(j)
Mesquite, TX, Special Assessment Revenue:
Heartland Town Center Public Improvement, District Phase 2, Series 2023	4.000%	9/1/30	85,000	85,266 (c)
Solterra Public Improvement, District Improvement Area A-1 Projects, Series 2023	5.500%	9/1/43	1,521,000	1,597,786 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Solterra Public Improvement, District Improvement Area C-1 Projects, Series 2023	5.375%	9/1/43	$102,000	$106,254 (c)
Solterra Public Improvement, District Improvement Area C-3 Projects, Series 2024	5.000%	9/1/44	506,000	512,498 (c)
Solterra Public Improvement, District Improvement Area C-4 Project, Series 2025	5.250%	9/1/45	730,000	739,331
Midlothian, TX, Special Assessment Revenue, Westside Preserve Public Improvement District, Improvement Area One Project, Series 2022	5.250%	9/15/42	1,416,000	1,434,758 (c)
Mission, TX, EDC Revenue, Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,827,000	1,916,912 (c)(d)
Mission, TX, EDC, Solid Waste Disposal Revenue:
Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	3,000,000	3,111,526 (a)(b)(d)
Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	1,800,000	1,867,577 (a)(b)(d)
Montgomery County, TX, Special Assessment Revenue:
Crockett Meadows Public Improvement District, Improvement Area One Project, Series 2025	5.250%	9/15/45	1,125,000	1,139,785
Retirement Life Communities Inc., Series A	4.500%	9/15/32	475,000	480,017
Retirement Life Communities Inc., Series A	5.125%	9/15/45	675,000	682,892
Villages of Greystone Public Improvement District Project, Series 2026	4.500%	9/15/36	600,000	602,525 (j)
Villages of Greystone Public Improvement District Project, Series 2026	5.375%	9/15/46	636,000	642,438 (j)
Mustang Ridge, TX, Special Assessment Revenue, Series 2025	5.875%	9/1/45	705,000	743,275 (c)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Wesleyan Homes Inc. Project, Refunding	4.000%	1/1/29	50,000	50,497
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue:
CHF Collegiate Housing College Station I LLC - Texas A&M University Project, Series A	5.000%	4/1/29	65,000	65,016
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/30	170,000	168,083
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/35	165,000	163,228
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/47	135,000	131,550
North Parkway Municipal Management District No 1, TX, Special Assessment Revenue:
Legacy Hills Public Improvement, District Phase 1A & 1B, Series 2021	3.625%	9/15/31	50,000	49,151 (c)
Major Improvement Project, Series 2021	4.250%	9/15/31	152,000	152,509 (c)
Northlake Municipal Management District No 1, TX, GO, Unlimited Tax Road Bonds, BAM	5.000%	3/1/40	925,000	955,430
Northwood Municipal Utility District No 1, TX, GO, Unlimited Tax, Refunding	4.000%	8/1/31	500,000	500,030 (c)
NTHP Lakewest Senior Inc., TX, Residential Development Revenue, Village at Lakewest Apartments, Series 2026	4.625%	5/1/41	7,250,000	7,332,414
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Oak Point, TX, Special Assessment Revenue, Chaparral Park Public Improvement, District Improvement Area One Project, Series 2024	4.250%	9/15/31	$409,000	$409,752 (c)
Pilot Point, TX, Special Assessment Revenue:
Creekview Public Improvement, District Zone A, Improvement Area One Project, Series 2022	5.250%	9/15/32	150,000	155,597 (c)
Creekview Public Improvement, District Zone A, Improvement Area One Project, Series 2022	5.750%	9/15/32	144,000	149,648 (c)
Port Arthur, TX, Housing Authority Revenue, Willow Lakes Project, Subordinate Bonds, Series A	7.500%	10/1/36	2,000,000	1,964,185 (c)
Princeton, TX, Municipal Corp., Special Assessment Revenue:
Eastridge Public Improvement, District Improvement Area One Project, Series 2022	5.125%	9/1/42	850,000	879,431 (c)
Eastridge Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/1/45	300,000	307,096 (c)
Eastridge Public Improvement, District Improvement Area Six Project, Series 2026	5.200%	9/1/46	700,000	705,045 (c)(j)
Southridge Public Improvement, District Improvement Area Four Project, Series 2025	5.250%	9/1/45	563,000	571,211
Southridge Public Improvement, District Improvement Area One Project, Series 2023	5.500%	9/1/30	54,000	55,979 (c)
Southridge Public Improvement, District Improvement Area Three Project, Series 2025	5.750%	9/1/45	854,000	899,781 (c)
Southridge Public Improvement, District Improvement Area Two Project, Series 2024	5.250%	9/1/44	1,261,000	1,290,890 (c)
Westridge Public Improvement, District Improvement Area One Project, Series 2025	5.375%	9/1/45	544,000	551,734 (c)
Whitewing Trails Public Improvement, District No 2 Phase 2 Project, Series 2023	4.250%	9/1/30	99,000	99,517 (c)
Whitewing Trails Public Improvement, District No 2, Series 2026	5.250%	9/1/46	1,000,000	1,008,527
Winchester Crossing Public Improvement, District No 3 Project, Series 2024	4.375%	9/1/31	290,000	292,108 (c)
Winchester Crossing Public Improvement, District No 3 Project, Series 2024	5.125%	9/1/44	1,250,000	1,270,309 (c)
Winchester Public Improvement, District No 2 Project, Series 2022	5.125%	9/1/42	1,511,000	1,544,402 (c)
Winchester Public Improvement, District Phase 1 & 2 Project, Series 2020	3.250%	9/1/30	100,000	96,168 (c)
Winchester Public Improvement, District Phase 3 & 4 Project, Series 2021	2.875%	9/1/31	100,000	93,039 (c)
Windmore Public Improvement, District Improvement Area One Project, Series 2024	5.125%	9/1/44	821,000	838,290 (c)
Windmore Public Improvement, District Improvement Area Two Project, Series 2025	5.750%	9/1/45	811,000	849,261 (c)
Reagan County, TX, GO, Reagan Hospital District:
Series 2026	4.625%	8/1/36	1,340,000	1,368,556
Series 2026	6.000%	8/1/46	1,200,000	1,278,351
Rowlett, TX, Special Assessment Revenue, Trails at Cottonwood Creek Public Improvement District Neighborhood, Improvement Areas Two- Three Project, Series 2026	5.375%	9/15/46	619,000	625,274
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Royse City, TX, Municipal Corp., Special Assessment Revenue:
Clearview Ranch Public Improvement, District North Zone Improvement Area One Project, Series 2025	5.750%	9/15/45	$605,000	$637,017 (c)
Clearview Ranch Public Improvement, District South Zone Improvement Area One Project, Series 2024	5.250%	9/15/44	457,000	466,636 (c)
Creekshaw Public Improvement, District Major Improvement Area Project, Series 2020	4.875%	9/15/40	375,000	378,569 (c)
Liberty Crossing Public Improvement, District Improvement Area Two Project, Series 2024	5.375%	9/15/44	685,000	703,984 (c)
Sachse, TX, Municipal Corp., Special Assessment Revenue:
Sachse Public Improvement, District Improvement Area One Project, Series 2022	5.000%	9/15/28	173,000	176,715 (c)
Sachse Public Improvement, District Improvement Area One Project, Series 2022	5.625%	9/15/42	460,000	496,295 (c)
Sachse, TX, Special Assessment Revenue:
Sachse Public Improvement, District Improvement Areas Two & Three Project, Series 2022	6.875%	9/15/42	310,000	342,782 (c)
Sachse Public Improvement, District Improvement Areas Two & Three Project, Series 2022	6.000%	9/15/28	100,000	103,019 (c)
Seagoville, TX, Special Assessment Revenue, Stonehaven Public Improvement, District Improvement Area One	5.750%	9/15/45	650,000	680,379 (c)
Sienna, TX, Municipal Utility District No 6, TX, GO:
Series 2024, BAM	4.125%	9/1/41	1,105,000	1,105,883
Series 2024, BAM	4.125%	9/1/42	1,030,000	1,029,910
South Manvel Development Authority, TX, Tax Increment Revenue:
Series 2023	5.000%	4/1/38	845,000	868,071
Series 2026, AG	4.000%	4/1/41	850,000	829,757
Southeast Regional Management District, TX, GO, Unlimited Tax Road Bonds, Refunding, AG	4.000%	4/1/43	500,000	493,067
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series E, Refunding	5.000%	11/15/43	2,000,000	2,195,089
Tarrant County, TX, Karis Municipal Management District, Special Assessment Revenue, Improvement Area One, Series 2024	5.000%	12/1/44	746,000	748,175
Texas State Department of Housing & Community Affairs, GNMA - Collateralized, Series B	4.650%	7/1/40	995,000	1,025,950
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue:
Series 2021, Refunding	5.000%	12/15/32	5,220,000	5,555,488
Series 2024	5.000%	1/1/34	3,750,000	4,002,210 (a)(b)
Series 2025	5.000%	1/1/36	13,700,000	14,520,736
Series 2026	5.000%	4/1/36	22,285,000	23,591,877
Series B	5.500%	1/1/34	5,595,000	6,120,371 (a)(b)
Tomball, TX, Municipal Corp., Special Assessment Revenue:
Raburn Reserve Public Improvement, District Improvement Area One, Series 2020	3.375%	9/15/30	100,000	97,122 (c)
Raburn Reserve Public Improvement, District Improvement Area Two, Series 2023	4.875%	9/15/33	145,000	149,843 (c)
Winfrey Estates Public Improvement District, Series 2025	5.750%	9/15/45	415,000	440,066 (c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Town of Providence Village, TX, Municipal Corp., Special Assessment Revenue:
Foree Ranch Public Improvement, District Improvement Area One Project, Series 2024	4.375%	9/1/31	$231,000	$232,970 (c)
Foree Ranch Public Improvement, District Improvement Area One Project, Series 2024	5.000%	9/1/44	445,000	452,141 (c)
Foree Ranch Public Improvement, District Improvement Area Two Project, Series 2025	5.350%	9/1/45	775,000	788,605 (c)
Travis County Development Authority, TX, Contract Assessment Revenue:
Turner’s Crossing Public Improvement, District Improvement Area One Commercial Lot 98 & Improvement Area Two Project, Series 2025	5.000%	9/1/44	285,000	288,508
Turner’s Crossing Public Improvement, District Improvement Area Three Project, Series 2025	5.350%	9/1/46	450,000	455,611 (c)
Travis County, TX, Municipal Utility District No 19, GO, Series 2025, AG	4.125%	9/1/41	900,000	901,478
Travis County, TX, Municipal Utility District No 22, GO:
Series A	5.750%	9/1/38	565,000	576,984
Series B	6.000%	9/1/42	595,000	606,857
Trinity River, TX, PFC Revenue, Hughes House II Project, Series A	5.000%	6/1/44	3,300,000	3,441,799 (j)
Uhland, TX, Special Assessment Revenue:
Anderson Park Public Improvement, District Improvement Area One Project, Series 2024	5.125%	9/1/44	710,000	721,914 (c)
Watermill Public Improvement District, Series 2022	5.750%	9/1/27	129,000	130,868 (c)
Viridian, TX, Municipal Management District, Special Assessment Revenue, Series 2020	2.875%	12/1/30	100,000	94,182
Walden Pond, TX, Fresh Water Supply District, GO:
Unlimited Tax Road Bonds	6.000%	9/1/32	195,000	203,366
Unlimited Tax Road Bonds	6.250%	9/1/47	420,000	426,273
Westpointe Special Improvement District, TX, GO:
Limited Ad Valorem Tax Bonds, Series 2025, AG	5.000%	8/15/40	350,000	367,205
Limited Ad Valorem Tax Bonds, Series 2025, AG	5.000%	8/15/45	350,000	361,983
Limited Ad Valorem Tax Road Bonds, BAM	5.000%	8/15/41	550,000	578,001
Westside, Special Improvement District No 211, TX, GO:
Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025, BAM	5.000%	8/15/40	400,000	414,907
Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025, BAM	5.000%	8/15/45	500,000	512,180
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	5.750%	9/15/45	225,000	235,516 (c)
Williamson County, TX, Municipal Utility District No 26, GO:
Series 2025, BAM	4.000%	8/15/41	810,000	798,947
Series 2025, BAM	4.250%	8/15/42	855,000	858,369
Series 2025, BAM	4.250%	8/15/43	900,000	902,357
Total Texas				308,283,213
U.S. Virgin Islands — 0.0%††

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	810,000	852,740
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — 0.3%
Military Installation Development Authority, UT, Tax Allocation Revenue, Series A-2	4.000%	6/1/36	$250,000	$245,404
Utah State Charter School Finance Authority, Charter School Revenue:
Wallace Stegner Academy, Series A	5.250%	6/15/32	225,000	230,459 (c)
Wallace Stegner Academy, Series A	5.625%	6/15/42	500,000	506,748 (c)
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue:
Series 2021	4.000%	10/15/41	500,000	474,070
Series 2022	5.000%	10/15/32	500,000	533,232
Series 2022	5.000%	10/15/37	100,000	104,586
Series 2022	5.000%	10/15/46	100,000	101,134
Series 2023	6.000%	10/15/47	100,000	109,397
Series 2025	5.250%	10/15/40	1,335,000	1,422,970
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2021	4.000%	10/15/36	1,345,000	1,315,151
Series 2021	4.000%	10/15/38	1,500,000	1,454,533
Series 2024	5.250%	10/15/39	565,000	607,811
Series 2024	5.500%	10/15/44	160,000	170,948
Total Utah				7,276,443
Virginia — 0.5%
Peninsula Town Center, VA, Community Development District, Special Assessment Revenue, Refunding	4.500%	9/1/28	100,000	100,782 (c)
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster-Canterbury On Chesapeake Bay	5.750%	9/1/30	1,000,000	1,002,715
Virginia State College Building Authority Revenue, Regent University Project	6.000%	6/1/50	1,900,000	2,022,251
Virginia State HDA Revenue, Rental Housing Bonds	4.500%	10/1/40	750,000	763,406
Virginia State Small Business Financing Authority Revenue:
Residential Care Facilities, Lifespire of Virginia, Series A, Refunding	4.500%	12/1/44	3,290,000	3,313,492
The Obligated Group of National Senior Campuses Inc., Refunding	4.000%	1/1/36	4,185,000	4,274,403
Total Virginia				11,477,049
Washington — 1.6%
Energy Northwest, WA, Columbia Generating Station, Electric Revenue, Series A, Refunding	4.000%	7/1/42	5,470,000	5,500,804
Jefferson County, WA, Hospital Revenue, Public Hospital District, Refunding	5.750%	12/1/33	460,000	466,257
King County, WA, Housing Authority Revenue:
Birch Creek Apartments Project, County GTD	5.500%	5/1/38	1,000,000	1,027,115
Refunding	5.375%	7/1/45	1,000,000	1,068,305
Skagit County, WA, Public Hospital District Revenue, Refunding	5.000%	12/1/29	100,000	100,577
Spokane County, IA, Washington Airport Revenue, Series B	5.250%	1/1/41	1,600,000	1,721,065 (d)
Vancouver, WA, Housing Authority Revenue:
Cascara Project, Series A	4.250%	12/1/42	1,660,000	1,650,244
Cascara Project, Series A	5.000%	12/1/42	1,500,000	1,670,881
Cougar Creek Project, Series A	4.500%	10/1/42	1,250,000	1,267,566
Fishers Mill and Willow Creek Projects, Series 2025	5.000%	8/1/40	1,225,000	1,271,132
Fourth Plain Commons, Series 2025, Refunding	4.125%	12/1/39	3,255,000	3,185,552
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Jens Pointe Project, Series 2025	4.250%	2/1/38	$3,000,000	$3,051,685
Navalia and Alena Projects, Series 2024	4.000%	8/1/34	1,000,000	991,480
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	3.000%	12/1/34	125,000	118,312 (c)
Washington State HFC Revenue:
Blakeley and Laurel Villages Portfolio, BAM	5.000%	7/1/45	1,000,000	1,040,099 (c)
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/38	2,165,000	2,300,059
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/43	1,060,000	1,111,138
Eliseo Project, Refunding	4.000%	1/1/31	100,000	97,610 (c)
Madison at River’s Edge Project	3.650%	1/1/37	100,000	87,282 (c)
Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects	5.000%	1/1/34	100,000	102,649 (c)
Rockwood Retirement Communities Project	5.000%	1/1/32	100,000	101,849 (c)
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	5.625%	7/1/38	430,000	464,821 (c)
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	5.875%	7/1/43	500,000	536,034 (c)
Washington State HFC, Non-Profit Housing Revenue, Series 1N, Refunding, GNMA/FNMA/FHLMC	4.300%	12/1/41	5,000,000	5,000,859
Whatcom County, WA, Public Utility District, GO:
Private Activity, BAM	5.250%	12/1/36	800,000	883,636 (d)
Private Activity, BAM	5.250%	12/1/39	1,240,000	1,351,236 (d)
Total Washington				36,168,247
West Virginia — 0.2%
Ohio County, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/44	2,750,000	2,857,018
West Virginia State Hospital Finance Authority, Hospital Revenue, Series A	4.250%	6/1/47	2,095,000	2,037,165
Total West Virginia				4,894,183
Wisconsin — 1.9%
Public Finance Authority, WI, Revenue:
Affordable Housing Preservation Corp., Series A-1, Refunding	5.375%	12/1/36	900,000	939,629
Affordable Housing Preservation Corp., Series A-2, Refunding Step bond (0.000% to 12/1/38 then 6.375%)	0.000%	12/1/45	235,500	122,116
Aggie Apartment Life Holding Corp. II LLC Project, Series A	5.000%	6/1/39	960,000	1,010,532
Aggie Apartment Life Holding Corp. II LLC Project, Series A	5.000%	6/1/44	1,015,000	1,041,916
Bluehub Loan Fund Issue, Green Bonds, Series B	5.250%	7/1/44	1,000,000	1,072,911
Clipper Cove Apartments Project, Series 2026	7.500%	11/1/36	2,100,000	2,071,181 (c)
Coral Academy of Science Las Vegas, Series A	5.000%	7/1/45	1,805,000	1,806,840
Coral Academy of Science Reno, Series A	5.375%	6/1/37	670,000	673,736 (c)
ELME Germantown Apartments, Series A-1	4.000%	5/1/36	5,265,000	5,156,541
Eno River Academy Project, Series A	5.000%	6/15/40	815,000	819,026 (c)
Estancia Valley Classical Academy, Series A, Refunding	4.000%	7/1/31	95,000	90,355 (c)
Foundation Academy Charter School Project, Series 2024	5.000%	7/1/35	700,000	736,218 (c)
Foundation Academy Charter School Project, Series 2024	4.750%	7/1/45	3,100,000	2,956,401 (c)
Friends Homes, Series 2019, Refunding	4.000%	9/1/29	85,000	86,084 (c)
Inperium Project, Series A	6.000%	12/1/45	825,000	878,665 (c)(j)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
KSU Bixby Real Estate Foundation LLC Project, Series A	5.250%	6/15/45	$500,000	$540,223
KSU Bixby Real Estate Foundation LLC Project, Series B	5.250%	6/15/45	275,000	292,051
Marys Woods at Marylhurst Project, Series A, Refunding	5.250%	5/15/47	330,000	330,570 (c)
Multi-Family Affordable Housing Certificates, Series 1	6.810%	4/28/36	500,000	519,231 (c)
Multi-Family Affordable Housing Certificates, Series 2023-1	7.125%	7/25/34	380,000	394,176 (c)
National Senior Communities Inc. Obligated Group, Series 2022	4.000%	1/1/42	1,375,000	1,337,038
North East Carolina Preparatory School Project, Series A, Refunding	4.250%	6/15/34	800,000	811,651
Ocean Academy Charter School Project, Series 2021	4.000%	10/15/31	565,000	545,983 (c)
Patriot Services Group Portfolio Restructuring, Series B	0.000%	12/1/35	950,000	556,271 (c)
Patriot Services Group, Portfolio Restructuring, Series A-1, Refunding	4.500%	12/1/31	500,000	502,462 (c)
Retirement Facilities First Mortgage, Whitestone, Series A	5.250%	3/1/45	750,000	751,300 (c)
Signature Preparatory, Series A	5.000%	6/15/31	675,000	681,679 (c)
Slam Academy of Nevada Project, Series A	5.000%	7/15/36	1,165,000	1,197,761 (c)
Slam Academy of Nevada Project, Series A	5.000%	7/15/46	850,000	840,872 (c)
Tree House Apartments Project, Series B	6.625%	2/1/46	275,000	234,217 (c)
Triad Educational Services Inc., Series 2022	5.000%	6/15/42	145,000	145,502
Triad Educational Services Inc., Series 2025, Refunding	5.250%	6/15/45	3,430,000	3,465,508
Triad Educational Services Inc., Series 2026, Refunding	5.000%	6/15/36	1,500,000	1,534,246 (c)
Triad Educational Services Inc., Series A	4.000%	6/15/30	335,000	333,996
Ultimate Medical Academy Project, Series A, Refunding	5.000%	10/1/29	600,000	629,219 (c)
Whitestone Retirement Facilities First Mortgage, Refunding	4.000%	3/1/27	10,000	9,991 (c)
Whitestone Retirement Facilities First Mortgage, Refunding	5.000%	3/1/37	1,385,000	1,393,308 (c)
Wisconsin State HEFA Revenue:
Covenant Communities Inc. Project Third Tier, Series C	6.500%	7/1/33	10,000	9,917
Covenant Communities Inc. Project Third Tier, Series C	7.000%	7/1/43	505,000	487,754
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/41	1,050,000	1,000,913
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/45	750,000	682,343
Saint John’s Communities Inc., Series B, Refunding	4.000%	9/15/41	510,000	486,158
Three Pillars Senior Living Communities, Series A	5.500%	8/15/44	305,000	326,592
Three Pillars Senior Living Communities, Series B-2	4.200%	8/15/28	70,000	70,010
Wisconsin State Housing and EDA Revenue, Series A, GNMA/FNMA/ FHLMC	4.500%	3/1/44	4,575,000	4,592,569
Total Wisconsin				44,165,662
Wyoming — 0.1%
Wyoming, State, CDA Revenue, Series 2026, GNMA/FNMA/FHLMC	4.350%	12/1/41	3,255,000	3,243,102

Total Municipal Bonds (Cost — $2,098,926,956)				2,136,024,930
Corporate Bonds & Notes — 0.3%
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.3%
Grand Canyon University, Secured Notes (Cost — $7,197,897)	5.125%	10/1/28	7,500,000	7,406,850
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Ground Transportation — 0.0%††
DesertXpress Enterprises LLC (Cost — $0)		12/1/35	8,700	$0 *(f)(g)(k)
Total Investments before Short-Term Investments (Cost — $2,106,124,853)				2,143,431,780
	Rate	Maturity Date	Face Amount
Short-Term Investments — 6.9%
Municipal Bonds — 6.9%
Arizona — 0.3%

Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	2.900%	1/1/46	$6,000,000	6,000,000 (l)(m)
California — 0.3%
Eastern California Municipal Water District Revenue, Series A, Refunding, SPA - Bank of America N.A.	2.450%	7/1/46	6,360,000	6,360,000 (l)(m)
Regents of the University of California General Revenue, Series AL-1, Refunding	2.550%	5/15/48	500,000	500,000 (l)(m)
Total California				6,860,000
Colorado — 0.1%

Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding, LOC - TD Bank N.A.	2.900%	12/1/52	2,600,000	2,600,000 (l)(m)
Connecticut — 0.3%
Connecticut State HEFA Revenue:
Yale University Issue, Series A-1, Refunding	2.750%	7/1/42	2,500,000	2,500,000 (l)(m)
Yale University Issue, Series C-3	2.600%	7/1/57	5,000,000	5,000,000 (l)(m)
Total Connecticut				7,500,000
Florida — 0.3%

Hillsborough County, FL, IDA Revenue, Baycare Health System, Series D, Refunding, LOC - TD Bank N.A.	3.030%	11/15/42	7,500,000	7,500,000 (l)(m)
Georgia — 0.7%

Roswell Development Authority, GA, Revenue, Wellstar Healthcare Inc., LOC - Truist Bank N.A.	2.900%	4/1/47	15,090,000	15,090,000 (l)(m)
Michigan — 0.0%††

Green Lake Township, MI, EDC, The Township of Green Lake Michigan Variable Rate Demand Revenue, Series 2004, Refunding, LOC - PNC Bank N.A.	2.900%	6/1/34	300,000	300,000 (l)(m)
Minnesota — 0.8%

Rochester, MN, Health Care Facilities Variable Rate Revenue, Mayo Clinic, Series D, LOC - Barclays Bank PLC	2.500%	11/15/64	17,900,000	17,900,000 (l)(m)
Missouri — 0.9%

Missouri State HEFA Revenue, Series F	2.900%	6/1/44	19,615,000	19,615,000 (l)(m)
New Jersey — 1.0%
New Jersey State Health Care Facilities Financing Authority Revenue:
RWJ Barnabas Health Obligated Group Issue, Series B, LOC - TD Bank N.A.	2.600%	7/1/61	12,500,000	12,500,000 (l)(m)
Series B, LOC - JPMorgan Chase & Co.	1.750%	7/1/43	7,500,000	7,500,000 (l)(m)
Series C, LOC - JPMorgan Chase & Co.	1.800%	7/1/43	2,000,000	2,000,000 (l)(m)
Total New Jersey				22,000,000
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — 0.2%
New York City, NY, GO, Fiscal 2014, Series I, SPA - U.S. Bank N.A.	3.300%	3/1/44	$1,000,000	$1,000,000 (l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series BB-1, SPA - State Street Bank & Trust Co.	3.050%	6/15/49	2,600,000	2,600,000 (l)(m)
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	2.980%	2/1/44	1,000,000	1,000,000 (l)(m)
Total New York				4,600,000
North Carolina — 0.1%

Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue System, Atrium Health, Series G, SPA - JPMorgan Chase & Co.	2.850%	1/15/48	3,000,000	3,000,000 (l)(m)
Oregon — 0.2%

Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	3.200%	8/1/34	5,300,000	5,300,000 (l)(m)
Pennsylvania — 1.5%
Philadelphia, PA, Authority for IDR:
The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.850%	7/1/54	22,800,000	22,800,000 (l)(m)
The Children’s Hospital of Philadelphia Project, Series B-2, SPA - JPMorgan Chase & Co.	2.850%	7/1/54	12,700,000	12,700,000 (l)(m)
Total Pennsylvania				35,500,000
Virginia — 0.2%
Albemarle County, VA, EDA Revenue, Sentara Martha Jefferson Hospital, Series B, Refunding, SPA - TD Bank N.A.	2.900%	10/1/48	1,000,000	1,000,000 (l)(m)
Virginia State Small Business Financing Authority Revenue, Carilion Clinic Obligated Group, Series A, LOC - Truist Bank N.A.	2.900%	7/1/42	3,600,000	3,600,000 (l)(m)
Total Virginia				4,600,000

Total Short-Term Investments (Cost — $158,365,000)				158,365,000
Total Investments — 100.1% (Cost — $2,264,489,853)				2,301,796,780
Liabilities in Excess of Other Assets — (0.1)%				(1,633,702)
Total Net Assets — 100.0%				$2,300,163,078

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Dynamic Municipal Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of June 30, 2026.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Value is less than $1.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Dynamic Municipal Bond ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AG-CR	—	Assured Guaranty — Credit Related
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFC	—	Public Facilities Corporation
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 21.2%
Entertainment — 3.6%
Netflix Inc.	475	$33,915 *
ROBLOX Corp., Class A Shares	180	9,788 *
Roku Inc.	649	89,653 *
Total Entertainment		133,356
Interactive Media & Services — 16.0%
Alphabet Inc., Class A Shares	1,012	361,658
Meta Platforms Inc., Class A Shares	423	238,272
Total Interactive Media & Services		599,930
Wireless Telecommunication Services — 1.6%
T-Mobile US Inc.	358	60,048

Total Communication Services		793,334
Financials — 2.2%
Capital Markets — 2.2%
Bullish	198	4,639 *
Coinbase Global Inc., Class A Shares	144	21,052 *
Robinhood Markets Inc., Class A Shares	246	24,669 *
Tradeweb Markets Inc., Class A Shares	317	31,592

Total Financials		81,952
Industrials — 0.3%
Professional Services — 0.3%
Verisk Analytics Inc.	52	9,335

Information Technology — 72.4%
Communications Equipment — 3.7%
Arista Networks Inc.	478	81,203 *
Ciena Corp.	61	29,924 *
Lumentum Holdings Inc.	34	29,174 *
Total Communications Equipment		140,301
Electronic Equipment, Instruments & Components — 1.3%
Celestica Inc.	76	27,725 *
Keysight Technologies Inc.	57	19,954 *
Total Electronic Equipment, Instruments & Components		47,679
IT Services — 22.1%
Akamai Technologies Inc.	248	29,316 *
Cloudflare Inc., Class A Shares	1,532	375,769 *
CoreWeave Inc., Class A Shares	650	64,701 *
MongoDB Inc.	414	139,062 *
Okta Inc.	244	33,294 *
Snowflake Inc.	732	186,294 *
Total IT Services		828,436
Software — 41.6%
AppLovin Corp., Class A Shares	361	185,998 *
Aurora Innovation Inc.	2,482	16,927 *
Autodesk Inc.	37	7,194 *
Bentley Systems Inc., Class B Shares	268	8,011
Cadence Design Systems Inc.	67	25,146 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — continued
	Circle Internet Group Inc.	110	$6,889 *
	Constellation Software Inc.	7	13,174
	CrowdStrike Holdings Inc., Class A Shares	213	162,549 *
	Datadog Inc., Class A Shares	585	152,311 *
	Descartes Systems Group Inc.	243	16,825 *
	Figma Inc., Class A Shares	107	1,936 *
	Fortinet Inc.	202	31,031 *
	Gitlab Inc., Class A Shares	214	6,533 *
	Guidewire Software Inc.	65	7,998 *
	JFrog Ltd.	1,406	127,777 *
	Microsoft Corp.	353	131,676
	Monday.com Ltd.	166	12,017 *
	Nebius Group NV	335	92,517 *
	Oracle Corp.	667	97,749
	Palantir Technologies Inc., Class A Shares	599	69,885 *
	Palo Alto Networks Inc.	493	168,123 *
	Qualys Inc.	86	11,824 *
	Rubrik Inc., Class A Shares	197	15,815 *
	Salesforce Inc.	101	15,823
	Samsara Inc., Class A Shares	297	9,632 *
	SAP SE, ADR	51	7,860
	SentinelOne Inc., Class A Shares	1,341	22,757 *
	ServiceNow Inc.	301	29,883 *
	ServiceTitan Inc., Class A Shares	258	18,243 *
	Trend Micro Inc.	675	24,844
	Unity Software Inc.	925	26,437 *
	Zscaler Inc.	228	32,182 *
Total Software			1,557,566
Technology Hardware, Storage & Peripherals — 3.7%
	Sandisk Corp.	36	81,854 *
	Western Digital Corp.	89	56,846
Total Technology Hardware, Storage & Peripherals			138,700

Total Information Technology			2,712,682
Real Estate — 2.9%
Specialized REITs — 2.9%
	Crown Castle Inc.	448	33,927
	Equinix Inc.	38	39,611
	SBA Communications Corp.	199	35,115

Total Real Estate			108,653
Total Investments before Short-Term Investments (Cost — $2,846,311)			3,705,956
	Rate
Short-Term Investments — 0.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $32,265)	3.545%	32,265	32,265 (a)(b)
Total Investments — 99.8% (Cost — $2,878,576)			3,738,221
Other Assets in Excess of Liabilities — 0.2%			6,377
Total Net Assets — 100.0%			$3,744,598

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Exponential Data ETF
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $32,265 and the cost was $32,265 (Note 3).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Focused Dynamic Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 12.4%
Entertainment — 0.5%
Netflix Inc.	24,361	$1,739,376 *
Interactive Media & Services — 11.9%
Alphabet Inc., Class A Shares	74,146	26,497,556
Meta Platforms Inc., Class A Shares	18,587	10,469,871
Total Interactive Media & Services		36,967,427

Total Communication Services		38,706,803
Consumer Discretionary — 11.6%
Automobiles — 2.5%
Tesla Inc.	18,521	7,789,933 *
Broadline Retail — 8.7%
Amazon.com Inc.	107,971	25,733,808 *
MercadoLibre Inc.	821	1,393,557 *
Total Broadline Retail		27,127,365
Specialty Retail — 0.4%
Carvana Co.	19,786	1,302,314 *

Total Consumer Discretionary		36,219,612
Energy — 0.7%
Energy Equipment & Services — 0.7%
TechnipFMC PLC	34,005	2,254,531

Financials — 2.5%
Financial Services — 2.5%
Mastercard Inc., Class A Shares	15,150	7,781,040

Health Care — 6.2%
Biotechnology — 2.5%
Ascendis Pharma A/S	13,117	3,498,566 *
Natera Inc.	16,061	4,359,759 *
Total Biotechnology		7,858,325
Health Care Equipment & Supplies — 0.7%
Intuitive Surgical Inc.	5,139	2,043,677 *
Pharmaceuticals — 3.0%
Eli Lilly & Co.	5,623	6,744,395
Jazz Pharmaceuticals PLC	10,574	2,548,017 *
Total Pharmaceuticals		9,292,412

Total Health Care		19,194,414
Industrials — 6.5%
Aerospace & Defense — 1.0%
Elbit Systems Ltd.	1,422	1,078,900
Rocket Lab Corp.	18,323	1,862,533 *
Total Aerospace & Defense		2,941,433
Construction & Engineering — 1.5%
Quanta Services Inc.	6,594	4,747,944
Electrical Equipment — 4.0%
Bloom Energy Corp., Class A Shares	24,299	7,355,307 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Focused Dynamic Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
GE Vernova Inc.	4,378	$5,143,537
Total Electrical Equipment		12,498,844

Total Industrials		20,188,221
Information Technology — 59.4%
Communications Equipment — 2.6%
Arista Networks Inc.	22,592	3,837,929 *
Lumentum Holdings Inc.	4,900	4,204,494 *
Total Communications Equipment		8,042,423
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries Inc.	8,496	3,167,903
Amphenol Corp., Class A Shares	19,509	3,439,827
Celestica Inc.	21,495	7,841,376 *
Total Electronic Equipment, Instruments & Components		14,449,106
IT Services — 2.6%
Cloudflare Inc., Class A Shares	19,933	4,889,167 *
Shopify Inc., Class A Shares	27,818	3,176,259 *
Total IT Services		8,065,426
Semiconductors & Semiconductor Equipment — 32.0%
Advanced Micro Devices Inc.	11,674	6,781,543 *
ASML Holding NV, Registered Shares	4,006	7,969,697
Broadcom Inc.	34,706	13,110,191
KLA Corp.	34,277	10,341,714
Lam Research Corp.	16,361	7,089,712
Monolithic Power Systems Inc.	2,104	2,908,485
NVIDIA Corp.	155,228	31,059,571
SK hynix Inc.	3,898	6,667,334
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,816	13,761,657
Total Semiconductors & Semiconductor Equipment		99,689,904
Software — 7.4%
AppLovin Corp., Class A Shares	6,501	3,349,510 *
Cadence Design Systems Inc.	7,520	2,822,406 *
Microsoft Corp.	42,515	15,858,945
Palantir Technologies Inc., Class A Shares	10,141	1,183,151 *
Total Software		23,214,012
Technology Hardware, Storage & Peripherals — 10.2%
Apple Inc.	52,707	15,251,298
Sandisk Corp.	7,299	16,595,955 *
Total Technology Hardware, Storage & Peripherals		31,847,253

Total Information Technology		185,308,124
Total Investments before Short-Term Investments (Cost — $231,861,519)		309,652,745
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Focused Dynamic Growth ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,151,729)	3.545%	2,151,729	$2,151,729 (a)(b)
Total Investments — 100.0% (Cost — $234,013,248)			311,804,474
Liabilities in Excess of Other Assets — (0.0)%††			(93,935)
Total Net Assets — 100.0%			$311,710,539

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $2,151,729 and the cost was $2,151,729 (Note 3).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.9%
Health Care — 94.6%
Biotechnology — 56.0%
Alnylam Pharmaceuticals Inc.	1,816	$546,670 *
AnaptysBio Inc.	4,290	289,575 *
Arcutis Biotherapeutics Inc.	4,422	115,945 *
Argenx SE	494	458,271 *
Beam Therapeutics Inc.	7,577	260,043 *
BeOne Medicines Ltd., ADR	225	64,118 *
BioNTech SE, ADR	4,156	386,716 *
Bridgebio Pharma Inc.	13,129	977,848 *
CareDx Inc.	8,000	228,000 *
Catalyst Pharmaceuticals Inc.	6,865	215,767 *
CRISPR Therapeutics AG	5,030	274,336 *
First Tracks Biotherapeutics Inc.	2,775	55,833 *
GRAIL Inc.	4,456	304,211 *
Insmed Inc.	6,388	681,089 *
Ionis Pharmaceuticals Inc.	6,739	534,335 *
Kiniksa Pharmaceuticals International PLC	1,479	94,582 *
Krystal Biotech Inc.	4,757	1,768,034 *
Natera Inc.	7,679	2,084,465 *
Neurocrine Biosciences Inc.	3,058	515,380 *
Neurogene Inc.	1,981	62,302 *
Praxis Precision Medicines Inc.	718	240,379 *
PTC Therapeutics Inc.	5,009	408,584 *
Recursion Pharmaceuticals Inc., Class A Shares	5,507	20,211 *
Regeneron Pharmaceuticals Inc.	805	501,950
Rhythm Pharmaceuticals Inc.	1,048	116,359 *
Samsung Episholdings Co. Ltd.	376	104,357 *
Stoke Therapeutics Inc.	11,349	371,339 *
TG Therapeutics Inc.	1,253	68,840 *
Travere Therapeutics Inc.	12,753	724,498 *
Twist Bioscience Corp.	7,736	795,880 *
Ultragenyx Pharmaceutical Inc.	5,131	171,324 *
United Therapeutics Corp.	1,809	980,170 *
Veracyte Inc.	7,819	459,210 *
Vertex Pharmaceuticals Inc.	1,545	767,448 *
Total Biotechnology		15,648,069
Health Care Equipment & Supplies — 0.0%††
OmniAb Inc., $12.50 EARNOUT	240	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	240	0 *(a)(b)(c)(d)
Total Health Care Equipment & Supplies		0
Health Care Providers & Services — 9.9%
GeneDx Holdings Corp.	575	39,474 *
Guardant Health Inc.	16,927	2,539,558 *
Hinge Health Inc., Class A Shares	2,349	194,967 *
Total Health Care Providers & Services		2,773,999
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value
Life Sciences Tools & Services — 16.0%
	Adaptive Biotechnologies Corp.	51,956	$1,114,456 *
	Agilent Technologies Inc.	1,223	162,451
	Bio-Rad Laboratories Inc., Class A Shares	243	71,347 *
	Charles River Laboratories International Inc.	1,556	352,885 *
	Danaher Corp.	842	160,384
	IQVIA Holdings Inc.	1,082	209,064 *
	Medpace Holdings Inc.	1,133	600,026 *
	QIAGEN NV	3,419	133,683
	Repligen Corp.	2,009	274,108 *
	Samsung Biologics Co. Ltd.	702	630,273 *(e)
	Tempus AI Inc., Class A Shares	9,397	544,368 *
	Thermo Fisher Scientific Inc.	421	211,073
Total Life Sciences Tools & Services			4,464,118
Pharmaceuticals — 12.7%
	AstraZeneca PLC	3,979	754,498
	Axsome Therapeutics Inc.	936	229,105 *
	Bristol-Myers Squibb Co.	1,196	68,913
	Eli Lilly & Co.	688	825,208
	Jazz Pharmaceuticals PLC	905	218,078 *
	Ligand Pharmaceuticals Inc.	4,085	1,291,228 *
	Liquidia Corp.	871	69,445 *
	Tarsus Pharmaceuticals Inc.	1,136	71,500 *
	WaVe Life Sciences Ltd.	4,813	27,963 *
Total Pharmaceuticals			3,555,938

Total Health Care			26,442,124
Information Technology — 1.0%
Software — 1.0%
	Cadence Design Systems Inc.	725	272,107 *

Materials — 2.3%
Chemicals — 2.3%
	Corteva Inc.	7,435	629,670

Total Common Stocks (Cost — $19,251,141)			27,343,901
	Rate
Preferred Stocks — 0.8%
Health Care — 0.8%
Life Sciences Tools & Services — 0.8%
Sartorius AG (Cost — $232,005)	0.322%	905	237,564 (f)
Total Investments — 98.7% (Cost — $19,483,146)			27,581,465
Other Assets in Excess of Liabilities — 1.3%			355,082
Total Net Assets — 100.0%			$27,936,547

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Genomic Advancements ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 4).
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The rate shown represents the yield as of June 30, 2026.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 95.6%
Communication Services — 12.5%
Diversified Telecommunication Services — 2.6%
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	$120,000	$118,163 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	5,652,959	5,742,762 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	3,350,000	3,327,467 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	6,750,000	6,081,740 (a)
PR RNO Property Owner 1 LLC, Senior Secured Notes	6.500%	5/1/31	5,145,000	5,141,126 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	6,150,000	6,463,422 (a)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	4,010,000	4,023,056 (a)
Total Diversified Telecommunication Services				30,897,736
Entertainment — 2.4%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	8,250,000	8,462,569 (a)
Discovery Global Holdings Inc., Senior Notes	4.054%	3/15/29	2,350,000	2,328,051
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	2,875,000	2,109,733
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	6,800,000	6,779,464 (a)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	4,550,000	4,831,745 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	3,500,000	3,663,280 (a)
Total Entertainment				28,174,842
Media — 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	1,300,000	1,272,428 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	6,000,000	5,581,248 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	8,120,000	7,969,909 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	6,690,000	5,669,838 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	3,600,000	3,752,539 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	1,650,000	1,738,481 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	6,800,000	6,929,153 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	1,000,000	1,016,776 (a)
EW Scripps Co., Secured Notes	9.875%	8/15/30	5,925,000	5,190,915 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	3,075,000	2,970,542 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	3,050,000	2,048,685 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	4,500,000	4,576,883 (a)
Paramount Global, Senior Notes	4.375%	3/15/43	1,500,000	968,929
Paramount Global, Senior Notes	5.850%	9/1/43	5,000,000	3,746,221
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	4,000,000	4,113,664 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	935,000	950,759 (a)
Univision Communications Inc., Senior Secured Notes	8.875%	4/15/33	4,820,000	4,748,200 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	8,220,000	7,874,892 (a)
Total Media				71,120,062
Wireless Telecommunication Services — 1.5%
Block Communications Inc., Senior Secured Notes	10.250%	3/1/31	4,625,000	4,233,998 (a)
Edged Compute LLC, Senior Secured Notes	7.500%	4/30/31	7,620,000	7,432,414 (a)
Iliad Holding SAS, Senior Secured Notes	7.000%	4/15/32	3,150,000	3,214,282 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	$2,190,000	$2,287,584 (a)
Total Wireless Telecommunication Services				17,168,278

Total Communication Services				147,360,918
Consumer Discretionary — 15.1%
Automobile Components — 2.5%
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	5,570,000	5,692,122 (a)
Dexko Global Inc., Senior Notes	7.500%	4/15/32	9,997,000	8,257,496 (a)
Forvia SE, Senior Notes	6.750%	9/15/33	7,270,000	7,271,478 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.375% Cash or 8.125% PIK)	7.375%	5/15/33	3,235,000	3,365,552 (a)(b)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	2,100,000	2,175,218 (a)(b)
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	2,750,000	2,866,660 (a)(b)
Total Automobile Components				29,628,526
Automobiles — 0.3%
Nissan Motor Co. Ltd., Senior Notes	8.125%	7/17/35	3,035,000	3,215,463 (a)
Diversified Consumer Services — 0.2%
Grand Canyon University, Secured Notes	5.125%	10/1/28	2,450,000	2,419,571
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	6.125%	6/15/29	6,400,000	6,499,328 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	3,231,000	3,321,437 (a)
Carnival Corp. Ltd., Senior Notes	6.650%	1/15/28	100,000	102,102
Carnival Corp. Ltd., Senior Notes	5.750%	3/15/30	4,190,000	4,243,686 (a)
Carnival Corp. Ltd., Senior Notes	5.875%	6/15/31	1,500,000	1,527,801 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	8/1/32	3,710,000	3,750,875 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	5,600,000	5,495,819 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	4,200,000	4,086,140 (a)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	3,375,000	3,379,279 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	7,600,000	7,632,239 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	8,150,000	8,495,038 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,550,000	1,618,282 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	3,400,000	3,394,752 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	1,395,000	1,355,609 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	7,200,000	7,294,075 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,500,000	1,513,038 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	4,000,000	4,057,533 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,950,000	2,961,449 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,200,000	1,258,014 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	2,740,000	2,745,634 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	4,000,000	4,229,422 (a)
Total Hotels, Restaurants & Leisure				78,961,552
Household Durables — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	4.625%	4/1/30	900,000	854,624 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — continued
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	$5,225,000	$5,185,309 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	1,000,000	1,023,300 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.000%	4/1/31	3,740,000	3,861,651 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.375%	10/1/33	2,660,000	2,735,512 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.750%	1/15/34	6,450,000	6,475,213 (a)
Whirlpool Corp., Senior Notes	4.500%	6/1/46	440,000	262,408
Whirlpool Corp., Senior Secured Notes	7.500%	7/1/31	2,295,000	2,328,158 (a)
Whirlpool Corp., Senior Secured Notes	7.875%	7/1/34	3,570,000	3,593,569 (a)
Total Household Durables				26,319,744
Leisure Products — 0.7%
A&K Travel Group Holdings Ltd., Senior Notes	7.500%	5/15/33	8,485,000	8,570,913 (a)
Specialty Retail — 1.6%
PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes	7.500%	9/15/32	9,840,000	9,849,230 (a)
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	3,750,000	3,872,869 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	3,000,000	3,155,748 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	2,780,000	2,857,067 (a)
Total Specialty Retail				19,734,914
Textiles, Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	9,063,482	10,295,980 (a)(b)

Total Consumer Discretionary				179,146,663
Consumer Staples — 3.2%
Consumer Staples Distribution & Retail — 1.1%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	9,645,000	9,464,516 (a)
US Foods Inc., Senior Notes	5.750%	4/15/33	3,400,000	3,406,450 (a)
Total Consumer Staples Distribution & Retail				12,870,966
Food Products — 1.3%
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	1,775,000	1,832,556 (a)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	6.375%	4/15/34	3,670,000	3,727,087 (a)
Industrial F&B Investments III Inc., Senior Secured Notes	7.750%	2/11/33	9,900,000	10,096,061 (a)
Total Food Products				15,655,704
Personal Care Products — 0.8%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	8,845,000	9,028,100 (a)

Total Consumer Staples				37,554,770
Energy — 13.1%
Energy Equipment & Services — 3.9%
Archrock Partners LP/Archrock Partners Finance Corp., Senior Notes	6.625%	9/1/32	500,000	510,216 (a)
Archrock Services LP/Archrock Partners Finance Corp., Senior Notes	6.000%	2/1/34	10,615,000	10,557,734 (a)
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	8.750%	1/15/32	2,345,000	2,291,929 (a)
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	9.000%	1/15/34	2,880,000	2,787,203 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	3,185,000	3,194,870 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	2,470,000	2,505,143 (a)
Nabors Industries Inc., Senior Notes	9.125%	1/31/30	2,600,000	2,718,661 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	385,000	395,545 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	2,235,000	2,271,478 (a)(c)
Transocean International Ltd., Senior Notes	8.250%	5/15/29	1,800,000	1,859,603 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy Equipment & Services — continued
Transocean International Ltd., Senior Notes	8.500%	5/15/31	$490,000	$508,994 (a)
Transocean International Ltd., Senior Notes	7.875%	10/15/32	2,545,000	2,658,164 (a)
Transocean International Ltd., Senior Notes	6.800%	3/15/38	3,750,000	3,480,733
Transocean International Ltd., Senior Secured Notes	8.750%	2/15/30	2,485,000	2,583,846 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	7,235,000	7,385,854 (a)
Total Energy Equipment & Services				45,709,973
Oil, Gas & Consumable Fuels — 9.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	2/15/31	7,170,000	7,585,738 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	1,400,000	1,421,000 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	4,800,000	4,378,723 (a)
Crescent Energy Finance LLC, Senior Notes	7.875%	4/15/32	2,300,000	2,330,291 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	4,425,000	4,400,853 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	4,670,000	4,812,972 (a)
Hess Midstream Operations LP, Senior Notes	6.500%	6/1/29	5,420,000	5,533,782 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	2,850,000	2,806,089 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	2/1/31	4,225,000	4,094,897 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.875%	5/15/34	4,850,000	4,722,217 (a)
Kinetik Holdings LP, Senior Notes	6.625%	12/15/28	4,300,000	4,373,177 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	5,850,000	5,886,656 (a)
Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes	11.500%	2/15/28	6,060,000	6,109,583 (a)
Murphy Oil Corp., Senior Notes	6.000%	10/1/32	2,725,000	2,715,472
Murphy Oil Corp., Senior Notes	6.500%	2/15/34	7,910,000	7,840,673
Neo Next+ Energy Consolidated Holdings Ltd., Senior Notes	6.625%	6/11/31	4,400,000	4,334,701 (d)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	2,300,000	2,330,542 (a)
Sunoco LP, Senior Notes	5.375%	7/15/31	3,585,000	3,538,051 (a)
Sunoco LP, Senior Notes	5.625%	7/15/34	3,335,000	3,256,893 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	2,800,000	2,672,284 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	3,800,000	3,569,094 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	1,435,000	1,451,313 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	6,470,000	6,966,967 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	2,600,000	2,707,388 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	310,000	317,328 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	1,250,000	1,372,441 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	1,365,000	1,422,933 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	210,000	218,878 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,000,000	2,243,894 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	3,765,000	3,993,841 (a)
Total Oil, Gas & Consumable Fuels				109,408,671

Total Energy				155,118,644
Financials — 11.6%
Capital Markets — 2.0%
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	5,780,000	6,015,665 (a)
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	7,850,000	7,884,838 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	$2,920,000	$3,005,007 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	5,900,000	6,198,399 (a)
Total Capital Markets				23,103,909
Consumer Finance — 2.9%
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	4,710,000	5,005,218 (a)
Encore Capital Group Inc., Senior Secured Notes	6.625%	6/1/32	8,685,000	8,703,343 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	3,000,000	2,950,946 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	5,250,000	5,401,389 (a)
FirstCash Inc., Senior Notes	6.125%	5/1/34	2,180,000	2,171,114 (a)
OneMain Finance Corp., Senior Notes	6.625%	5/15/29	1,400,000	1,429,273
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	1,200,000	1,179,465
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	800,000	816,856
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	2,435,000	2,398,028
PRA Group Inc., Senior Notes	5.000%	10/1/29	1,500,000	1,418,327 (a)
PRA Group Inc., Senior Notes	8.875%	1/31/30	900,000	929,456 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	2,100,000	2,048,193 (a)
Total Consumer Finance				34,451,608
Financial Services — 5.1%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	3,730,000	3,681,070 (a)
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.750%	12/1/32	2,800,000	2,705,903 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	5,750,000	5,962,951 (a)
Freedom Mortgage Holdings LLC, Senior Notes	6.875%	5/1/31	1,700,000	1,651,155 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,475,000	1,501,442 (a)
Freedom Mortgage Holdings LLC, Senior Notes	7.875%	4/1/33	1,185,000	1,156,625 (a)
Global Net Lease Inc./Global Net Lease Operating Partnership LP, Senior Notes	3.750%	12/15/27	3,730,000	3,653,028 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,900,000	1,853,153 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	3,500,000	3,502,356 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	5,150,000	5,298,895 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	4,425,000	4,638,360 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	5,850,000	6,154,551 (a)
Pebblebrook Hotel LP/PEB Finance Corp., Senior Notes	6.375%	10/15/29	1,015,000	1,032,930 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	7,000,000	6,857,362 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/31	1,490,000	1,522,850 (a)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	3,890,000	3,994,756 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	5,410,000	5,064,868 (a)
Total Financial Services				60,232,255
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	1,900,000	1,787,912 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	2,000,000	1,987,614 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	1,900,000	1,931,869 (a)
Asurion LLC/Asurion Co-Issuer Inc., Secured Notes	8.375%	2/1/34	3,040,000	2,816,299 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	4,220,000	4,255,328 (a)
Total Insurance				12,779,022
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust Inc., Senior Notes	6.125%	6/1/31	$6,400,000	$6,437,997 (a)

Total Financials				137,004,791
Health Care — 6.4%
Biotechnology — 2.0%
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	6,950,000	7,250,644 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	3,480,000	3,548,427 (a)
Grifols SA, Senior Notes	4.750%	10/15/28	2,800,000	2,745,810 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	9,750,000	9,629,122 (a)
Total Biotechnology				23,174,003
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	4,800,000	4,938,000 (a)
Health Care Providers & Services — 2.9%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,000,000	984,386 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	4,100,000	4,061,788 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,140,000	3,385,520 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	8,130,000	8,425,812 (a)
DaVita Inc., Senior Notes	4.625%	6/1/30	11,400,000	11,050,842 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	850,000	853,867
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	1,775,000	1,791,797 (a)
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	2,245,000	2,264,257
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	1,400,000	1,434,868
Total Health Care Providers & Services				34,253,137
Health Care Technology — 0.1%
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	180,055	150,341 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	1,555,974	938,068 (a)(b)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	289,523	286,865 (a)(b)
Total Health Care Technology				1,375,274
Life Sciences Tools & Services — 0.7%
IQVIA Inc., Senior Notes	6.250%	6/1/32	7,775,000	7,914,393 (a)
Pharmaceuticals — 0.3%
Endo Finance Holdings LP, Senior Secured Notes	8.500%	4/15/31	3,000,000	3,155,130 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	500,000	564,029
Total Pharmaceuticals				3,719,159

Total Health Care				75,373,966
Industrials — 10.8%
Aerospace & Defense — 2.5%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	250,000	255,615 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	5,050,000	5,179,270 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	7,900,000	8,187,410 (a)
Efesto Bidco SpA Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	9,500,000	9,515,381 (a)
TransDigm Inc., Senior Notes	4.875%	5/1/29	200,000	197,219
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	5,515,000	5,660,728 (a)
Total Aerospace & Defense				28,995,623
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.3%
Emerald Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	$1,800,000	$1,842,451 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,650,000	1,685,734 (a)
Total Building Products				3,528,185
Commercial Services & Supplies — 3.2%
Neptune Bidco US Inc., Senior Secured Notes	9.290%	4/15/29	2,500,000	2,551,532 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	7,110,000	7,197,503 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	7,525,000	7,809,415 (a)
Veritiv Operating Co., Senior Secured Notes	10.500%	11/30/30	5,175,000	5,299,117 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	6,875,000	7,052,313 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	7,250,000	7,437,188 (a)
Total Commercial Services & Supplies				37,347,068
Construction & Engineering — 0.7%
Arcosa Inc., Senior Notes	4.375%	4/15/29	4,950,000	4,872,108 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	3,815,000	3,982,677 (a)
Total Construction & Engineering				8,854,785
Electrical Equipment — 0.9%
Gates Corp., Senior Notes	6.875%	7/1/29	3,710,000	3,799,144 (a)
WESCO Distribution Inc., Senior Notes	5.250%	4/15/31	2,695,000	2,674,082 (a)
WESCO Distribution Inc., Senior Notes	6.375%	3/15/33	4,610,000	4,733,234 (a)
Total Electrical Equipment				11,206,460
Ground Transportation — 1.2%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	7,410,000	7,613,523 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	6,050,000	6,278,884 (a)
Total Ground Transportation				13,892,407
Machinery — 0.9%
ATS Corp., Senior Notes	4.125%	12/15/28	3,750,000	3,659,573 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	3,075,000	3,123,803 (a)
Esab Corp., Senior Notes	5.625%	4/1/31	3,655,000	3,668,104 (a)
Total Machinery				10,451,480
Professional Services — 0.1%
CACI International Inc., Senior Notes	6.375%	6/15/33	1,500,000	1,522,230 (a)
Trading Companies & Distributors — 1.0%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	5,015,000	5,122,136 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	5,285,000	5,504,248 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	750,000	737,841 (a)(c)
Total Trading Companies & Distributors				11,364,225

Total Industrials				127,162,463
Information Technology — 6.6%
Communications Equipment — 1.3%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	8,125,000	8,559,639 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	6,370,000	6,440,775 (a)
Total Communications Equipment				15,000,414
Electronic Equipment, Instruments & Components — 0.5%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	6,055,000	5,852,703 (a)
IT Services — 1.6%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	6,480,000	6,507,883 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

IT Services — continued
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	$2,100,000	$2,098,321 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	9,105,000	9,827,521 (a)
Total IT Services				18,433,725
Semiconductors & Semiconductor Equipment — 0.6%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	4,195,000	4,273,388 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	2,605,000	2,622,130 (a)
Total Semiconductors & Semiconductor Equipment				6,895,518
Software — 1.0%
Gen Digital Inc., Senior Notes	6.250%	4/1/33	8,390,000	8,275,047 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	4,900,000	4,167,778 (a)
Total Software				12,442,825
Technology Hardware, Storage & Peripherals — 1.6%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	5,340,000	5,415,107 (a)
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	9,450,000	9,618,966 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	3,900,000	3,971,651
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.750%	12/1/34	320,000	325,436 (a)
Total Technology Hardware, Storage & Peripherals				19,331,160

Total Information Technology				77,956,345
Materials — 7.8%
Chemicals — 2.1%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	7,060,000	6,799,027 (a)
Avient Corp., Senior Notes	6.250%	11/1/31	3,700,000	3,751,696 (a)
Calderys Financing LLC, Senior Secured Notes	11.250%	6/1/28	1,200,000	1,244,443 (a)
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	6,300,000	4,592,829 (e)
GPD Cos. Inc., Senior Secured Notes (10.125% to 12.500% Cash and up to 2.375% PIK)	12.500%	12/31/29	1,680,609	1,149,537 (a)(b)
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	7,196,000	7,684,134 (a)
Total Chemicals				25,221,666
Containers & Packaging — 1.7%
Canpack Group Inc./CANPACK SA, Senior Notes	6.000%	5/15/31	5,675,000	5,711,093 (a)
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	8,900,000	8,645,016 (a)
Toucan FinCo Ltd./Toucan FinCo Can Inc./Toucan FinCo US LLC, Senior Secured Notes	9.500%	5/15/30	6,100,000	5,755,862 (a)
Total Containers & Packaging				20,111,971
Metals & Mining — 3.5%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	3,135,000	3,114,138 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	6,945,000	6,940,871 (a)
Commercial Metals Co., Senior Notes	5.750%	11/15/33	1,515,000	1,506,876 (a)
Commercial Metals Co., Senior Notes	6.000%	12/15/35	5,950,000	5,937,780 (a)
Constellium SE, Senior Notes	3.750%	4/15/29	2,000,000	1,924,556 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	2,800,000	2,855,317 (a)
Mineral Resources Ltd., Senior Notes	7.000%	4/1/31	5,900,000	6,111,402 (a)
Mineral Resources Ltd., Senior Notes	6.000%	5/1/32	2,335,000	2,311,387 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	4,350,000	4,210,179 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Metals & Mining — continued
Novelis Corp., Senior Notes	6.875%	1/30/30	$2,750,000	$2,821,181 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	3,275,000	3,300,935 (a)
Total Metals & Mining				41,034,622
Paper & Forest Products — 0.5%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	6,600,000	6,165,842 (a)

Total Materials				92,534,101
Real Estate — 3.9%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	4,950,000	5,071,226 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,400,000	2,332,275 (a)
Total Diversified REITs				7,403,501
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	2,400,000	2,453,626 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	2,950,000	3,020,148 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	1,650,000	1,693,949 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	5.750%	3/15/34	1,390,000	1,377,911 (a)
Total Hotel & Resort REITs				8,545,634
Real Estate Management & Development — 0.2%
Forestar Group Inc., Senior Notes	6.500%	3/15/33	1,630,000	1,656,562 (a)
Specialized REITs — 2.4%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	3,200,000	3,262,304 (a)
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	5,670,000	5,608,185 (a)
Iron Mountain Inc., Senior Notes	6.250%	1/15/35	2,005,000	2,015,321 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	6,695,000	6,790,069 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	3,030,000	3,059,109 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	1,545,000	1,499,399 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	6,285,000	6,198,383 (a)
Total Specialized REITs				28,432,770

Total Real Estate				46,038,467
Utilities — 4.6%
Electric Utilities — 3.3%
Leeward Renewable Energy Operations LLC, Senior Notes	4.250%	7/1/29	9,830,000	9,393,127 (a)
NRG Energy Inc., Senior Notes	5.750%	7/15/29	2,600,000	2,603,947 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	5,485,000	5,470,625 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	2,870,000	2,872,563 (a)
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	5,700,000	5,695,199 (a)
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	3,200,000	3,181,894 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	2,190,000	2,208,751 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	7,350,000	7,692,988 (a)
Total Electric Utilities				39,119,094
Independent Power and Renewable Electricity Producers — 1.3%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	7,590,000	7,612,808 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — continued
Clearway Energy Operating LLC, Senior Notes	5.750%	1/15/34	$7,875,000	$7,726,538 (a)
Total Independent Power and Renewable Electricity Producers				15,339,346

Total Utilities				54,458,440
Total Corporate Bonds & Notes (Cost — $1,129,492,267)				1,129,709,568
			Shares
Convertible Preferred Stocks — 0.5%
Communication Services — 0.3%
Interactive Media & Services — 0.3%
Alphabet Inc., Non Voting Shares	6.250%		39,475	2,008,883
Alphabet Inc., Non Voting Shares	6.250%		39,475	1,985,592

Total Communication Services				3,994,475
Industrials — 0.1%
Aerospace & Defense — 0.1%
Boeing Co.	6.000%		11,000	740,300

Information Technology — 0.1%
Software — 0.1%
Oracle Corp., Non Voting Shares	6.500%		26,786	1,204,031

Total Convertible Preferred Stocks (Cost — $5,836,800)				5,938,806
		Maturity Date	Face Amount
Municipal Bonds — 0.2%
Arizona — 0.2%
Maricopa County, AZ, IDA Education Revenue, Grand Canyon University Project (Cost — $1,551,806)	7.375%	10/1/29	$1,545,000	1,613,914 (a)

Convertible Bonds & Notes — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Crescent Energy Co., Senior Notes (Cost — $1,465,000)	2.750%	3/15/31	1,465,000	1,444,490 (a)

Senior Loans — 0.1%
Communication Services — 0.0%††
Media — 0.0%††
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	60,196	12,611 (b)(f)(g)

Health Care — 0.1%
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.394%	2/15/29	1,031,698	1,030,837 (e)(f)(g)

Materials — 0.0%††
Chemicals — 0.0%††
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.181%	3/15/30	280,587	261,998 (e)(f)(g)

Total Senior Loans (Cost — $1,366,775)				1,305,446
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Financials — 0.0%††
Financial Services — 0.0%††
DSG TOPCO Inc.			442	$165 (h)(i)

Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Keenova Therapeutics PLC			1,445	142,092 *
Par Health Inc.			1,445	9,980 *

Total Health Care				152,072
Total Common Stocks (Cost — $145,603)				152,237
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France SA (Cost — $0)		—	501	8,014 *
Total Investments before Short-Term Investments (Cost — $1,139,858,251)				1,140,172,475
	Rate		Shares
Short-Term Investments — 2.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $25,060,596)	3.545%		25,060,596	25,060,596 (j)(k)
Total Investments — 98.6% (Cost — $1,164,918,847)				1,165,233,071
Other Assets in Excess of Liabilities — 1.4%				16,804,254
Total Net Assets — 100.0%				$1,182,037,325

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $25,060,596 and the cost was $25,060,596 (Note 3).

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin High Yield Corporate ETF
Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
IDA	—	Industrial Development Authority
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 52.8%
Communication Services — 2.3%
Diversified Telecommunication Services — 2.3%
Verizon Communications Inc.	67,490	$2,857,527

Consumer Discretionary — 2.7%
Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	5,702	1,541,308
Specialty Retail — 1.5%
Home Depot Inc.	3,409	1,202,286
Lowe’s Cos. Inc.	2,861	630,822
Total Specialty Retail		1,833,108

Total Consumer Discretionary		3,374,416
Consumer Staples — 9.3%
Beverages — 4.0%
Coca-Cola Co.	23,161	1,882,295
PepsiCo Inc.	23,953	3,243,236
Total Beverages		5,125,531
Food Products — 1.1%
Nestle SA, ADR	13,346	1,370,501
Household Products — 2.6%
Procter & Gamble Co.	22,159	3,249,396
Tobacco — 1.6%
Philip Morris International Inc.	11,130	2,013,528

Total Consumer Staples		11,758,956
Energy — 4.9%
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	21,439	3,553,729
Exxon Mobil Corp.	7,717	1,055,068
TotalEnergies SE	20,690	1,608,854

Total Energy		6,217,651
Financials — 7.5%
Banks — 5.5%
Bank of America Corp.	23,804	1,356,352
Fifth Third Bancorp	13,726	773,735
JPMorgan Chase & Co.	6,711	2,196,712
PNC Financial Services Group Inc.	2,740	674,643
US Bancorp	25,034	1,512,053
Wells Fargo & Co.	5,472	452,206
Total Banks		6,965,701
Capital Markets — 2.0%
Blackrock Inc.	1,211	1,164,449
Charles Schwab Corp.	6,513	600,955
Morgan Stanley	3,236	676,453
Total Capital Markets		2,441,857

Total Financials		9,407,558
Health Care — 5.4%
Biotechnology — 0.5%
Gilead Sciences Inc.	5,136	648,882
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	14,378	$1,304,660
Medtronic PLC	12,000	938,760
Total Health Care Equipment & Supplies		2,243,420
Pharmaceuticals — 3.1%
AstraZeneca PLC	4,314	818,021
Johnson & Johnson	5,529	1,404,200
Merck & Co. Inc.	4,204	540,214
Pfizer Inc.	49,746	1,197,883
Total Pharmaceuticals		3,960,318

Total Health Care		6,852,620
Industrials — 8.5%
Aerospace & Defense — 3.5%
Honeywell Aerospace Inc.	2,619	579,009 *
Lockheed Martin Corp.	5,418	2,760,254
RTX Corp.	5,724	1,086,014
Total Aerospace & Defense		4,425,277
Air Freight & Logistics — 1.0%
United Parcel Service Inc., Class B Shares	12,128	1,303,760
Building Products — 1.8%
Carrier Global Corp.	17,716	1,299,469
Johnson Controls International PLC	6,866	1,003,191
Total Building Products		2,302,660
Ground Transportation — 1.7%
Union Pacific Corp.	7,662	2,084,064
Industrial Conglomerates — 0.5%
Honeywell International Inc.	2,619	586,394

Total Industrials		10,702,155
Information Technology — 4.0%
IT Services — 1.6%
International Business Machines Corp.	5,426	1,525,845
Snowflake Inc.	2,216	563,972 *
Total IT Services		2,089,817
Semiconductors & Semiconductor Equipment — 1.6%
Texas Instruments Inc.	6,635	1,977,694
Software — 0.5%
Palo Alto Networks Inc.	1,901	648,279 *
Technology Hardware, Storage & Peripherals — 0.3%
Dell Technologies Inc., Class C Shares	838	361,563

Total Information Technology		5,077,353
Materials — 2.7%
Chemicals — 1.6%
Air Products & Chemicals Inc.	6,836	2,004,179
Metals & Mining — 1.1%
Freeport-McMoRan Inc.	10,062	632,799
Rio Tinto PLC, ADR	8,544	811,082
Total Metals & Mining		1,443,881

Total Materials		3,448,060
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Utilities — 5.5%
Electric Utilities — 4.0%
Duke Energy Corp.			13,435	$1,700,602
Southern Co.			34,948	3,344,873
Total Electric Utilities				5,045,475
Multi-Utilities — 1.5%
Dominion Energy Inc.			10,855	741,288
Sempra			13,066	1,211,349
Total Multi-Utilities				1,952,637

Total Utilities				6,998,112
Total Common Stocks (Cost — $60,639,083)				66,694,408
	Rate	Maturity Date
Equity-Linked Securities — 35.7%
Other — 35.7%
Barclays Bank PLC into AbbVie Inc.	8.500%	12/16/26	5,000	1,195,363 (a)
Barclays Bank PLC into Analog Devices Inc.	9.000%	1/8/27	4,200	1,314,075 (a)
Barclays Bank PLC into Microsoft Corp.	9.000%	6/15/27	2,000	796,885 (a)
Barclays Bank PLC into Nike Inc.	10.000%	2/12/27	15,000	669,483 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	45,000	2,207,070 (a)
BNP Paribas Issuance BV into Nextera Energy Inc.	8.000%	2/10/27	20,000	1,766,547 (a)
BNP Paribas Issuance BV into Salesforce Inc.	10.000%	3/29/27	2,500	411,068 (a)
BNP Paribas Issuance BV into The Boeing Co.	9.000%	1/8/27	4,500	983,794 (a)
BNP Paribas Issuance BV into Wells Fargo & Co.	8.000%	7/14/27	10,000	832,340 (b)(c)
Citigroup Global Markets Holdings Inc. into Accenture PLC	12.000%	6/28/27	9,500	1,272,792 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	4,000	842,559 (a)
Citigroup Global Markets Holdings Inc. into Cisco Systems Inc.	8.000%	10/28/26	28,000	2,270,531 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	5,000	1,330,592 (a)
JPMorgan Chase Bank NA into Marvell Technology Inc.	12.000%	1/7/27	15,000	1,733,124 (a)
JPMorgan Chase Bank NA into SLB Ltd.	10.000%	1/11/27	34,000	1,464,021 (a)
JPMorgan Structured Products BV into Microsoft Corp.	7.000%	10/15/26	2,000	778,039 (a)
Merrill Lynch BV into Microchip Technology Inc.	12.000%	12/29/26	22,000	1,634,520 (a)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	6,000	2,286,418 (a)
Mizuho Markets Cayman LP into Meta Platforms Inc.	10.000%	12/7/26	1,600	913,425 (a)
Mizuho Markets Cayman LP into Microsoft Corp.	7.250%	1/7/27	2,250	885,594 (a)
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	25,000	1,056,249 (a)
Mizuho Markets Cayman LP into Synopsys Inc.	11.000%	5/5/27	1,500	692,613 (a)
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	2,500	898,253 (a)
Morgan Stanley Finance II Ltd. into Amazon.com Inc.	9.000%	1/8/27	3,777	890,130 (a)
Morgan Stanley Finance II Ltd. into Amgen Inc.	8.000%	12/16/26	3,500	1,227,107 (a)
Royal Bank of Canada into Analog Devices Inc.	10.000%	11/16/26	8,000	2,095,349 (a)
Royal Bank of Canada into Oracle Corp.	12.500%	5/12/27	1,000	154,195 (a)
Royal Bank of Canada into QUALCOMM Inc.	10.000%	2/12/27	5,000	779,787 (a)
Royal Bank of Canada into Texas Instruments Inc.	9.000%	7/21/26	11,000	2,759,531 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	2,200	506,911 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	4,700	$1,047,961 (a)
Toronto-Dominion Bank into QUALCOMM Inc.	10.000%	11/25/26	3,450	589,141 (a)
Toronto-Dominion Bank into Salesforce Inc.	12.000%	7/6/27	9,000	1,403,169 (a)
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/27/27	25,300	2,535,115 (a)
Wells Fargo Bank NA into The Home Depot Inc.	7.500%	1/11/27	4,700	1,660,863 (a)
Wells Fargo Bank NA into United Parcel Service Inc.	11.000%	1/11/27	10,789	1,155,318 (a)

Total Equity-Linked Securities (Cost — $42,845,487)				45,039,932
			Shares
Convertible Preferred Stocks — 8.8%
Communication Services — 1.2%
Interactive Media & Services — 1.2%
Alphabet Inc., Non Voting Shares	6.250%		15,000	763,350
Alphabet Inc., Non Voting Shares	6.250%		15,000	754,500

Total Communication Services				1,517,850
Financials — 0.8%
Capital Markets — 0.8%
Ares Management Corp., Non Voting Shares	6.750%		17,271	632,982
KKR & Co. Inc.	6.250%		8,142	324,459

Total Financials				957,441
Industrials — 1.1%
Aerospace & Defense — 1.1%
Boeing Co.	6.000%		21,197	1,426,558

Information Technology — 2.0%
Software — 1.0%
Oracle Corp., Non Voting Shares	6.500%		27,067	1,216,661
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	7.625%		11,492	1,329,165

Total Information Technology				2,545,826
Materials — 1.4%
Chemicals — 1.4%
Albemarle Corp., Non Voting Shares	7.250%		31,561	1,746,901

Utilities — 2.3%
Electric Utilities — 2.3%
NextEra Energy Inc.	7.299%		31,292	1,662,857
PPL Corp., Non Voting Shares	7.000%		13,013	638,548
Southern Co.	7.125%		11,942	593,995

Total Utilities				2,895,400
Total Convertible Preferred Stocks (Cost — $10,188,372)				11,089,976
Total Investments before Short-Term Investments (Cost — $113,672,942)				122,824,316

Short-Term Investments — 3.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,652,135)	3.545%		4,652,135	4,652,135 (d)(e)
Total Investments — 101.0% (Cost — $118,325,077)				127,476,451
Liabilities in Excess of Other Assets — (1.0)%				(1,218,893)
Total Net Assets — 100.0%				$126,257,558

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Equity Focus ETF
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $4,652,135 and the cost was $4,652,135 (Note 3).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 32.2%
Communication Services — 2.0%
Diversified Telecommunication Services — 0.6%
PR RNO Property Owner 1 LLC, Senior Secured Notes	6.500%	5/1/31	$5,500,000	$5,495,858 (a)
RD Michigan Property Owner I LLC, Senior Secured Notes	7.500%	3/30/45	2,500,000	2,494,855 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.200% to 5/14/36 then 5 year Treasury Constant Maturity Rate + 2.042%)	6.200%	5/14/56	2,000,000	2,022,696 (b)
Total Diversified Telecommunication Services				10,013,409
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	945,000	975,088
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	616,000	615,070 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,350,000	1,333,782 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	1,250,000	1,223,489 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.375%	9/1/29	2,700,000	2,698,802 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,200,000	1,138,405 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	3/1/31	2,800,000	2,808,618 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	6,000,000	5,889,095 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	2,500,000	2,542,135 (a)
Total Media				18,249,396
Wireless Telecommunication Services — 0.2%
Connect Holding II LLC, Senior Secured Notes	10.500%	4/3/31	2,000,000	2,004,954 (a)
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	900,000	898,795
Total Wireless Telecommunication Services				2,903,749

Total Communication Services				32,141,642
Consumer Discretionary — 4.3%
Automobile Components — 0.3%
Dexko Global Inc., Senior Notes	7.500%	4/15/32	2,575,000	2,126,943 (a)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, Senior Secured Notes	10.000%	1/15/31	3,000,000	2,990,493 (a)
Total Automobile Components				5,117,436
Automobiles — 1.3%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,750,000	1,543,064
Ford Motor Co., Senior Notes	6.100%	8/19/32	9,300,000	9,474,073
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	3,000,000	3,173,857
General Motors Co., Senior Notes	5.600%	10/15/32	2,700,000	2,764,573
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	850,000	870,726
General Motors Financial Co. Inc., Senior Notes	6.400%	1/9/33	2,000,000	2,125,521
Total Automobiles				19,951,814
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	5,855,000	5,630,772 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	5,000,000	4,534,647 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	3,500,000	3,416,808 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	8/1/32	2,500,000	2,527,543 (a)
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	2,000,000	2,025,190 (a)
Expedia Group Inc., Senior Notes	3.800%	2/15/28	525,000	518,478
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	8,000,000	7,851,170 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	$1,315,000	$1,279,351 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	300,000	299,537 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	600,000	613,391 (a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.250%	5/15/27	775,000	775,090 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	700,000	740,149 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	6.250%	3/15/33	3,800,000	3,816,325 (a)
Total Hotels, Restaurants & Leisure				34,028,451
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	2,000,000	2,090,596 (a)
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/33	1,000,000	1,004,324
Textiles, Apparel & Luxury Goods — 0.4%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	5,689,170	6,462,812 (a)(c)

Total Consumer Discretionary				68,655,433
Consumer Staples — 0.6%
Food Products — 0.4%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.750%	4/1/33	2,530,000	2,599,050
Pilgrim’s Pride Corp., Senior Notes	6.250%	7/1/33	3,000,000	3,135,912
Post Holdings Inc., Senior Secured Notes	6.250%	2/15/32	700,000	711,418 (a)
Total Food Products				6,446,380
Personal Care Products — 0.1%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	2,000,000	2,041,402 (a)
Tobacco — 0.1%
BAT Capital Corp., Senior Notes	7.750%	10/19/32	850,000	969,097
BAT Capital Corp., Senior Notes	6.421%	8/2/33	500,000	540,698
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	500,000	513,419
Total Tobacco				2,023,214

Total Consumer Staples				10,510,996
Energy — 3.0%
Energy Equipment & Services — 0.3%
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	748,000	760,316 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	3,000,000	3,062,552 (a)
Total Energy Equipment & Services				3,822,868
Oil, Gas & Consumable Fuels — 2.7%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	7/15/28	1,500,000	1,538,813 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	2/15/31	2,500,000	2,644,957 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	300,000	304,500 (a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	3.700%	11/15/29	800,000	773,780
Energy Transfer LP, Senior Notes	5.750%	2/15/33	2,500,000	2,589,476
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	7.250%	2/15/35	2,500,000	2,463,044 (a)
Kinder Morgan Inc., Senior Notes	5.200%	6/1/33	515,000	522,214
Kinder Morgan Inc., Senior Notes	5.400%	2/1/34	775,000	790,226
Matador Resources Co., Senior Notes	6.500%	4/15/32	450,000	452,696 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	$2,000,000	$2,116,926
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	3,000,000	3,230,433 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	4,000,000	4,081,536 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	6,000,000	6,247,819 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	5,000,000	5,339,810 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	3,000,000	3,070,914 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	4,000,000	4,169,100 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,000,000	2,243,894 (a)
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,600,000	1,519,357
Total Oil, Gas & Consumable Fuels				44,099,495

Total Energy				47,922,363
Financials — 5.3%
Banks — 2.1%
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,500,000	1,470,817 (b)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,500,000	1,505,062 (b)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	1,000,000	1,045,734 (b)(d)
Barclays PLC, Senior Notes (7.437% to 11/2/32 then 1 year Treasury Constant Maturity Rate + 3.500%)	7.437%	11/2/33	1,465,000	1,633,397 (b)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	2,750,000	2,817,851 (b)(d)
Citigroup Inc., Senior Notes (6.270% to 11/17/32 then SOFR + 2.338%)	6.270%	11/17/33	500,000	533,204 (b)
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	1,000,000	1,030,386 (b)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	5,000,000	5,219,284 (b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	4,000,000	4,051,860 (b)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	2,000,000	2,048,922 (b)(d)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	980,000	983,152 (b)
Keybank National Association, Subordinated Notes	4.900%	8/8/32	615,000	602,781
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	510,000	510,703 (b)
Truist Financial Corp., Subordinated Notes (4.916% to 7/28/32 then SOFR + 2.240%)	4.916%	7/28/33	2,540,000	2,490,755 (b)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,500,000	2,609,616 (b)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	5,000,000	5,061,515 (b)(d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,101,000	1,118,133 (b)
Total Banks				34,733,172
Capital Markets — 2.0%
Ares Strategic Income Fund, Senior Notes	5.550%	4/15/31	4,000,000	3,883,710
Blackstone Private Credit Fund, Senior Notes	6.000%	1/29/32	2,500,000	2,464,875
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	490,000	512,197 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Charles Schwab Corp., Senior Notes (6.196% to 11/17/28 then SOFR + 1.878%)	6.196%	11/17/29	$500,000	$517,242 (b)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,000,000	1,028,654 (b)(d)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	6,000,000	5,860,294 (b)
Goldman Sachs Group Inc., Senior Notes (6.561% to 10/24/33 then SOFR + 1.950%)	6.561%	10/24/34	825,000	892,824 (b)
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	7,500,000	7,308,585 (b)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	3,900,000	3,925,664 (b)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,148,000	1,224,228 (b)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	4,000,000	4,117,130 (b)
Total Capital Markets				31,735,403
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	765,000	766,906 (b)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	1,000,000	1,027,774 (b)
Capital One Financial Corp., Senior Notes (7.624% to 10/30/30 then SOFR + 3.070%)	7.624%	10/30/31	2,500,000	2,742,568 (b)
Total Consumer Finance				4,537,248
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.750%	6/6/28	500,000	509,830
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.950%	9/10/34	750,000	731,398
Beignet Investor LLC, Senior Secured Notes	6.581%	5/30/49	5,000,000	5,103,242 (a)
Fiserv Inc., Senior Notes	5.600%	3/2/33	400,000	404,404
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	500,000	514,796 (a)
Total Financial Services				7,263,670
Insurance — 0.5%
Asurion LLC/Asurion Co-Issuer Inc., Secured Notes	8.375%	2/1/34	3,000,000	2,779,242 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	4,000,000	4,033,486 (a)
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	615,000	546,205
Five Corners Funding Trust III, Senior Notes	5.791%	2/15/33	490,000	508,969 (a)
Total Insurance				7,867,902

Total Financials				86,137,395
Health Care — 6.0%
Biotechnology — 0.1%
AbbVie Inc., Senior Notes	4.550%	3/15/35	520,000	504,509
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	500,000	521,629 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	1,500,000	1,529,495 (a)
Total Biotechnology				2,555,633
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	675,000	694,406 (a)
GE HealthCare Technologies Inc., Senior Notes	5.905%	11/22/32	475,000	499,838
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	1,135,000	1,102,816 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	$300,000	$306,554 (a)
Total Health Care Equipment & Supplies				2,603,614
Health Care Providers & Services — 5.1%
Centene Corp., Senior Notes	4.625%	12/15/29	1,600,000	1,552,938
Centene Corp., Senior Notes	2.500%	3/1/31	2,030,000	1,774,424
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	2,000,000	1,968,772 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	9,500,000	8,538,148 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	3,147,000	2,897,310 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	8,000,000	8,625,528 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	18,000,000	18,815,958 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	2,500,000	2,605,637 (b)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	5,000,000	5,193,210 (b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	1,000,000	1,016,952
DaVita Inc., Senior Notes	4.625%	6/1/30	2,520,000	2,442,818 (a)
DaVita Inc., Senior Notes	6.875%	9/1/32	500,000	515,947 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	1,000,000	1,032,444 (a)
Fresenius Medical Care US Finance III Inc., Senior Notes	2.375%	2/16/31	645,000	572,141 (a)
HCA Inc., Senior Notes	5.625%	9/1/28	2,935,000	2,981,357
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	5.250%	6/15/33	4,000,000	3,978,673 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,363,000	2,373,749
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	2,500,000	2,523,658 (a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	6,000,000	5,834,665
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	3,500,000	3,530,023
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	2,500,000	2,562,265
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	500,000	513,248
Total Health Care Providers & Services				81,849,865
Pharmaceuticals — 0.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	4,000,000	4,054,024 (a)
Endo Finance Holdings LP, Senior Secured Notes	8.500%	4/15/31	500,000	525,855 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Notes	5.125%	4/30/31	3,000,000	2,969,357 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	4.125%	4/30/28	2,000,000	1,976,072 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	600,000	614,325
Total Pharmaceuticals				10,139,633

Total Health Care				97,148,745
Industrials — 3.0%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	5.150%	5/1/30	3,060,000	3,097,868
Boeing Co., Senior Notes	6.528%	5/1/34	1,500,000	1,632,411
Bombardier Inc., Senior Notes	7.250%	7/1/31	600,000	628,544 (a)
TransDigm Inc., Senior Notes	6.375%	5/31/33	4,000,000	4,040,732 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	600,000	606,725 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	2,500,000	2,526,060 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	3,000,000	3,079,272 (a)
Total Aerospace & Defense				15,611,612
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	$850,000	$794,963
Emerald Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	500,000	511,792 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,021,657 (a)
Total Building Products				2,328,412
Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,000,000	2,075,592 (a)
Electrical Equipment — 0.1%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	1,000,000	1,043,945
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	500,000	530,967
Total Electrical Equipment				1,574,912
Passenger Airlines — 0.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	5,000,000	5,012,660 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,583,333	1,582,231 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	5,250,000	4,762,107 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,500,000	2,466,940 (a)
Total Passenger Airlines				13,823,938
Trading Companies & Distributors — 0.8%
Ashtead Capital Inc., Senior Notes	4.250%	11/1/29	550,000	538,888 (a)
Ashtead Capital Inc., Senior Notes	5.550%	5/30/33	2,000,000	2,021,379 (a)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	2,500,000	2,459,471 (a)(e)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	3,000,000	3,108,758 (a)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	2,000,000	2,039,452 (a)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	2,000,000	2,054,351 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	485,000	493,220 (a)
Total Trading Companies & Distributors				12,715,519

Total Industrials				48,129,985
Information Technology — 1.9%
IT Services — 0.1%
CoreWeave Inc., Senior Notes	9.000%	2/1/31	2,000,000	1,978,929 (a)
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	3.469%	4/15/34	1,315,000	1,181,250
NXP BV/NXP Funding LLC, Senior Notes	5.550%	12/1/28	500,000	509,123
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	750,000	764,014 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	750,000	754,932 (a)
Total Semiconductors & Semiconductor Equipment				3,209,319
Software — 1.5%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	6,000,000	5,828,351 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	2,900,000	2,815,962 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	3,400,000	2,891,928 (a)
Oracle Corp., Senior Notes	2.875%	3/25/31	650,000	580,901
Oracle Corp., Senior Notes	6.250%	11/9/32	3,220,000	3,310,841
Oracle Corp., Senior Notes	5.700%	2/4/36	4,000,000	3,875,226
Salesforce Inc., Senior Notes	5.550%	3/15/36	4,250,000	4,248,529
Total Software				23,551,738
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	5.750%	2/1/33	300,000	311,858
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co., Senior Notes	5.000%	10/15/34	$750,000	$735,073
HP, Inc., Senior Notes	5.500%	1/15/33	750,000	766,072
Total Technology Hardware, Storage & Peripherals				1,813,003

Total Information Technology				30,552,989
Materials — 3.2%
Chemicals — 1.1%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	3,000,000	2,889,105 (a)
Celanese US Holdings LLC, Senior Notes	7.550%	11/15/30	2,500,000	2,651,500
Celanese US Holdings LLC, Senior Notes	7.379%	7/15/32	2,500,000	2,630,753
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	500,000	533,917 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	1,250,000	1,240,138 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	1,155,000	1,139,994 (a)
Tronox Inc., Senior Notes	4.625%	3/15/29	3,000,000	2,102,667 (a)
Tronox Inc., Senior Secured Notes	9.125%	9/30/30	5,000,000	5,026,841 (a)
Total Chemicals				18,214,915
Containers & Packaging — 1.4%
Ardagh Group SA, Senior Secured Notes	9.500%	12/1/30	4,702,000	5,029,523 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	675,000	641,984 (a)
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	3,000,000	2,914,051 (a)
Mauser Packaging Solutions Holding Co., Secured Notes	9.250%	4/15/30	3,000,000	2,953,836 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	6,500,000	6,648,557 (a)
Sword Purchaser LLC, Senior Secured Notes	8.250%	4/15/33	3,750,000	3,882,525 (a)
Total Containers & Packaging				22,070,476
Metals & Mining — 0.7%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	825,000	804,068 (a)
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	485,000	532,403
Cleveland-Cliffs Inc., Senior Notes	6.750%	4/15/30	1,000,000	1,001,605 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	3,000,000	2,980,036 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	3,500,000	3,497,919 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	1,000,000	952,331 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	770,000	792,148 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	775,000	788,655
Total Metals & Mining				11,349,165

Total Materials				51,634,556
Real Estate — 0.7%
Diversified REITs — 0.3%
Healthpeak OP LLC, Senior Notes	5.250%	12/15/32	500,000	504,772
VICI Properties LP, Senior Notes	5.125%	5/15/32	3,300,000	3,273,760
Total Diversified REITs				3,778,532
Specialized REITs — 0.4%
American Tower Corp., Senior Notes	5.550%	7/15/33	1,250,000	1,282,894
Crown Castle Inc., Senior Notes	5.100%	5/1/33	300,000	297,623
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,500,000	1,521,300 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — continued
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	$4,000,000	$3,804,627 (a)
Total Specialized REITs				6,906,444

Total Real Estate				10,684,976
Utilities — 2.2%
Electric Utilities — 2.1%
American Electric Power Co. Inc., Senior Notes	5.625%	3/1/33	300,000	311,000
NextEra Energy Capital Holdings Inc., Senior Notes	5.250%	3/15/34	500,000	506,221
NRG Energy Inc., Senior Notes	3.625%	2/15/31	1,320,000	1,226,370 (a)
NRG Energy Inc., Senior Notes	6.000%	2/1/33	6,000,000	6,034,350 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	1,500,000	1,519,445 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,500,000	3,490,827 (a)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	2,306,000	2,308,059 (a)
NRG Energy Inc., Senior Secured Notes	7.000%	3/15/33	750,000	814,014 (a)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	1,000,000	985,207
Southern Co., Junior Subordinated Notes (6.000% to 4/1/33 then 5 year Treasury Constant Maturity Rate + 1.993%)	6.000%	4/1/58	3,500,000	3,509,404 (b)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	1,000,000	1,029,635 (b)
Southern Co., Senior Notes	5.700%	10/15/32	480,000	499,402
Talen Energy Supply LLC, Senior Notes	6.125%	5/1/31	4,000,000	4,001,736 (a)
Vistra Operations Co. LLC, Senior Notes	3.700%	1/30/27	535,000	532,186 (a)
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	1,500,000	1,474,328 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	1,500,000	1,569,997 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	2,900,000	3,004,789 (a)
Vistra Operations Co. LLC, Senior Notes	6.950%	10/15/33	800,000	870,906 (a)
Total Electric Utilities				33,687,876
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	2,000,000	2,021,340 (a)(b)(d)
Multi-Utilities — 0.0%††
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	300,000	286,488

Total Utilities				35,995,704
Total Corporate Bonds & Notes (Cost — $513,495,602)				519,514,784
			Shares
Common Stocks — 26.6%
Communication Services — 1.5%
Diversified Telecommunication Services — 1.5%
Verizon Communications Inc.			564,453	23,898,940

Consumer Discretionary — 1.0%
Broadline Retail — 0.2%
Amazon.com Inc.			11,795	2,811,221 *
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.			14,746	3,985,991
Specialty Retail — 0.6%
Home Depot Inc.			26,076	9,196,484
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Lowe’s Cos. Inc.	256	$56,445
Total Specialty Retail		9,252,929

Total Consumer Discretionary		16,050,141
Consumer Staples — 6.6%
Beverages — 2.1%
Coca-Cola Co.	180,125	14,638,759
PepsiCo Inc.	141,662	19,181,035
Total Beverages		33,819,794
Consumer Staples Distribution & Retail — 0.3%
Target Corp.	36,721	4,796,130
Food Products — 1.6%
Mondelez International Inc., Class A Shares	147,015	8,503,347
Nestle SA, ADR	162,026	16,638,450
Total Food Products		25,141,797
Household Products — 1.9%
Procter & Gamble Co.	209,476	30,717,561
Tobacco — 0.7%
Philip Morris International Inc.	63,617	11,508,951

Total Consumer Staples		105,984,233
Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	109,615	18,169,782
ConocoPhillips	48,920	5,085,723
Exxon Mobil Corp.	149,980	20,505,266
Shell PLC, ADR	179,974	13,955,184

Total Energy		57,715,955
Financials — 2.9%
Banks — 2.3%
Bank of America Corp.	202,597	11,543,977
Fifth Third Bancorp	100,836	5,684,125
Truist Financial Corp.	213,757	10,649,374
US Bancorp	148,254	8,954,542
Total Banks		36,832,018
Capital Markets — 0.6%
Morgan Stanley	44,843	9,373,981

Total Financials		46,205,999
Health Care — 1.4%
Health Care Equipment & Supplies — 0.0%††
Abbott Laboratories	216	19,600
Medtronic PLC	106	8,292
Total Health Care Equipment & Supplies		27,892
Pharmaceuticals — 1.4%
Pfizer Inc.	317,228	7,638,850
Roche Holding AG, ADR	291,554	14,971,298
Total Pharmaceuticals		22,610,148

Total Health Care		22,638,040
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Industrials — 1.6%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.			17,094	$8,708,709
Ground Transportation — 0.3%
Union Pacific Corp.			17,636	4,796,992
Industrial Conglomerates — 0.8%
Siemens AG, Registered Shares			39,416	12,662,073

Total Industrials				26,167,774
Information Technology — 2.2%
Communications Equipment — 0.5%
Cisco Systems Inc.			66,879	7,855,607
IT Services — 0.7%
Accenture PLC, Class A Shares			16,196	2,015,430
International Business Machines Corp.			32,323	9,089,551
Total IT Services				11,104,981
Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments Inc.			25,749	7,675,005
Software — 0.1%
Microsoft Corp.			6,836	2,549,965
Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C Shares			16,303	7,034,092

Total Information Technology				36,219,650
Materials — 1.4%
Chemicals — 1.4%
Air Products & Chemicals Inc.			47,084	13,804,087
LyondellBasell Industries NV, Class A Shares			169,106	8,903,431

Total Materials				22,707,518
Utilities — 4.4%
Electric Utilities — 2.3%
Duke Energy Corp.			152,787	19,339,778
Southern Co.			139,456	13,347,334
Xcel Energy Inc.			65,090	5,226,727
Total Electric Utilities				37,913,839
Multi-Utilities — 2.1%
Dominion Energy Inc.			141,873	9,688,507
DTE Energy Co.			128,908	19,641,712
Sempra			48,152	4,464,172
Total Multi-Utilities				33,794,391

Total Utilities				71,708,230
Total Common Stocks (Cost — $394,673,313)				429,296,480
	Rate	Maturity Date
Equity-Linked Securities — 20.2%
Other — 20.2%
Barclays Bank PLC into AbbVie Inc.	8.500%	12/16/26	60,000	14,344,360 (a)
Barclays Bank PLC into Capital One Financial Corp.	8.000%	3/15/27	33,000	6,648,480 (a)
Barclays Bank PLC into Hewlett Packard Enterprise Co.	10.000%	7/29/26	200,000	5,037,825 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
Barclays Bank PLC into Micron Technology Inc.	10.000%	9/8/26	25,000	$3,781,131 (a)
Barclays Bank PLC into Microsoft Corp.	9.000%	6/15/27	10,000	3,984,423 (a)
Barclays Bank PLC into Nike Inc.	10.000%	2/12/27	125,000	5,579,022 (a)
Barclays Bank PLC into Snowflake Inc.	12.500%	4/27/27	25,000	4,359,359 (a)
BNP Paribas Issuance BV into AstraZeneca PLC	7.500%	10/14/26	110,000	9,184,729 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	97,000	4,757,462 (a)
BNP Paribas Issuance BV into Oracle Corp.	12.500%	5/10/27	50,000	7,748,456 (a)
BNP Paribas Issuance BV into Salesforce Inc.	10.000%	3/29/27	42,000	6,905,939 (a)
BNP Paribas Issuance BV into Target Corp.	11.000%	10/7/26	25,000	2,746,880 (a)
BNP Paribas Issuance BV into Wells Fargo & Co.	8.000%	7/14/27	80,000	6,658,722 (e)(f)
BNP Paribas SA into Texas Instruments Inc.	9.000%	7/1/26	25,000	5,861,733 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	20,000	4,212,793 (a)
Citigroup Global Markets Holdings Inc. into Cisco Systems Inc.	8.000%	10/28/26	165,000	13,379,914 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	30,000	7,983,551 (a)
Citigroup Global Markets Holdings Inc. into Workday Inc.	10.000%	2/24/27	20,000	2,530,109 (a)
JPMorgan Chase Bank NA into Blackrock Inc.	8.000%	4/1/27	6,000	5,915,379 (a)
JPMorgan Chase Bank NA into Marvell Technology Inc.	12.000%	1/7/27	110,000	12,709,574 (a)
JPMorgan Chase Bank NA into SLB Ltd.	10.000%	1/11/27	75,000	3,229,458 (a)
JPMorgan Structured Products BV into The Home Depot Inc.	8.000%	10/20/26	11,500	4,186,891 (a)
Merrill Lynch BV into Bank of America Corp.	10.000%	7/1/26	11,000	4,384,558 (a)
Merrill Lynch BV into Bank of America Corp.	11.000%	9/3/26	50,000	3,855,135 (a)
Merrill Lynch BV into Bank of America Corp.	8.000%	3/3/27	50,000	4,695,393 (f)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	7,500	2,858,022 (a)
Mizuho Markets Cayman LP into Meta Platforms Inc.	10.000%	12/7/26	7,250	4,138,955 (a)
Mizuho Markets Cayman LP into Microsoft Corp.	7.250%	1/7/27	10,900	4,290,210 (a)
Mizuho Markets Cayman LP into Palo Alto Networks Inc.	10.000%	4/28/27	27,000	5,410,875 (a)
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	110,000	4,647,496 (a)
Mizuho Markets Cayman LP into Synopsys Inc.	11.000%	5/5/27	10,000	4,617,421 (a)
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	14,500	5,209,866 (a)
Morgan Stanley Finance II Ltd. into Amazon.com Inc.	9.000%	1/8/27	24,000	5,656,111 (a)
Morgan Stanley Finance LLC into JP Morgan Chase & Co.	8.000%	3/30/27	40,000	12,321,441 (a)
Morgan Stanley Into International Business Machines Corp.	8.000%	4/8/27	14,000	3,793,244 (a)
Royal Bank of Canada into Analog Devices Inc.	10.000%	11/16/26	23,500	6,155,088 (a)
Royal Bank of Canada into Oracle Corp.	12.500%	5/12/27	20,000	3,083,905 (a)
Royal Bank of Canada into QUALCOMM Inc.	10.000%	2/12/27	30,000	4,678,723 (a)
Royal Bank of Canada into Texas Instruments Inc.	8.500%	8/20/26	20,000	4,320,490 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	11,000	2,534,554 (a)
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	20,000	4,459,409 (a)
Toronto-Dominion Bank into QUALCOMM Inc.	10.000%	11/25/26	24,000	4,098,373 (a)
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/27/27	55,000	5,511,119 (a)
UBS AG into Abbott Laboratories	8.000%	4/12/27	150,000	14,344,908 (a)
UBS AG into Accenture PLC	8.000%	7/13/26	7,500	977,355 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
UBS AG into Bank of America Corp.	8.000%	3/3/27	100,000	$5,568,910 (a)
UBS AG into Exxon Mobil Corp.	7.500%	12/4/26	87,000	10,960,823 (a)
UBS AG into Medtronic PLC	8.000%	7/14/27	180,000	14,176,800 (a)(e)
UBS AG into Texas Instruments Inc.	10.000%	2/24/27	30,000	7,238,054 (a)
Wells Fargo Bank NA into Amazon.com	9.000%	2/26/27	25,000	5,458,485 (a)
Wells Fargo Bank NA into Microsoft Corp.	8.000%	3/8/27	28,000	10,570,239 (a)
Wells Fargo Bank NA into NextEra Energy Inc.	9.500%	10/22/26	50,000	4,417,150 (a)
Wells Fargo Bank NA into Starbucks Corp.	9.000%	8/10/26	20,000	2,063,734 (a)
Wells Fargo Bank NA into The Home Depot Inc.	7.500%	1/11/27	23,000	8,127,628 (a)

Total Equity-Linked Securities (Cost — $313,948,400)				326,370,664
			Face Amount
U.S. Government & Agency Obligations — 7.3%
U.S. Government Obligations — 7.3%
U.S. Treasury Bonds	5.000%	5/15/45	$7,000,000	7,061,523
U.S. Treasury Bonds	4.500%	11/15/54	2,000,000	1,862,148
U.S. Treasury Bonds	4.750%	5/15/55	17,000,000	16,493,320
U.S. Treasury Bonds	4.625%	11/15/55	6,000,000	5,708,906
U.S. Treasury Bonds	5.000%	5/15/56	11,500,000	11,623,086
U.S. Treasury Notes	3.375%	11/30/27	6,000,000	5,936,016
U.S. Treasury Notes	4.625%	4/30/29	2,500,000	2,530,274
U.S. Treasury Notes	4.250%	1/31/30	7,000,000	7,016,133
U.S. Treasury Notes	3.500%	2/28/31	15,000,000	14,561,133
U.S. Treasury Notes	3.750%	11/30/32	6,000,000	5,820,703
U.S. Treasury Notes	4.000%	2/15/34	4,000,000	3,908,594
U.S. Treasury Notes	4.250%	11/15/34	4,000,000	3,961,328
U.S. Treasury Notes	4.250%	5/15/35	10,000,000	9,883,203
U.S. Treasury Notes	4.000%	11/15/35	22,500,000	21,768,750

Total U.S. Government & Agency Obligations (Cost — $118,564,402)				118,135,117
			Shares
Convertible Preferred Stocks — 5.5%
Communication Services — 0.8%
Interactive Media & Services — 0.8%
Alphabet Inc., Non Voting Shares	6.250%		119,710	6,092,042
Alphabet Inc., Non Voting Shares	6.250%		119,710	6,021,413

Total Communication Services				12,113,455
Financials — 1.0%
Capital Markets — 1.0%
Ares Management Corp., Non Voting Shares	6.750%		211,209	7,740,810
KKR & Co. Inc.	6.250%		200,267	7,980,640

Total Financials				15,721,450
Industrials — 0.6%
Aerospace & Defense — 0.6%
Boeing Co.	6.000%		134,636	9,061,003
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Information Technology — 0.7%
Software — 0.7%
Oracle Corp., Non Voting Shares	6.500%		268,308	$12,060,444

Materials — 0.8%
Chemicals — 0.8%
Albemarle Corp., Non Voting Shares	7.250%		247,419	13,694,642

Utilities — 1.6%
Electric Utilities — 1.6%
NextEra Energy Inc.	7.299%		139,762	7,426,952
NextEra Energy Inc.	7.234%		147,001	7,305,950
PPL Corp., Non Voting Shares	7.000%		100,000	4,907,000
Southern Co.	7.125%		128,850	6,408,999

Total Utilities				26,048,901
Total Convertible Preferred Stocks (Cost — $88,613,835)				88,699,895
		Maturity Date	Face Amount
Mortgage-Backed Securities — 4.4%
FHLMC — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/53- 11/1/54	$4,877,386	4,816,421
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/53- 3/1/56	16,203,433	16,281,030
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/55	2,088,703	2,138,127
Total FHLMC				23,235,578
FNMA — 0.8%
Federal National Mortgage Association (FNMA)	5.000%	5/1/53- 11/1/53	2,111,946	2,089,251
Federal National Mortgage Association (FNMA)	5.500%	11/1/54- 1/1/56	9,333,555	9,373,858
Federal National Mortgage Association (FNMA)	6.000%	8/1/55	1,843,387	1,887,006
Total FNMA				13,350,115
GNMA — 2.2%
Government National Mortgage Association (GNMA) II	5.000%	9/20/54- 12/20/55	5,470,431	5,400,594
Government National Mortgage Association (GNMA) II	5.500%	5/20/55- 3/20/56	25,606,115	25,764,968
Government National Mortgage Association (GNMA) II	6.000%	8/20/55- 1/20/56	3,726,738	3,809,829
Total GNMA				34,975,391

Total Mortgage-Backed Securities (Cost — $71,548,327)				71,561,084
Senior Loans — 0.9%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Venture Global Calcasieu Pass LLC, Initial Term Loan (6 mo. Term SOFR + 3.250%)	6.954%	4/11/33	6,000,000	6,024,600 (b)(g)(h)

Health Care — 0.4%
Health Care Equipment & Supplies — 0.4%
Hologic Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	8.745%	4/7/32	4,500,000	4,463,460 (b)(g)(h)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Hologic Inc., USD Initial Term Loan B (3 mo. Term SOFR + 2.250%)	5.995%	4/7/33	$1,500,000	$1,469,693 (b)(g)(h)
Total Health Care Equipment & Supplies				5,933,153
Health Care Technology — 0.0%††
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.413%	12/31/30	163,627	164,172 (b)(g)(h)

Total Health Care				6,097,325
Industrials — 0.2%
Passenger Airlines — 0.2%
American Airlines Inc., 2026 Term Loan (3 mo. Term SOFR + 3.000%)	6.666%	5/20/33	3,000,000	2,968,125 (b)(g)(h)

Total Senior Loans (Cost — $14,998,016)				15,090,050
Total Investments before Short-Term Investments (Cost — $1,515,841,895)				1,568,668,074
			Shares
Short-Term Investments — 3.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $55,244,047)	3.545%		55,244,047	55,244,047 (i)(j)
Total Investments — 100.5% (Cost — $1,571,085,942)				1,623,912,121
Liabilities in Excess of Other Assets — (0.5)%				(8,808,350)
Total Net Assets — 100.0%				$1,615,103,771

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $55,244,047 and the cost was $55,244,047 (Note 3).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.2%
Communication Services — 1.0%
Interactive Media & Services — 1.0%
Alphabet Inc., Class A Shares	3,423	$1,223,278

Consumer Discretionary — 3.5%
Automobile Components — 0.4%
Hesai Group, ADR	24,201	440,942 *
Automobiles — 2.7%
Tesla Inc.	7,527	3,165,856 *
Household Durables — 0.4%
Garmin Ltd.	2,263	537,553

Total Consumer Discretionary		4,144,351
Energy — 2.4%
Energy Equipment & Services — 1.8%
Baker Hughes Co.	11,063	613,996
Oceaneering International Inc.	12,801	518,697 *
TechnipFMC PLC	14,769	979,185
Total Energy Equipment & Services		2,111,878
Oil, Gas & Consumable Fuels — 0.6%
Cameco Corp.	6,513	663,414

Total Energy		2,775,292
Health Care — 1.0%
Health Care Equipment & Supplies — 0.9%
Hoya Corp.	3,693	589,653
Intuitive Surgical Inc.	1,225	487,158 *
Total Health Care Equipment & Supplies		1,076,811
Health Care Technology — 0.1%
HeartFlow Inc.	2,554	74,934 *

Total Health Care		1,151,745
Industrials — 19.9%
Aerospace & Defense — 3.5%
Axon Enterprise Inc.	1,338	750,096 *
Curtiss-Wright Corp.	789	597,873
Elbit Systems Ltd.	830	629,737
Karman Holdings Inc.	3,226	161,042 *
Kratos Defense & Security Solutions Inc.	3,248	161,945 *
Rocket Lab Corp.	17,835	1,812,928 *
Total Aerospace & Defense		4,113,621
Construction & Engineering — 4.3%
Argan Inc.	657	524,647
Comfort Systems USA Inc.	290	574,766
Dycom Industries Inc.	620	313,466 *
Legence Corp., Class A Shares	10,997	937,274 *
Quanta Services Inc.	3,098	2,230,684
Valmont Industries Inc.	744	429,734
Total Construction & Engineering		5,010,571
Electrical Equipment — 11.9%
Amprius Technologies Inc.	19,066	264,255 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Bloom Energy Corp., Class A Shares	13,950	$4,222,665 *
Contemporary Amperex Technology Co. Ltd., Class H Shares	7,898	707,008
Forgent Power Solutions Inc., Class A Shares	19,034	1,063,239 *
GE Vernova Inc.	3,394	3,987,475
Nextpower Inc., Class A Shares	4,458	531,126 *
nVent Electric PLC	5,324	903,004
Siemens Energy AG	2,609	494,560
Vertiv Holdings Co., Class A Shares	5,496	1,840,171
Total Electrical Equipment		14,013,503
Machinery — 0.2%
ESCO Technologies Inc.	480	168,019
Symbotic Inc.	2,585	116,196 *
Total Machinery		284,215

Total Industrials		23,421,910
Information Technology — 69.4%
Communications Equipment — 3.7%
Arista Networks Inc.	13,344	2,266,879 *
Ciena Corp.	1,875	919,800 *
Lumentum Holdings Inc.	1,293	1,109,472 *
Total Communications Equipment		4,296,151
Electronic Equipment, Instruments & Components — 12.3%
Advanced Energy Industries Inc.	2,440	909,803
Amphenol Corp., Class A Shares	8,600	1,516,352
Celestica Inc.	13,827	5,044,090 *
Coherent Corp.	3,767	1,485,968 *
Fabrinet	2,098	1,179,244 *
Keysight Technologies Inc.	1,724	603,521 *
Murata Manufacturing Co. Ltd.	12,400	869,392
Samsung Electro-Mechanics Co. Ltd.	671	945,888
TE Connectivity PLC	678	136,691
TTM Technologies Inc.	9,539	1,783,984 *
Total Electronic Equipment, Instruments & Components		14,474,933
IT Services — 1.2%
Cloudflare Inc., Class A Shares	5,065	1,242,343 *
CoreWeave Inc., Class A Shares	1,750	174,195 *
Total IT Services		1,416,538
Semiconductors & Semiconductor Equipment — 38.6%
Advanced Micro Devices Inc.	3,015	1,751,444 *
Advantest Corp.	2,475	492,487
Analog Devices Inc.	240	95,321
Applied Materials Inc.	4,058	2,933,934
ASM International NV	1,207	1,380,653
ASML Holding NV, Registered Shares	1,010	2,009,334
AXT Inc.	2,423	174,650 *
Broadcom Inc.	12,578	4,751,340
Infineon Technologies AG	4,184	390,674
KLA Corp.	10,713	3,232,219
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Semiconductors & Semiconductor Equipment — continued
	Lam Research Corp.		7,972	$3,454,507
	Marvell Technology Inc.		4,950	1,474,556
	Monolithic Power Systems Inc.		758	1,047,829
	NVIDIA Corp.		38,682	7,739,881
	SiTime Corp.		1,579	1,177,239 *
	SK hynix Inc.		1,362	2,329,633
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR		14,909	7,120,091
	Teradyne Inc.		7,336	3,549,450
	Tower Semiconductor Ltd.		1,272	331,534 *
Total Semiconductors & Semiconductor Equipment				45,436,776
Software — 1.6%
	Cadence Design Systems Inc.		1,409	528,826 *
	Nebius Group NV		4,955	1,368,422 *
Total Software				1,897,248
Technology Hardware, Storage & Peripherals — 12.0%
	Apple Inc.		12,262	3,548,132
	Samsung Electronics Co. Ltd.		6,257	1,348,892
	Sandisk Corp.		2,832	6,439,203 *
	Seagate Technology Holdings PLC		1,058	1,020,970
	Western Digital Corp.		2,794	1,784,584
Total Technology Hardware, Storage & Peripherals				14,141,781

Total Information Technology				81,663,427
Total Common Stocks (Cost — $70,896,397)				114,380,003
		Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	225 CAD	0 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $70,896,397)				114,380,003
	Rate		Shares
Short-Term Investments — 2.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,294,835)	3.545%		3,294,835	3,294,835 (d)(e)
Total Investments — 100.0% (Cost — $74,191,232)				117,674,838
Liabilities in Excess of Other Assets — (0.0)%††				(26,358)
Total Net Assets — 100.0%				$117,648,480

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Intelligent Machines ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $3,294,835 and the cost was $3,294,835 (Note 3).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
CAD	—	Canadian Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 77.9%
Australia — 3.4%
Australia Government Bond, Senior Notes	2.250%	5/21/28	9,000,000 AUD	$5,989,133 (a)
Australia Government Bond, Senior Notes	3.750%	5/21/34	8,000,000 AUD	5,225,083 (a)
New South Wales Treasury Corp., Senior Notes	3.000%	5/20/27	6,000,000 AUD	4,097,646 (a)
Queensland Treasury Corp., Senior Notes	3.250%	8/21/29	7,500,000 AUD	4,993,593 (a)
Western Australian Treasury Corp., Senior Notes	3.000%	10/21/26	8,000,000 AUD	5,513,876 (a)
Total Australia				25,819,331
Belgium — 3.1%
Kingdom of Belgium Government Bond, Senior Notes	1.000%	6/22/31	9,000,000 EUR	9,405,930 (a)
Kingdom of Belgium Government Bond, Senior Notes	2.250%	6/22/57	20,000,000 EUR	14,842,545 (a)
Total Belgium				24,248,475
Canada — 3.5%
Canadian Government Bond	1.250%	6/1/30	18,000,000 CAD	11,899,735
Canadian Government Bond	5.000%	6/1/37	14,500,000 CAD	11,687,721
Canadian Government Bond	2.000%	12/1/51	6,000,000 CAD	3,012,544
Total Canada				26,600,000
China — 13.7%
China Government Bond	2.850%	6/4/27	120,000,000 CNH	17,977,444
China Government Bond	1.500%	4/15/31	100,000,000 CNH	14,788,024
China Government Bond	2.670%	5/25/33	120,000,000 CNH	19,000,150
China Government Bond	2.520%	8/25/33	120,000,000 CNH	18,848,067
China Government Bond	2.350%	2/25/34	120,000,000 CNH	18,667,458
China Government Bond	4.280%	10/23/47	80,000,000 CNH	15,945,677
Total China				105,226,820
Finland — 1.3%

Finland Government Bond, Senior Notes	2.750%	7/4/28	8,500,000 EUR	9,749,398 (a)
France — 2.7%

French Republic Government Bond OAT	0.000%	11/25/29	20,000,000 EUR	20,805,573 (a)
Germany — 3.6%

Bundesrepublik Deutschland Bundesanleihe, Bonds	2.500%	2/15/35	25,000,000 EUR	27,911,210 (a)
Greece — 2.0%

Hellenic Republic Government Bond, Senior Notes	3.375%	6/16/36	13,400,000 EUR	15,111,173 (a)
Ireland — 2.1%

Ireland Government Bond, Senior Notes	1.350%	3/18/31	15,000,000 EUR	16,173,265 (a)
Italy — 1.2%

Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	11,000,000 EUR	9,121,409 (a)
Japan — 9.2%
Japan Government Five Year Bond	0.300%	6/20/28	700,000,000 JPY	4,215,671
Japan Government Ten Year Bond	0.100%	12/20/26	3,500,000,000 JPY	21,435,038
Japan Government Twenty Year Bond	1.500%	3/20/33	4,000,000,000 JPY	23,574,403
Japan Government Twenty Year Bond	0.400%	6/20/41	3,850,000,000 JPY	15,700,361
Japan Government Twenty Year Bond	0.500%	12/20/41	1,500,000,000 JPY	6,110,105
Total Japan				71,035,578
Mexico — 1.0%

Mexican Bonos, Bonds	8.000%	11/7/47	150,000,000 MXN	7,371,374
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Poland — 3.4%
Republic of Poland Government Bond	2.750%	10/25/29	50,000,000 PLN	$12,688,920
Republic of Poland Government Bond	5.000%	10/25/34	50,000,000 PLN	13,217,776
Total Poland				25,906,696
Romania — 1.9%

Romanian Government International Bond, Senior Notes	2.000%	1/28/32	15,000,000 EUR	14,907,656 (a)
South Korea — 2.0%
Korea Treasury Bond	5.250%	3/10/27	8,000,000,000 KRW	5,233,179
Korea Treasury Bond	4.750%	12/10/30	7,000,000,000 KRW	4,665,386
Korea Treasury Bond	4.250%	12/10/32	8,200,000,000 KRW	5,361,116
Total South Korea				15,259,681
Spain — 4.8%
Spain Government Bond, Senior Notes	1.400%	7/30/28	15,000,000 EUR	16,738,780 (a)
Spain Government Bond, Senior Notes	1.250%	10/31/30	18,900,000 EUR	20,301,411 (a)
Total Spain				37,040,191
Supranational — 6.6%
Asian Development Bank, Senior Notes	2.350%	6/21/27	240,000,000 JPY	1,494,961
European Union, Senior Notes	2.625%	7/4/28	15,000,000 EUR	17,138,518 (a)
European Union, Senior Notes	2.750%	2/4/33	20,000,000 EUR	22,602,146 (a)
European Union, Senior Notes	0.300%	11/4/50	18,000,000 EUR	9,411,449 (a)
Total Supranational				50,647,074
Sweden — 3.3%

Sweden Government Bond	0.750%	5/12/28	250,000,000 SEK	25,146,704 (a)
United Kingdom — 9.1%
United Kingdom Gilt, Bonds	4.750%	12/7/30	19,490,000 GBP	26,434,682 (a)
United Kingdom Gilt, Bonds	0.875%	7/31/33	24,000,000 GBP	24,854,311 (a)
United Kingdom Gilt, Bonds	4.500%	3/7/35	6,000,000 GBP	7,846,322 (a)
United Kingdom Gilt, Bonds	3.750%	1/29/38	9,000,000 GBP	10,655,781 (a)
Total United Kingdom				69,791,096

Total Sovereign Bonds (Cost — $588,561,779)				597,872,704
Corporate Bonds & Notes — 8.4%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.7%
Orange SA, Senior Notes	1.375%	3/20/28	1,500,000 EUR	1,672,552 (a)
Verizon Communications Inc., Senior Notes	4.750%	2/17/34	3,000,000 GBP	3,807,159

Total Communication Services				5,479,711
Consumer Staples — 0.9%
Beverages — 0.5%
Coca-Cola Europacific Partners PLC, Senior Notes	0.200%	12/2/28	3,500,000 EUR	3,746,866 (a)
Personal Care Products — 0.4%
Unilever Capital Corp., Senior Notes	3.400%	6/6/33	2,800,000 EUR	3,223,943 (a)

Total Consumer Staples				6,970,809
Financials — 4.6%
Banks — 2.9%
Banco Santander SA, Senior Notes	4.875%	10/18/31	1,800,000 EUR	2,199,741 (a)
Bank of America Corp., Senior Notes (3 mo. EURIBOR + 0.900%)	3.261%	1/28/31	2,000,000 EUR	2,283,754 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Ireland Group PLC, Senior Notes (5.000% to 7/4/30 then 1 Year EUR Mid-Market Swap Rate + 2.050%)	5.000%	7/4/31	3,500,000 EUR	$4,249,897 (a)(b)
Bank of New Zealand, Senior Notes	3.050%	11/20/30	1,400,000 EUR	1,590,568 (a)
Commerzbank AG, Senior Notes (3 mo. EURIBOR + 1.380%)	3.625%	1/14/32	2,000,000 EUR	2,297,853 (a)(b)
Credit Agricole Assurances SA, Subordinated Notes	1.500%	10/6/31	2,200,000 EUR	2,265,812 (a)
Nykredit Realkredit A/S, Senior Notes	3.375%	1/10/30	3,000,000 EUR	3,431,174 (a)
US Bancorp, Senior Notes (3 mo. EURIBOR + 1.200%)	4.009%	5/21/32	3,000,000 EUR	3,515,466 (b)
Total Banks				21,834,265
Capital Markets — 1.0%
Goldman Sachs Group Inc., Senior Notes	1.250%	2/7/29	3,000,000 EUR	3,275,770 (a)
UBS Group AG, Senior Notes (4.750% to 3/17/31 then 1 Year EUR Mid- Market Swap Rate + 1.600%)	4.750%	3/17/32	3,500,000 EUR	4,221,606 (a)(b)
Total Capital Markets				7,497,376
Financial Services — 0.4%
Fiserv Inc., Senior Notes	1.625%	7/1/30	3,000,000 EUR	3,179,624
Insurance — 0.3%
ASR Nederland NV, Subordinated Notes (7.000% to 12/7/33 then 5 yr. EUR Swap + 5.300%)	7.000%	12/7/43	1,700,000 EUR	2,285,400 (a)(b)

Total Financials				34,796,665
Industrials — 0.7%
Commercial Services & Supplies — 0.2%
RELX Finance BV, Senior Notes	0.500%	3/10/28	1,500,000 EUR	1,647,316 (a)
Construction & Engineering — 0.5%
Heathrow Funding Ltd., Senior Secured Notes	1.125%	10/8/30	3,500,000 EUR	3,644,993 (a)

Total Industrials				5,292,309
Information Technology — 0.7%
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc., Senior Notes	1.625%	11/10/26	1,500,000 EUR	1,709,224
Apple Inc., Senior Notes	3.050%	7/31/29	3,000,000 GBP	3,847,786

Total Information Technology				5,557,010
Utilities — 0.8%
Electric Utilities — 0.8%
Amprion GmbH, Senior Notes	3.625%	5/21/31	1,900,000 EUR	2,197,853 (a)
Electricite de France SA, Senior Notes	5.875%	7/18/31	3,000,000 GBP	4,120,803

Total Utilities				6,318,656
Total Corporate Bonds & Notes (Cost — $65,606,489)				64,415,160
Total Investments before Short-Term Investments (Cost — $654,168,268)				662,287,864
			Shares
Short-Term Investments — 3.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $24,713,732)	3.545%		24,713,732	24,713,732 (c)(d)
Total Investments — 89.5% (Cost — $678,882,000)				687,001,596
Other Assets in Excess of Liabilities — 10.5%				80,780,001
Total Net Assets — 100.0%				$767,781,597

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin International Aggregate Bond ETF
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $24,713,732 and the cost was $24,713,732 (Note 3).

Abbreviation(s) used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
PLN	—	Polish Zloty
SEK	—	Swedish Krona
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	1,300,000,000	USD	845,720	BNP Paribas SA	7/30/26	$(5,094)
USD	1,220,024	AUD	1,710,000	BNP Paribas SA	7/30/26	36,693
USD	11,043,171	AUD	15,390,000	BNP Paribas SA	7/30/26	393,193
USD	12,485,457	AUD	17,400,000	BNP Paribas SA	7/30/26	444,546
USD	758,225	CAD	1,050,000	BNP Paribas SA	7/30/26	16,981
USD	8,964,385	CAD	12,150,000	BNP Paribas SA	7/30/26	387,134
USD	45,438,760	EUR	40,000,000	BNP Paribas SA	7/30/26	(317,153)
USD	135,897,423	EUR	115,300,000	BNP Paribas SA	7/30/26	4,006,004
USD	336,774	GBP	250,000	BNP Paribas SA	7/30/26	5,168
USD	41,517,724	GBP	30,650,000	BNP Paribas SA	7/30/26	862,810
USD	1,903,137	JPY	300,000,000	BNP Paribas SA	7/30/26	53,999
USD	28,471,248	JPY	4,500,000,000	BNP Paribas SA	7/30/26	734,179
USD	17,778,905	KRW	26,100,000,000	BNP Paribas SA	7/30/26	901,706
USD	1,193,989	MXN	20,711,853	BNP Paribas SA	7/30/26	12,327
USD	4,928,791	MXN	86,288,147	BNP Paribas SA	7/30/26	5,841
USD	10,032,513	PLN	36,300,000	BNP Paribas SA	7/30/26	383,366
USD	11,663,368	SEK	106,800,000	BNP Paribas SA	7/30/26	632,191
USD	2,142,945	AUD	3,000,000	Citibank N.A.	7/30/26	66,926
USD	18,022,872	CAD	24,420,000	Citibank N.A.	7/30/26	783,658
USD	111,575,086	CNH	756,700,000	Citibank N.A.	7/30/26	(55,824)
USD	3,499,023	EUR	3,000,000	Citibank N.A.	7/30/26	67,329
USD	145,960,819	EUR	123,800,000	Citibank N.A.	7/30/26	4,346,269
USD	7,933,749	GBP	5,870,000	Citibank N.A.	7/30/26	147,636
USD	34,544,722	GBP	25,500,000	Citibank N.A.	7/30/26	720,895
USD	48,709,197	JPY	7,699,000,000	Citibank N.A.	7/30/26	1,254,154
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin International Aggregate Bond ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,433,271	MXN	25,100,000	Citibank N.A.	7/30/26	$1,255
USD	536,072	PLN	1,950,000	Citibank N.A.	7/30/26	17,730
USD	2,639,075	PLN	9,550,000	Citibank N.A.	7/30/26	100,525
USD	13,895,219	PLN	50,000,000	Citibank N.A.	7/30/26	604,382
USD	332,877	SEK	3,100,000	Citibank N.A.	7/30/26	12,684
USD	14,577,509	SEK	133,500,000	Citibank N.A.	7/30/26	788,538
Net unrealized appreciation on open forward foreign currency contracts						$17,410,048

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 97.3%
Communication Services — 7.5%
Diversified Telecommunication Services — 3.6%
AT&T Inc., Senior Notes	3.500%	6/1/41	$9,000,000	$6,929,438
Comcast Corp., Senior Notes	3.750%	4/1/40	2,200,000	1,759,451
Comcast Corp., Senior Notes	4.950%	10/15/58	1,000,000	801,137
RD Michigan Property Owner I LLC, Senior Secured Notes	7.500%	3/30/45	2,300,000	2,300,424 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	2,725,000	2,718,601 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.050% to 5/14/33 then 5 year Treasury Constant Maturity Rate + 1.813%)	6.050%	5/14/58	485,000	489,618 (b)
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	2,600,000	2,600,207
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,400,000	3,402,666
Total Diversified Telecommunication Services				21,001,542
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,290,000	1,286,104 (a)
Interactive Media & Services — 1.0%
Alphabet Inc., Senior Notes	4.400%	2/15/33	1,780,000	1,742,302
Alphabet Inc., Senior Notes	5.450%	11/15/55	2,500,000	2,398,192
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	1,600,000	1,593,734
Total Interactive Media & Services				5,734,228
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	2,150,000	1,927,051
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,600,000	2,489,558
Fox Corp., Senior Notes	6.500%	10/13/33	525,000	558,993
Total Media				4,975,602
Wireless Telecommunication Services — 1.9%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	1,855,000	1,860,283 (a)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	7,000,000	6,434,885
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	2,800,000	2,814,100
Total Wireless Telecommunication Services				11,109,268

Total Communication Services				44,106,744
Consumer Discretionary — 5.2%
Automobiles — 1.7%
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	3,540,000	3,548,048
Hyundai Capital America, Senior Notes	5.350%	3/19/29	4,200,000	4,258,935 (a)
Hyundai Capital America, Senior Notes	4.550%	9/26/29	2,400,000	2,382,181 (a)
Total Automobiles				10,189,164
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	2.875%	5/12/41	650,000	481,636
Amazon.com Inc., Senior Notes	5.800%	3/13/56	3,100,000	3,082,387
Total Broadline Retail				3,564,023
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	2,696,000	2,592,320 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	3/15/30	1,650,000	1,671,142 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Carnival Corp. Ltd., Senior Secured Notes	4.000%	8/1/28	$1,915,000	$1,880,519 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	1,400,000	1,390,395
Total Hotels, Restaurants & Leisure				7,534,376
Specialty Retail — 1.4%
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	2,850,000	2,080,184
Home Depot Inc., Senior Notes	3.625%	4/15/52	4,900,000	3,547,583
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	4,250,000	2,692,664
Total Specialty Retail				8,320,431
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry Inc., Senior Notes	5.500%	3/11/35	885,000	891,616

Total Consumer Discretionary				30,499,610
Consumer Staples — 5.4%
Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	2,990,000	2,725,607
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,600,000	1,630,521
Keurig Dr Pepper Inc., Senior Notes	4.050%	4/15/32	1,000,000	949,383
Keurig Dr Pepper Inc., Senior Notes	5.300%	3/15/34	1,600,000	1,604,578
Total Beverages				6,910,089
Consumer Staples Distribution & Retail — 0.3%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	1,585,000	1,506,005 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	500,000	435,242 (a)
Total Consumer Staples Distribution & Retail				1,941,247
Food Products — 2.0%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.625%	1/15/32	3,000,000	2,781,797
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.500%	1/15/36	1,050,000	1,049,129
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	1,120,000	1,116,030 (a)
Kellanova, Senior Notes	4.500%	4/1/46	445,000	383,955
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,775,000	1,591,194
Mars Inc., Senior Notes	2.375%	7/16/40	1,360,000	967,927 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,800,000	1,774,552 (a)
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	2,225,000	2,029,726
Total Food Products				11,694,310
Tobacco — 1.9%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	3,750,000	3,671,197
BAT Capital Corp., Senior Notes	4.390%	8/15/37	1,686,000	1,542,722
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	5,500,000	5,647,608
Total Tobacco				10,861,527

Total Consumer Staples				31,407,173
Energy — 4.9%
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	800,000	790,850
Oil, Gas & Consumable Fuels — 4.8%
Aker BP ASA, Senior Notes	5.800%	10/1/54	1,450,000	1,350,815 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Eastern Gas Transmission & Storage Inc., Senior Notes	3.900%	11/15/49	$1,000,000	$737,614
Energy Transfer LP, Senior Notes	5.150%	3/15/45	5,200,000	4,641,241
Eni SpA, Senior Notes	5.250%	5/18/36	1,705,000	1,677,390 (a)
Hess Corp., Senior Notes	5.600%	2/15/41	4,100,000	4,153,504
MPLX LP, Senior Notes	4.700%	4/15/48	2,120,000	1,762,322
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,020,000	2,157,142
Targa Resources Corp., Senior Notes	6.050%	5/15/56	1,600,000	1,583,684
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	4,000,000	3,794,856
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	1,200,000	1,188,434
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	1,200,000	1,196,662
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,350,000	1,372,180
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	2,550,000	2,544,909
Total Oil, Gas & Consumable Fuels				28,160,753

Total Energy				28,951,603
Financials — 35.4%
Banks — 21.7%
Banco Santander SA, Subordinated Notes	2.749%	12/3/30	1,400,000	1,270,210
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,000,000	3,691,665 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,585,000	6,456,886 (b)
Bank of America Corp., Senior Notes (5.202% to 4/25/28 then SOFR + 1.630%)	5.202%	4/25/29	7,250,000	7,318,704 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	1,650,000	1,685,580 (b)
Bank of America Corp., Subordinated Notes (5.744% to 2/12/35 then SOFR + 1.697%)	5.744%	2/12/36	2,000,000	2,041,346 (b)
Barclays PLC, Senior Notes (5.086% to 2/25/28 then SOFR + 0.960%)	5.086%	2/25/29	4,795,000	4,822,598 (b)
CaixaBank SA, Senior Notes (5.402% to 4/22/36 then SOFR + 1.530%)	5.402%	4/22/37	475,000	470,510 (a)(b)
Citibank NA, Senior Notes	4.914%	5/29/30	6,300,000	6,378,839
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	1,700,000	1,732,771 (b)(c)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	4,000,000	3,624,759 (b)
Citigroup Inc., Senior Notes (3.668% to 7/24/27 then 3 mo. Term SOFR + 1.652%)	3.668%	7/24/28	6,450,000	6,394,053 (b)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	3,050,000	3,069,715 (a)(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,700,000	6,177,224 (b)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	7,050,000	6,384,312 (b)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	2,400,000	2,407,222 (b)
JPMorgan Chase & Co., Senior Notes (5.148% to 4/23/36 then SOFR + 1.260%)	5.148%	4/23/37	1,810,000	1,797,647 (b)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	6,350,000	6,544,111 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,600,000	1,624,980 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.159% to 4/24/30 then 1 year Treasury Constant Maturity Rate + 1.170%)	5.159%	4/24/31	2,690,000	2,718,737 (b)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	5,000,000	5,109,097 (b)
National Australia Bank Ltd., Subordinated Notes	2.332%	8/21/30	3,850,000	3,470,669 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
NatWest Group PLC, Senior Notes (4.964% to 8/15/29 then 1 year Treasury Constant Maturity Rate + 1.220%)	4.964%	8/15/30	$3,050,000	$3,059,518 (b)
PNC Financial Services Group Inc., Senior Notes (5.222% to 1/29/30 then SOFR + 1.072%)	5.222%	1/29/31	6,700,000	6,809,683 (b)
Royal Bank of Canada, Senior Notes (4.970% to 5/2/30 then SOFR + 1.130%)	4.970%	5/2/31	4,000,000	4,029,075 (b)
Truist Financial Corp., Senior Notes (4.597% to 1/27/31 then SOFR + 0.965%)	4.597%	1/27/32	3,000,000	2,959,326 (b)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	5,000,000	5,266,958 (b)
US Bancorp, Senior Notes (5.100% to 7/23/29 then SOFR + 1.250%)	5.100%	7/23/30	3,500,000	3,543,525 (b)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	7,240,000	7,260,621 (b)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	4,000,000	4,045,439 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	5,000,000	5,084,955 (b)
Total Banks				127,250,735
Capital Markets — 8.4%
Charles Schwab Corp., Senior Notes (5.493% to 5/21/36 then SOFR + 1.280%)	5.493%	5/21/37	1,000,000	1,013,874 (b)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	6,250,000	6,175,260 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	1,470,000	1,435,772 (b)
Goldman Sachs Group Inc., Senior Notes (5.218% to 4/23/30 then SOFR + 1.580%)	5.218%	4/23/31	2,000,000	2,020,285 (b)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	6,000,000	6,022,462 (b)
Jackson National Life Global Funding, Secured Notes	5.550%	7/2/27	2,000,000	2,018,564 (a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	8,575,000	7,461,148 (b)
Morgan Stanley, Senior Notes (5.192% to 4/17/30 then SOFR + 1.510%)	5.192%	4/17/31	4,100,000	4,143,901 (b)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	6,000,000	6,039,484 (b)
Morgan Stanley, Senior Notes (5.900% to 3/13/46 then SOFR + 1.782%)	5.900%	3/13/47	815,000	824,212 (b)
Morgan Stanley Bank NA, Senior Notes (4.788% to 5/10/29 then SOFR + 0.974%)	4.788%	5/10/30	2,000,000	2,002,245 (b)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,600,000	1,514,171 (a)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	5,250,000	5,190,446 (a)(b)
UBS Group AG, Senior Notes (5.428% to 2/8/29 then 1 year Treasury Constant Maturity Rate + 1.520%)	5.428%	2/8/30	3,658,000	3,710,408 (a)(b)
Total Capital Markets				49,572,232
Consumer Finance — 1.3%
American Express Co., Senior Notes (4.804% to 10/24/35 then SOFR + 1.237%)	4.804%	10/24/36	2,050,000	1,985,895 (b)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	2,400,000	2,424,978 (b)
Capital One Financial Corp., Subordinated Notes (6.183% to 1/30/35 then SOFR + 2.036%)	6.183%	1/30/36	3,050,000	3,121,227 (b)
Total Consumer Finance				7,532,100
Financial Services — 1.6%
Beignet Investor LLC, Senior Secured Notes	6.581%	5/30/49	2,025,000	2,066,813 (a)
Berkshire Hathaway Energy Co., Senior Notes	5.150%	11/15/43	1,450,000	1,366,176
Berkshire Hathaway Finance Corp., Senior Notes	3.850%	3/15/52	2,310,000	1,749,130
Gabx Leasing LLC, Senior Notes	4.625%	4/15/31	510,000	503,085 (a)
Global Payments Inc., Senior Notes	5.400%	8/15/32	1,650,000	1,644,171
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Horseshoe Funding Trust I, Senior Notes	6.062%	2/15/36	$2,100,000	$2,134,123 (a)
Total Financial Services				9,463,498
Insurance — 2.4%
Aon Global Ltd., Senior Notes	4.750%	5/15/45	2,000,000	1,759,404
Arch Capital Group Ltd., Senior Notes	5.950%	6/15/56	1,700,000	1,716,791
Arthur J Gallagher & Co., Senior Notes	6.500%	2/15/34	2,510,000	2,710,240
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	1,200,000	1,169,654
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	1,350,000	1,329,296 (a)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	960,000	885,228
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	2,000,000	1,946,393
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	1,000,000	1,049,386 (a)(b)
Pricoa Global Funding I, Secured Notes	5.100%	5/30/28	1,600,000	1,616,121 (a)
Total Insurance				14,182,513

Total Financials				208,001,078
Health Care — 13.0%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	5.400%	3/15/54	3,900,000	3,750,375
Amgen Inc., Senior Notes	5.600%	3/2/43	3,000,000	2,983,532
Regeneron Pharmaceuticals Inc., Senior Notes	2.800%	9/15/50	4,350,000	2,662,235
Total Biotechnology				9,396,142
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories, Senior Notes	5.500%	3/15/56	2,380,000	2,332,550
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	4,050,000	3,935,158 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	2,640,000	1,606,678 (a)
VSP Optical Group Inc., Senior Notes	5.400%	6/1/33	910,000	912,735 (a)
Total Health Care Equipment & Supplies				8,787,121
Health Care Providers & Services — 7.2%
Ascension Health, Senior Notes	2.532%	11/15/29	4,000,000	3,751,996
Cigna Group, Senior Notes	3.200%	3/15/40	1,420,000	1,109,419
CSL Finance PLC, Senior Notes	4.250%	4/27/32	3,700,000	3,557,882 (a)
CVS Health Corp., Senior Notes	5.550%	6/1/31	1,850,000	1,905,763
CVS Health Corp., Senior Notes	5.300%	12/5/43	4,930,000	4,600,862
HCA Inc., Senior Notes	3.500%	9/1/30	5,295,000	5,024,507
HCA Inc., Senior Notes	4.600%	11/15/32	4,600,000	4,481,796
Humana Inc., Junior Subordinated Notes (6.625% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 2.891%)	6.625%	9/15/56	995,000	992,354 (b)
Humana Inc., Senior Notes	5.950%	3/15/34	3,385,000	3,505,194
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	1,000,000	1,028,143
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	2,000,000	1,300,343
Mayo Clinic, Senior Notes	3.196%	11/15/61	1,950,000	1,243,259
Sutter Health, Senior Notes	5.164%	8/15/33	2,400,000	2,428,547
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	1,455,000	1,482,414
UnitedHealth Group Inc., Senior Notes	3.050%	5/15/41	7,500,000	5,661,786
Total Health Care Providers & Services				42,074,265
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Life Sciences Tools & Services — 0.3%
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	$2,000,000	$2,067,309
Pharmaceuticals — 2.4%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	4,000,000	3,957,945 (a)
Bristol-Myers Squibb Co., Senior Notes	4.125%	6/15/39	1,400,000	1,248,880
Bristol-Myers Squibb Co., Senior Notes	3.700%	3/15/52	500,000	366,736
Eli Lilly & Co., Senior Notes	5.650%	10/15/65	1,450,000	1,453,000
Eli Lilly & Co., Senior Notes	5.700%	5/20/66	1,200,000	1,207,489
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	1,500,000	1,474,057
Novartis Capital Corp., Senior Notes	5.700%	3/18/56	1,275,000	1,300,167
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	1,400,000	1,319,820
Royalty Pharma PLC, Senior Notes	3.350%	9/2/51	2,950,000	1,982,926
Total Pharmaceuticals				14,311,020

Total Health Care				76,635,857
Industrials — 7.7%
Aerospace & Defense — 5.1%
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	3,655,000	3,624,598 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	3,550,000	3,863,373
Boeing Co., Senior Notes	3.500%	3/1/39	1,325,000	1,081,257
Boeing Co., Senior Notes	3.650%	3/1/47	3,250,000	2,352,478
General Dynamics Corp., Senior Notes	2.850%	6/1/41	1,000,000	745,447
General Dynamics Corp., Senior Notes	3.600%	11/15/42	2,400,000	1,929,000
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	3,700,000	3,702,435 (a)
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	3,955,000	4,198,091
Lockheed Martin Corp., Senior Notes	4.070%	12/15/42	750,000	636,024
Northrop Grumman Corp., Senior Notes	4.950%	3/15/53	3,225,000	2,889,327
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	5,050,000	5,036,725
Total Aerospace & Defense				30,058,755
Electrical Equipment — 0.6%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	1,800,000	1,879,101
Vertiv Holdings Co., Senior Notes	5.950%	3/15/66	1,750,000	1,734,040
Total Electrical Equipment				3,613,141
Ground Transportation — 1.0%
Burlington Northern Santa Fe LLC, Senior Notes	5.750%	5/1/40	5,700,000	5,958,773
Industrial Conglomerates — 0.5%
Siemens Funding BV, Senior Notes	5.800%	5/28/55	2,905,000	3,008,299 (a)
Machinery — 0.3%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,375,000	1,362,278 (a)
Passenger Airlines — 0.2%
United Airlines Inc. Pass-Through Trust	3.450%	7/7/28	1,268,433	1,230,008

Total Industrials				45,231,254
Information Technology — 7.5%
Communications Equipment — 1.1%
Cisco Systems Inc., Senior Notes	5.300%	2/26/54	1,900,000	1,795,588
Motorola Solutions Inc., Senior Notes	5.400%	4/15/34	4,500,000	4,557,695
Total Communications Equipment				6,353,283
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices Inc., Senior Notes	2.800%	10/1/41	$2,000,000	$1,453,969
Broadcom Inc., Senior Notes	4.600%	7/15/30	4,200,000	4,186,707
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	4,500,000	4,693,864 (a)
Intel Corp., Senior Notes	3.734%	12/8/47	2,850,000	2,053,483
Intel Corp., Senior Notes	6.125%	5/15/56	2,065,000	2,063,786
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	1,820,000	1,914,388
Marvell Technology Inc., Senior Notes	5.300%	4/15/36	630,000	627,101
NVIDIA Corp., Senior Notes	4.950%	6/15/36	2,750,000	2,726,948
NVIDIA Corp., Senior Notes	5.550%	6/15/46	4,490,000	4,459,308
NVIDIA Corp., Senior Notes	5.625%	6/15/56	2,280,000	2,264,764
Total Semiconductors & Semiconductor Equipment				26,444,318
Software — 1.8%
Oracle Corp., Senior Notes	2.300%	3/25/28	4,100,000	3,925,223
Oracle Corp., Senior Notes	4.450%	9/26/30	1,000,000	965,678
Oracle Corp., Senior Notes	3.600%	4/1/40	2,450,000	1,787,493
Salesforce Inc., Senior Notes	5.200%	3/15/33	2,190,000	2,194,466
Synopsys Inc., Senior Notes	5.150%	4/1/35	591,000	587,893
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,200,000	1,164,767
Total Software				10,625,520
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	5.250%	2/15/37	640,000	630,293

Total Information Technology				44,053,414
Materials — 1.0%
Containers & Packaging — 0.1%
AptarGroup Inc., Senior Notes	4.750%	3/30/31	500,000	495,426
Metals & Mining — 0.9%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,418,567
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	2,010,000	2,023,045 (a)
Newmont Corp./Newcrest Finance Pty Ltd., Senior Notes	5.350%	3/15/34	650,000	667,199
Total Metals & Mining				5,108,811

Total Materials				5,604,237
Real Estate — 1.9%
Diversified REITs — 0.8%
Equinix Asia Financing Corp. Pte Ltd., Senior Notes	4.400%	3/15/31	800,000	782,184
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	2,600,000	2,308,535
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	1,500,000	1,440,108 (a)
Total Diversified REITs				4,530,827
Real Estate Management & Development — 0.3%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	1,260,000	1,271,328 (a)
ERP Operating LP, Senior Notes	4.950%	6/15/32	496,000	498,802
Total Real Estate Management & Development				1,770,130
Retail REITs — 0.4%
TotalEnergies Capital SA, Senior Notes	5.275%	9/10/54	2,700,000	2,545,470
Specialized REITs — 0.4%
American Tower Corp., Senior Notes	4.700%	12/15/32	2,150,000	2,115,692

Total Real Estate				10,962,119
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 7.8%
Electric Utilities — 6.5%
Baltimore Gas and Electric Co., Senior Notes	4.550%	6/1/52	$2,630,000	$2,187,059
Commonwealth Edison Co., First Mortgage Bonds	4.000%	3/1/48	2,000,000	1,569,480
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	2,050,000	2,201,120
Consumers Energy Co., First Mortgage Bonds	4.050%	5/15/48	2,055,000	1,645,663
DTE Electric Co., Senior Secured Bonds	3.650%	3/1/52	3,400,000	2,487,506
Duke Energy Progress LLC, First Mortgage Bonds	2.500%	8/15/50	6,000,000	3,502,350
EDP Finance BV, Senior Notes	1.710%	1/24/28	3,250,000	3,113,355 (a)
Electricite de France SA, Senior Notes	5.250%	4/22/36	3,400,000	3,339,082 (a)
ENEL Finance International NV, Senior Notes	3.625%	5/25/27	3,000,000	2,975,140 (a)
Georgia Power Co., Senior Notes	4.750%	9/1/40	3,000,000	2,818,853
Georgia Power Co., Senior Notes	4.300%	3/15/42	1,350,000	1,173,184
MidAmerican Energy Co., First Mortgage Bonds	4.250%	5/1/46	1,500,000	1,240,334
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	1,285,000	1,284,098
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	2,300,000	1,726,072
Public Service Electric and Gas Co., First Mortgage Bonds	3.150%	1/1/50	2,500,000	1,688,605
Virginia Electric and Power Co., Senior Notes	4.650%	8/15/43	3,400,000	3,030,695
Vistra Operations Co. LLC, Senior Notes	5.050%	12/30/26	1,000,000	1,001,517 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	10/15/35	1,330,000	1,294,355 (a)
Total Electric Utilities				38,278,468
Gas Utilities — 1.1%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	1,650,000	1,481,617
Southern California Gas Co., First Mortgage Bonds	5.600%	4/1/54	2,470,000	2,374,328
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	2,980,000	2,944,700
Total Gas Utilities				6,800,645
Multi-Utilities — 0.2%
PECO Energy Co., First Mortgage Bonds	4.875%	9/15/35	1,000,000	990,648

Total Utilities				46,069,761
Total Corporate Bonds & Notes (Cost — $590,515,541)				571,522,850
U.S. Government & Agency Obligations — 0.3%
U.S. Government Obligations — 0.3%
U.S. Treasury Notes (Cost — $1,598,768)	4.125%	5/31/31	1,600,000	1,594,375
Total Investments before Short-Term Investments (Cost — $592,114,309)				573,117,225
			Shares
Short-Term Investments — 1.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $7,203,653)	3.545%		7,203,653	7,203,653 (d)(e)
Total Investments — 98.8% (Cost — $599,317,962)				580,320,878
Other Assets in Excess of Liabilities — 1.2%				7,296,654
Total Net Assets — 100.0%				$587,617,532

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Investment Grade Corporate ETF
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $7,203,653 and the cost was $7,203,653 (Note 3).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 44.8%
Communication Services — 4.0%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	4.100%	2/15/28	$14,000	$13,897
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	65,000	58,565 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	10,000	9,977 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	30,000	31,529 (a)
Total Diversified Telecommunication Services				113,968
Entertainment — 0.3%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	22,015
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	20,000	20,933 (a)
Total Entertainment				42,948
Interactive Media & Services — 0.2%
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	30,000	28,255 (a)
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	70,000	62,485 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	20,000	18,637
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	65,000	68,486 (a)
News Corp., Senior Notes	5.125%	2/15/32	19,000	18,621 (a)
Nexstar Media Inc., Senior Notes	7.250%	4/15/34	20,000	19,969 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	20,000	20,012 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	65,000	66,847 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	45,000	45,758 (a)
Univision Communications Inc., Senior Secured Notes	8.875%	4/15/33	10,000	9,851 (a)
Total Media				330,666
Wireless Telecommunication Services — 0.6%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	32,000	32,202
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	35,000	36,673
T-Mobile USA Inc., Senior Notes	4.950%	3/15/28	17,000	17,110
Total Wireless Telecommunication Services				85,985

Total Communication Services				601,822
Consumer Discretionary — 4.7%
Automobiles — 0.1%
Hyundai Capital America, Senior Notes	5.000%	6/18/31	15,000	14,980 (a)
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	4.250%	3/13/31	10,000	9,850
Hotels, Restaurants & Leisure — 3.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	65,000	61,401 (a)
Airbnb Inc., Senior Notes	4.650%	3/16/31	5,000	4,969
Carnival Corp. Ltd., Senior Notes	5.125%	5/1/29	15,000	14,984 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	8/1/32	65,000	65,716 (a)
Carnival Corp. Ltd., Senior Secured Notes	4.000%	8/1/28	38,000	37,316 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	65,000	65,276 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	50,000	52,117 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	$35,000	$33,994 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	15,000	14,576 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	45,000	45,588 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	13,000	13,126 (a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	45,000	42,753 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	40,000	40,082 (a)
Total Hotels, Restaurants & Leisure				491,898
Household Durables — 0.4%
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	4.875%	9/15/28	25,000	24,674 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.750%	1/15/34	20,000	20,078 (a)
Whirlpool Corp., Senior Notes	5.750%	3/1/34	15,000	11,625
Whirlpool Corp., Senior Notes	4.500%	6/1/46	10,000	5,964
Total Household Durables				62,341
Specialty Retail — 0.8%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	35,000	34,086 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	60,000	63,115 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	20,000	20,555 (a)
Total Specialty Retail				117,756
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., Senior Notes	5.500%	6/13/30	19,000	19,144

Total Consumer Discretionary				715,969
Consumer Staples — 1.9%
Consumer Staples Distribution & Retail — 0.4%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	30,000	28,505 (a)
US Foods Inc., Senior Notes	4.625%	6/1/30	30,000	29,309 (a)
Total Consumer Staples Distribution & Retail				57,814
Food Products — 1.3%
Bunge Ltd. Finance Corp., Senior Notes	3.200%	4/21/31	15,000	14,000
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	60,000	61,946 (a)
Industrial F&B Investments III Inc., Senior Secured Notes	7.750%	2/11/33	60,000	61,188 (a)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.000%	2/2/29	29,000	27,842
Kellanova, Senior Notes	7.450%	4/1/31	28,000	31,291
McCormick & Co. Inc., Senior Notes	4.150%	2/15/29	5,000	4,947
Total Food Products				201,214
Tobacco — 0.2%
Philip Morris International Inc., Senior Notes	4.625%	11/1/29	32,000	32,059

Total Consumer Staples				291,087
Energy — 6.0%
Energy Equipment & Services — 0.8%
Archrock Services LP/Archrock Partners Finance Corp., Senior Notes	6.000%	2/1/34	10,000	9,946 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	25,000	25,685 (a)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	10,000	10,163 (a)(b)
Transocean International Ltd., Senior Notes	7.875%	10/15/32	40,000	41,778 (a)
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	22,000	22,362 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy Equipment & Services — continued
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	$15,000	$15,313 (a)
Total Energy Equipment & Services				125,247
Oil, Gas & Consumable Fuels — 5.2%
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	18,000	18,710 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	65,000	66,990 (a)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	140,000	142,642
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	65,000	65,558 (c)(d)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	13,000	13,087
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	55,000	53,083 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	60,000	62,510 (a)
Kinder Morgan Inc., Senior Notes	5.000%	2/1/29	13,000	13,119
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	60,000	60,376 (a)
Murphy Oil Corp., Senior Notes	6.000%	10/1/32	10,000	9,965
Murphy Oil Corp., Senior Notes	6.500%	2/15/34	5,000	4,956
Petroleos Mexicanos, Senior Notes	6.700%	2/16/32	50,000	50,474
Sunoco LP, Senior Notes	6.250%	7/1/33	35,000	35,331 (a)
Sunoco LP, Senior Notes	5.625%	7/15/34	10,000	9,766 (a)
Targa Resources Corp., Senior Notes	4.350%	4/15/31	5,000	4,886
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	30,000	30,341 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	60,000	64,078 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	45,000	49,408 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	19,000	18,947
Total Oil, Gas & Consumable Fuels				774,227

Total Energy				899,474
Financials — 8.4%
Banks — 1.2%
Bank of America Corp., Senior Notes (3.194% to 7/23/29 then 3 mo. Term SOFR + 1.442%)	3.194%	7/23/30	39,000	37,279 (d)
Bank of America Corp., Senior Notes (4.695% to 4/23/31 then SOFR + 1.040%)	4.695%	4/23/32	20,000	19,836 (d)
Citigroup Inc., Senior Notes (4.542% to 9/19/29 then SOFR + 1.338%)	4.542%	9/19/30	38,000	37,739 (d)
JPMorgan Chase & Co., Senior Notes (4.603% to 10/22/29 then SOFR + 1.040%)	4.603%	10/22/30	38,000	37,837 (d)
JPMorgan Chase & Co., Senior Notes (4.622% to 4/23/31 then SOFR + 0.990%)	4.622%	4/23/32	20,000	19,774 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	31,000	31,527 (d)
Total Banks				183,992
Capital Markets — 1.8%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	36,000	36,370
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	19,000	18,767
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	20,000	20,816 (a)
Goldman Sachs Group Inc., Senior Notes (4.594% to 4/20/29 then SOFR + 0.990%)	4.594%	4/20/30	5,000	4,973 (d)
Goldman Sachs Group Inc., Senior Notes (4.972% to 6/3/31 then SOFR + 1.030%)	4.972%	6/3/32	10,000	9,996 (d)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	10,000	9,808 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (4.654% to 10/18/29 then SOFR + 1.100%)	4.654%	10/18/30	$38,000	$37,801 (d)
Morgan Stanley, Senior Notes (4.708% to 3/12/31 then SOFR + 1.195%)	4.708%	3/12/32	15,000	14,818 (d)
MSCI Inc., Senior Notes	3.625%	9/1/30	20,000	18,927 (a)
Nasdaq Inc., Senior Notes	5.350%	6/28/28	8,000	8,109
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	50,000	50,114 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	35,000	36,770 (a)
Total Capital Markets				267,269
Consumer Finance — 1.4%
Ally Financial Inc., Senior Notes	2.200%	11/2/28	20,000	18,889
American Express Co., Senior Notes (5.098% to 2/16/27 then SOFR + 1.000%)	5.098%	2/16/28	14,000	14,057 (d)
FirstCash Inc., Senior Notes	6.875%	3/1/32	60,000	61,730 (a)
FirstCash Inc., Senior Notes	6.125%	5/1/34	10,000	9,959 (a)
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	60,000	61,264
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	45,000	43,890 (a)
Total Consumer Finance				209,789
Financial Services — 2.3%
Freedom Mortgage Corp., Senior Notes	12.250%	10/1/30	50,000	53,984 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	5,000	5,185 (a)
Gabx Leasing LLC, Senior Notes	4.625%	4/15/31	15,000	14,797 (a)
Global Payments Inc., Senior Notes	2.150%	1/15/27	19,000	18,757
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	61,735 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	60,000	63,124 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	18,000	18,730
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	18,000	18,123
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	37,000	38,095 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/31	15,000	15,331 (a)
Rocket Cos. Inc., Senior Notes	6.375%	8/1/33	40,000	40,728 (a)
Total Financial Services				348,589
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	7.500%	11/6/30	45,000	42,711 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	45,000	45,382 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	15,000	15,252 (a)
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	13,000	13,100
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	20,000	20,167 (a)
Athene Global Funding, Senior Secured Notes	5.349%	7/9/27	32,000	32,229 (a)
Brown & Brown Inc., Senior Notes	4.700%	6/23/28	19,000	18,999
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	19,000	18,976
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	14,000	14,051
HUB International Ltd., Senior Secured Notes	7.250%	6/15/30	40,000	41,070 (a)
Total Insurance				261,937

Total Financials				1,271,576
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 2.7%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	4.125%	3/15/31	$10,000	$9,790
Amgen Inc., Senior Notes	5.150%	3/2/28	32,000	32,312
Total Biotechnology				42,102
Health Care Equipment & Supplies — 0.6%
Insulet Corp., Senior Notes	6.500%	4/1/33	60,000	60,903 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	40,000	38,866 (a)
Total Health Care Equipment & Supplies				99,769
Health Care Providers & Services — 0.9%
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	50,000	52,266 (a)
CVS Health Corp., Senior Notes	1.875%	2/28/31	5,000	4,387
DaVita Inc., Senior Notes	6.875%	9/1/32	60,000	61,914 (a)
HCA Inc., Senior Notes	4.125%	6/15/29	14,000	13,787
Total Health Care Providers & Services				132,354
Life Sciences Tools & Services — 0.4%
Illumina Inc., Senior Notes	4.650%	9/9/26	19,000	19,007
IQVIA Inc., Senior Notes	6.250%	6/1/32	45,000	45,807 (a)
Total Life Sciences Tools & Services				64,814
Pharmaceuticals — 0.5%
Novartis Capital Corp., Senior Notes	4.400%	3/18/31	25,000	24,823
Royalty Pharma PLC, Senior Notes	2.200%	9/2/30	37,000	33,446
Viatris Inc., Senior Notes	2.300%	6/22/27	20,000	19,534
Total Pharmaceuticals				77,803

Total Health Care				416,842
Industrials — 6.7%
Aerospace & Defense — 2.5%
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	18,000	18,411 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	19,000	18,842 (a)
Boeing Co., Senior Notes	6.298%	5/1/29	86,000	89,546
Boeing Co., Senior Notes	2.950%	2/1/30	30,000	28,233
Boeing Co., Senior Notes	3.750%	2/1/50	90,000	65,713
Bombardier Inc., Senior Notes	7.000%	6/1/32	35,000	36,301 (a)
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	15,000	14,745 (a)
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	29,000	27,935
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	20,000	19,947
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	60,000	61,585 (a)
Total Aerospace & Defense				381,258
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	35,000	35,758 (a)
Commercial Services & Supplies — 1.6%
Republic Services Inc., Senior Notes	5.000%	11/15/29	31,000	31,421
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	62,268 (a)
Veritiv Operating Co., Senior Secured Notes	10.500%	11/30/30	25,000	25,600 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	60,000	61,547 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	60,000	61,549 (a)
Total Commercial Services & Supplies				242,385
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Construction & Engineering — 0.3%
Arcosa Inc., Senior Notes	4.375%	4/15/29	$45,000	$44,292 (a)
Electrical Equipment — 0.2%
Gates Corp., Senior Notes	6.875%	7/1/29	30,000	30,721 (a)
Ground Transportation — 0.4%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	60,000	61,648 (a)
Machinery — 0.3%
Esab Corp., Senior Notes	5.625%	4/1/31	45,000	45,161 (a)
Passenger Airlines — 0.3%
AS Mileage Plan IP Ltd., Senior Secured Notes	5.021%	10/20/29	37,000	36,705 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	10,000	9,868 (a)
Total Passenger Airlines				46,573
Professional Services — 0.3%
CACI International Inc., Senior Notes	6.375%	6/15/33	45,000	45,667 (a)
Trading Companies & Distributors — 0.5%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	50,000	52,074 (a)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	20,000	19,991 (a)
Total Trading Companies & Distributors				72,065

Total Industrials				1,005,528
Information Technology — 3.2%
Communications Equipment — 0.1%
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	16,000	14,438
IT Services — 0.4%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	50,000	53,968 (a)
CoreWeave Inc., Senior Notes	9.750%	10/1/31	5,000	4,992 (a)
Total IT Services				58,960
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp., Senior Notes	2.450%	11/15/29	15,000	13,960
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	19,000	18,963
NVIDIA Corp., Senior Notes	4.500%	6/15/31	50,000	49,834
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	60,000	61,121 (a)
Total Semiconductors & Semiconductor Equipment				143,878
Software — 1.1%
Atlassian Corp., Senior Notes	5.250%	5/15/29	37,000	37,099
Gen Digital Inc., Senior Notes	6.250%	4/1/33	40,000	39,452 (a)
Oracle Corp., Senior Notes	4.550%	2/4/29	35,000	34,509
Oracle Corp., Senior Notes	4.950%	2/4/31	15,000	14,688
Salesforce Inc., Senior Notes	4.500%	3/15/28	15,000	14,986
Synopsys Inc., Senior Notes	4.850%	4/1/30	32,000	32,062
Total Software				172,796
Technology Hardware, Storage & Peripherals — 0.6%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	15,000	15,211 (a)
Dell International LLC/EMC Corp., Senior Notes	4.750%	7/15/31	5,000	4,971
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	14,000	13,921
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	60,000	61,102
Total Technology Hardware, Storage & Peripherals				95,205

Total Information Technology				485,277
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 3.0%
Chemicals — 0.4%
Element Solutions Inc., Senior Notes	3.875%	9/1/28	$40,000	$39,055 (a)
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	25,000	26,696 (a)
Total Chemicals				65,751
Construction Materials — 0.7%
Cemex SAB de CV, Senior Notes	5.750%	6/5/36	30,000	29,940
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	25,000	26,374 (a)
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	45,000	44,727 (a)
Total Construction Materials				101,041
Containers & Packaging — 0.5%
Berry Global Inc., Senior Secured Notes	1.650%	1/15/27	14,000	13,791
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	60,000	58,281 (a)
Total Containers & Packaging				72,072
Metals & Mining — 1.1%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	15,000	14,900 (a)
Commercial Metals Co., Senior Notes	5.750%	11/15/33	35,000	34,812 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	14,000	13,955 (a)
Mineral Resources Ltd., Senior Notes	7.000%	4/1/31	30,000	31,075 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	65,000	65,515 (a)
Total Metals & Mining				160,257
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.600%	5/15/31	25,000	24,799 (a)
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	25,000	23,355 (a)
Total Paper & Forest Products				48,154

Total Materials				447,275
Real Estate — 2.0%
Diversified REITs — 0.3%
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	38,000	37,769 (a)
Health Care REITs — 0.2%
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	30,000	30,915 (a)
Hotel & Resort REITs — 0.6%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	60,000	61,427 (a)
XHR LP, Senior Notes	6.625%	5/15/30	35,000	35,851 (a)
Total Hotel & Resort REITs				97,278
Specialized REITs — 0.9%
American Tower Corp., Senior Notes	3.550%	7/15/27	28,000	27,761
Crown Castle Inc., Senior Notes	4.900%	9/1/29	18,000	18,072
Equinix Inc., Senior Notes	3.200%	11/18/29	15,000	14,289
Iron Mountain Inc., Senior Notes	6.250%	1/15/35	10,000	10,052 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	40,000	40,568 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	20,000	19,724 (a)
Total Specialized REITs				130,466

Total Real Estate				296,428
Utilities — 2.2%
Electric Utilities — 1.9%
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	13,000	13,207
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	$10,000	$9,834
Eversource Energy, Senior Notes	5.450%	3/1/28	13,000	13,151
IPALCO Enterprises Inc., Senior Secured Notes	4.250%	5/1/30	19,000	18,460
NRG Energy Inc., Senior Notes	6.250%	11/1/34	60,000	60,778 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	10,000	9,974 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.100%	1/15/29	18,000	18,537
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	5,000	4,996
Southern Co., Senior Notes	5.500%	3/15/29	31,000	31,708
Talen Energy Supply LLC, Senior Notes	6.125%	5/1/31	20,000	20,009 (a)
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	35,000	34,802 (a)
Vistra Operations Co. LLC, Senior Notes	4.300%	7/15/29	38,000	37,246 (a)
Vistra Operations Co. LLC, Senior Notes	4.700%	1/31/31	10,000	9,814 (a)
Total Electric Utilities				282,516
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., Senior Notes	5.450%	6/1/28	18,000	18,203
Clearway Energy Operating LLC, Senior Notes	3.750%	1/15/32	30,000	27,317 (a)
Total Independent Power and Renewable Electricity Producers				45,520

Total Utilities				328,036
Total Corporate Bonds & Notes (Cost — $6,805,881)				6,759,314
Collateralized Mortgage Obligations(e) — 18.3%
A&D Mortgage Trust, 2024-NQM1 A2	6.347%	2/25/69	54,591	54,689 (a)
Banc of America Commercial Mortgage Trust, 2015-UBS7 B	4.429%	9/15/48	8,150	8,121 (d)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	19,000	19,263 (d)
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	37,000	37,187 (d)
Benchmark Mortgage Trust, 2019-B14 A2	2.915%	12/15/62	18,007	17,545
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	26,071	24,685
Benchmark Mortgage Trust, 2025-V17 XA, IO	1.727%	9/15/58	151,000	8,288 (d)
Benchmark Mortgage Trust, 2026-V21 AS	5.506%	3/15/59	15,000	15,133
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	37,000	37,798 (d)
BMO Mortgage Trust, 2025-5C11 AS	5.938%	7/15/58	22,000	22,415
BMO Mortgage Trust, 2025-5C12 XA, IO	1.659%	10/15/58	999,689	54,004 (d)
Cantor Commercial Real Estate Lending, 2019-CF3 A2	2.942%	1/15/53	7,779	7,390
CD Mortgage Trust, 2016-CD1 A4	2.724%	8/10/49	14,525	14,464
CFCRE Commercial Mortgage Trust, 2016-C6 B	3.804%	11/10/49	24,000	22,852
Citigroup Commercial Mortgage Trust, 2015-GC33 B	4.480%	9/10/58	15,125	14,684 (d)
Citigroup Commercial Mortgage Trust, 2015-GC33 C	4.480%	9/10/58	26,000	22,665 (d)
Commercial Mortgage Trust, 2012-CR4 AM	3.251%	10/15/45	24,000	23,309
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	16,347	15,681
Commercial Mortgage Trust, 2014-CR14 C	3.246%	2/10/47	23,000	22,497 (d)
Commercial Mortgage Trust, 2014-CR15 C	3.961%	2/10/47	25,000	23,583 (d)
Commercial Mortgage Trust, 2014-CR17 B	4.377%	5/10/47	22,561	22,452
Commercial Mortgage Trust, 2014-CR17 C	4.941%	5/10/47	30,000	29,270 (d)
Commercial Mortgage Trust, 2017-COR2 C	4.739%	9/10/50	25,000	23,761 (d)
Commercial Mortgage Trust, 2018-COR3 AM	4.496%	5/10/51	32,000	29,687 (d)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	87,327	87,707 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4839 WS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	2.393%	8/15/56	$202,596	$25,272 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5016 PI, IO, PAC	3.000%	9/25/50	376,742	65,230
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5158 IV, IO, PAC	4.000%	1/25/49	518,200	107,426
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5164 IC, IO	4.000%	11/25/51	483,129	99,817
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5493 FK (30 Day Average SOFR + 1.150%)	4.778%	1/25/55	59,785	60,484 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	4.778%	5/25/55	100,816	102,029 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 B2 (30 Day Average SOFR + 11.000%)	14.628%	3/25/42	104,000	111,070 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA3 M1 (30 Day Average SOFR + 1.100%)	4.728%	9/25/45	13,536	13,550 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2019-FTR3 B2 (30 Day Average SOFR + 4.914%)	8.527%	9/25/47	76,000	83,305 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.628%	10/25/41	70,000	71,007 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2026-R01 2M2 (30 Day Average SOFR + 1.350%)	4.978%	1/25/46	16,000	15,983 (a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 ID, IO	4.000%	7/25/50	272,381	59,385
Federal National Mortgage Association (FNMA) REMIC, 2020-77 HI, IO	4.000%	11/25/50	296,041	59,889
Federal National Mortgage Association (FNMA) REMIC, 2024-49 AF (30 Day Average SOFR + 1.100%)	4.728%	7/25/54	49,160	49,596 (d)
Federal National Mortgage Association (FNMA) REMIC, 2024-95 KF (30 Day Average SOFR + 1.100%)	4.728%	12/25/54	84,147	84,945 (d)
Federal National Mortgage Association (FNMA) STRIPS, 438 C7, IO	3.000%	1/25/53	361,146	63,657
Government National Mortgage Association (GNMA), 2016-042 IO, IO	5.000%	2/20/46	451,430	85,425
Government National Mortgage Association (GNMA), 2021-213 PI, IO, PAC	4.500%	4/20/50	197,636	43,102
Government National Mortgage Association (GNMA), 2022-078 IO, IO	3.000%	8/20/51	636,950	110,758
Government National Mortgage Association (GNMA), 2022-081 BI, IO	2.500%	11/20/50	638,013	91,057
Government National Mortgage Association (GNMA), 2022-213 IH, IO	6.000%	12/20/52	124,389	23,423
Government National Mortgage Association (GNMA), 2023-040 CI, IO	2.000%	10/20/50	860,937	84,693
Government National Mortgage Association (GNMA), 2025-214 KI, IO, PAC	5.500%	12/20/55	267,940	57,064
GS Mortgage Securities Trust, 2014-GC24 B	4.449%	9/10/47	8,961	8,765 (d)
GS Mortgage Securities Trust, 2015-GC30 B	4.094%	5/10/50	22,808	22,266 (d)
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	37,246	35,630
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	30,000	29,344
JPMBB Commercial Mortgage Securities Trust, 2014-C18 C	4.659%	2/15/47	20,000	19,536 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 AS	3.056%	8/15/49	17,000	16,907
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 AS	3.144%	8/15/49	25,000	24,319
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 B	3.708%	5/15/46	13,613	13,013 (d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 B	3.854%	3/15/48	4,620	4,530 (d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 B	3.883%	4/15/48	25,000	22,891 (d)
Morgan Stanley Capital I Trust, 2016-BNK2, A4	3.049%	11/15/49	23,000	22,696
Morgan Stanley Capital I Trust, 2016-UB11 C	3.691%	8/15/49	40,000	39,722 (d)
OBX Trust, 2024-NQM8 A1	6.233%	5/25/64	75,595	76,036 (a)
UBS Commercial Mortgage Trust, 2019-C17 XA, IO	1.577%	10/15/52	898,123	33,656 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
VEGAS, 2024-GCS D	6.424%	7/10/36	$15,000	$14,972 (a)(d)
VRTX Trust, 2025-HQ C	6.119%	8/5/42	31,000	30,549 (a)(d)
VRTX Trust, 2025-HQ D	6.815%	8/5/42	23,000	22,763 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	39,000	38,695
Wells Fargo Commercial Mortgage Trust, 2025-5C6 XA, IO	1.580%	10/15/58	999,656	49,470 (d)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	9,971	9,826 (d)

Total Collateralized Mortgage Obligations (Cost — $2,730,673)				2,762,883
Mortgage-Backed Securities — 16.4%
FNMA — 14.0%
Federal National Mortgage Association (FNMA)	2.500%	8/1/56	160,000	133,662 (f)
Federal National Mortgage Association (FNMA)	3.000%	8/1/56	60,000	52,294 (f)
Federal National Mortgage Association (FNMA)	3.500%	8/1/56	80,000	72,534 (f)
Federal National Mortgage Association (FNMA)	4.500%	8/1/56	385,000	368,532 (f)
Federal National Mortgage Association (FNMA)	5.500%	8/1/56	1,230,000	1,232,297 (f)
Federal National Mortgage Association (FNMA)	6.000%	8/1/56	160,000	163,054 (f)
Federal National Mortgage Association (FNMA)	6.500%	8/1/56	90,000	92,998 (f)
Total FNMA				2,115,371
GNMA — 2.4%
Government National Mortgage Association (GNMA) II	4.500%	8/1/56	60,000	57,586 (f)
Government National Mortgage Association (GNMA) II	5.500%	8/1/56	300,000	301,123 (f)
Total GNMA				358,709

Total Mortgage-Backed Securities (Cost — $2,481,040)				2,474,080
Asset-Backed Securities — 10.4%
BRAVO Residential Funding Trust, 2025-HE1 A1 (30 Day Average SOFR + 1.350%)	4.978%	9/25/72	77,500	77,738 (a)(d)
CIFC Funding Ltd., 2022-4A BR (3 mo. Term SOFR + 1.550%)	5.230%	7/16/35	300,000	300,474 (a)(d)
Compass Datacenters Issuer LLC, 2025-2A A1	4.926%	11/25/50	88,000	86,218 (a)
Lendbuzz Securitization Trust, 2026-1A C	5.740%	9/15/31	28,191	27,956 (a)
PRET LLC, 2026-NPL1 A1	5.180%	1/25/56	95,397	94,669 (a)
PRET LLC, 2026-RN2 A1	5.770%	7/25/56	100,000	100,280 (a)(b)
PRET Trust, 2026-RN1 A1	5.668%	6/25/66	100,000	100,127 (a)
RCO Mortgage LLC, 2025-3 A1	6.435%	5/25/30	49,904	49,984 (a)
RCO Mortgage LLC, 2026-2 A1	5.765%	5/25/31	96,850	96,756 (a)
Rockford Tower CLO Ltd., 2021-2A A2R (3 mo. Term SOFR + 1.500%)	5.175%	7/20/34	300,000	300,309 (a)(d)
SF ABS Issuer LLC, 2025-1A A2	5.377%	11/25/55	38,000	37,419 (a)
Trinitas CLO Ltd., 2021-17A B1R (3 mo. Term SOFR + 1.650%)	5.325%	10/20/34	300,000	300,637 (a)(d)

Total Asset-Backed Securities (Cost — $1,573,361)				1,572,567
Sovereign Bonds — 9.0%
Argentina — 0.1%
Provincia de Cordoba, Senior Notes	8.600%	2/3/35	10,000	9,963 (a)
Provincia del Chubut Argentina, Senior Secured Notes	9.450%	4/29/36	10,000	10,600 (a)
Total Argentina				20,563
Brazil — 1.1%

Brazilian Government International Bond, Senior Notes	8.250%	1/20/34	150,000	169,905
Bulgaria — 0.6%

Bulgaria Government International Bond, Senior Notes	5.000%	3/5/37	90,000	88,022 (g)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

El Salvador — 0.5%
El Salvador Government International Bond, Senior Notes	8.625%	2/28/29	$30,000	$31,684 (g)
El Salvador Government International Bond, Senior Notes	7.650%	6/15/35	40,000	41,479 (a)
Total El Salvador				73,163
Ghana — 0.4%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	70,000	64,991 (a)
Mexico — 1.2%

Mexico Government International Bond, Senior Notes	6.750%	9/27/34	170,000	179,758
Peru — 1.1%

Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	180,000	166,293
Philippines — 0.9%

Philippine Government International Bond, Senior Notes	9.500%	2/2/30	120,000	139,412
Poland — 0.9%

Republic of Poland Government International Bond	4.875%	2/12/30	130,000	131,553
Romania — 1.1%

Romanian Government International Bond, Senior Notes	7.125%	1/17/33	150,000	159,404 (a)
Turkey — 1.1%
Turkiye Government International Bond, Senior Notes	11.875%	1/15/30	140,000	166,071

Total Sovereign Bonds (Cost — $1,375,563)				1,359,135
Senior Loans — 0.9%
Consumer Staples — 0.4%
Consumer Staples Distribution & Retail — 0.4%
Froneri International Ltd., Term Loan Facility B6 (6 mo. Term SOFR + 2.500%)	6.127%	9/30/32	64,837	64,467 (d)(h)(i)(j)

Information Technology — 0.5%
Communications Equipment — 0.5%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.144%	9/27/29	64,342	64,610 (d)(h)(i)

Total Senior Loans (Cost — $128,536)				129,077
Total Investments before Short-Term Investments (Cost — $15,095,054)				15,057,056
			Shares
Short-Term Investments — 13.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,044,220)	3.545%		2,044,220	2,044,220 (k)(l)
Total Investments — 113.4% (Cost — $17,139,274)				17,101,276
Liabilities in Excess of Other Assets — (13.4)%				(2,022,486)
Total Net Assets — 100.0%				$15,078,790

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multisector Income ETF
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $2,481,040.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $2,044,220 and the cost was $2,044,220 (Note 3).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡ — (2.1)%
Mortgage-Backed Securities — (2.1)%
FNMA — (2.1)%
Federal National Mortgage Association (FNMA) (Proceeds — $(325,230))	5.000%	8/1/56	$(330,000)	$(323,916) (a)

Total Securities Sold Short (Proceeds — $(325,230))				$(323,916)

‡	Percentages indicated are based on net assets.
(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
At June 30, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$5,654,000	9/16/28	4.040% annually	Daily SOFR Compound annually	$(4,558)	$(13,139)	$8,581
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Multisector Income ETF
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$6,317,000	9/16/33	Daily SOFR Compound annually	4.060% annually	$49,590	$37,638	$11,952
	754,000	9/16/36	4.160% annually	Daily SOFR Compound annually	(9,102)	(7,934)	(1,168)
	303,000	9/16/56	4.300% annually	Daily SOFR Compound annually	(6,850)	(2,450)	(4,400)
Total	$13,028,000				$29,080	$14,115	$14,965

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. LLC	$530,000	9/20/26	0.00%	At Maturity	$713	—	$713
Morgan Stanley & Co. LLC	750,001	9/20/26	0.00%	At Maturity	1,009	—	1,009
Total	$1,280,001				$1,722	—	$1,722

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.2%
Alabama — 0.4%

Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	$300,000	$280,989 (a)
Arkansas — 0.7%
Arkansas State Development Finance Authority, Environmental Improvement Revenue:
Hybar Steel Project, Series A, Green Bonds	7.000%	7/1/48	250,000	277,123 (a)(b)
United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	275,000	285,088 (b)
Total Arkansas				562,211
California — 33.6%
Alameda, CA, Community Facilities District, Special Tax Revenue, Green Bonds	5.000%	9/1/48	1,000,000	1,021,868
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	8/1/29	1,000,000	1,046,743 (c)(d)
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	3,160,000	3,347,635 (c)(d)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	3,500,000	3,714,582 (c)(d)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	985,000	1,075,555 (c)(d)
Clean Energy Project, Green Bonds, Series G	5.250%	4/1/30	500,000	528,882 (c)(d)
California State Infrastructure & Economic Development Bank Revenue:
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/46	865,000	853,842
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,000,000	949,125
California State MFA Revenue:
CHF-Davis II LLC, Orchard Park Student Housing Project, Green Bonds, Series 2018	5.000%	5/15/51	1,000,000	1,006,807
CHF-Davis II LLC, Orchard Park Student Housing Project, Green Bonds, Series 2021, BAM	4.000%	5/15/39	3,445,000	3,507,863
CHF-Riverside II LLC, UCR North District Phase I Student Housing Project, Green Bonds, Series 2019	5.000%	5/15/37	1,495,000	1,551,165
California State Public Works Board, Lease Revenue:
Southern California Headquarters, Series D	4.000%	5/1/44	1,000,000	1,003,781
Southern California Headquarters, Series D	4.000%	5/1/47	1,500,000	1,470,550
California State School Finance Authority Revenue, River Springs Charter School, Series A, State Intercept Program	5.750%	7/1/42	250,000	259,266 (a)
Perris Joint Powers Authority, CA, Special Tax Revenue, Series B, Refunding	5.000%	9/1/37	100,000	101,357
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/51	2,300,000	2,336,474 (b)
Santa Cruz County, CA, Capital Financing Authority Revenue, Green Bonds	4.000%	6/1/42	1,500,000	1,520,100
Three Rivers Levee Improvement Authority, CA, Special Tax Revenue:
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/27	250,000	252,236
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/29	250,000	254,240
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/31	200,000	201,837
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/32	100,000	100,384
Transbay Joint Powers Authority, CA, Tax Allocation Revenue, Green Bonds	5.000%	10/1/34	150,000	155,725
Total California				26,260,017
District of Columbia — 4.7%
District of Columbia Revenue:
Smart Street Lighting Project Series A	5.500%	2/28/35	535,000	596,293 (b)
Smart Street Lighting Project Series A	5.500%	8/31/35	125,000	140,126 (b)
Smart Street Lighting Project, Series A	5.500%	8/31/33	905,000	998,668 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — continued
Smart Street Lighting Project, Series A	5.500%	2/28/37	$845,000	$953,968 (b)
District of Columbia Water & Sewer Authority Revenue, Public Utility Subordinate Lien, Series A	4.000%	10/1/49	1,090,000	1,032,050
Total District of Columbia				3,721,105
Florida — 2.0%
Babcock Ranch, FL, Community Independent Special District, Special Assessment Revenue, Assessment Area 3A	4.000%	5/1/40	840,000	817,235
Palm Beach County, FL, Water & Sewer Revenue, Series 2019, Refunding	4.000%	10/1/31	105,000	109,667
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	415,000	414,312
Series 2022, Refunding	4.200%	5/1/37	205,000	201,044
Total Florida				1,542,258
Georgia — 3.3%

Atlanta, GA, Airport Passenger Facility Charge & Subordinate Lien General Revenue, Series E	5.250%	7/1/43	2,355,000	2,548,879 (b)
Illinois — 5.4%
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	3,000,000	3,140,907
Clean Water Initiative Revolving Fund, Series 2020	4.000%	7/1/38	575,000	580,978
Northern Illinois State University, Energy Savings Projects, BAM	5.500%	4/1/49	500,000	527,341
Total Illinois				4,249,226
Louisiana — 2.5%
Louisiana State Local Government Environmental Facilities & CDA Revenue:
St. Bernard Parish Gomesa Project	4.000%	11/1/45	800,000	744,404 (a)
St. Charles Parish Gomesa Project	4.500%	11/1/47	900,000	867,997 (a)
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	360,000	333,816 (a)
Total Louisiana				1,946,217
Maine — 0.3%

Portland, ME, General Airport Revenue, Series 2019, Refunding	4.000%	1/1/35	245,000	248,412
Maryland — 2.7%
Maryland State EDC, Private Activity Revenue, Series B, Green Bonds	5.250%	6/30/47	2,000,000	2,035,863 (b)
Washington, MD, Suburban Sanitary Commission Revenue, Green Bonds, County GTD	3.000%	6/1/35	100,000	98,120
Total Maryland				2,133,983
Massachusetts — 4.2%
Massachusetts State DFA Revenue:
Boston Medical Center, Series F, Green Bonds	4.000%	7/1/47	135,000	119,318
Springfield College, Series B, Green Bonds	5.000%	6/1/27	440,000	442,712
Massachusetts State Housing Finance Agency, Housing Revenue:
Series A-1	4.900%	12/1/59	1,000,000	1,014,903
Series B-1	2.600%	12/1/41	2,000,000	1,605,213
Series C-1	2.650%	12/1/34	100,000	88,646
Total Massachusetts				3,270,792
Minnesota — 2.0%
Minneapolis, MN, GO, Green Bonds, Series 2019	3.000%	12/1/40	100,000	88,916
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Minnesota — continued
Minnesota State HEFA Revenue, Series A	5.000%	10/1/52	$1,500,000	$1,520,456
Total Minnesota				1,609,372
Mississippi — 0.4%

Mississippi State Development Bank Special Obligation, Jackson County Gomesa Project	3.625%	11/1/36	300,000	290,229 (a)
New Jersey — 3.7%
New Jersey State EFA Revenue, Stevens Institute of Technology, Series A	5.000%	7/1/32	645,000	692,394
Newark Board of Education, NJ, School Energy Savings Obligation Bonds, Refunding, BAM	5.000%	7/15/28	571,000	597,177
Newark, NJ, Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022, AG	6.000%	11/15/62	1,460,000	1,612,812
Total New Jersey				2,902,383
New York — 3.6%
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1, Refunding, AG	4.000%	11/15/41	600,000	595,944
Green Bonds, Series E, Refunding	5.000%	11/15/32	105,000	114,442
New York State HFA Revenue, Series N, SONYMA FNMA/FHLMC	2.600%	11/1/34	100,000	89,447
New York State Liberty Development Corp. Revenue, Tax-Exempt Bonds, Series A, Refunding	2.500%	11/15/36	2,000,000	1,735,689
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	250,000	266,757 (b)
Total New York				2,802,279
Ohio — 2.9%
American Municipal Power Inc., OH, Revenue, Meldahl Hydroelectric Project, Green Bonds, Series A, Unrefunded	4.000%	2/15/41	570,000	566,549
American Municipal Power Inc., OH, Solar Electricity Prepayment Project Revenue, Series A	5.000%	2/15/44	1,660,000	1,703,680
Total Ohio				2,270,229
Oregon — 4.3%
Multnomah County, OR, Hospital Facilities Authority Revenue, Series A, Refunding	4.000%	12/1/51	530,000	426,390
Port of Portland, OR, Airport Revenue:
International Airport, Series 28, Refunding	4.000%	7/1/47	630,000	592,291 (b)
Portland International Airport, Series 29, Refunding	5.500%	7/1/53	2,250,000	2,372,790 (b)
Total Oregon				3,391,471
Pennsylvania — 2.9%
Philadelphia, PA, Energy Authority City Service Agreement Revenue, Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	1,130,000	1,213,856
Philadelphia, PA, School District, GO, State Aid Withholding, Series B	5.000%	9/1/48	1,000,000	1,046,183
Total Pennsylvania				2,260,039
Puerto Rico — 0.7%

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	525,000	525,050
Rhode Island — 0.2%

Rhode Island State Housing & Mortgage Finance Corp. Revenue, Sustainable Bonds, FHA, HUD Section 8, Series 1-B	2.750%	10/1/34	150,000	137,449
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 1.5%

Harris County, TX, GO, Flood Control District Improvement, Series A, Refunding	4.250%	10/1/47	$1,200,000	$1,196,727
Utah — 7.9%
Central Valley, UT, Water Reclamation Facility, Sewer Revenue, Series C	4.000%	3/1/47	3,110,000	2,978,224
Utah State Intermountain Power Agency, Series 2022-A, Refunding	5.000%	7/1/44	3,000,000	3,174,245
Total Utah				6,152,469
Vermont — 3.8%
Vermont State Educational & Health Buildings Financing Agency Revenue:
The University of Vermont Medical Center Project, Green Bonds	5.000%	12/1/38	2,015,000	2,015,970
The University of Vermont Medical Center Project, Green Bonds	4.000%	12/1/42	1,000,000	978,057
Total Vermont				2,994,027
Washington — 2.5%

Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement, Green Bonds, Series S-1, Refunding	4.000%	11/1/46	2,000,000	1,968,487
Wisconsin — 2.0%
Public Finance Authority, WI, Revenue, Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	3/31/56	600,000	503,918 (b)
University of Wisconsin Hospitals & Clinics, WI, Hospital Revenue, Series 2021, Refunding	4.000%	4/1/46	1,120,000	1,067,313
Total Wisconsin				1,571,231

Total Municipal Bonds (Cost — $75,939,110)				76,835,531
Collateralized Mortgage Obligations(e) — 0.1%
California Housing Finance Agency, 2019-N A (Cost — $82,172)	2.350%	12/1/35	88,908	76,790
Total Investments before Short-Term Investments (Cost — $76,021,282)				76,912,321

Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Oregon — 0.4%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A. (Cost — $300,000)	3.200%	8/1/34	300,000	300,000 (f)(g)
Total Investments — 98.7% (Cost — $76,321,282)				77,212,321
Other Assets in Excess of Liabilities — 1.3%				1,033,648
Total Net Assets — 100.0%				$78,245,969

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Municipal Green Bond ETF
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
SONYMA	—	State of New York Mortgage Agency
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 85.6%
Communication Services — 5.7%
Diversified Telecommunication Services — 0.3%
Guardian US Holdco LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	6.982%	1/31/30	$2,194,486	$2,169,524 (a)(b)(c)
Entertainment — 2.4%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	6/3/33	2,908,694	2,913,115 (a)(b)(c)
Ontario Gaming GTA LP, Term Loan B (3 mo. Term SOFR + 4.250%)	7.950%	8/1/30	2,856,606	2,727,502 (a)(b)(c)
Playtika Holding Corp., Term Loan B1 (1 mo. Term SOFR + 2.864%)	6.508%	3/13/28	6,063,472	5,899,425 (a)(b)(c)
TKO Worldwide Holdings LLC, Term Loan B7 (3 mo. Term SOFR + 1.750%)	5.412%	11/21/31	9,181,592	9,163,136 (a)(b)(c)
Total Entertainment				20,703,178
Interactive Media & Services — 0.3%
Delta TopCo Inc., Fourth Amendment Refinancing Term Loan (3 mo. Term SOFR + 2.750%)	6.402%	11/30/29	3,084,090	2,925,552 (a)(b)(c)
Media — 2.4%
Cengage Learning Inc., Term Loan	6.638-6.653%	3/24/31	3,536,836	3,504,898 (a)(b)(c)
Charter Communications Operating LLC, Term Loan B5 (3 mo. Term SOFR + 2.250%)	5.942%	12/15/31	3,904,949	3,855,904 (a)(b)(c)
Dotdash Meredith Inc., Term Loan B2	—	6/17/32	1,800,000	1,702,683 (d)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	7.894%	5/3/28	6,326,990	6,166,158 (a)(b)(c)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.894%	12/31/31	3,558,109	3,092,886 (a)(b)(c)
Nexstar Media Inc., Term Loan B7	—	3/18/33	1,917,143	1,900,540 (d)
Total Media				20,223,069
Wireless Telecommunication Services — 0.3%
Crown Subsea Communications Holding Inc., 2026 Term Loan (1 mo. Term SOFR + 3.000%)	6.644%	1/30/31	1,130,834	1,135,737 (a)(b)(c)
Gogo Intermediate Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.508%	4/30/28	1,400,000	1,296,316 (a)(b)(c)
Total Wireless Telecommunication Services				2,432,053

Total Communication Services				48,453,376
Consumer Discretionary — 11.3%
Automobile Components — 1.3%
Clarios Global LP, 2026 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	1/28/32	1,967,773	1,972,082 (a)(b)(c)
DexKo Global Inc., 2026 Refinancing Term Loan Facility (3 mo. Term SOFR + 5.000%)	8.663%	10/6/31	702,874	684,202 (a)(b)(c)
DexKo Global Inc., Refinancing Dollar Term Loan Facility (3 mo. Term SOFR + 4.500%)	8.163%	10/4/31	4,645,095	4,512,385 (a)(b)(c)
RealTruck Goup Inc., Second Out Term Loan A (3 mo. Term SOFR + 5.012%)	8.648%	1/31/31	3,134,814	1,956,124 (a)(b)(c)
Wand NewCo 3 Inc., Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.144%	1/30/31	2,045,366	2,045,366 (a)(b)(c)
Total Automobile Components				11,170,159
Broadline Retail — 0.5%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.232%	10/26/30	393,955	395,235 (a)(b)(c)
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.232%	7/1/31	1,978,104	1,984,533 (a)(b)(c)
Peer Holding III BV, Term Loan B8 (3 mo. Term SOFR + 2.250%)	5.982%	9/29/32	2,052,335	2,056,399 (a)(b)(c)
Total Broadline Retail				4,436,167
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Distributors — 0.6%
Windsor Holdings III LLC, 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.750%)	6.394%	8/1/30	$4,921,259	$4,927,411 (a)(b)(c)
Diversified Consumer Services — 0.8%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	12/21/28	3,989,721	3,995,726 (a)(b)(c)
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B2 (1 mo. Term SOFR + 1.750%)	5.369%	3/7/32	2,493,687	2,459,922 (a)(b)(c)
Total Diversified Consumer Services				6,455,648
Hotels, Restaurants & Leisure — 3.6%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.394%	9/20/30	1,961,579	1,960,765 (a)(b)(c)
Caesars Entertainment Inc., Term Loan B, Tranche B (1 mo. Term SOFR + 2.250%)	5.894%	2/6/30	5,870,755	5,695,572 (a)(b)(c)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.894%	1/27/29	6,520,426	6,521,143 (a)(b)(c)
Flutter Entertainment PLC, 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	5.482%	11/30/30	2,094,629	2,079,443 (a)(b)(c)
Gaia Purchaser Inc., Term Loan B	—	6/25/33	793,612	794,604 (d)
IRB Holding Corp., 2025 Replacement Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	12/15/30	4,854,084	4,860,734 (a)(b)(c)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.639%	4/16/29	1,273,935	1,277,119 (a)(b)(c)
Raising Canes Restaurants LLC, Second Amendment New Term Loan (1 mo. Term SOFR + 2.000%)	5.613%	6/6/33	1,592,920	1,585,951 (a)(b)(c)
Whatabrands LLC, 2024 Refinancing Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	8/3/28	5,422,794	5,421,927 (a)(b)(c)
Total Hotels, Restaurants & Leisure				30,197,258
Household Durables — 1.7%
AI Aqua Merger Sub Inc., 2026 Term Loan B	6.119-6.164%	7/30/28	5,808,891	5,810,314 (a)(b)(c)
AI Aqua Merger Sub Inc., Term Loan B	—	7/5/33	3,379,303	3,381,213 (d)
Chariot Buyer LLC, 2025 New Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	9/8/32	5,143,884	5,152,885 (a)(b)(c)
Lavender Dutch Borrowerco BV, USD Term Loan Facility B	—	12/30/32	523,684	520,903 (d)
Total Household Durables				14,865,315
Specialty Retail — 2.0%
Flynn Restaurant Group LP, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.394%	1/28/32	3,779,489	3,747,439 (a)(b)(c)
LS Group OPCO Acquisition LLC, Term Loan B (3 mo. Term SOFR + 2.500%)	6.166%	4/23/31	2,094,697	2,090,078 (a)(b)(c)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	2,194,500	2,171,414 (a)(b)(c)
PetsMart LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.652%	8/18/32	2,294,250	2,294,732 (a)(b)(c)
Victra Holdings LLC, Fifth Amendment Incremental Term Loan (3 mo. Term SOFR + 3.750%)	7.482%	3/29/29	1,677,922	1,663,240 (a)(b)(c)
White Cap Supply Holdings LLC, Term Loan C (1 mo. Term SOFR + 3.250%)	6.894%	10/19/29	5,091,223	5,089,543 (a)(b)(c)
Total Specialty Retail				17,056,446
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 0.8%
Great Outdoors Group LLC, Term Loan B3 (1 mo. Term SOFR + 3.250%)	6.894%	1/23/32	$6,695,517	$6,724,810 (a)(b)(c)

Total Consumer Discretionary				95,833,214
Consumer Staples — 2.9%
Beverages — 0.5%
Triton Water Holdings Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.750%)	6.482%	3/31/31	4,644,964	4,671,511 (a)(b)(c)
Consumer Staples Distribution & Retail — 0.8%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/31	4,549,764	4,522,648 (a)(b)(c)
Froneri International Ltd., Term Loan Facility B6 (6 mo. Term SOFR + 2.500%)	6.127%	9/30/32	2,119,734	2,107,630 (a)(b)(c)
Total Consumer Staples Distribution & Retail				6,630,278
Food Products — 0.6%
Primary Products Finance LLC, 2024 Replacement Term Loan B (3 mo. Term SOFR + 3.250%)	6.929%	4/1/29	4,985,552	4,987,521 (a)(b)(c)
Household Products — 0.1%
Prestige Brands Inc., Term Loan B (1 mo. Term SOFR + 2.000%)	5.621%	6/13/33	516,529	517,660 (a)(b)(c)(e)
Personal Care Products — 0.9%
KDC/ONE Development Corp. Inc., 2025 Refinancing Dollar Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	8/15/28	1,600,000	1,601,224 (a)(b)(c)
Opal Bidco SAS, Term Loan Facility B6 (3 mo. Term SOFR + 2.500%)	6.232%	4/28/32	6,252,829	6,256,174 (a)(b)(c)
Total Personal Care Products				7,857,398

Total Consumer Staples				24,664,368
Energy — 1.5%
Energy Equipment & Services — 0.1%
Stonepeak Motion Finco LLC, Term Loan B	—	6/24/33	1,016,129	1,016,235 (d)
Oil, Gas & Consumable Fuels — 1.4%
Colossus Acquireco LLC, Initial Term Loan (3 mo. Term SOFR + 1.750%)	5.370%	2/1/33	2,200,000	2,188,549 (a)(b)(c)
CQP Holdco LP, Amendment No. 7 Term Loan (3 mo. Term SOFR + 1.750%)	5.482%	12/31/32	2,200,000	2,190,276 (a)(b)(c)
Parexel International Inc., Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	12/12/31	4,552,901	4,559,071 (a)(b)(c)
Venture Global Calcasieu Pass LLC, Initial Term Loan (6 mo. Term SOFR + 3.250%)	6.954%	4/11/33	2,500,000	2,510,250 (a)(b)(c)
Total Oil, Gas & Consumable Fuels				11,448,146

Total Energy				12,464,381
Financials — 13.4%
Banks — 0.5%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.644%	11/24/32	4,566,074	4,467,150 (a)(b)(c)
Capital Markets — 1.5%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.644%	12/1/31	4,055,620	4,071,782 (a)(b)(c)
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	541,228	541,466 (e)
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.232%	8/16/32	3,154,199	3,155,586 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Osaic Holdings Inc., Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.232%	7/30/32	$5,183,487	$5,123,229 (a)(b)(c)
Total Capital Markets				12,892,063
Consumer Finance — 0.3%
OneDigital Borrower LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	6.644%	7/2/31	2,947,295	2,863,298 (a)(b)(c)
Financial Services — 4.1%
Apex Group Treasury Ltd., Term Loan B (3 mo. Term SOFR + 3.500%)	7.153%	2/27/32	5,847,138	5,553,874 (a)(b)(c)
Citadel Securities LP, 2026 Term Loan (3 mo. Term SOFR + 2.000%)	5.661%	6/10/33	2,910,439	2,907,412 (a)(b)(c)
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loan (1 mo. Term SOFR + 2.000%)	5.644%	5/17/31	2,969,773	2,961,725 (a)(b)(c)
Grant Thornton Advisors LLC, 2025 Incremental Term Loan (1 mo. Term SOFR + 2.750%)	6.394%	6/2/31	3,092,191	2,950,152 (a)(b)(c)
GTCR Everest Borrower LLC, 2026 Term Loan (3 mo. Term SOFR + 2.500%)	6.232%	9/5/31	3,300,169	3,291,160 (a)(b)(c)
Hudson River Trading LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.139%	3/18/30	3,097,381	3,079,819 (a)(b)(c)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.666%	12/15/31	7,707,014	7,646,630 (a)(b)(c)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.644%	7/31/31	3,385,706	3,284,744 (a)(b)(c)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan	—	7/31/31	797,980	771,048 (d)
Osttra Group Ltd., First Lien Term Loan (3 mo. Term SOFR + 3.500%)	7.169%	10/8/32	1,846,900	1,850,113 (a)(b)(c)
Total Financial Services				34,296,677
Insurance — 7.0%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	6.644%	11/6/30	7,737,887	7,018,921 (a)(b)(c)
Acrisure LLC, 2025 Term Loan B7 (1 mo. Term SOFR + 3.250%)	6.894%	6/21/32	1,156,205	1,048,388 (a)(b)(c)
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	9/19/31	7,775,238	7,680,730 (a)(b)(c)
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	10,609,720	10,403,308 (a)(b)(c)
Asurion LLC, New Term Loan B10 (3 mo. Term SOFR + 4.100%)	7.763%	8/19/28	3,474,110	3,294,203 (a)(b)(c)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.512%)	9.175%	1/20/29	1,883,196	1,866,247 (a)(b)(c)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	6/13/31	7,339,653	7,103,940 (a)(b)(c)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	6/20/30	9,107,665	9,108,531 (a)(b)(c)
Medrisk Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	6/10/33	1,422,441	1,412,363 (a)(b)(c)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	7/31/31	9,972,154	9,863,707 (a)(b)(c)
Total Insurance				58,800,338

Total Financials				113,319,526
Health Care — 10.6%
Biotechnology — 0.1%
Biomarin Pharmaceutical Inc., Term Loan B (6 mo. Term SOFR + 1.750%)	5.428%	4/27/33	880,829	881,710 (a)(b)(c)
Health Care Equipment & Supplies — 3.8%
Bausch & Lomb Corp., 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.394%	1/15/31	4,975,602	4,993,639 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Charlotte Buyer Inc., Third Refinancing Term Loan (3 mo. Term SOFR + 4.500%)	8.148%	6/17/31	$6,202,837	$6,205,195 (a)(b)(c)
Hologic Inc., USD Initial Term Loan B (3 mo. Term SOFR + 2.250%)	5.995%	4/7/33	6,300,000	6,172,708 (a)(b)(c)
Medline Borrower LP, 2030 Refinancing Term Loan (1 mo. Term SOFR + 1.500%)	5.144%	5/16/33	6,261,294	6,228,924 (a)(b)(c)
Quidelortho Corp., Term Loan B (1 mo. Term SOFR + 4.000%)	7.644%	8/20/32	3,191,960	3,147,272 (a)(b)(c)
U.S. Anesthesia Partners Inc., Initial Term Loan (1 mo. Term SOFR + 4.114%)	7.735%	10/1/28	5,277,444	5,291,402 (a)(b)(c)
Total Health Care Equipment & Supplies				32,039,140
Health Care Providers & Services — 2.5%
ADMI Corp., Amendment No. 10 Extended Term Loan (1 mo. Term SOFR + 5.750%)	9.394%	12/23/27	227,922	214,959 (a)(b)(c)
ADMI Corp., Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.864%)	7.508%	12/23/27	5,198,788	4,676,206 (a)(b)(c)
ADMI Corp., Incremental Term Loan (1 mo. Term SOFR + 3.489%)	7.133%	12/23/27	726,839	653,247 (a)(b)(c)
Global Medical Response Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	6.889%	10/1/32	1,055,073	1,059,029 (a)(b)(c)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.177%	5/16/31	1,515,410	1,491,171 (a)(b)(c)
Mckesson Medical-Surgical Top Holdings Inc., Amendment No. 1 Term Loan B (3 mo. Term SOFR + 2.250%)	5.982%	6/9/32	637,435	638,365 (a)(b)(c)
Medical Solutions Holdings Inc., Initial First Out Term Loan A1	—	11/1/30	365,817	278,935 (d)
Medical Solutions Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.600%)	7.263%	11/1/28	1,689,967	187,299 (a)(b)(c)
Phoenix Guarantor Inc., Term Loan B6 (1 mo. Term SOFR + 2.000%)	5.644%	2/21/31	5,429,562	5,425,625 (a)(b)(c)
Raven Acquisition Holdings LLC, 2024 Delayed Draw Commitment Term Loan	—	11/19/31	192,863	190,557 (e)
Raven Acquisition Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.644%	11/19/31	2,666,336	2,634,447 (a)(b)(c)
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.732%	9/27/30	3,414,783	3,423,235 (a)(b)(c)
Total Health Care Providers & Services				20,873,075
Health Care Technology — 2.6%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/17/32	7,998,945	7,925,954 (a)(b)(c)
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.370%	3/26/32	2,868,271	2,611,030 (a)(b)(c)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.370%	5/1/31	9,982,686	9,156,020 (a)(b)(c)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.413%	12/31/30	305,615	306,635 (a)(b)(c)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.600%)	8.263%	12/31/30	2,533,367	2,237,102 (a)(b)(c)
Total Health Care Technology				22,236,741
Pharmaceuticals — 1.6%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.750%)	7.394%	4/23/31	3,229,512	3,235,567 (a)(b)(c)
Organon & Co., Dollar Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	5/19/31	932,331	932,914 (a)(b)(c)
Padagis LLC, Term Loan B	—	7/6/28	1,300,000	1,235,000 (d)
Paradigm Parent LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.232%	4/16/32	3,282,885	2,827,401 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Southern Veterinary Partners LLC, 2025 New Term Loan (3 mo. Term SOFR + 2.500%)	6.156%	12/4/31	$5,611,486	$5,612,805 (a)(b)(c)
Total Pharmaceuticals				13,843,687

Total Health Care				89,874,353
Industrials — 18.2%
Aerospace & Defense — 1.6%
Dynasty Acquisition Co. Inc., Initial Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.644%	10/31/31	2,842,528	2,852,506 (a)(b)(c)
Dynasty Acquisition Co. Inc., Initial Term Loan B2 (1 mo. Term SOFR + 2.000%)	5.644%	10/31/31	1,081,207	1,085,002 (a)(b)(c)
Signia Aerospace LLC, 2025 Delayed Draw Term Loan	—	12/11/31	99,394	99,581 (e)
Signia Aerospace LLC, 2026 Initial Term Loan	6.196%	12/11/31	2,847,119	2,852,471 (a)(b)(c)
TransDigm Inc., Term Loan L (1 mo. Term SOFR + 2.500%)	6.120%	1/19/32	2,840,382	2,843,904 (a)(b)(c)
TransDigm Inc., Term Loan M (1 mo. Term SOFR + 2.500%)	6.120%	8/19/32	2,391,210	2,394,294 (a)(b)(c)
TransDigm Inc., Term Loan N (1 mo. Term SOFR + 2.500%)	6.120%	2/13/33	1,046,511	1,047,689 (a)(b)(c)
Total Aerospace & Defense				13,175,447
Air Freight & Logistics — 1.5%
Clue Opco LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.163%	12/19/30	2,872,000	2,715,662 (a)(b)(c)
First Student Bidco Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.982%	8/15/30	5,604,696	5,615,582 (a)(b)(c)
Kenan Advantage Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	6.894%	1/25/29	4,527,411	4,542,487 (a)(b)(c)
LaserShip Inc., Term Loan D (3 mo. Term SOFR + 4.762%)	8.494%	8/10/29	1,126,712	105,911 (a)(b)(c)
Total Air Freight & Logistics				12,979,642
Building Products — 2.1%
Cornerstone Building Brands Inc., New Term Loan B (3 mo. Term SOFR + 3.350%)	7.014%	4/12/28	3,294,609	2,026,184 (a)(b)(c)
Cornerstone Building Brands Inc., Term Loan C (3 mo. Term SOFR + 4.500%)	8.164%	5/15/31	3,462,325	1,796,947 (a)(b)(c)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.000%)	6.732%	1/17/32	5,448,442	5,454,707 (a)(b)(c)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	5.894%	4/14/31	4,784,590	4,786,360 (a)(b)(c)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.894%	2/10/32	3,582,241	3,583,728 (a)(b)(c)
Total Building Products				17,647,926
Commercial Services & Supplies — 5.8%
AlixPartners LLP, 2025 Refinanced Dollar Term Loan (1 mo. Term SOFR + 2.000%)	5.644%	8/12/32	2,487,500	2,475,535 (a)(b)(c)
Allied Universal Holdco LLC, Amendment No.7 Replacement US Dollar Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	8/20/32	7,767,520	7,780,298 (a)(b)(c)
API Group DE Inc., Term Loan B (1 mo. Term SOFR + 1.750%)	5.394%	5/16/33	589,075	588,636 (a)(b)(c)
BradyPLUS Holdings LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	12/29/32	1,995,000	1,974,222 (a)(b)(c)
Camelot US Acquisition I Co., Term Loan B1 (1 mo. Term SOFR + 2.750%)	6.394%	1/31/31	5,100,000	4,713,241 (a)(b)(c)
CHG Healthcare Services Inc., Amendment No. 8 Refinancing Term Loan (3 mo. Term SOFR + 3.000%)	6.657%	9/29/31	3,765,407	3,771,111 (a)(b)(c)
Ensemble RCM LLC, Term Loan B (3 mo. Term SOFR + 3.000%)	6.663%	2/9/33	4,799,662	4,786,463 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan (6 mo. Term SOFR + 3.000%)	6.669%	5/4/28	$6,213,385	$6,211,428 (a)(b)(c)
Neon Maple Purchaser Inc., First Amendment Term Loan B1 (1 mo. Term SOFR + 2.500%)	6.144%	11/17/31	6,102,908	5,960,039 (a)(b)(c)
Neptune Bidco US Inc., 2026 Dollar Term Loan B (3 mo. Term SOFR + 5.100%)	8.769%	2/3/33	3,400,000	3,377,084 (a)(b)(c)
Priority Holdings LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.394%	8/2/32	1,653,843	1,633,583 (a)(b)(c)
Speed Midco 3 Sarl, USD Term Loan Facility B (6 mo. Term SOFR + 2.500%)	6.195%	10/7/32	1,695,739	1,683,547 (a)(b)(c)
Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 1.750%)	5.394%	8/31/28	629,671	534,040 (a)(b)(c)
Verde Purchaser LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	7.732%	11/29/30	4,223,985	4,002,923 (a)(b)(c)
Total Commercial Services & Supplies				49,492,150
Construction & Engineering — 1.5%
Aretec Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.000%)	6.644%	8/9/30	4,842,169	4,837,496 (a)(b)(c)
Brand Industrial Services Inc., Term Loan C (3 mo. Term SOFR + 4.500%)	8.163%	8/1/30	1,596,819	1,258,062 (a)(b)(c)
DG Investment Intermediate Holdings 2 Inc., Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	7/9/32	2,723,228	2,731,738 (a)(b)(c)
Red SPV LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.902%	3/15/32	3,831,136	3,839,105 (a)(b)(c)
Total Construction & Engineering				12,666,401
Ground Transportation — 0.3%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 1.750%)	5.482%	4/10/31	2,194,416	2,187,833 (a)(b)(c)
Machinery — 1.5%
CSC Serviceworks East LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	7.928%	9/4/30	465,508	352,578 (a)(b)(c)
Indicor LLC, Dollar Term Loan E (1 mo. Term SOFR + 2.500%)	6.144%	11/22/29	3,064,981	3,066,989 (a)(b)(c)
TK Elevator Midco Gmbh, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.377%	4/30/30	3,607,601	3,627,515 (a)(b)(c)
WEC US Holdings Ltd., Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.620%	1/27/31	6,079,244	6,081,129 (a)(b)(c)
Total Machinery				13,128,211
Passenger Airlines — 0.3%
American Airlines Inc., 2024 Replacement Term Loan (3 mo. Term SOFR + 2.250%)	5.907%	6/4/29	2,790,203	2,747,038 (a)(b)(c)
Professional Services — 2.7%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	6/2/28	9,715,329	9,618,175 (a)(b)(c)
Dayforce Bidco LLC, Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.663%	2/4/33	10,500,000	9,604,560 (a)(b)(c)
Genuine Financial Holdings LLC, 2025 Incremental Term Loan	—	9/27/30	1,496,202	1,452,566 (d)
Ryan LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.144%	11/5/32	2,194,500	2,180,784 (a)(b)(c)
Total Professional Services				22,856,085
Trading Companies & Distributors — 0.9%
Adi Global Distribution Funding LLC, Term Loan B	—	6/17/33	307,061	308,212 (d)
BCPE Empire Holdings Inc., Amendment No. 8 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	12/11/30	4,388,335	4,336,246 (a)(b)(c)
QXO Building Products Inc., 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	4/30/32	299,823	299,711 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — continued
QXO Building Products Inc., Term Loan B	—	6/3/33	$2,666,667	$2,664,067 (d)
Total Trading Companies & Distributors				7,608,236

Total Industrials				154,488,969
Information Technology — 15.7%
Electronic Equipment, Instruments & Components — 0.2%
Belden Inc., Term Loan	—	6/10/33	1,327,869	1,331,189 (d)
IT Services — 2.3%
Mcafee Corp., Refinancing Term Loan B1 (1 mo. Term SOFR + 3.000%)	6.644%	3/1/29	11,509,293	10,260,535 (a)(b)(c)
NAB Holdings LLC, 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.500%)	6.200%	11/24/28	2,700,000	2,525,351 (a)(b)(c)
Nielsen Consumer Inc., 2025 Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	10/31/30	2,982,292	2,952,469 (a)(b)(c)
Trilon Group LLC, Delayed Draw Term Loan	—	6/6/33	97,035	97,156 (e)
Trilon Group LLC, Term Loan (1 mo. Term SOFR + 3.500%)	7.124%	6/6/33	1,091,644	1,093,009 (a)(b)(c)
VT Topco Inc., Second Amendment Term Loan	—	8/9/30	2,992,386	2,940,258 (d)
Total IT Services				19,868,778
Semiconductors & Semiconductor Equipment — 0.3%
Altar Bidco Inc., Initial Term Loan (3 mo. Term SOFR + 3.350%)	6.858%	2/1/29	2,200,000	2,201,606 (a)(b)(c)
Software — 11.9%
Ascend Learning LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.000%)	6.644%	12/11/28	5,049,219	4,934,223 (a)(b)(c)
BMC Software Inc., 2031 Replacement Dollar Term Loan (3 mo. Term SOFR + 2.750%)	6.416%	7/30/31	11,263,216	10,180,314 (a)(b)(c)
Central Parent LLC, 2024 Refinance Term Loan (3 mo. Term SOFR + 3.250%)	6.982%	7/6/29	11,576,681	6,011,191 (a)(b)(c)
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	7,517,348	6,615,266 (a)(b)(c)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.494%	10/8/28	6,391,105	4,988,482 (a)(b)(c)
Coreweave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan (1 mo. Term SOFR + 4.500%)	8.120%	11/6/31	349,272	356,776 (a)(b)(c)(e)
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.750%)	6.394%	5/30/31	8,753,810	8,386,150 (a)(b)(c)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.163%	3/2/28	5,571,749	4,349,697 (a)(b)(c)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	1/30/32	4,535,665	4,354,873 (a)(b)(c)
Kaseya Inc., Term Loan (3 mo. Term SOFR + 3.250%)	6.913%	3/20/32	6,272,175	4,881,822 (a)(b)(c)
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.850%)	7.513%	2/1/28	12,346,853	11,173,902 (a)(b)(c)
PointClickCare Technologies, 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.413%	11/3/31	5,366,630	5,352,757 (a)(b)(c)
Project Boost Purchaser LLC, First Lien Intial Term Loan (3 mo. Term SOFR + 2.743%)	6.482%	7/16/31	4,671,767	4,557,636 (a)(b)(c)
Proofpoint Inc., 2025 Incremental Term Loan (3 mo. Term SOFR + 3.000%)	6.732%	8/31/28	8,320,597	8,048,431 (a)(b)(c)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.394%	11/28/28	3,093,795	2,947,134 (a)(b)(c)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.750%)	7.394%	5/12/28	2,048,716	1,699,154 (a)(b)(c)
Sophos Holdings LLC, Dollar Term Loan (1 mo. Term SOFR + 3.614%)	7.258%	3/5/27	1,449,180	1,355,440 (a)(b)(c)
Sovos Compliance LLC, Amendment No. 3 Replacement Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	8/13/29	3,712,017	3,488,720 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.913%	2/10/31	$7,933,048	$7,489,511 (a)(b)(c)
Total Software				101,171,479
Technology Hardware, Storage & Peripherals — 1.0%
Clover Holdings 2 LLC, Initial Term Loan (1 mo. Term SOFR + 3.750%)	7.375%	12/9/31	4,172,274	3,993,200 (a)(b)(c)
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	6.624%	6/27/31	4,779,179	4,764,244 (a)(b)(c)
Total Technology Hardware, Storage & Peripherals				8,757,444

Total Information Technology				133,330,496
Materials — 4.9%
Chemicals — 2.5%
BASF Coatings, USD Term Loan B	—	5/6/33	1,221,080	1,226,422 (d)
Geon Performance Solutions LLC, 2024 Refinancing Term Loan	—	8/18/28	1,396,611	1,321,892 (d)
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.181%	3/15/30	388,235	362,515 (a)(b)(c)
Ineos Finance PLC, 2030 Dollar Term Loan (1 mo. Term SOFR + 3.250%)	6.894%	2/19/30	2,941,789	2,716,742 (a)(b)(c)
Ineos US Finance LLC, 2031 New Dollar Term Loan (1 mo. Term SOFR + 3.000%)	6.644%	2/7/31	2,754,756	2,453,799 (a)(b)(c)
Ineos US Finance LLC, 2032 Term Loan (1 mo. Term SOFR + 5.000%)	8.740%	2/7/31	552,170	551,565 (a)(b)(c)
Ineos US Petrochem LLC, 2030 Dollar Term Loan B (1 mo. Term SOFR + 3.850%)	7.494%	3/14/30	1,277,234	1,087,245 (a)(b)(c)
Ineos US Petrochem LLC, New Term Loan B (1 mo. Term SOFR + 4.350%)	7.994%	4/2/29	3,726,982	3,297,223 (a)(b)(c)
Lummus Technology Holdings V LLC, Amendment No. 4 Refinancing Term Loan B (1 mo. Term SOFR + 2.500%)	6.144%	12/31/29	2,194,459	2,170,024 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B1 (6 mo. Term SOFR + 3.250%)	6.938%	4/3/28	2,118,255	2,121,348 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B2 (6 mo. Term SOFR + 3.250%)	6.937%	4/3/28	1,680,165	1,681,484 (a)(b)(c)
Olympus Water US Holding Corp., Dollar Term Loan B6	—	6/20/31	1,695,696	1,695,383 (d)
Total Chemicals				20,685,642
Containers & Packaging — 2.4%
Charter Next Generation Inc., Term Loan B (1 mo. Term SOFR + 2.500%)	6.114%	11/29/30	4,866,574	4,873,655 (a)(b)(c)
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.894%	4/1/32	6,855,537	6,601,299 (a)(b)(c)
Graham Packaging Co. Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	1/26/33	1,496,250	1,498,898 (a)(b)(c)
ProAmpac PG Borrower LLC, First Lien Initial USD Term Loan (3 mo. Term SOFR + 4.000%)	7.663-7.666%	3/7/33	4,058,825	3,997,943 (a)(b)(c)
Sword Purchaser LLC, Initial Dollar Term Loan (1 mo. Term SOFR + 4.000%)	7.644%	4/9/33	3,600,000	3,517,596 (a)(b)(c)
Total Containers & Packaging				20,489,391

Total Materials				41,175,033
Real Estate — 0.7%
Real Estate Management & Development — 0.7%
Cushman & Wakefield US Borrower LLC, 2026 Term Loan (1 mo. Term SOFR + 2.250%)	5.894%	6/13/33	2,680,767	2,680,767 (a)(b)(c)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Real Estate Management & Development — continued
Cushman & Wakefield US Borrower LLC, Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	1/31/30	$3,041,634	$3,047,337 (a)(b)(c)

Total Real Estate				5,728,104
Utilities — 0.7%
Electric Utilities — 0.6%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 1.750%)	5.394%	9/30/31	2,094,670	2,079,159 (a)(b)(c)
NRG Energy Inc., 2026 New Term Loan (1 mo. Term SOFR + 1.750%)	5.394%	4/28/33	641,667	641,587 (a)(b)(c)
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	11/25/32	2,194,486	2,182,482 (a)(b)(c)
Total Electric Utilities				4,903,228
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	518,763	518,278 (d)

Total Utilities				5,421,506
Total Senior Loans (Cost — $746,205,473)				724,753,326
Corporate Bonds & Notes — 3.9%
Communication Services — 0.7%
Entertainment — 0.1%
Ontario Gaming GTA LP/OTG Co-Issuer Inc., Senior Secured Notes	8.000%	8/1/30	500,000	495,778 (f)
Media — 0.6%
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	3,200,000	3,335,590 (f)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	47,000	46,960 (f)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	1,000,000	1,017,085 (f)
Univision Communications Inc., Senior Secured Notes	8.875%	4/15/33	645,162	635,552 (f)
Total Media				5,035,187
Wireless Telecommunication Services — 0.0%††
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	210,000	172,880 (f)

Total Communication Services				5,703,845
Consumer Discretionary — 0.4%
Hotels, Restaurants & Leisure — 0.4%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,200,000	1,196,651 (f)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	1,500,000	1,464,347 (f)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	250,000	250,317 (f)

Total Consumer Discretionary				2,911,315
Consumer Staples — 0.1%
Consumer Staples Distribution & Retail — 0.1%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	1,200,000	1,177,545 (f)

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	150,000	149,669

Financials — 1.0%
Financial Services — 0.4%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	300,000	292,603 (f)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	755,000	755,508 (f)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	$2,600,000	$2,675,170 (f)
Total Financial Services				3,723,281
Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	4.250%	2/15/29	500,000	456,672 (f)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	3,300,000	3,328,057 (f)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	1,000,000	1,016,773 (f)
Total Insurance				4,801,502

Total Financials				8,524,783
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0%††
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	360,000	370,350 (f)
Health Care Providers & Services — 0.2%
Radiology Partners Inc., Senior Secured Notes	8.500%	7/15/32	1,500,000	1,567,274 (f)

Total Health Care				1,937,624
Industrials — 1.1%
Aerospace & Defense — 0.4%
Goat Holdco LLC, Senior Secured Notes	6.750%	2/1/32	2,000,000	2,051,294 (f)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	1,700,000	1,717,721 (f)
Total Aerospace & Defense				3,769,015
Building Products — 0.3%
Emerald Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	1,400,000	1,433,017 (f)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,021,657 (f)
Total Building Products				2,454,674
Commercial Services & Supplies — 0.3%
Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes	7.000%	5/21/30	587,200	608,403 (f)
Allied Universal Holdco LLC, Senior Secured Notes	7.875%	2/15/31	1,000,000	1,045,919 (f)
GFL Environmental Inc., Senior Secured Notes	3.500%	9/1/28	600,000	585,735 (f)
Total Commercial Services & Supplies				2,240,057
Machinery — 0.0%††
GrafTech Finance Inc., Secured Notes	4.625%	12/23/29	400,000	256,213 (f)
Passenger Airlines — 0.1%
Air Canada, Senior Secured Notes	3.875%	8/15/26	700,000	699,810 (f)

Total Industrials				9,419,769
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	600,000	610,728 (f)

Materials — 0.3%
Chemicals — 0.1%
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	500,000	493,504 (f)
Construction Materials — 0.1%
Cemex SAB de CV, Senior Notes	5.200%	9/17/30	375,000	376,434 (f)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	700,000	738,466 (f)
Total Construction Materials				1,114,900
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	$160,000	$155,416 (f)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	805,000	823,398 (f)
Total Containers & Packaging				978,814

Total Materials				2,587,218
Total Corporate Bonds & Notes (Cost — $32,461,079)				33,022,496
			Shares
Investments in Underlying Funds — 2.6%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF			255,966	6,217,414 (g)
Invesco Senior Loan ETF			221,413	4,510,183
iShares iBoxx $ High Yield Corporate Bond ETF			70,000	5,597,900
Janus Henderson AAA CLO ETF			105,000	5,301,450

Total Investments in Underlying Funds (Cost — $21,440,576)				21,626,947
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.1%
BlueMountain CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.462%)	6.128%	10/25/30	$1,000,000	1,002,115 (c)(f)
LCM LP, 18A CR (3 mo. Term SOFR + 2.112%)	5.787%	4/20/31	253,194	253,673 (c)(f)

Total Asset-Backed Securities (Cost — $1,252,892)				1,255,788
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Keenova Therapeutics PLC			3,652	359,114 *
Par Health Inc.			3,652	25,222 *

Total Common Stocks (Cost — $356,125)				384,336
Total Investments before Short-Term Investments (Cost — $801,716,145)				781,042,893
	Rate
Short-Term Investments — 9.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $83,064,528)	3.545%		83,064,528	83,064,528 (g)(h)
Total Investments — 102.0% (Cost — $884,780,673)				864,107,421
Liabilities in Excess of Other Assets — (2.0)%				(16,989,668)
Total Net Assets — 100.0%				$847,117,753

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Senior Loan ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(e)
All or a portion of this loan is unfunded as of June 30, 2026. The interest rate for fully unfunded term loans is to be determined. At June 30, 2026, the total principal amount and market value of unfunded commitments totaled $1,198,788 and $1,201,961, respectively.

(f)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $89,281,942 and the cost was $89,203,011 (Note 3).

(h)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
ETF	—	Exchange-Traded Fund
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 67.5%
Communication Services — 3.8%
Diversified Telecommunication Services — 0.9%
BT Group PLC	204,296	$515,459
Comcast Corp., Class A Shares	188,446	4,626,349
Deutsche Telekom AG, Registered Shares	131,399	3,582,950
Total Diversified Telecommunication Services		8,724,758
Entertainment — 0.8%
Electronic Arts Inc.	11,997	2,459,865
Live Nation Entertainment Inc.	3,070	562,147 *
Walt Disney Co.	44,579	4,290,729
Total Entertainment		7,312,741
Interactive Media & Services — 1.8%
Alphabet Inc., Class C Shares	49,395	17,452,736
Media — 0.1%
Fox Corp., Class A Shares	10,373	541,056
News Corp., Class A Shares	19,191	476,512
Total Media		1,017,568
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC	980,498	1,296,160

Total Communication Services		35,803,963
Consumer Discretionary — 5.6%
Automobiles — 0.9%
Ford Motor Co.	191,226	2,658,041
General Motors Co.	47,603	3,669,239
Mercedes-Benz Group AG	31,283	1,570,837
Suzuki Motor Corp.	84,600	1,017,907
Total Automobiles		8,916,024
Broadline Retail — 0.8%
eBay Inc.	22,313	2,493,478
MercadoLibre Inc.	1,258	2,135,316 *
Next PLC	4,997	964,663
Sea Ltd., ADR	19,000	1,820,770 *
Total Broadline Retail		7,414,227
Hotels, Restaurants & Leisure — 1.7%
Airbnb Inc., Class A Shares	22,378	3,202,292 *
Booking Holdings Inc.	35,777	6,376,893
Carnival Corp. Ltd.	67,344	1,924,018
Domino’s Pizza Inc.	1,561	462,118
Expedia Group Inc.	6,193	1,584,665
Las Vegas Sands Corp.	15,415	712,019
Yum! Brands Inc.	9,019	1,441,777
Total Hotels, Restaurants & Leisure		15,703,782
Household Durables — 0.6%
Sony Group Corp.	290,800	5,868,783
Leisure Products — 0.1%
Bandai Namco Holdings Inc.	19,600	456,339
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 1.1%
Best Buy Co. Inc.	10,375	$787,255
Fast Retailing Co. Ltd.	900	458,569
Ross Stores Inc.	15,381	3,273,846
TJX Cos. Inc.	24,962	3,781,743
Ulta Beauty Inc.	2,267	1,022,372 *
Williams-Sonoma Inc.	6,219	1,449,649
Total Specialty Retail		10,773,434
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	36,000	969,081
Deckers Outdoor Corp.	7,500	744,675 *
Lululemon Athletica Inc.	4,761	543,611 *
Tapestry Inc.	10,923	1,598,909
Total Textiles, Apparel & Luxury Goods		3,856,276

Total Consumer Discretionary		52,988,865
Consumer Staples — 4.2%
Beverages — 1.0%
Coca-Cola European Partners PLC	10,542	1,054,938
Coca-Cola HBC AG	8,426	550,223
Kirin Holdings Co. Ltd.	42,400	733,212
Monster Beverage Corp.	36,376	3,496,461 *
PepsiCo Inc.	29,838	4,040,065
Total Beverages		9,874,899
Consumer Staples Distribution & Retail — 1.4%
Carrefour SA	29,973	556,857
Dollar General Corp.	11,134	1,281,635
Dollar Tree Inc.	9,629	1,164,628 *
George Weston Ltd.	6,300	452,046
Koninklijke Ahold Delhaize NV	46,190	1,859,934
Kroger Co.	28,891	1,604,317
Sysco Corp.	18,295	1,529,096
Target Corp.	23,702	3,095,718
Walmart Inc.	14,012	1,586,999
Total Consumer Staples Distribution & Retail		13,131,230
Food Products — 0.2%
Archer-Daniels-Midland Co.	25,291	1,932,232
WH Group Ltd.	427,500	451,920 (a)
Total Food Products		2,384,152
Household Products — 0.1%
Colgate-Palmolive Co.	12,192	1,117,763
Personal Care Products — 0.9%
Estee Lauder Cos. Inc., Class A Shares	13,225	1,044,114
Kao Corp.	41,000	813,063
Kenvue Inc.	91,686	1,752,119
L’Oreal SA	10,872	4,768,753
Total Personal Care Products		8,378,049
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.6%
Altria Group Inc.	78,508	$5,648,651

Total Consumer Staples		40,534,744
Energy — 3.0%
Energy Equipment & Services — 0.2%
TechnipFMC PLC	21,369	1,416,765
Oil, Gas & Consumable Fuels — 2.8%
ARC Resources Ltd.	30,400	638,534
Cenovus Energy Inc.	69,400	1,721,365
Devon Energy Corp.	27,934	1,154,233
ENEOS Holdings Inc.	125,500	924,310
EOG Resources Inc.	28,453	3,691,208
Imperial Oil Ltd.	6,000	673,522
Inpex Corp.	30,700	616,739
Marathon Petroleum Corp.	15,507	3,964,675
Neste oyj	14,555	476,591
Occidental Petroleum Corp.	38,948	1,891,704
Phillips 66	18,689	3,159,375
Suncor Energy Inc.	63,100	3,393,501
Valero Energy Corp.	15,703	4,089,689
Whitecap Resources Inc.	63,000	654,090
Total Oil, Gas & Consumable Fuels		27,049,536

Total Energy		28,466,301
Financials — 10.9%
Banks — 3.7%
AIB Group PLC	72,574	852,556
Banco Santander SA	274,004	3,785,540
Barclays PLC	274,859	1,848,109
BNP Paribas SA	12,991	1,517,046
Citigroup Inc.	78,737	11,020,030
ING Groep NV	109,605	3,467,367
KeyCorp	46,617	1,074,522
Toronto-Dominion Bank	81,300	9,881,496
UniCredit SpA	19,415	1,737,151
Total Banks		35,183,817
Capital Markets — 1.6%
Ameriprise Financial Inc.	1,401	642,723
Bank of New York Mellon Corp.	31,580	4,566,784
Daiwa Securities Group Inc.	48,200	473,177
Deutsche Bank AG, Registered Shares	84,194	2,851,673
Morgan Stanley	4,944	1,033,494
Nomura Holdings Inc.	148,400	1,290,653
Northern Trust Corp.	6,205	1,078,677
State Street Corp.	14,700	2,493,120
T. Rowe Price Group Inc.	11,228	1,276,511
Total Capital Markets		15,706,812
Consumer Finance — 1.0%
American Express Co.	23,745	8,031,746
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
Synchrony Financial	18,841	$1,432,858
Total Consumer Finance		9,464,604
Financial Services — 1.0%
Block Inc.	24,014	1,825,064 *
Mastercard Inc., Class A Shares	7,202	3,698,947
ORIX Corp.	56,900	2,152,765
PayPal Holdings Inc.	45,781	1,976,824
Total Financial Services		9,653,600
Insurance — 3.6%
Aegon Ltd.	64,508	548,567
Aflac Inc.	20,641	2,420,157
AIA Group Ltd.	513,000	4,674,014
Allstate Corp.	13,665	3,251,450
American International Group Inc.	28,324	2,110,988
AXA SA	82,304	4,126,205
Daiichi Life Group Inc.	147,900	1,618,460
Everest Group Ltd.	2,114	755,184
Hartford Insurance Group Inc.	9,869	1,307,840
Japan Post Holdings Co. Ltd.	89,500	1,194,435
Loews Corp.	7,262	822,131
MS&AD Insurance Group Holdings Inc.	63,600	1,659,215
NN Group NV	9,337	818,345
Principal Financial Group Inc.	10,657	1,148,611
Prudential PLC	131,674	1,752,885
Sompo Holdings Inc.	43,000	1,650,417
T&D Holdings Inc.	22,900	677,313
Travelers Cos. Inc.	11,201	3,697,674
Total Insurance		34,233,891

Total Financials		104,242,724
Health Care — 7.8%
Biotechnology — 2.4%
AbbVie Inc.	9,722	2,446,444
Biogen Inc.	7,627	1,647,890 *
Genmab A/S	2,994	821,999 *
Gilead Sciences Inc.	44,237	5,588,903
Incyte Corp.	9,037	1,024,434 *
Neurocrine Biosciences Inc.	5,146	867,281 *
Regeneron Pharmaceuticals Inc.	5,493	3,425,105
United Therapeutics Corp.	2,055	1,113,461 *
Vertex Pharmaceuticals Inc.	11,845	5,883,767 *
Total Biotechnology		22,819,284
Health Care Equipment & Supplies — 1.1%
Becton Dickinson & Co.	14,925	2,258,600
Edwards Lifesciences Corp.	24,447	2,211,476 *
GE HealthCare Technologies Inc.	17,309	1,107,949
Hoya Corp.	16,800	2,682,418
IDEXX Laboratories Inc.	2,618	1,378,220 *
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
ResMed Inc.	2,535	$494,021
Sonova Holding AG, Registered Shares	2,430	578,693
Total Health Care Equipment & Supplies		10,711,377
Health Care Providers & Services — 0.9%
Cardinal Health Inc.	11,632	2,763,298
Centene Corp.	25,819	1,657,321 *
Elevance Health Inc.	1,840	711,583
HCA Healthcare Inc.	7,357	2,868,421
Total Health Care Providers & Services		8,000,623
Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	14,763	1,960,969
Illumina Inc.	7,968	1,401,014 *
Mettler-Toledo International Inc.	1,032	1,318,390 *
West Pharmaceutical Services Inc.	3,719	1,335,121
Total Life Sciences Tools & Services		6,015,494
Pharmaceuticals — 2.8%
Astellas Pharma Inc.	88,600	1,185,695
Bristol-Myers Squibb Co.	108,271	6,238,575
GSK PLC	166,524	4,378,383
Novartis AG, Registered Shares	29,456	4,622,253
Otsuka Holdings Co. Ltd.	13,800	917,453
Roche Holding AG	19,866	8,196,126
Roche Holding AG, Bearer Shares	1,525	641,269
Royalty Pharma PLC, Class A Shares	8,703	487,977
Total Pharmaceuticals		26,667,731

Total Health Care		74,214,509
Industrials — 10.0%
Aerospace & Defense — 3.8%
Curtiss-Wright Corp.	1,939	1,469,297
General Dynamics Corp.	10,467	3,707,830
General Electric Co.	34,324	12,827,909
Howmet Aerospace Inc.	21,281	5,721,610
L3Harris Technologies Inc.	9,958	2,893,695
RTX Corp.	47,773	9,063,971
Textron Inc.	7,651	701,826
Total Aerospace & Defense		36,386,138
Air Freight & Logistics — 0.8%
Deutsche Post AG	47,930	2,909,793
Expeditors International of Washington Inc.	5,564	906,821
FedEx Corp.	11,652	3,648,591
Total Air Freight & Logistics		7,465,205
Building Products — 0.5%
Johnson Controls International PLC	32,500	4,748,575
Masco Corp.	7,101	577,808
Total Building Products		5,326,383
Commercial Services & Supplies — 0.5%
Cintas Corp.	14,907	2,535,383
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Copart Inc.	15,869	$447,347 *
Rollins Inc.	14,612	609,905
Veralto Corp.	13,183	1,169,068
Total Commercial Services & Supplies		4,761,703
Construction & Engineering — 0.1%
Bouygues SA	11,068	617,644
Electrical Equipment — 0.3%
Rockwell Automation Inc.	5,886	2,914,041
Ground Transportation — 0.9%
CSX Corp.	32,671	1,552,853
Uber Technologies Inc.	93,866	6,773,370 *
Total Ground Transportation		8,326,223
Industrial Conglomerates — 0.7%
3M Co.	9,549	1,546,079
CK Hutchison Holdings Ltd.	137,500	1,161,606
Hitachi Ltd.	144,800	3,983,392
Jardine Matheson Holdings Ltd.	8,000	492,000
Total Industrial Conglomerates		7,183,077
Machinery — 0.9%
Cummins Inc.	2,392	1,705,998
Daifuku Co. Ltd.	11,900	521,689
Fortive Corp.	14,870	908,408
GEA Group AG	7,814	536,472
Graco Inc.	8,394	634,670
Kubota Corp.	40,700	672,511
Nordson Corp.	2,683	809,434
Parker-Hannifin Corp.	1,188	1,162,007
Snap-on Inc.	1,214	488,514
Techtronic Industries Co. Ltd.	65,000	1,073,380
Total Machinery		8,513,083
Marine Transportation — 0.1%
Nippon Yusen KK	19,800	635,452
Professional Services — 0.7%
Broadridge Financial Solutions Inc.	3,287	450,155
Leidos Holdings Inc.	3,765	387,682
Recruit Holdings Co. Ltd.	69,800	4,865,922
SS&C Technologies Holdings Inc.	11,122	690,120
Total Professional Services		6,393,879
Trading Companies & Distributors — 0.6%
AerCap Holdings NV	7,217	1,052,094
Marubeni Corp.	73,600	2,123,882
Sumitomo Corp.	162,400	1,547,809
Toyota Tsusho Corp.	29,000	1,066,679
Total Trading Companies & Distributors		5,790,464
Transportation Infrastructure — 0.1%
Aena SME SA	24,281	740,094 (a)

Total Industrials		95,053,386
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 16.1%
Communications Equipment — 1.8%
Ciena Corp.	7,495	$3,676,747 *
Cisco Systems Inc.	95,234	11,186,186
F5 Inc.	2,962	1,232,073 *
Telefonaktiebolaget LM Ericsson, Class B Shares	138,929	1,552,484
Total Communications Equipment		17,647,490
Electronic Equipment, Instruments & Components — 0.8%
Jabil Inc.	3,844	1,481,785
Keysight Technologies Inc.	9,072	3,175,835 *
TE Connectivity PLC	15,269	3,078,383
Total Electronic Equipment, Instruments & Components		7,736,003
IT Services — 1.0%
Accenture PLC, Class A Shares	32,400	4,031,856
Capgemini SE	3,860	388,180
Cognizant Technology Solutions Corp., Class A Shares	21,124	818,132
Fujitsu Ltd.	90,100	1,800,060
Twilio Inc., Class A Shares	7,241	1,494,036 *
VeriSign Inc.	4,443	1,117,681
Total IT Services		9,649,945
Semiconductors & Semiconductor Equipment — 6.6%
Advantest Corp.	38,600	7,680,812
Applied Materials Inc.	23,027	16,648,521
Lam Research Corp.	35,147	15,230,250
Lasertec Corp.	3,700	1,131,457
Micron Technology Inc.	15,697	18,118,890
Teradyne Inc.	7,655	3,703,795
Total Semiconductors & Semiconductor Equipment		62,513,725
Software — 4.6%
Adobe Inc.	21,557	4,419,616 *
AppLovin Corp., Class A Shares	12,163	6,266,743 *
Autodesk Inc.	11,191	2,175,754 *
Cadence Design Systems Inc.	14,551	5,461,281 *
Fortinet Inc.	33,258	5,109,094 *
Gen Digital Inc.	20,387	507,432
Microsoft Corp.	27,526	10,267,749
PTC Inc.	6,073	689,954 *
Sage Group PLC	42,398	459,185
Salesforce Inc.	42,156	6,604,159
Trimble Inc.	12,324	630,742 *
Zoom Communications Inc.	12,449	1,074,473 *
Total Software		43,666,182
Technology Hardware, Storage & Peripherals — 1.3%
Canon Inc.	41,400	1,056,366
HP Inc.	33,078	725,731
Logitech International SA, Registered Shares	7,941	745,616
NetApp Inc.	6,161	953,476
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Western Digital Corp.	13,808	$8,819,446
Total Technology Hardware, Storage & Peripherals		12,300,635

Total Information Technology		153,513,980
Materials — 2.6%
Chemicals — 0.6%
Asahi Kasei Corp.	42,800	471,649
CF Industries Holdings Inc.	8,309	899,532
Corteva Inc.	32,278	2,733,624
DuPont de Nemours Inc.	7,444	1,009,704
Nitto Denko Corp.	37,200	725,575
Total Chemicals		5,840,084
Construction Materials — 0.5%
CRH PLC	28,200	3,017,400
Holcim AG	22,262	2,011,349
Total Construction Materials		5,028,749
Containers & Packaging — 0.2%
Avery Dennison Corp.	4,115	668,070
Ball Corp.	12,887	804,149
Packaging Corp. of America	2,869	683,625
Total Containers & Packaging		2,155,844
Metals & Mining — 1.3%
Agnico Eagle Mines Ltd.	6,900	1,071,707
Barrick Mining Corp.	83,200	3,058,242
Endeavour Mining PLC	11,871	583,594
Kinross Gold Corp.	60,900	1,441,425
Newmont Corp.	57,246	5,346,776
Reliance Inc.	1,412	527,523
Total Metals & Mining		12,029,267

Total Materials		25,053,944
Real Estate — 1.1%
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A Shares	15,235	2,052,002 *
CK Asset Holdings Ltd.	95,000	535,205
Sun Hung Kai Properties Ltd.	59,500	852,054
Total Real Estate Management & Development		3,439,261
Residential REITs — 0.1%
Invitation Homes Inc.	21,431	647,431
Sun Communities Inc.	6,298	755,193
Total Residential REITs		1,402,624
Retail REITs — 0.4%
Simon Property Group Inc.	17,208	3,848,569
Specialized REITs — 0.2%
Gaming and Leisure Properties Inc.	10,520	468,456
VICI Properties Inc.	53,619	1,423,584
Total Specialized REITs		1,892,040

Total Real Estate		10,582,494
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 2.4%
Electric Utilities — 1.2%
Duke Energy Corp.		18,342	$2,321,730
Edison International		20,739	1,544,019
Endesa SA		11,633	530,404
Enel SpA		360,400	4,142,704
Entergy Corp.		4,529	520,201
Evergy Inc.		9,111	787,464
Kansai Electric Power Co. Inc.		33,600	472,498
NRG Energy Inc.		9,365	1,367,852
Total Electric Utilities			11,686,872
Gas Utilities — 0.1%
Tokyo Gas Co. Ltd.		15,900	598,824
Independent Power and Renewable Electricity Producers — 0.5%
RWE AG		26,964	1,745,478
Vistra Corp.		17,144	2,719,553
Total Independent Power and Renewable Electricity Producers			4,465,031
Multi-Utilities — 0.6%
Centrica PLC		194,396	440,813
NiSource Inc.		22,887	1,088,277
Public Service Enterprise Group Inc.		16,198	1,314,630
Sempra		34,587	3,206,561
Total Multi-Utilities			6,050,281

Total Utilities			22,801,008
Total Common Stocks (Cost — $546,188,031)			643,255,918
	Expiration Date	Rights
Rights — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
TPG Inc. (Cost — $0)	12/31/49	4,504	45 *(b)(c)
		Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)	3/31/40	100	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $546,188,031)			643,255,963
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 23.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	3.545%	209,569,110	$209,569,110 (e)(f)
RBC BlueBay U.S. Government Money Market Fund, Institutional Class	3.555%	11,093,965	11,093,965 (e)

Total Short-Term Investments (Cost — $220,663,075)			220,663,075
Total Investments — 90.6% (Cost — $766,851,106)			863,919,038
Other Assets in Excess of Liabilities — 9.4%			89,281,610
Total Net Assets — 100.0%			$953,200,648

‡	Consolidated Schedules of Investments (Note 2).
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $209,569,110 and the cost was $209,569,110 (Note 3).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Aluminium	128	9/26	$11,517,481	$9,876,640	$(1,640,841)(a)
Brent Crude Oil	136	7/26	12,615,540	9,921,200	(2,694,340)(a)
Canadian 10-Year Bonds	4,361	9/26	368,475,977	372,271,866	3,795,889
Copper	46	9/26	7,442,524	7,192,100	(250,424)(a)
E-mini S&P 500 Index	147	9/26	55,864,788	55,479,638	(385,150)
FTSE/JSE Top 40 Index	476	9/26	31,530,579	29,800,969	(1,729,610)
Gasoline Rbob	108	8/26	13,232,143	12,388,270	(843,873)(a)
Gold 100 Oz	16	8/26	7,135,270	6,461,600	(673,670)(a)
Hang Seng Index	102	7/26	15,192,360	14,858,321	(334,039)
IBEX 35 Index	201	7/26	43,423,561	44,574,030	1,150,469
Japanese 10-Year Bonds	207	9/26	162,274,563	162,734,287	459,724
Live Cattle	75	8/26	7,238,812	7,272,750	33,938(a)
Low Sulphur Gasoil	43	9/26	4,273,836	3,795,825	(478,011)(a)
NY Harbor ULSD	30	8/26	4,404,108	3,981,726	(422,382)(a)
S&P/TSX 60 Index	573	9/26	165,951,814	166,049,847	98,033
Silver	18	9/26	6,215,281	5,392,980	(822,301)(a)
Soybean	128	11/26	7,263,441	7,320,000	56,559(a)
Soybean Oil	111	12/26	4,713,181	4,352,310	(360,871)(a)
SPI 200 Index	484	9/26	74,713,944	73,568,156	(1,145,788)
U.S. Treasury 10-Year Notes	353	9/26	38,648,486	38,791,391	142,905
United Kingdom Long Gilt Bonds	1,046	9/26	122,280,513	123,850,483	1,569,970
WTI Crude Oil	56	8/26	4,779,667	3,879,120	(900,547)(a)
Zinc	154	9/26	13,821,049	13,738,417	(82,632)(a)
					(5,456,992)
Contracts to Sell:
CAC 40 10 Euro	390	7/26	37,655,411	37,499,100	156,311
Cocoa	300	9/26	11,999,649	15,234,000	(3,234,351)(a)
Coffee ’C’	96	9/26	8,726,715	10,672,200	(1,945,485)(a)
Corn	363	9/26	7,757,252	7,564,013	193,239(a)
DAX Index	116	9/26	83,129,060	83,340,174	(211,114)
Euro Stoxx 50 Index	714	9/26	51,215,110	51,885,062	(669,952)
Euro-BTP	965	9/26	130,339,300	131,677,015	(1,337,715)
Euro-Bund	1,893	9/26	272,839,787	275,597,769	(2,757,982)
Euro-OAT	1,647	9/26	225,164,500	225,924,169	(759,669)
FTSE/MIB Index	139	9/26	41,271,494	41,223,514	47,980
Lead	401	9/26	19,954,334	18,718,881	1,235,453(a)
Lean Hog	587	8/26	22,569,557	23,057,360	(487,803)(a)
Natural Gas	123	8/26	3,935,253	3,928,620	6,633(a)
Nickel	65	9/26	7,113,433	6,339,848	773,585(a)
Nikkei 225 Index	88	9/26	35,639,108	38,004,738	(2,365,630)
OMXS30 Index	148	7/26	4,837,522	4,919,494	(81,972)
Soybean Meal	235	12/26	7,234,106	7,122,850	111,256(a)
Sugar No. 11	1,089	9/26	17,720,859	18,075,658	(354,799)(a)
Hard Red Winter Wheat	232	9/26	7,429,628	7,252,900	176,728(a)
Wheat	560	9/26	16,666,535	16,499,000	167,535(a)
					(11,337,752)
Net unrealized depreciation on open futures contracts					$(16,794,744)

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
(a)	The security is owned by FLSP Holdings Corporation., a wholly-owned subsidiary of the Fund (Note 2).

Abbreviation(s) used in this table:
BTP	—	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	105,781,018	USD	141,576,257	Bank of America N.A.	9/16/26	$(1,179,079)
HUF	22,847,049,735	USD	74,069,312	Bank of America N.A.	9/16/26	(889,207)
JPY	18,447,162,670	USD	116,070,991	Bank of America N.A.	9/16/26	(1,872,650)
NOK	417,759,760	USD	44,046,577	Bank of America N.A.	9/16/26	(1,873,169)
PLN	166,029,588	USD	45,306,333	Bank of America N.A.	9/16/26	(1,138,269)
SEK	71,068,003	USD	7,581,470	Bank of America N.A.	9/16/26	(207,307)
USD	104,120,378	AUD	147,950,803	Bank of America N.A.	9/16/26	1,758,270
USD	304,631,554	CAD	422,851,444	Bank of America N.A.	9/16/26	5,580,900
USD	96,712,513	CHF	76,225,901	Bank of America N.A.	9/16/26	1,424,147
USD	45,309,579	CZK	947,423,307	Bank of America N.A.	9/16/26	643,456
USD	65,274,658	EUR	56,266,523	Bank of America N.A.	9/16/26	741,566
USD	141,045,280	NZD	241,193,748	Bank of America N.A.	9/16/26	3,495,394
ZAR	1,231,293,560	USD	74,270,057	Bank of America N.A.	9/16/26	394,085
MXN	1,547,105,014	USD	88,244,639	Bank of America N.A.	9/17/26	(264,331)
Net unrealized appreciation on open forward foreign currency contracts						$6,613,806

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
At June 30, 2026, the Fund had the following open swap contracts:
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. LLC	$505,395,807	7/9/26	0.00%	At Maturity	$(4,696,212)	—	$(4,696,212)

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Systematic Style Premia ETF‡
The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of period end.
Security	Shares	Market Value	Weight
Intel Corp.	54,254	$7,575,486	1.48%
Advanced Micro Devices Inc.	12,201	7,087,683	1.39%
Deere & Co.	10,429	6,615,428	1.30%
Palo Alto Networks Inc.	18,520	6,315,690	1.24%
Capital One Financial Corp.	31,374	6,294,252	1.23%
Infineon Technologies AG	66,134	6,175,150	1.21%
Marvell Technology Inc.	20,712	6,169,898	1.21%
Tesla Inc.	14,629	6,152,957	1.21%
UnitedHealth Group Inc.	14,715	6,115,995	1.20%
Commonwealth Bank of Australia	53,033	6,048,347	1.18%
Abbott Laboratories	66,105	5,998,368	1.17%
Boeing Co.	27,708	5,997,951	1.17%
Analog Devices Inc.	14,813	5,883,279	1.15%
Enbridge Inc.	108,112	5,860,718	1.15%
Costco Wholesale Corp.	6,138	5,741,915	1.12%
Broadcom Inc.	15,001	5,666,628	1.11%
Apple Inc.	19,525	5,649,754	1.11%
NextEra Energy Inc.	63,067	5,535,391	1.08%
AstraZeneca PLC	27,537	5,153,336	1.01%
SoftBank Group Corp.	137,500	5,044,840	0.99%
Zurich Insurance Group AG	6,488	4,814,624	0.94%
S&P Global Inc.	11,689	4,760,462	0.93%
Westpac Banking Corp.	181,214	4,420,442	0.87%
Snowflake Inc.	17,233	4,385,799	0.86%
Datadog Inc., Class A Shares	16,388	4,266,780	0.84%
National Australia Bank Ltd.	161,889	4,246,253	0.83%
Royal Caribbean Cruises Ltd.	13,365	4,243,788	0.83%
CME Group Inc.	19,043	4,205,266	0.82%
Blackstone Inc.	35,247	4,147,514	0.81%
Oracle Corp.	28,244	4,139,158	0.81%
Robinhood Markets Inc., Class A Shares	39,394	3,950,430	0.77%
ANZ Group Holdings Ltd.	159,813	3,913,897	0.77%
Synopsys Inc.	8,702	3,881,701	0.76%
Coherent Corp.	9,730	3,838,193	0.75%
British American Tobacco PLC	60,877	3,778,969	0.74%
NXP Semiconductors NV	13,255	3,725,053	0.73%
Eaton Corp.	8,711	3,711,931	0.73%
American Tower Corp.	22,465	3,674,600	0.72%
DoorDash Inc., Class A Shares	19,352	3,571,025	0.70%
Canadian Pacific Kansas City Ltd.	41,100	3,562,048	0.70%
TC Energy Corp.	52,389	3,468,106	0.68%
Brookfield Corp.	81,200	3,463,198	0.68%
Astera Labs Inc.	7,149	3,453,110	0.68%
Boston Scientific Corp.	77,961	3,327,375	0.65%
Intercontinental Exchange Inc.	26,656	3,281,620	0.64%
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Systematic Style Premia ETF‡
Security	Shares	Market Value	Weight
Air Products & Chemicals Inc.	11,091	$3,251,659	0.64%
SLB Ltd.	68,098	3,165,876	0.62%
Aon PLC Class A Shares	9,333	3,095,663	0.61%
Arthur J Gallagher & Co.	13,483	3,095,292	0.61%
Realty Income Corp.	48,936	3,032,075	0.59%
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 32.0%
U.S. Government Obligations — 32.0%
Federal Farm Credit Banks Funding Corp.	2.100%	2/25/36	$4,000,000	$3,197,623
U.S. Treasury Bonds	1.125%	5/15/40	6,475,000	4,099,611
U.S. Treasury Bonds	1.125%	8/15/40	20,065,000	12,575,504
U.S. Treasury Bonds	2.000%	11/15/41	40,915,000	28,349,620
U.S. Treasury Bonds	2.750%	8/15/42	19,789,000	15,123,125
U.S. Treasury Bonds	2.750%	11/15/42	12,800,000	9,732,000
U.S. Treasury Bonds	4.750%	11/15/43	2,100,000	2,066,203
U.S. Treasury Bonds	3.000%	11/15/44	37,405,000	28,622,131
U.S. Treasury Bonds	4.625%	2/15/46	17,190,000	16,505,086
U.S. Treasury Bonds	5.000%	5/15/46	19,400,000	19,547,015
U.S. Treasury Bonds	2.250%	8/15/46	7,274,000	4,746,569
U.S. Treasury Bonds	2.750%	11/15/47	7,520,000	5,303,069
U.S. Treasury Bonds	3.000%	2/15/49	38,493,000	28,075,832
U.S. Treasury Bonds	2.250%	8/15/49	25,595,000	15,925,889
U.S. Treasury Bonds	2.000%	2/15/50	15,850,000	9,240,055
U.S. Treasury Bonds	1.250%	5/15/50	53,230,000	25,343,510
U.S. Treasury Bonds	1.375%	8/15/50	81,615,000	40,055,112
U.S. Treasury Bonds	1.875%	2/15/51	2,100,000	1,167,756
U.S. Treasury Bonds	2.000%	8/15/51	21,050,000	11,989,455
U.S. Treasury Bonds	1.875%	11/15/51	4,890,000	2,688,354
U.S. Treasury Bonds	2.250%	2/15/52	11,085,000	6,677,197
U.S. Treasury Bonds	3.625%	2/15/53	18,000,000	14,399,297
U.S. Treasury Bonds	3.625%	5/15/53	9,950,000	7,954,170
U.S. Treasury Bonds	4.125%	8/15/53	15,750,000	13,761,255
U.S. Treasury Bonds	4.250%	2/15/54	12,230,000	10,914,558
U.S. Treasury Bonds	4.750%	8/15/55	36,370,000	35,294,528
U.S. Treasury Bonds	4.750%	2/15/56	9,420,000	9,152,855
U.S. Treasury Bonds	5.000%	5/15/56	3,370,000	3,406,069
U.S. Treasury Notes	0.500%	6/30/27	34,250,000	33,056,884
U.S. Treasury Notes	3.250%	6/30/27	97,465,000	96,656,577
U.S. Treasury Notes	2.250%	8/15/27	6,800,000	6,660,016
U.S. Treasury Notes	0.375%	9/30/27	26,545,000	25,341,143
U.S. Treasury Notes	3.500%	4/30/28	36,230,000	35,807,552
U.S. Treasury Notes	1.250%	5/31/28	30,170,000	28,570,165
U.S. Treasury Notes	4.125%	7/31/28	59,100,000	59,063,062
U.S. Treasury Notes	1.375%	12/31/28	66,890,000	62,505,569
U.S. Treasury Notes	3.875%	5/15/29	36,670,000	36,390,678
U.S. Treasury Notes	4.000%	10/31/29	36,853,000	36,654,339
U.S. Treasury Notes	3.750%	5/31/30	17,900,000	17,619,963
U.S. Treasury Notes	3.750%	6/30/30	9,950,000	9,789,673
U.S. Treasury Notes	4.125%	8/31/30	24,050,000	23,986,117
U.S. Treasury Notes	2.750%	8/15/32	2,950,000	2,709,736
U.S. Treasury Notes	4.125%	4/30/33	93,950,000	92,937,102
U.S. Treasury Notes	4.250%	8/15/35	17,200,000	16,982,984
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	4.375%	5/15/36	$8,680,000	$8,634,566

Total U.S. Government & Agency Obligations (Cost — $1,020,276,585)				979,279,574
Corporate Bonds & Notes — 30.8%
Communication Services — 2.6%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	2.550%	12/1/33	17,800,000	14,955,174
AT&T Inc., Senior Notes	5.125%	4/30/36	1,420,000	1,392,174
AT&T Inc., Senior Notes	6.200%	10/30/56	1,220,000	1,206,819
Orange SA, Senior Notes	9.000%	3/1/31	3,000,000	3,504,561
RD Michigan Property Owner I LLC, Senior Secured Notes	7.500%	3/30/45	4,150,000	4,150,765 (a)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	2,200,000	2,194,834 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.050% to 5/14/33 then 5 year Treasury Constant Maturity Rate + 1.813%)	6.050%	5/14/58	2,415,000	2,437,993 (b)
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	5,000,000	4,393,445
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	2,275,000	2,275,181
Total Diversified Telecommunication Services				36,510,946
Entertainment — 0.1%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	1,610,000	1,605,138 (a)
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	1,900,000	1,887,308
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	1,360,000	1,354,673
Total Interactive Media & Services				3,241,981
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,000,000	4,456,295
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	6,600,000	6,079,913
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	5,335,000	5,166,492
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,500,000	1,037,316
Total Media				16,740,016
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	3,900,000	3,924,644
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	6,000,000	5,596,993
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,000,000	2,907,573
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	5,000,000	4,993,307
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	2,645,000	2,588,360
Total Wireless Telecommunication Services				20,010,877

Total Communication Services				78,108,958
Consumer Discretionary — 2.1%
Automobiles — 0.4%
General Motors Financial Co. Inc., Senior Notes	4.200%	10/27/28	885,000	875,591
General Motors Financial Co. Inc., Senior Notes	4.300%	4/6/29	5,900,000	5,828,490
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	1,375,000	1,378,126
Hyundai Capital America, Senior Notes	5.350%	3/19/29	885,000	897,418 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobiles — continued
Hyundai Capital America, Senior Notes	4.500%	9/18/30	$1,415,000	$1,389,964 (a)
Hyundai Capital America, Senior Notes	5.000%	6/18/31	1,755,000	1,752,697 (a)
Total Automobiles				12,122,286
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes	4.550%	3/13/33	1,335,000	1,313,758
Amazon.com Inc., Senior Notes	4.875%	3/13/36	1,972,000	1,941,984
Amazon.com Inc., Senior Notes	5.800%	3/13/56	280,000	278,409
Amazon.com Inc., Senior Notes	6.050%	3/13/76	1,769,000	1,765,033
Total Broadline Retail				5,299,184
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	6.125%	6/15/29	1,680,000	1,706,074 (a)
Airbnb Inc., Senior Notes	4.650%	3/16/31	1,300,000	1,291,957
Airbnb Inc., Senior Notes	5.250%	3/16/36	5,255,000	5,235,204
Carnival Corp. Ltd., Senior Secured Notes	4.000%	8/1/28	4,390,000	4,310,956 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,930,000	2,830,562
Marriott International Inc., Senior Notes	4.500%	5/1/33	1,770,000	1,713,946
Marriott International Inc., Senior Notes	5.300%	5/15/34	1,400,000	1,414,340
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	6,500,000	6,562,868 (a)
Total Hotels, Restaurants & Leisure				25,065,907
Household Durables — 0.2%
NVR Inc., Senior Notes	3.000%	5/15/30	2,500,000	2,344,788
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	4,600,000	4,470,635
Total Household Durables				6,815,423
Leisure Products — 0.2%
Brunswick Corp., Senior Notes	5.850%	3/18/29	5,600,000	5,730,630
Specialty Retail — 0.2%
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	6,500,000	5,937,292
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	5.100%	3/11/30	2,000,000	2,015,716
Tapestry Inc., Senior Notes	5.500%	3/11/35	1,800,000	1,813,456
Total Textiles, Apparel & Luxury Goods				3,829,172

Total Consumer Discretionary				64,799,894
Consumer Staples — 2.3%
Beverages — 0.0%††
Keurig Dr Pepper Inc., Senior Notes	5.300%	3/15/34	1,425,000	1,429,078
Consumer Staples Distribution & Retail — 0.4%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	5,482,000	5,208,782 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	712,000	619,785 (a)
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	5,000,000	4,962,973
Total Consumer Staples Distribution & Retail				10,791,540
Food Products — 1.1%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.750%	4/1/33	3,700,000	3,800,982
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.500%	1/15/36	2,311,000	2,309,084
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — continued
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	$3,255,000	$3,243,461 (a)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	620,000	618,960 (a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	3,385,000	3,034,474
Mars Inc., Senior Notes	3.200%	4/1/30	3,200,000	3,043,595 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	9,440,000	9,480,738 (a)
McCormick & Co. Inc., Senior Notes	2.500%	4/15/30	4,200,000	3,888,311
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	5,000,000	4,842,700
Total Food Products				34,262,305
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	4.850%	5/22/32	4,800,000	4,827,064
Tobacco — 0.6%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	5,360,000	5,247,364
BAT Capital Corp., Senior Notes	4.390%	8/15/37	1,851,000	1,693,700
Imperial Brands Finance PLC, Senior Notes	3.500%	7/26/26	1,000,000	999,219 (a)
Imperial Brands Finance PLC, Senior Notes	5.500%	7/7/36	3,000,000	2,982,598 (a)(c)
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	3,600,000	3,696,616
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	5,000,000	5,083,511
Total Tobacco				19,703,008

Total Consumer Staples				71,012,995
Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Aker BP ASA, Senior Notes	3.100%	7/15/31	4,700,000	4,298,474 (a)
Boardwalk Pipelines LP, Senior Notes	4.800%	5/3/29	3,950,000	3,954,170
Canadian Natural Resources Ltd., Senior Notes	2.950%	7/15/30	6,300,000	5,893,274
Cheniere Energy Inc., Senior Notes	5.650%	4/15/34	2,700,000	2,771,933
Cheniere Energy Inc., Senior Notes	5.200%	7/30/36	465,000	458,032 (a)
DT Midstream Inc., Senior Notes	4.375%	6/15/31	1,600,000	1,546,054 (a)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	3,600,000	3,680,465 (a)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	6,825,000	7,065,595
Energy Transfer LP, Senior Notes	6.400%	12/1/30	5,800,000	6,140,966
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,300,000	2,337,299
Eni SpA, Senior Notes	5.250%	5/18/36	3,185,000	3,133,423 (a)
Hess Corp., Senior Notes	7.125%	3/15/33	4,600,000	5,171,703
MPLX LP, Senior Notes	5.400%	4/1/35	9,000,000	9,001,880
Targa Resources Corp., Senior Notes	4.350%	4/15/31	1,415,000	1,382,818
Targa Resources Corp., Senior Notes	6.500%	3/30/34	5,000,000	5,391,033
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	1,660,000	1,644,000
Var Energi ASA, Senior Notes	8.000%	11/15/32	3,800,000	4,316,271 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,864,000	1,894,626
Woodside Finance Ltd., Senior Notes	6.000%	5/19/35	1,600,000	1,662,536

Total Energy				71,744,552
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 8.3%
Banks — 3.9%
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	$2,800,000	$2,485,041 (b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	6,200,000	5,478,188 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	3,000,000	2,768,748 (b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,000,000	2,718,046 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	8,200,000	8,046,769 (b)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	1,000,000	1,019,949 (b)
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	1,148,000	1,067,160 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.541%	1/15/31	2,200,000	2,164,461 (a)
BPCE SA, Senior Notes (2.045% to 10/19/26 then SOFR + 1.087%)	2.045%	10/19/27	3,700,000	3,671,815 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,400,000	4,384,983 (a)(b)
Citibank NA, Senior Notes (4.846% to 6/18/31 then SOFR + 0.910%)	4.846%	6/18/32	4,050,000	4,047,995 (b)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	1,800,000	1,631,141 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,500,000	1,497,879
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,300,000	2,276,402
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,930,000	2,504,702
Danske Bank A/S, Senior Notes (5.705% to 3/1/29 then 1 year Treasury Constant Maturity Rate + 1.400%)	5.705%	3/1/30	4,000,000	4,092,314 (a)(b)
Fifth Third Bancorp, Senior Notes (4.772% to 7/28/29 then SOFR + 2.127%)	4.772%	7/28/30	3,000,000	2,996,301 (b)
Fifth Third Bancorp, Senior Notes (5.631% to 1/29/31 then SOFR + 1.840%)	5.631%	1/29/32	5,000,000	5,145,689 (b)
HSBC Holdings PLC, Senior Notes (2.013% to 9/22/27 then SOFR + 1.732%)	2.013%	9/22/28	4,100,000	3,973,293 (b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	1,300,000	1,176,826 (b)
Huntington Bancshares Inc., Senior Notes	2.550%	2/4/30	4,600,000	4,252,800
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	10,300,000	9,068,421 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,000,000	1,843,948 (b)
JPMorgan Chase & Co., Senior Notes (5.336% to 1/23/34 then SOFR + 1.620%)	5.336%	1/23/35	1,300,000	1,319,901 (b)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	1,550,000	1,597,381 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	5,000,000	4,669,479 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,700,000	1,726,541 (b)
Lloyds Banking Group PLC, Senior Notes (5.871% to 3/6/28 then 1 year Treasury Constant Maturity Rate + 1.700%)	5.871%	3/6/29	3,000,000	3,058,315 (b)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	2,700,000	2,758,913 (b)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	1,940,000	1,958,843 (b)
PNC Financial Services Group Inc., Senior Notes (5.676% to 1/22/34 then SOFR + 1.902%)	5.676%	1/22/35	1,050,000	1,082,419 (b)
Truist Financial Corp., Senior Notes (1.887% to 6/7/28 then SOFR + 0.862%)	1.887%	6/7/29	3,000,000	2,847,308 (b)
Truist Financial Corp., Senior Notes (5.153% to 8/5/31 then SOFR + 1.571%)	5.153%	8/5/32	5,000,000	5,038,469 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	$10,300,000	$9,697,185 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,000,000	1,838,957 (b)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	2,250,000	2,275,559 (b)
Total Banks				118,182,141
Capital Markets — 1.9%
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	6,300,000	5,569,718 (b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	2,500,000	2,479,055 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	1,110,000	1,084,154 (b)
Goldman Sachs Group Inc., Senior Notes (5.094% to 4/20/33 then SOFR + 1.340%)	5.094%	4/20/34	955,000	951,440 (b)
Goldman Sachs Group Inc., Senior Notes (5.425% to 6/3/36 then SOFR + 1.310%)	5.425%	6/3/37	1,155,000	1,159,408 (b)
Jefferies Financial Group Inc., Senior Notes	2.625%	10/15/31	6,000,000	5,227,994
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	6,000,000	5,220,628 (b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	10,000,000	8,774,667 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	2,200,000	2,043,299 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	4,300,000	4,118,688 (b)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	1,670,000	1,637,911 (b)
Morgan Stanley, Senior Notes (4.708% to 3/12/31 then SOFR + 1.195%)	4.708%	3/12/32	2,505,000	2,474,641 (b)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	1,705,000	1,667,993 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	1,000,000	1,015,597 (b)
Morgan Stanley, Senior Notes (5.900% to 3/13/46 then SOFR + 1.782%)	5.900%	3/13/47	1,745,000	1,764,723 (b)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	434,000	446,709 (b)
MSCI Inc., Senior Notes	4.000%	11/15/29	6,000,000	5,806,696 (a)
MSCI Inc., Senior Notes	3.250%	8/15/33	4,300,000	3,790,461 (a)
UBS Group AG, Senior Notes (6.246% to 9/22/28 then 1 year Treasury Constant Maturity Rate + 1.800%)	6.246%	9/22/29	3,400,000	3,507,129 (a)(b)
Total Capital Markets				58,740,911
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (5.463% to 7/26/29 then SOFR + 1.560%)	5.463%	7/26/30	9,000,000	9,149,302 (b)
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,000,000	1,828,665
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,112,163
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	755,000	744,187
Beignet Investor LLC, Senior Secured Notes	6.581%	5/30/49	2,218,000	2,263,798 (a)
Corebridge Financial Inc., Senior Notes	3.900%	4/5/32	1,500,000	1,408,264
Corebridge Financial Inc., Senior Notes	6.050%	9/15/33	2,400,000	2,510,945
Fiserv Inc., Senior Notes	2.650%	6/1/30	4,700,000	4,298,712
Horseshoe Funding Trust I, Senior Notes	6.062%	2/15/36	2,930,000	2,977,610 (a)
LPL Holdings Inc., Senior Notes	4.000%	3/15/29	4,390,000	4,268,925 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
SMBC Aviation Capital Finance DAC, Senior Notes	5.100%	4/1/30	$7,400,000	$7,442,866 (a)
Total Financial Services				30,856,135
Insurance — 1.2%
Arthur J Gallagher & Co., Senior Notes	5.450%	7/15/34	5,000,000	5,079,129
Athene Global Funding, Senior Secured Notes	2.673%	6/7/31	6,000,000	5,301,834 (a)
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	4,950,000	4,874,085 (a)
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	7,000,000	6,216,966
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	715,000	716,027
Corebridge Global Funding, Secured Notes	5.900%	9/19/28	2,000,000	2,047,145 (a)
Five Corners Funding Trust II, Senior Notes	2.850%	5/15/30	7,000,000	6,518,394 (a)
Metropolitan Life Global Funding I, Secured Notes	4.300%	8/25/29	1,400,000	1,386,232 (a)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	2,250,000	2,201,392
Sammons Financial Group Inc., Senior Notes	6.875%	4/15/34	1,250,000	1,338,603 (a)
Total Insurance				35,679,807

Total Financials				252,608,296
Health Care — 3.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.400%	3/15/33	1,625,000	1,590,538
AbbVie Inc., Senior Notes	4.500%	5/14/35	5,000,000	4,819,775
AbbVie Inc., Senior Notes	4.750%	3/15/36	555,000	543,190
Amgen Inc., Senior Notes	5.250%	3/2/33	3,400,000	3,460,908
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	8,000,000	7,076,984
Total Biotechnology				17,491,395
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	6,545,000	6,359,410 (a)
VSP Optical Group Inc., Senior Notes	5.400%	6/1/33	510,000	511,532 (a)
VSP Optical Group Inc., Senior Notes	5.650%	6/1/36	285,000	286,475 (a)
Total Health Care Equipment & Supplies				7,157,417
Health Care Providers & Services — 1.4%
CVS Health Corp., Senior Notes	1.875%	2/28/31	7,065,000	6,198,586
CVS Health Corp., Senior Notes	2.125%	9/15/31	3,000,000	2,623,835
CVS Health Corp., Senior Notes	5.300%	6/1/33	2,000,000	2,029,360
CVS Health Corp., Senior Notes	4.875%	7/20/35	1,400,000	1,357,683
Elevance Health Inc., Senior Notes	2.550%	3/15/31	5,000,000	4,536,659
HCA Inc., Senior Notes	2.375%	7/15/31	4,000,000	3,551,333
HCA Inc., Senior Notes	3.625%	3/15/32	6,500,000	6,052,929
HCA Inc., Senior Notes	4.600%	11/15/32	1,505,000	1,466,327
Humana Inc., Junior Subordinated Notes (6.625% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 2.891%)	6.625%	9/15/56	2,385,000	2,378,658 (b)
Humana Inc., Senior Notes	5.375%	4/15/31	2,545,000	2,580,225
Icon Investments Six DAC, Senior Secured Notes	5.849%	5/8/29	874,000	893,223
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	365,000	375,272
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	5.250%	6/15/33	1,895,000	1,884,896 (a)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	3,000,000	2,730,802
UnitedHealth Group Inc., Senior Notes	4.500%	4/15/33	2,000,000	1,956,786
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	$1,900,000	$1,917,916
Total Health Care Providers & Services				42,534,490
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Senior Notes	3.300%	3/15/27	500,000	495,788
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	5,200,000	5,375,004
Thermo Fisher Scientific Inc., Senior Notes	4.902%	2/12/36	1,475,000	1,458,199
Total Life Sciences Tools & Services				7,328,991
Pharmaceuticals — 1.2%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	5,500,000	5,442,174 (a)
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	6,500,000	6,090,237
Merck & Co. Inc., Senior Notes	4.450%	12/4/32	805,000	792,587
Merck & Co. Inc., Senior Notes	4.750%	12/4/35	1,295,000	1,269,518
Merck & Co. Inc., Senior Notes	5.200%	5/22/36	1,875,000	1,898,969
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	5,770,000	5,670,207
Novartis Capital Corp., Senior Notes	4.600%	3/18/33	1,555,000	1,541,132
Novartis Capital Corp., Senior Notes	4.900%	3/18/36	1,920,000	1,908,852
Novartis Capital Corp., Senior Notes	5.700%	3/18/56	1,035,000	1,055,430
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,700,000	1,684,183
Royalty Pharma PLC, Senior Notes	2.200%	9/2/30	5,000,000	4,519,655
Royalty Pharma PLC, Senior Notes	2.150%	9/2/31	2,600,000	2,283,841
Royalty Pharma PLC, Senior Notes	5.200%	9/25/35	1,250,000	1,238,986
Total Pharmaceuticals				35,395,771

Total Health Care				109,908,064
Industrials — 2.1%
Aerospace & Defense — 1.2%
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	2,735,000	2,712,250 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	5,300,000	5,173,962 (a)
Boeing Co., Senior Notes	3.600%	5/1/34	2,000,000	1,800,762
Boeing Co., Senior Notes	6.528%	5/1/34	5,000,000	5,441,371
Boeing Co., Senior Notes	3.500%	3/1/39	5,000,000	4,080,214
Boeing Co., Senior Notes	6.875%	3/15/39	2,800,000	3,135,239
Boeing Co., Senior Notes	3.900%	5/1/49	1,320,000	991,320
Boeing Co., Senior Notes	3.950%	8/1/59	1,465,000	1,047,437
Honeywell Aerospace Inc., Senior Notes	4.600%	3/16/33	1,090,000	1,070,335 (a)
Honeywell Aerospace Inc., Senior Notes	4.950%	3/16/36	2,180,000	2,147,530 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	1,240,000	1,240,816 (a)
Honeywell Aerospace Inc., Senior Notes	5.852%	3/16/66	835,000	841,982 (a)
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	4,350,000	4,366,435
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	2,500,000	2,461,470
Howmet Aerospace Inc., Senior Notes	4.750%	4/15/36	45,000	43,808
Total Aerospace & Defense				36,554,931
Building Products — 0.2%
Carlisle Cos. Inc., Senior Notes	5.250%	9/15/35	705,000	703,351
Owens Corning, Senior Notes	5.700%	6/15/34	7,000,000	7,237,417
Total Building Products				7,940,768
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	4.800%	7/15/36	$2,040,000	$1,985,877
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	4.800%	3/6/36	1,700,000	1,668,552
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	2,207,000	2,343,686
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	2,865,000	2,783,625
Vertiv Holdings Co., Senior Notes	5.800%	3/15/56	665,000	654,969
Total Electrical Equipment				7,450,832
Ground Transportation — 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	5.550%	3/15/56	2,940,000	2,881,367
Machinery — 0.2%
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	3,000,000	3,121,142
Westinghouse Air Brake Technologies Corp., Senior Notes	4.700%	9/15/28	2,000,000	2,002,131
Total Machinery				5,123,273
Passenger Airlines — 0.1%
American Airlines Group Inc. Pass-Through Trust	3.250%	10/15/28	3,239,604	3,097,019
United Airlines Inc. Pass-Through Trust	5.875%	10/15/27	31,115	31,499
United Airlines Inc. Pass-Through Trust	2.900%	5/1/28	699,683	671,700
Total Passenger Airlines				3,800,218

Total Industrials				65,737,266
Information Technology — 2.3%
Communications Equipment — 0.2%
Motorola Solutions Inc., Senior Notes	5.400%	4/15/34	7,000,000	7,089,747
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	3,095,000	3,010,291
Flex Ltd., Senior Notes	4.875%	5/12/30	3,000,000	2,995,928
Total Electronic Equipment, Instruments & Components				6,006,219
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom Inc., Senior Notes	4.950%	1/15/36	1,310,000	1,287,163
Broadcom Inc., Senior Notes	5.700%	1/15/56	195,000	193,620
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	2,000,000	2,045,847 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,530,000	1,595,914 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	3,600,000	3,825,030 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	1,415,000	1,515,061 (a)
Intel Corp., Senior Notes	4.150%	8/5/32	4,600,000	4,412,826
Intel Corp., Senior Notes	5.300%	5/15/36	1,393,247	1,386,915
Intel Corp., Senior Notes	6.125%	5/15/56	856,432	855,928
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	6,000,000	5,988,345
Marvell Technology Inc., Senior Notes	5.300%	4/15/36	590,000	587,285
NVIDIA Corp., Senior Notes	4.750%	6/15/33	2,455,000	2,448,695
NVIDIA Corp., Senior Notes	4.950%	6/15/36	2,455,000	2,434,421
NVIDIA Corp., Senior Notes	5.550%	6/15/46	3,315,000	3,292,340
NVIDIA Corp., Senior Notes	5.625%	6/15/56	2,210,000	2,195,232
Total Semiconductors & Semiconductor Equipment				34,064,622
Software — 0.7%
Oracle Corp., Senior Notes	4.950%	2/4/31	375,000	367,212
Oracle Corp., Senior Notes	2.875%	3/25/31	5,000,000	4,468,472
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	4.800%	9/26/32	$950,000	$904,321
Oracle Corp., Senior Notes	3.900%	5/15/35	1,583,000	1,343,646
Oracle Corp., Senior Notes	5.700%	2/4/36	1,502,000	1,455,147
Oracle Corp., Senior Notes	6.700%	2/4/56	1,010,000	951,210
Sabine Pass Liquefaction LLC, Senior Secured Notes	4.200%	3/15/28	1,000,000	993,522
Salesforce Inc., Senior Notes	5.200%	3/15/33	3,715,000	3,722,575
Synopsys Inc., Senior Notes	5.000%	4/1/32	4,265,000	4,273,969
Synopsys Inc., Senior Notes	5.150%	4/1/35	2,020,000	2,009,380
Total Software				20,489,454
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	4.750%	7/15/31	645,000	641,258
Dell International LLC/EMC Corp., Senior Notes	5.250%	2/15/37	2,415,000	2,378,371
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	1,100,000	1,095,760
Total Technology Hardware, Storage & Peripherals				4,115,389

Total Information Technology				71,765,431
Materials — 0.6%
Chemicals — 0.0%††
Syensqo Finance America LLC, Senior Notes	5.850%	6/4/34	1,400,000	1,432,460 (a)
Containers & Packaging — 0.2%
Amcor Flexibles North America Inc., Senior Notes	2.630%	6/19/30	3,500,000	3,234,981
AptarGroup Inc., Senior Notes	4.750%	3/30/31	1,685,000	1,669,584
Total Containers & Packaging				4,904,565
Metals & Mining — 0.3%
Anglo American Capital PLC, Senior Notes	5.000%	3/21/33	2,320,000	2,302,542 (a)
Glencore Funding LLC, Senior Notes	6.375%	10/6/30	2,930,000	3,089,365 (a)
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	2,335,000	2,350,154 (a)
Total Metals & Mining				7,742,061
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.900%	5/15/33	3,915,000	3,895,544 (a)

Total Materials				17,974,630
Real Estate — 0.8%
Diversified REITs — 0.4%
Equinix Asia Financing Corp. Pte Ltd., Senior Notes	4.400%	3/15/31	2,930,000	2,864,750
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	4,000,000	3,551,593
VICI Properties LP, Senior Notes	4.950%	2/15/30	5,000,000	4,987,461
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,000,000	1,943,562 (a)
Total Diversified REITs				13,347,366
Real Estate Management & Development — 0.1%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	1,335,000	1,347,003 (a)
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	4.700%	12/15/32	1,010,000	993,883
American Tower Corp., Senior Notes	5.350%	3/15/35	7,750,000	7,803,571
Total Specialized REITs				8,797,454

Total Real Estate				23,491,823
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 3.8%
Electric Utilities — 3.6%
American Electric Power Co. Inc., Junior Subordinated Notes (5.800% to 3/15/31 then 5 year Treasury Constant Maturity Rate + 2.128%)	5.800%	3/15/56	$2,735,000	$2,721,160 (b)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	910,000	905,164 (b)
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	1,180,000	1,160,397
Constellation Energy Generation LLC, Senior Notes	5.800%	3/1/33	9,300,000	9,710,248
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,050,000	1,115,435
DTE Electric Co., First Mortgage Bonds	4.850%	3/1/36	1,650,000	1,613,279
DTE Electric Co., Senior Secured Bonds	5.250%	5/15/35	800,000	809,565
Duke Energy Corp., Senior Notes	2.450%	6/1/30	3,900,000	3,592,181
Duke Energy Corp., Senior Notes	3.750%	9/1/46	5,000,000	3,754,789
Duke Energy Indiana LLC, First Mortgage Bonds	4.950%	3/15/36	1,255,000	1,234,092
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	500,000	509,094
Electricite de France SA, Senior Notes	5.700%	5/23/28	600,000	611,268 (a)
ENEL Finance International NV, Senior Notes	3.500%	4/6/28	2,700,000	2,650,409 (a)
ENEL Finance International NV, Senior Notes	2.500%	7/12/31	3,500,000	3,118,586 (a)
Entergy Mississippi LLC, First Mortgage Bonds	5.050%	4/15/36	1,760,000	1,731,040
Exelon Corp., Senior Notes	4.050%	4/15/30	4,500,000	4,393,787
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	4,010,000	4,088,007
NextEra Energy Capital Holdings Inc., Senior Notes	5.050%	2/28/33	5,000,000	5,020,670
NextEra Energy Capital Holdings Inc., Senior Notes	5.450%	3/15/35	6,000,000	6,093,562
NextEra Energy Capital Holdings Inc., Senior Notes (6.000% to 10/1/31 then 5 year Treasury Constant Maturity Rate + 1.840%)	6.000%	10/1/56	1,465,000	1,467,388 (b)
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	1,755,000	1,753,768
Pacific Gas and Electric Co., First Mortgage Bonds	5.200%	5/1/36	830,000	806,499
Pacific Gas and Electric Co., Senior Secured Notes	3.250%	6/1/31	5,000,000	4,614,011
Southern Co., Senior Notes	3.700%	4/30/30	6,000,000	5,799,836
Southern Power Co., Senior Notes	4.900%	10/1/35	2,790,000	2,707,891
Virginia Electric and Power Co., Senior Notes	5.000%	4/1/33	9,000,000	9,049,028
Virginia Electric and Power Co., Senior Notes	4.900%	9/15/35	6,640,000	6,502,034
Virginia Electric and Power Co., Senior Notes	4.950%	3/15/36	3,185,000	3,118,770
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	1,600,000	1,223,158
Vistra Operations Co. LLC, Senior Notes	4.300%	7/15/29	7,000,000	6,861,055 (a)
Vistra Operations Co. LLC, Senior Notes	5.250%	10/15/35	1,075,000	1,046,189 (a)
Xcel Energy Inc., Senior Notes	4.600%	6/1/32	7,500,000	7,368,475
Xcel Energy Inc., Senior Notes	5.450%	8/15/33	3,300,000	3,363,274
Total Electric Utilities				110,514,109
Multi-Utilities — 0.1%
Public Service Enterprise Group Inc., Senior Notes	2.450%	11/15/31	5,000,000	4,436,207
Water Utilities — 0.1%
Essential Utilities Inc., Senior Notes	5.125%	3/15/36	1,965,000	1,937,833

Total Utilities				116,888,149
Total Corporate Bonds & Notes (Cost — $949,985,294)				944,040,058
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 25.9%
FHLMC — 3.0%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	7/1/36	$11,376,493	$10,160,476
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/1/37- 8/1/52	51,189,387	42,315,640
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/37- 9/1/52	25,137,302	22,351,239
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/37- 7/1/52	11,158,558	9,630,593
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/39	2,207,220	2,146,391
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/40	879,372	869,793
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/48	3,712,497	3,529,082
Total FHLMC				91,003,214
FNMA — 17.9%
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 3/1/52	50,400,807	41,367,830
Federal National Mortgage Association (FNMA)	2.500%	7/1/37- 5/1/52	45,789,718	39,047,961
Federal National Mortgage Association (FNMA)	3.000%	9/1/37- 3/1/53	26,621,568	23,704,724
Federal National Mortgage Association (FNMA)	3.500%	12/1/39	482,079	459,696
Federal National Mortgage Association (FNMA)	4.500%	7/1/47	183,127	179,542
Federal National Mortgage Association (FNMA)	6.000%	8/1/53	4,930,038	5,063,786
Federal National Mortgage Association (FNMA)	2.000%	8/1/56	41,030,000	32,759,694 (d)
Federal National Mortgage Association (FNMA)	2.500%	8/1/56	39,280,000	32,814,143 (d)
Federal National Mortgage Association (FNMA)	3.500%	8/1/56	45,160,000	40,945,655 (d)
Federal National Mortgage Association (FNMA)	4.000%	8/1/56	33,140,000	30,954,752 (d)
Federal National Mortgage Association (FNMA)	4.500%	8/1/56	87,330,000	83,594,595 (d)
Federal National Mortgage Association (FNMA)	5.000%	8/1/56	63,620,000	62,447,119 (d)
Federal National Mortgage Association (FNMA)	5.500%	8/1/56	50,200,000	50,293,729 (d)
Federal National Mortgage Association (FNMA)	6.000%	8/1/56	63,800,000	65,017,608 (d)
Federal National Mortgage Association (FNMA)	6.500%	8/1/56	39,110,000	40,412,856 (d)
Total FNMA				549,063,690
GNMA — 5.0%
Government National Mortgage Association (GNMA) II	3.000%	4/20/45- 6/20/52	25,701,454	23,011,030
Government National Mortgage Association (GNMA) II	2.500%	9/20/46- 6/20/52	31,682,057	27,126,230
Government National Mortgage Association (GNMA) II	3.500%	10/20/47- 6/20/55	15,270,131	13,893,591
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 5/20/52	24,128,435	19,838,506
Government National Mortgage Association (GNMA) II	4.000%	6/20/52- 11/20/52	10,703,193	10,060,700
Government National Mortgage Association (GNMA) II	4.500%	5/20/53- 1/20/55	12,837,384	12,409,651
Government National Mortgage Association (GNMA) II	5.500%	5/20/53- 10/20/55	17,601,135	17,752,941
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	9/20/53- 6/20/55	$17,117,971	$16,925,105
Government National Mortgage Association (GNMA) II	6.000%	5/20/55- 9/20/55	9,083,091	9,287,602
Government National Mortgage Association (GNMA) II	6.500%	5/20/55	1,342,334	1,391,994
Total GNMA				151,697,350

Total Mortgage-Backed Securities (Cost — $808,773,291)				791,764,254
Collateralized Mortgage Obligations(e) — 12.0%
1301 Trust, 2025-1301 A	5.227%	8/11/42	4,000,000	3,998,808 (a)(b)
BANK, 2019-BN18 A2	3.474%	5/15/62	1,397,720	1,357,155
BANK, 2022-BNK40 A4	3.502%	3/15/64	2,800,000	2,594,484 (b)
BANK5, 2025-5YR15 XA, IO	1.438%	7/15/58	45,751,153	1,979,076 (b)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	2,219,000	2,249,734 (b)
BANK5, 2025-5YR19 B	5.812%	12/15/58	3,148,000	3,198,431 (b)
BANK5, 2026-5YR20 AS	5.336%	2/15/59	1,721,000	1,726,252
Barclays Commercial Mortgage Trust, 2019-C3 A2	3.438%	5/15/52	963,958	945,939
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	4,118,000	4,138,793 (b)
BBCMS Mortgage Trust, 2026-5C40 B	5.780%	2/15/59	3,056,000	3,088,774 (b)
BBCMS Mortgage Trust, 2026-5C41 XA, IO	1.375%	5/15/69	49,686,172	2,464,235 (b)
BBCMS Mortgage Trust, 2026-5C42 AS	5.902%	6/15/59	4,268,000	4,393,856
BBCMS Mortgage Trust, 2026-5C42 XA, IO	1.136%	6/15/59	42,720,000	2,130,382 (b)
Benchmark Mortgage Trust, 2019-B13 A2	2.889%	8/15/57	3,771,599	3,645,792
Benchmark Mortgage Trust, 2019-B14 A2	2.915%	12/15/62	1,735,349	1,690,846
Benchmark Mortgage Trust, 2019-B15 A2	2.914%	12/15/72	2,784,475	2,746,030
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	2,491,010	2,358,622
Benchmark Mortgage Trust, 2022-B32 A5	3.002%	1/15/55	5,560,000	4,936,273 (b)
Benchmark Mortgage Trust, 2025-V16 B	6.339%	8/15/58	3,978,000	4,077,381 (b)
Benchmark Mortgage Trust, 2025-V17 AM	5.425%	9/15/58	1,809,000	1,819,605 (b)
Benchmark Mortgage Trust, 2025-V18 XA, IO	1.472%	10/15/58	24,554,348	1,164,627 (a)(b)
Benchmark Mortgage Trust, 2025-V19 XA, IO	1.314%	1/15/58	85,000,000	3,685,421 (b)
Benchmark Mortgage Trust, 2026-V20 AM	5.436%	2/15/59	2,599,000	2,618,327
Benchmark Mortgage Trust, 2026-V21 AS	5.506%	3/15/59	3,013,000	3,039,744
Benchmark Mortgage Trust, 2026-V21 XA, IO	1.648%	3/15/59	26,094,267	1,540,363 (b)
BIKE Pass-Through Trust, 2026-BAND A (1 mo. Term SOFR + 2.150%)	5.780%	7/15/43	2,750,000	2,754,025 (a)(b)
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	3,280,000	3,350,709 (b)
BMO Mortgage Trust, 2025-5C11 AS	5.938%	7/15/58	3,850,000	3,922,585
BMO Mortgage Trust, 2025-5C11 XA, IO	1.332%	7/15/58	80,104,702	3,206,527 (b)
BMO Mortgage Trust, 2026-5C15 XA, IO	1.083%	6/25/59	46,549,000	2,201,707 (b)
BRCK Trust, 2025-830B A	4.956%	12/10/42	4,242,000	4,202,360 (a)(b)
BX Commercial Mortgage Trust, 2026-CSMO A (1 mo. Term SOFR + 1.400%)	5.025%	2/15/43	4,278,000	4,293,247 (a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.429%	10/15/36	3,090,000	3,089,863 (a)(b)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	5.116%	4/15/37	1,447,170	1,448,998 (a)(b)
BX Trust, 2025-ARIA B	5.350%	12/13/42	2,334,000	2,331,727 (a)(b)
BX Trust, 2025-VOLT A (1 mo. Term SOFR + 1.700%)	5.325%	12/15/44	1,519,000	1,522,929 (a)(b)
BX Trust, 2026-CLS A (1 mo. Term SOFR + 1.400%)	5.025%	5/15/43	2,887,000	2,896,007 (a)(b)
Cantor Commercial Real Estate Lending, 2019-CF3 A2	2.942%	1/15/53	765,252	727,028
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
CD Mortgage Trust, 2016-CD1 A4	2.724%	8/10/49	$2,268,322	$2,258,715
CFCRE Commercial Mortgage Trust, 2016-C7 A3	3.839%	12/10/54	1,870,000	1,862,232
CGMS Commercial Mortgage Trust, 2017-B1 AS	3.711%	8/15/50	2,092,000	2,053,373 (b)
Citigroup Commercial Mortgage Trust, 2016-C3 AS	3.366%	11/15/49	4,357,000	4,225,151 (b)
Citigroup Commercial Mortgage Trust, 2018-C5 AS	4.408%	6/10/51	2,125,000	2,092,050 (b)
Citigroup Commercial Mortgage Trust, 2020-GC46 A2	2.708%	2/15/53	1,693,994	1,605,686
Commercial Mortgage Trust, 2025-SBX A	5.432%	8/10/41	1,935,000	1,923,627 (a)(b)
CSAIL Commercial Mortgage Trust, 2017-CX10 A3	3.398%	11/15/50	629,139	628,658
CSTL Commercial Mortgage Trust, 2025-GATE2 A	4.712%	11/10/42	1,671,000	1,640,936 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5391 FA (30 Day Average SOFR + 1.200%)	4.828%	3/25/54	6,950,322	7,012,079 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5397 NF (30 Day Average SOFR + 1.050%)	4.678%	4/25/54	10,569,720	10,655,264 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5419 AF (30 Day Average SOFR + 1.100%)	4.728%	6/25/54	4,036,887	4,077,817 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5526 FB (30 Day Average SOFR + 1.050%)	4.678%	9/25/54	9,020,406	9,098,600 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5601 FC (30 Day Average SOFR + 1.050%)	4.678%	11/25/55	5,014,092	5,056,146 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-HQA4 M2 (30 Day Average SOFR + 2.350%)	5.978%	12/25/41	9,791,908	9,844,711 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2026-R03 2A1 (30 Day Average SOFR + 1.100%)	4.728%	4/25/46	8,927,143	8,954,845 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2025-55 FG (30 Day Average SOFR + 1.100%)	4.728%	7/25/55	16,406,408	16,562,583 (b)
Federal National Mortgage Association (FNMA) REMIC, 2026-43 FD (30 Day Average SOFR + 0.930%)	4.558%	6/25/56	6,826,376	6,852,569 (b)
Government National Mortgage Association (GNMA), 2025-169 FB (30 Day Average SOFR + 1.000%)	4.609%	10/20/55	11,427,072	11,515,417 (b)
GS Mortgage Securities Corp. Trust, 2017-375H A	3.591%	9/10/37	3,250,000	3,162,352 (a)(b)
GS Mortgage Securities Trust, 2016-GS2 A4	3.050%	5/10/49	40,565	40,513
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	3,651,546	3,493,145
GS Mortgage-Backed Securities Trust, 2025-NQM2 A1	5.648%	6/25/65	9,628,021	9,639,505 (a)
GS Mortgage-Backed Securities Trust, 2025-PJ10 A27 (30 Day Average SOFR + 1.350%)	4.978%	4/25/56	12,584,991	12,617,116 (a)(b)
Hudson Yards Mortgage Trust, 2026-10HY A	5.086%	12/10/39	1,902,000	1,911,200 (a)(b)
JPMDB Commercial Mortgage Securities Trust, 2019-COR6 A2	2.946%	11/13/52	2,969,260	2,893,944
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 AS	3.144%	8/15/49	2,896,000	2,817,101
JPMorgan Mortgage Trust, 2025-NQM1 A1	5.591%	6/25/65	1,593,363	1,592,884 (a)
JPMorgan Mortgage Trust, 2026-NQX1 A1	5.500%	7/25/66	12,957,909	12,918,767 (a)(b)
JPMorgan Mortgage Trust, 2026-NQX2 A1	5.628%	10/25/66	2,290,000	2,295,436 (a)(b)
MAD Commercial Mortgage Trust, 2025-11MD A	4.912%	10/15/42	3,418,000	3,390,778 (a)(b)
MAD Commercial Mortgage Trust, 2025-11MD C	5.818%	10/15/42	4,149,000	4,169,506 (a)(b)
MAD Commercial Mortgage Trust, 2025-11MD D	6.571%	10/15/42	1,425,000	1,437,474 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 AS	3.561%	4/15/48	4,100,000	3,959,005
Morgan Stanley Bank of America Merrill Lynch Trust, 2025-5C2 AS	5.384%	11/15/58	1,763,000	1,769,961
Morgan Stanley Capital I Trust, 2016-BNK2, A4	3.049%	11/15/49	3,139,000	3,097,560
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
OBX Trust, 2026-INV3 AF2 (30 Day Average SOFR + 1.350%)	4.978%	4/25/56	$9,543,151	$9,548,018 (a)(b)
One Bryant Park Trust, 2019-OBP A	2.516%	9/15/54	2,333,000	2,155,636 (a)
Onity Loan Investment Trust, 2026-HB3 A	3.000%	6/25/39	4,752,000	4,654,950 (a)(b)
PMT Loan Trust, 2025-INV10 A36 (30 Day Average SOFR + 1.350%)	4.978%	10/1/56	14,060,911	14,082,305 (a)(b)
Radian Mortgage Capital Trust, 2025-J4 A25 (30 Day Average SOFR + 1.550%)	5.178%	3/25/56	5,937,288	5,959,556 (a)(b)
SCG Commercial Mortgage Trust, 2025-FLWR A (1 mo. Term SOFR + 1.250%)	4.875%	8/15/42	3,000,000	3,005,307 (a)(b)
SDR Commercial Mortgage Trust, 2024-DSNY A (1 mo. Term SOFR + 1.392%)	5.017%	5/15/39	2,322,000	2,327,656 (a)(b)
SHRN Trust, 2025-MF18 A (1 mo. Term SOFR + 1.200%)	4.825%	10/15/40	4,132,000	4,134,242 (a)(b)
SYCA Commercial Mortgage Trust, 2025-WAG A	5.433%	11/10/42	3,000,000	2,977,247 (a)(b)
UBS Commercial Mortgage Trust, 2017-C3 A2	2.998%	8/15/50	4,858,939	4,785,879
UBS Commercial Mortgage Trust, 2019-C18 A2	2.994%	12/15/52	6,157,009	6,088,289
Verus Securitization Trust, 2026-R5 A1	5.457%	3/25/68	3,671,000	3,675,760 (a)(b)
VRTX Trust, 2025-HQ A	5.090%	8/5/42	1,692,000	1,661,637 (a)(b)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	5,403,790	5,361,505
Wells Fargo Commercial Mortgage Trust, 2025-5C5 XA, IO	1.532%	7/15/58	65,128,631	3,016,172 (b)
Wells Fargo Commercial Mortgage Trust, 2026-5C8 AS	5.250%	3/15/59	4,308,000	4,292,648
Wells Fargo Commercial Mortgage Trust, 2026-5C8 XA, IO	1.584%	3/15/59	71,178,912	3,908,156 (b)
Wells Fargo Commercial Mortgage Trust, 2026-5C10 XA, IO	0.985%	6/15/59	68,291,000	3,259,973 (b)

Total Collateralized Mortgage Obligations (Cost — $368,678,672)				367,558,304
Asset-Backed Securities — 7.7%
Balboa Bay Loan Funding Ltd., 2022-1A AR (3 mo. Term SOFR + 1.190%)	4.865%	4/20/37	16,500,000	16,520,041 (a)(b)
Barings CLO Ltd., 2024-3A A (3 mo. Term SOFR + 1.400%)	5.075%	7/20/37	15,000,000	15,008,253 (a)(b)
Barrow Hanley CLO Ltd., 2024-3A AR (3 mo. Term SOFR + 1.270%)	4.891%	4/20/38	14,500,000	14,520,151 (a)(b)
Birch Grove CLO Ltd., 19A A1RR (3 mo. Term SOFR + 1.590%)	5.270%	7/17/37	11,020,000	11,051,421 (a)(b)
BlueMountain CLO Ltd., 2020-29A AR2 (3 mo. Term SOFR + 1.050%)	4.685%	7/25/34	9,000,000	9,004,352 (a)(b)
BofA Auto Trust, 2026-1A A3	4.180%	10/15/30	5,379,000	5,346,748 (a)
CarMax Auto Owner Trust, 2026-2 A2A	4.110%	8/15/29	8,824,000	8,808,882
CarMax Auto Owner Trust, 2026-2 A3	4.220%	6/16/31	5,415,000	5,387,162
Chase Auto Owner Trust, 2026-1A A3	4.530%	6/25/31	8,856,000	8,872,524 (a)
Columbia Cent CLO Ltd., 2024-33A A1R (3 mo. Term SOFR + 1.260%)	4.878%	4/20/37	15,000,000	15,012,841 (a)(b)
Compass Datacenters Issuer LLC, 2024-1A A1	5.250%	2/25/49	4,724,000	4,745,050 (a)
Compass Datacenters Issuer LLC, 2025-2A A1	4.926%	11/25/50	5,921,000	5,801,094 (a)
Compass Datacenters Issuer LLC, 2026-1A A21	4.897%	2/25/56	1,478,000	1,461,728 (a)
Ford Credit Floorplan Master Owner Trust A, 2026-1 A	4.420%	5/15/31	17,683,000	17,661,147
GM Financial Consumer Automobile Receivables Trust, 2026-2 A3	4.150%	8/18/31	6,482,000	6,446,456
Hyundai Auto Receivables Trust, 2026-B A3	4.510%	2/18/31	4,127,000	4,139,845
Invesco CLO Ltd., 2021-2A AR (3 mo. Term SOFR + 1.100%)	4.773%	7/15/34	9,250,000	9,259,264 (a)(b)
Iskandar Enterprise LLC, 2026-1A A21	5.049%	4/17/56	10,919,000	10,868,180 (a)
JPMorgan Mortgage Trust, 2026-HE1 A1 (30 Day Average SOFR + 1.250%)	4.859%	9/20/56	1,497,953	1,504,402 (a)(b)
Mountain View CLO Ltd., 2019-2A A1R2 (3 mo. Term SOFR + 1.290%)	4.918%	7/15/37	14,600,000	14,607,198 (a)(b)
New Economy Assets - Phase 1 Sponsor LLC, 2021-1 A1	1.910%	10/20/61	6,660,000	5,505,322 (a)
PK ALIFT Loan Funding LP, 2024-1 A1	5.842%	9/15/39	1,653,889	1,675,698 (a)
PK ALIFT Loan Funding LP, 2026-1 A	4.614%	9/15/43	250,000	246,504 (a)
RCKT Mortgage Trust, 2024-CES7 A1A	5.158%	10/25/44	4,110,668	4,101,057 (a)
Towd Point Mortgage Trust, 2025-HE2 A1A (30 Day Average SOFR + 1.350%)	4.978%	9/25/65	9,492,016	9,509,258 (a)(b)
Toyota Auto Receivables Owner Trust, 2026-B A3	4.130%	12/16/30	8,292,000	8,249,095
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Whetstone Park CLO Ltd., 2021-1A A1R (3 mo. Term SOFR + 1.070%)	4.745%	1/20/35	$10,000,000	$10,006,596 (a)(b)
World Omni Auto Receivables Trust, 2026-B A3	4.370%	6/16/31	10,777,000	10,763,506

Total Asset-Backed Securities (Cost — $237,436,341)				236,083,775
Municipal Bonds — 1.2%
California — 0.8%
California State Health Facilities Financing Authority Revenue, Series 2022	4.190%	6/1/37	2,525,000	2,362,134
California State, GO, Various Purpose, Refunding	4.350%	11/1/32	3,115,000	3,083,500
Fresno County, CA, Revenue, Series A, NATL	0.000%	8/15/32	1,490,000	1,116,537
Orange City, CA, Revenue, Series 2021,Refunding	2.650%	6/1/34	1,135,000	969,381
Pomona City, CA, Revenue, Series B	3.716%	8/1/40	690,000	586,744
San Bernardino, CA, Community College District, GO:
Refunding	2.686%	8/1/41	6,140,000	4,649,169
Refunding	2.856%	8/1/49	3,575,000	2,373,716
Tulare County, CA, Revenue, Series 2018	4.445%	6/1/37	2,290,000	2,175,180
Whittier, CA, City School District, GO, Refunding	3.306%	8/1/43	7,500,000	6,147,849
Total California				23,464,210
Florida — 0.1%

Florida State Board of Administration Finance Corp. Revenue, Series A	5.526%	7/1/34	2,205,000	2,294,862
Georgia — 0.0%††

Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation XIV LLC Project, Series A	5.273%	1/1/40	535,000	536,749
Illinois — 0.1%

Illinois State, GO, Series A	4.954%	4/1/33	2,080,000	2,087,986
New Jersey — 0.0%††

New Jersey State Transportation Trust Fund Authority, Build America Bond, Series B	6.561%	12/15/40	460,000	504,610
New York — 0.0%††

New York City, NY, TFA, Future Tax Secured Subordinated Revenue, Series F, Subseries F-2	4.660%	2/1/36	1,675,000	1,638,354
Ohio — 0.1%
Greenville, OH, City School District, Refunding, SD Credit Program	3.541%	1/1/51	1,295,000	984,692
Jobs Ohio Beverage System, OH, Statewide Senior Lien Liquor Profit, Revenue, Series A, Refunding	2.833%	1/1/38	1,375,000	1,158,948 (f)
Total Ohio				2,143,640
Pennsylvania — 0.1%
Pennsylvania State Economic Development Financing Authority Revenue, Economic Development and Infrastructure Program, Series 2025	5.689%	6/1/54	1,615,000	1,620,052
Philadelphia, PA, Redevelopment Authority, City Service Agreement Revenue, Series A	5.002%	11/1/38	2,520,000	2,488,148
Total Pennsylvania				4,108,200

Total Municipal Bonds (Cost — $41,671,267)				36,778,611
			Shares
Investments in Underlying Funds — 0.4%
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF (Cost — $12,280,970)			490,650	12,283,423 (g)
Total Investments before Short-Term Investments (Cost — $3,439,102,420)				3,367,787,999
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 3.9%
Commercial Paper — 2.3%
Agree LP	4.222%	7/1/26	$17,175,000	$17,173,054 (h)
AvalonBay Communities Inc.	4.046%	7/7/26	6,595,000	6,589,986 (h)
Boston Scientific Corp.	4.123%	7/23/26	5,830,000	5,815,176 (h)
Essex Portfolio LP	4.154%	7/14/26	8,730,000	8,716,383 (h)
Extra Space Storage LP	4.038%	7/6/26	5,970,000	5,966,116 (h)
Intercontinental Exchange Inc.	4.184%	7/6/26	7,715,000	7,709,804 (h)
Intercontinental Exchange Inc.	3.919%	7/9/26	3,405,000	3,401,774 (h)
Mid-America Apartments LP	4.006%	7/2/26	4,615,000	4,614,007 (h)
Mid-America Apartments LP	4.050%	7/8/26	3,040,000	3,037,356 (h)
Targa Resources Corp.	4.093%	7/1/26	8,720,000	8,719,042 (h)

Total Commercial Paper (Cost — $71,750,367)				71,742,698
			Shares
Money Market Funds — 1.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $48,356,566)	3.545%		48,356,566	48,356,566 (g)(i)

Total Short-Term Investments (Cost — $120,106,933)				120,099,264
Total Investments — 113.9% (Cost — $3,559,209,353)				3,487,887,263
Liabilities in Excess of Other Assets — (13.9)%				(426,120,900)
Total Net Assets — 100.0%				$3,061,766,363

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2026, the Fund held TBA securities with a total cost of $440,866,736.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $60,639,989 and the cost was $60,637,536 (Note 3).

(h)	Rate shown represents yield-to-maturity.
(i)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Core Bond ETF
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
ETF	—	Exchange-Traded Fund
GO	—	General Obligation
IO	—	Interest Only
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Swedish Depository Receipts
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 94.7%
U.S. Government Obligations — 94.7%
U.S. Treasury Bonds	5.000%	5/15/37	$2,200,000	$2,310,430
U.S. Treasury Bonds	4.375%	2/15/38	6,500,000	6,447,441
U.S. Treasury Bonds	4.250%	5/15/39	2,500,000	2,416,211
U.S. Treasury Bonds	4.375%	5/15/40	4,750,000	4,593,955
U.S. Treasury Bonds	1.750%	8/15/41	3,000,000	2,011,816
U.S. Treasury Bonds	3.125%	2/15/42	69,810,000	56,786,072
U.S. Treasury Bonds	3.875%	5/15/43	14,850,000	13,130,358
U.S. Treasury Bonds	4.750%	2/15/45	7,940,000	7,768,949
U.S. Treasury Bonds	4.625%	2/15/46	12,710,000	12,203,586
U.S. Treasury Bonds	3.125%	5/15/48	58,800,000	44,194,172
U.S. Treasury Bonds	2.250%	2/15/52	1,000,000	602,363
U.S. Treasury Bonds	4.000%	11/15/52	30,400,000	26,015,750
U.S. Treasury Bonds	4.125%	8/15/53	19,130,000	16,714,464
U.S. Treasury Bonds	4.625%	2/15/55	15,500,000	14,732,871
U.S. Treasury Bonds	4.750%	8/15/55	15,000,000	14,556,445
U.S. Treasury Bonds	5.000%	5/15/56	3,530,000	3,567,782
U.S. Treasury Notes	3.750%	4/30/27	200,000	199,485
U.S. Treasury Notes	4.125%	10/31/27	119,510,000	119,451,646
U.S. Treasury Notes	1.125%	2/29/28	28,303,000	26,933,732
U.S. Treasury Notes	1.250%	4/30/28	82,180,000	78,005,192
U.S. Treasury Notes	4.000%	5/31/28	6,420,000	6,401,693
U.S. Treasury Notes	1.250%	9/30/28	8,000,000	7,504,063
U.S. Treasury Notes	3.500%	1/15/29	7,000,000	6,888,164
U.S. Treasury Notes	3.875%	4/15/29	71,310,000	70,777,960
U.S. Treasury Notes	3.875%	5/15/29	140,000	138,934
U.S. Treasury Notes	3.875%	9/30/29	25,000,000	24,777,344
U.S. Treasury Notes	3.500%	1/31/30	26,400,000	25,810,125
U.S. Treasury Notes	4.000%	3/31/30	18,000,000	17,887,149
U.S. Treasury Notes	4.125%	8/31/30	10,600,000	10,571,844
U.S. Treasury Notes	3.750%	12/31/30	57,400,000	56,338,324
U.S. Treasury Notes	4.000%	1/31/31	8,940,000	8,863,696
U.S. Treasury Notes	1.250%	8/15/31	13,000,000	11,237,891
U.S. Treasury Notes	1.375%	11/15/31	31,630,000	27,321,030
U.S. Treasury Notes	1.875%	2/15/32	17,284,000	15,249,754
U.S. Treasury Notes	4.125%	11/15/32	31,666,000	31,387,686
U.S. Treasury Notes	4.250%	3/31/33	7,390,000	7,368,061
U.S. Treasury Notes	4.125%	4/30/33	50,310,000	49,767,595
U.S. Treasury Notes	3.875%	8/15/33	17,000,000	16,533,496
U.S. Treasury Notes	4.250%	5/15/35	22,940,000	22,672,068
U.S. Treasury Notes	4.000%	11/15/35	36,600,000	35,410,500
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/29	32,100,000	28,793,881
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/31	57,200,000	47,074,109

Total U.S. Government & Agency Obligations (Cost — $992,220,911)				981,418,087
U.S. Treasury Inflation Protected Securities — 3.8%
U.S. Treasury Notes, Inflation Indexed	2.375%	10/15/28	4,500,000	4,946,472
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Treasury Notes, Inflation Indexed	2.125%	4/15/29	$5,000,000	$5,399,932
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	15,000,000	15,505,987
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	10,000,000	10,588,310
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	2,550,000	2,586,863

Total U.S. Treasury Inflation Protected Securities (Cost — $39,735,555)				39,027,564
Total Investments before Short-Term Investments (Cost — $1,031,956,466)				1,020,445,651
			Shares
Short-Term Investments — 0.9%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $9,374,833)	3.545%		9,374,833	9,374,833 (a)(b)
Total Investments — 99.4% (Cost — $1,041,331,299)				1,029,820,484
Other Assets in Excess of Liabilities — 0.6%				6,103,685
Total Net Assets — 100.0%				$1,035,924,169

(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $9,374,833 and the cost was $9,374,833 (Note 3).

Abbreviation(s) used in this schedule:
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 74.4%
Communication Services — 1.3%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	3.800%	2/15/27	$342,000	$340,781
AT&T Inc., Senior Notes	4.250%	3/1/27	801,000	800,127
AT&T Inc., Senior Notes	2.300%	6/1/27	2,500,000	2,451,873
Total Diversified Telecommunication Services				3,592,781
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	810,000	835,789
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	68,000	67,442
Wireless Telecommunication Services — 0.5%
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,550,000	2,537,225

Total Communication Services				7,033,237
Consumer Discretionary — 4.6%
Automobiles — 3.5%
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	4.350%	10/22/27	925,000	925,532 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.730%)	4.358%	8/13/27	2,005,000	2,007,062 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	4.459%	3/3/28	490,000	490,749 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	595,000	596,442 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.790%)	4.428%	3/17/28	600,000	603,010 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.548%	8/13/27	1,900,000	1,909,319 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.557%	3/21/28	863,000	868,692 (a)(b)
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.350%)	4.977%	5/8/27	100,000	100,523 (a)
Hyundai Capital America, Senior Notes	5.300%	3/19/27	740,000	744,605 (b)
Hyundai Capital America, Senior Notes	4.850%	3/25/27	1,469,000	1,473,606 (b)
Hyundai Capital America, Senior Notes	4.600%	4/6/28	2,185,000	2,181,857 (b)
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	4.667%	9/24/27	625,000	627,539 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.677%	3/19/27	300,000	300,919 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.677%	6/24/27	357,000	358,762 (a)(b)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.083%	1/12/28	449,000	449,056 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.500%)	4.128%	11/18/27	480,000	479,857 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.358%	9/5/28	1,106,000	1,111,557 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	4.397%	8/7/26	440,000	440,197 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	1,775,000	1,775,876 (b)
Volkswagen Group of America Finance LLC, Senior Notes	4.450%	9/11/27	1,072,000	1,068,751 (b)
Total Automobiles				18,513,911
Broadline Retail — 0.2%
Amazon.com Inc., Senior Notes (SOFR + 0.590%)	4.228%	3/13/29	1,070,000	1,075,140 (a)
Hotels, Restaurants & Leisure — 0.8%
Airbnb Inc., Senior Notes	4.400%	3/16/29	562,000	559,227
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	1,847,000	1,857,712
Marriott International Inc., Senior Notes	5.450%	9/15/26	30,000	30,036
Marriott International Inc., Senior Notes	4.200%	7/15/27	990,000	988,801
Marriott International Inc., Senior Notes	4.000%	4/15/28	185,000	183,527
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	407,000	407,920 (b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd., Senior Notes	7.500%	10/15/27	$505,000	$523,445
Total Hotels, Restaurants & Leisure				4,550,668
Household Durables — 0.0%††
Toll Brothers Finance Corp., Senior Notes	4.875%	3/15/27	135,000	135,225
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	3.750%	9/15/28	120,000	118,718
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	425,000	419,761
Total Specialty Retail				538,479

Total Consumer Discretionary				24,813,423
Consumer Staples — 2.1%
Beverages — 0.0%††
Keurig Dr Pepper Inc., Senior Notes	5.100%	3/15/27	111,000	111,377
Consumer Staples Distribution & Retail — 0.3%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	1,095,000	1,084,687 (b)
Kroger Co., Senior Notes	2.650%	10/15/26	142,000	141,403
Kroger Co., Senior Notes	3.700%	8/1/27	484,000	480,456
Total Consumer Staples Distribution & Retail				1,706,546
Food Products — 0.5%
Mars Inc., Senior Notes	4.450%	3/1/27	1,025,000	1,026,869 (b)
McCormick & Co. Inc., Senior Notes	4.150%	2/15/29	340,000	336,369
Mondelez International Inc., Senior Notes	4.250%	5/6/28	1,046,000	1,042,034
Mondelez International Inc., Senior Notes	4.125%	5/7/28	100,000	99,303
Total Food Products				2,504,575
Tobacco — 1.3%
BAT Capital Corp., Senior Notes	3.215%	9/6/26	300,000	299,449
BAT Capital Corp., Senior Notes	4.700%	4/2/27	360,000	360,723
BAT Capital Corp., Senior Notes	3.557%	8/15/27	548,000	542,767
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.237%	2/11/28	450,000	450,893 (a)(b)
Philip Morris International Inc., Senior Notes	4.375%	11/1/27	400,000	399,856
Philip Morris International Inc., Senior Notes	5.125%	11/17/27	1,580,000	1,594,915
Philip Morris International Inc., Senior Notes	4.125%	4/27/29	365,000	361,174
Philip Morris International Inc., Senior Notes (SOFR + 0.660%)	4.290%	10/27/28	1,820,000	1,823,034 (a)
Philip Morris International Inc., Senior Notes (SOFR + 0.830%)	4.458%	4/28/28	948,000	954,120 (a)
Total Tobacco				6,786,931

Total Consumer Staples				11,109,429
Energy — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.105%	2/26/28	346,000	346,975 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.198%	8/13/28	305,000	306,576 (a)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	210,000	209,959
Energy Transfer LP, Senior Notes	4.400%	3/15/27	91,000	91,027
Enterprise Products Operating LLC, Senior Notes	4.300%	6/20/28	585,000	583,060
ONEOK Inc., Senior Notes	5.550%	11/1/26	440,000	441,453
Phillips 66 Co., Senior Notes	3.550%	10/1/26	150,000	149,746

Total Energy				2,128,796
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 55.8%
Banks — 39.5%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	$2,300,000	$2,312,902 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	2,100,000	2,107,463 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	4.425%	7/7/28	310,000	311,422 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 1.000%)	4.639%	12/3/28	775,000	778,164 (a)(b)
ANZ New Zealand International Ltd., Senior Notes (SOFR + 0.610%)	4.240%	1/22/29	370,000	370,149 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.590%)	4.228%	12/8/28	1,600,000	1,604,760 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.257%	6/18/28	370,000	371,450 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	4.287%	9/30/27	1,000,000	1,003,965 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	4.313%	7/16/27	445,000	446,764 (a)(b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	4.150%	3/3/29	800,000	788,474
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	1,800,000	1,833,187 (a)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (SOFR + 0.880%)	4.519%	3/3/29	2,200,000	2,207,266 (a)
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	1,935,000	1,947,614 (a)
Banco Santander SA, Senior Notes (SOFR + 0.990%)	4.622%	4/15/29	2,135,000	2,141,785 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	4.752%	7/15/28	600,000	603,291 (a)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	525,000	515,189 (a)
Bank of America Corp., Senior Notes (4.623% to 5/9/28 then SOFR + 1.110%)	4.623%	5/9/29	243,000	242,939 (a)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	290,000	290,862 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	4.460%	1/24/29	1,882,000	1,888,003 (a)
Bank of America Corp., Senior Notes (SOFR + 0.880%)	4.510%	4/23/30	1,719,000	1,721,543 (a)
Bank of America Corp., Senior Notes (SOFR + 1.050%)	4.678%	2/4/28	426,000	427,161 (a)
Bank of America Corp., Senior Notes (SOFR + 1.110%)	4.737%	5/9/29	990,000	998,816 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	270,000	270,035
Bank of Montreal, Senior Notes	5.203%	2/1/28	1,000,000	1,010,701
Bank of Montreal, Senior Notes (4.100% to 12/15/26 then SOFR + 0.525%)	4.100%	12/15/27	305,000	304,635 (a)
Bank of Montreal, Senior Notes (4.338% to 3/19/29 then SOFR + 0.890%)	4.338%	3/19/30	737,000	730,413 (a)
Bank of Montreal, Senior Notes (SOFR + 0.750%)	4.387%	9/22/28	1,875,000	1,879,971 (a)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	4.490%	1/27/29	1,350,000	1,354,450 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	4.518%	9/10/27	595,000	595,618 (a)
Bank of Nova Scotia, Senior Notes (4.578% to 6/5/28 then SOFR + 0.660%)	4.578%	6/5/29	800,000	797,815 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.730%)	4.357%	2/2/30	380,000	379,808 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.760%)	4.398%	9/15/28	1,810,000	1,813,872 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	4.418%	6/4/27	600,000	602,642 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	4.518%	2/14/29	1,075,000	1,078,655 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 1.000%)	4.638%	9/8/28	1,937,000	1,946,442 (a)
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	940,000	940,558 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	800,000	799,004 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	4.623%	10/16/28	1,858,000	1,870,455 (a)(b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	4.698%	2/16/28	1,750,000	1,765,434 (a)(b)
Barclays PLC, Senior Notes (5.501% to 8/9/27 then 1 year Treasury Constant Maturity Rate + 2.650%)	5.501%	8/9/28	2,358,000	2,379,260 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	$665,000	$667,498 (a)
Barclays PLC, Senior Notes (SOFR + 1.080%)	4.707%	11/11/29	1,525,000	1,536,258 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.128%	3/12/28	218,000	219,326 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	2,772,000	2,737,704 (b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	495,000	491,794 (b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,801,000	1,813,184 (a)(b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.056%	5/9/29	740,000	744,923 (a)(b)
BPCE SA, Senior Notes	3.500%	10/23/27	1,280,000	1,263,207 (b)
BPCE SA, Senior Notes (6.612% to 10/19/26 then SOFR + 1.980%)	6.612%	10/19/27	1,900,000	1,911,465 (a)(b)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	1,695,000	1,761,906 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	1,232,000	1,230,953 (a)(b)
CaixaBank SA, Senior Notes (6.208% to 1/18/28 then SOFR + 2.700%)	6.208%	1/18/29	2,450,000	2,507,301 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	2,200,000	2,209,296 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes (4.508% to 9/11/26 then SOFR + 0.930%)	4.508%	9/11/27	160,000	159,986 (a)
Canadian Imperial Bank of Commerce, Senior Notes (4.723% to 6/16/28 then SOFR + 0.670%)	4.723%	6/16/29	825,000	826,186 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	4.568%	9/11/27	600,000	600,704 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	4.576%	6/28/27	2,255,000	2,268,081 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	4.667%	3/30/29	640,000	643,888 (a)
Citibank NA, Senior Notes (4.554% to 6/18/28 then SOFR + 0.595%)	4.554%	6/18/29	1,070,000	1,069,011 (a)
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	1,925,000	1,928,755 (a)
Citigroup Inc., Senior Notes (SOFR + 0.870%)	4.508%	3/4/29	1,645,000	1,650,312 (a)
Citigroup Inc., Senior Notes (SOFR + 1.143%)	4.770%	5/7/28	2,224,000	2,233,793 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.097%	11/27/26	515,000	515,478 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.630%)	4.266%	3/27/29	345,000	347,002 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.278%	3/14/28	825,000	828,472 (a)(b)
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	1,584,000	1,583,230
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	795,000	801,929
Cooperatieve Rabobank UA, Senior Notes	4.345%	6/9/28	1,505,000	1,505,457
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	1,885,000	1,873,531 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.410%)	4.043%	1/14/28	255,000	255,194 (a)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.227%	5/27/27	250,000	250,689 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	500,000	500,063 (b)
Credit Agricole SA, Senior Notes	4.125%	1/10/27	250,000	249,679 (b)
Credit Agricole SA, Senior Notes (4.631% to 9/11/27 then SOFR + 1.210%)	4.631%	9/11/28	2,390,000	2,389,548 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	4.508%	3/11/27	356,000	357,450 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	4.848%	9/11/28	750,000	754,616 (a)(b)
Danske Bank A/S, Senior Notes	4.375%	6/12/28	727,000	725,029 (b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,880,000	1,877,883 (a)(b)
Danske Bank A/S, Senior Notes (4.662% to 3/27/28 then 1 year Treasury Constant Maturity Rate + 0.750%)	4.662%	3/27/29	1,670,000	1,670,443 (a)(b)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	1,155,000	1,162,466 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Fifth Third Bancorp, Senior Notes (6.361% to 10/27/27 then SOFR + 2.192%)	6.361%	10/27/28	$2,159,000	$2,207,628 (a)
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	1,945,000	1,950,036 (a)
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	4.440%	1/28/28	500,000	500,471 (a)
HSBC Holdings PLC, Senior Notes (SOFR + 1.570%)	5.197%	8/14/27	350,000	350,516 (a)
Huntington Bancshares Inc., Senior Notes (4.443% to 8/4/27 then SOFR + 1.970%)	4.443%	8/4/28	1,302,000	1,299,862 (a)
Huntington National Bank, Senior Notes (4.871% to 4/12/27 then SOFR + 0.720%)	4.871%	4/12/28	1,905,000	1,908,981 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	4.353%	4/12/28	1,015,000	1,015,487 (a)
ING Groep NV, Senior Notes (4.858% to 3/25/28 then SOFR + 1.010%)	4.858%	3/25/29	860,000	863,456 (a)
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	1,502,000	1,506,179 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	4.647%	3/25/29	2,500,000	2,516,385 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.198%	9/11/27	1,000,000	1,002,426 (a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	810,000	804,732 (b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	450,000	444,437 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	745,000	744,913 (a)
JPMorgan Chase & Co., Senior Notes (5.571% to 4/22/27 then SOFR + 0.930%)	5.571%	4/22/28	1,542,000	1,555,071 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.800%)	4.430%	1/24/29	1,175,000	1,179,390 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.820%)	4.450%	4/23/30	2,265,000	2,271,173 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	4.490%	10/22/28	560,000	562,314 (a)
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	415,000	415,627 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	1,670,000	1,681,667 (a)
Lloyds Banking Group PLC, Senior Notes (5.462% to 1/5/27 then 1 year Treasury Constant Maturity Rate + 1.375%)	5.462%	1/5/28	545,000	547,819 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 0.770%)	4.396%	2/10/30	1,150,000	1,147,485 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.692%	11/26/28	200,000	201,032 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.697%	6/13/29	1,750,000	1,761,470 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.188%	8/7/27	1,000,000	1,001,160 (a)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.480%)	4.107%	2/3/28	2,404,000	2,406,460 (a)(b)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.378%	6/12/28	2,390,000	2,403,551 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	2,155,000	2,147,784 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.592% to 4/18/29 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.592%	4/18/30	1,725,000	1,716,760 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	2,050,000	2,060,056 (a)
Mizuho Financial Group Inc., Senior Notes (1.554% to 7/9/26 then 1 year Treasury Constant Maturity Rate + 0.750%)	1.554%	7/9/27	650,000	649,555 (a)
Mizuho Financial Group Inc., Senior Notes (4.782% to 7/13/29 then 1 year Treasury Constant Maturity Rate + 0.680%)	4.782%	7/13/30	1,800,000	1,797,506 (a)(c)
Mizuho Financial Group Inc., Senior Notes (SOFR + 0.850%)	4.486%	7/13/30	1,800,000	1,800,845 (a)(c)
National Australia Bank Ltd., Senior Notes	3.850%	12/13/28	1,000,000	987,753
National Australia Bank Ltd., Senior Notes (SOFR + 0.500%)	4.138%	3/6/28	250,000	250,396 (a)(b)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
National Australia Bank Ltd., Senior Notes (SOFR + 0.530%)	4.168%	12/13/28	$1,950,000	$1,952,027 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.230%	10/26/27	250,000	250,825 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.258%	6/11/27	250,000	250,762 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.288%	6/13/28	370,000	371,680 (a)(b)
National Bank of Canada, Senior Notes (4.166% to 1/20/28 then SOFR + 0.760%)	4.166%	1/20/29	2,126,000	2,112,374 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	650,000	650,025 (a)
National Bank of Canada, Senior Notes (SOFR + 0.770%)	4.402%	1/20/29	755,000	756,612 (a)
National Bank of Canada, Senior Notes (SOFR + 1.030%)	4.665%	7/2/27	250,000	250,005 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	2,600,000	2,619,070 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	4.735%	5/23/29	1,707,000	1,718,140 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.250%)	4.887%	3/1/28	400,000	401,831 (a)
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	4.338%	3/17/28	605,000	608,140 (a)(b)
Nordea Bank Abp, Senior Notes (SOFR + 0.740%)	4.377%	3/19/27	600,000	601,915 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	2,400,000	2,396,338 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	4.361%	7/21/28	341,000	341,728 (a)
PNC Financial Services Group Inc., Senior Notes (4.075% to 1/26/28 then SOFR + 0.610%)	4.075%	1/26/29	1,807,000	1,792,465 (a)
PNC Financial Services Group Inc., Senior Notes (4.618% to 10/26/28 then SOFR + 0.681%)	4.618%	10/26/29	660,000	658,503 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	624,000	624,184 (a)
PNC Financial Services Group Inc., Senior Notes (SOFR + 0.620%)	4.250%	1/26/29	375,000	375,269 (a)
PNC Financial Services Group Inc., Senior Notes (SOFR + 0.680%)	4.309%	10/26/29	790,000	790,361 (a)
Regions Bank/Birmingham AL, Senior Notes (4.755% to 7/27/28 then SOFR + 0.807%)	4.755%	7/27/29	1,485,000	1,485,681 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.700%)	4.327%	11/3/28	1,991,000	1,994,531 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	4.352%	10/18/27	800,000	800,853 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	4.420%	7/23/27	1,200,000	1,200,301 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	4.460%	1/24/29	1,800,000	1,805,845 (a)
Santander UK Group Holdings PLC, Senior Notes (3.823% to 11/3/27 then 3 mo. USD LIBOR + 1.400%)	3.823%	11/3/28	200,000	197,762 (a)
Santander UK Group Holdings PLC, Senior Notes (6.534% to 1/10/28 then SOFR + 2.600%)	6.534%	1/10/29	1,550,000	1,591,229 (a)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.680%)	4.318%	3/12/29	1,655,000	1,661,235 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	4.389%	6/2/28	495,000	498,127 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.890%)	4.528%	3/5/27	501,000	503,033 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	800,000	797,954 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	2,570,000	2,582,750 (b)
Societe Generale SA, Senior Notes (4.857% to 7/7/28 then SOFR + 0.855%)	4.857%	7/7/29	1,000,000	999,896 (a)(b)(c)
Societe Generale SA, Senior Notes (SOFR + 1.100%)	4.729%	2/19/27	540,000	542,070 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	2,135,000	2,166,678
Sumitomo Mitsui Financial Group Inc., Senior Notes	4.108%	1/15/29	190,000	187,693
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 0.760%)	4.392%	1/15/29	1,965,000	1,964,545 (a)
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.300%)	4.933%	7/13/26	500,000	500,192 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Svenska Handelsbanken AB, Senior Notes	5.500%	6/15/28	$250,000	$254,481 (b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.560%)	4.198%	6/11/29	825,000	826,055 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	4.299%	5/28/27	505,000	506,508 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	4.375%	5/23/28	1,635,000	1,644,658 (a)(b)
Swedbank AB, Senior Notes	6.136%	9/12/26	1,949,000	1,955,107 (b)
Swedbank AB, Senior Notes	5.337%	9/20/27	1,836,000	1,856,490 (b)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	245,000	249,729
Toronto-Dominion Bank, Senior Notes (SOFR + 0.580%)	4.213%	1/13/28	500,000	501,152 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.258%	12/17/26	1,000,000	1,001,535 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.750%)	4.383%	10/13/28	1,670,000	1,675,953 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.760%)	4.390%	4/23/29	519,000	520,037 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	4.448%	1/31/28	1,584,000	1,592,685 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	2,167,000	2,164,743 (a)
Truist Bank, Senior Notes (SOFR + 0.660%)	4.290%	1/27/29	100,000	99,840 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	4.400%	7/24/28	915,000	915,812 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	220,000	220,437 (b)
US Bank NA, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	1,000,000	1,000,414 (a)
US Bank NA, Senior Notes (4.535% to 5/19/28 then SOFR + 0.670%)	4.535%	5/20/29	2,020,000	2,015,997 (a)
US Bank NA, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	1,790,000	1,794,337 (a)
US Bank NA, Senior Notes (SOFR + 0.690%)	4.320%	10/22/27	300,000	300,249 (a)
US Bank NA, Senior Notes (SOFR + 0.910%)	4.538%	5/15/28	325,000	326,019 (a)
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	1,370,000	1,382,509 (a)
Wells Fargo & Co., Senior Notes (SOFR + 0.780%)	4.410%	1/24/28	1,680,000	1,683,102 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.070%)	4.700%	4/22/28	1,647,000	1,654,182 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.000%	4/23/29	1,315,000	1,330,932 (a)
Westpac Banking Corp., Senior Notes	4.150%	5/11/28	720,000	717,552
Westpac Banking Corp., Senior Notes (SOFR + 0.440%)	4.066%	5/11/28	450,000	450,378 (a)(b)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.092%	10/20/26	1,000,000	1,000,526 (a)
Total Banks				209,861,058
Capital Markets — 6.0%
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.630%)	4.260%	1/22/30	2,010,000	2,012,451 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	4.318%	6/9/28	410,000	410,647 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	4.461%	7/21/28	220,000	220,768 (a)
Charles Schwab Corp., Senior Notes (4.744% to 5/21/29 then SOFR + 0.780%)	4.744%	5/21/30	940,000	941,968 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	2,250,000	2,258,467 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.300%	8/12/27	1,060,000	1,058,017 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.150%	1/12/29	150,000	148,149 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	4.473%	1/13/28	300,000	300,766 (a)(b)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	1,800,000	1,782,321 (a)
Deutsche Bank AG, Senior Notes (5.373% to 1/10/28 then SOFR + 1.210%)	5.373%	1/10/29	2,180,000	2,201,679 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	653,000	653,538 (a)
Deutsche Bank AG, Senior Notes (SOFR + 1.210%)	4.842%	1/10/29	545,000	548,305 (a)
Goldman Sachs Group Inc., Senior Notes (4.148% to 1/21/28 then SOFR + 0.710%)	4.148%	1/21/29	459,000	455,118 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.710%)	4.341%	1/21/29	1,780,000	1,783,077 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.920%)	4.551%	10/21/29	2,146,000	2,155,127 (a)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.000%)	4.632%	4/20/30	$610,000	$612,671 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	4.920%	4/23/28	475,000	477,769 (a)
Intercontinental Exchange Inc., Senior Notes	3.950%	12/1/28	165,000	162,895
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	650,000	649,546
Morgan Stanley, Senior Notes (SOFR + 0.920%)	4.550%	10/18/29	1,450,000	1,455,734 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	4.654%	4/13/28	1,477,000	1,481,649 (a)
Morgan Stanley, Senior Notes (SOFR + 1.380%)	5.014%	4/12/29	1,030,000	1,043,404 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.900%)	4.533%	1/12/29	250,000	250,813 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.940%)	4.573%	7/14/28	750,000	754,187 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.270%	10/22/27	834,000	836,941 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	4.471%	8/3/26	395,000	395,190 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	4.580%	4/24/28	135,000	135,489 (a)
UBS AG, Senior Notes (4.864% to 1/10/27 then SOFR + 0.720%)	4.864%	1/10/28	500,000	501,377 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	2,180,000	2,170,693 (b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	2,165,000	2,140,441 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	315,000	317,660 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	1,510,000	1,540,479 (a)(b)
Total Capital Markets				31,857,336
Consumer Finance — 2.8%
American Express Co., Senior Notes (4.009% to 2/9/28 then SOFR + 0.581%)	4.009%	2/9/29	1,622,000	1,607,929 (a)
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	2,210,000	2,198,996 (a)
American Express Co., Senior Notes (4.444% to 5/3/29 then SOFR + 0.811%)	4.444%	5/3/30	215,000	213,704 (a)
American Express Co., Senior Notes (SOFR + 0.590%)	4.216%	2/9/29	275,000	275,345 (a)
American Express Co., Senior Notes (SOFR + 0.930%)	4.560%	7/26/28	175,000	175,736 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	4.628%	2/16/28	1,000,000	1,003,101 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	4.890%	4/25/29	560,000	565,781 (a)
Capital One Financial Corp., Senior Notes	4.100%	2/9/27	305,000	304,589
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	855,000	851,405
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	1,963,000	1,967,891 (a)
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	578,000	594,486 (a)
Capital One Financial Corp., Senior Notes (7.149% to 10/29/26 then SOFR + 2.440%)	7.149%	10/29/27	2,000,000	2,016,095 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	550,000	551,371 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	2,200,000	2,207,886 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.710%)	4.348%	3/10/28	230,000	230,289 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	4.416%	4/1/27	225,000	225,691 (a)(b)
Total Consumer Finance				14,990,295
Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	950,000	944,262
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	2,145,000	2,154,370
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	2,800,000	2,695,732
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	310,000	305,560
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.490%)	4.125%	2/23/29	$1,069,000	$1,069,170 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.188%	11/15/27	1,800,000	1,806,683 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.580%)	4.208%	11/14/28	1,896,000	1,900,751 (a)
GA Global Funding Trust, Secured Notes	4.400%	9/23/27	740,000	737,023 (b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.158%	10/9/26	475,000	475,243 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.153%	11/16/26	500,000	500,365 (a)(b)
Nationwide Building Society, Senior Notes (4.649% to 7/14/28 then SOFR + 1.060%)	4.649%	7/14/29	777,000	776,811 (a)(b)
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	1,604,000	1,613,178 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	4.703%	7/14/29	1,766,000	1,773,802 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	4.918%	2/16/28	845,000	848,628 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.308%	3/6/28	1,230,000	1,232,771 (a)
Total Financial Services				18,834,349
Insurance — 4.0%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	950,000	956,220 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	1,015,000	1,017,078
Athene Global Funding, Secured Notes (SOFR + 0.950%)	4.588%	3/6/28	910,000	908,892 (a)(b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	1,000,000	1,000,713 (b)
Athene Global Funding, Senior Secured Notes	4.950%	1/7/27	1,261,000	1,262,874 (b)
Athene Global Funding, Senior Secured Notes	5.349%	7/9/27	1,871,000	1,884,371 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	532,000	532,332
CNO Global Funding, Secured Notes	1.750%	10/7/26	916,000	909,515 (b)
CNO Global Funding, Secured Notes	4.875%	12/10/27	265,000	265,167 (b)
Corebridge Global Funding, Senior Secured Notes	4.800%	5/29/29	400,000	399,439 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	4.937%	9/25/26	500,000	501,068 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.327%	11/8/27	370,000	371,672 (a)
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	4.372%	4/9/27	625,000	626,701 (a)(b)
Met Tower Global Funding, Senior Secured Notes	4.000%	10/1/27	180,000	179,067 (b)
Met Tower Global Funding, Senior Secured Notes	4.000%	1/14/29	2,015,000	1,987,426 (b)
Metropolitan Life Global Funding I, Secured Notes	4.150%	8/25/28	1,874,000	1,859,789 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.338%	6/11/27	280,000	280,781 (a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.335%	8/25/28	514,000	515,230 (a)(b)
Mutual of Omaha Cos. Global Funding, Secured Notes	5.350%	4/9/27	220,000	221,798 (b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	4.290%	7/25/28	370,000	370,549 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	4.510%	4/25/28	625,000	629,499 (a)(b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.295%	8/25/28	500,000	500,677 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 0.580%)	4.217%	12/20/27	108,000	108,182 (a)(b)
Pacific Life Global Funding II, Secured Notes (SOFR + 0.850%)	4.478%	2/5/27	370,000	371,133 (a)(b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	4.438%	8/18/28	2,065,000	2,069,023 (a)(b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	210,000	209,533 (b)
Protective Life Global Funding, Secured Notes	4.161%	1/15/29	1,120,000	1,105,298 (b)
Total Insurance				21,044,027

Total Financials				296,587,065
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 1.4%
Biotechnology — 0.2%
AbbVie Inc., Senior Notes	3.775%	3/3/28	$645,000	$638,717
AbbVie Inc., Senior Notes (SOFR + 0.480%)	4.119%	3/3/28	225,000	225,242 (a)
Total Biotechnology				863,959
Health Care Equipment & Supplies — 0.0%††
GE HealthCare Technologies Inc., Senior Notes	4.150%	12/15/28	85,000	84,256
Health Care Providers & Services — 0.4%
CVS Health Corp., Senior Notes	3.000%	8/15/26	765,000	763,539
CVS Health Corp., Senior Notes	3.625%	4/1/27	1,585,000	1,576,021
Total Health Care Providers & Services				2,339,560
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	410,000	410,148
Pharmaceuticals — 0.7%
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	240,000	238,456
Eli Lilly & Co., Senior Notes (SOFR + 0.350%)	3.981%	5/20/28	540,000	540,089 (a)
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.164%	10/15/28	600,000	601,523 (a)
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	1,154,000	1,145,712
Merck & Co. Inc., Senior Notes (SOFR + 0.570%)	4.208%	3/15/29	370,000	371,224 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.520%)	4.148%	11/5/28	310,000	310,877 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.650%)	4.289%	3/16/29	380,000	381,930 (a)
Pfizer Inc., Senior Notes (SOFR + 0.500%)	4.128%	11/15/27	180,000	180,452 (a)
Total Pharmaceuticals				3,770,263

Total Health Care				7,468,186
Industrials — 4.4%
Aerospace & Defense — 2.1%
BAE Systems PLC, Senior Notes	5.000%	3/26/27	2,318,000	2,327,186 (b)
Boeing Co., Senior Notes	2.700%	2/1/27	2,257,000	2,232,639
Boeing Co., Senior Notes	5.040%	5/1/27	1,946,000	1,951,819
Honeywell Aerospace Inc., Senior Notes	3.900%	3/16/28	2,388,000	2,364,680 (b)
Honeywell Aerospace Inc., Senior Notes (SOFR + 0.630%)	4.269%	3/16/29	980,000	980,725 (a)(b)
RTX Corp., Senior Notes	3.125%	5/4/27	1,245,000	1,232,264
Total Aerospace & Defense				11,089,313
Building Products — 0.3%
Owens Corning, Senior Notes	3.400%	8/15/26	432,000	431,368
Owens Corning, Senior Notes	5.500%	6/15/27	1,410,000	1,422,365
Total Building Products				1,853,733
Commercial Services & Supplies — 0.1%
Veralto Corp., Senior Notes	5.500%	9/18/26	497,000	497,861
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	3.950%	3/6/29	270,000	266,169
Ground Transportation — 0.0%††
Canadian Pacific Railway Co., Senior Notes	4.000%	3/15/29	190,000	187,232
Industrial Conglomerates — 0.0%††
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.275%	5/26/28	200,000	200,769 (a)(b)
Machinery — 1.8%
John Deere Capital Corp., Senior Notes	4.900%	6/11/27	500,000	503,072
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.138%	3/6/28	$820,000	$821,842 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.550%)	4.188%	3/9/29	855,000	855,898 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.580%)	4.218%	9/11/28	360,000	361,375 (a)
Mizuho Bank Ltd., Senior Notes (SOFR + 0.800%)	4.433%	4/16/29	1,645,000	1,655,311 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes	5.200%	3/7/27	315,000	316,770 (b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes	3.950%	3/5/29	405,000	398,814 (b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.710%)	4.349%	3/5/29	1,980,000	1,987,882 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.750%)	4.388%	9/11/28	1,790,000	1,798,126 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	4.618%	9/10/27	685,000	689,822 (a)(b)
Total Machinery				9,388,912

Total Industrials				23,483,989
Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	3.800%	11/15/27	240,000	238,277
Amphenol Corp., Senior Notes	4.375%	6/12/28	615,000	614,352
Amphenol Corp., Senior Notes (SOFR + 0.530%)	4.158%	11/15/27	85,000	85,100 (a)
Total Electronic Equipment, Instruments & Components				937,729
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	4.800%	4/15/28	335,000	337,007
NVIDIA Corp., Senior Notes	4.350%	6/15/29	1,670,000	1,665,196
Total Semiconductors & Semiconductor Equipment				2,002,203
Software — 0.3%
Oracle Corp., Senior Notes (SOFR + 0.760%)	4.387%	8/3/28	485,000	480,958 (a)
Salesforce Inc., Senior Notes	4.500%	3/15/28	474,000	473,571
Synopsys Inc., Senior Notes	4.550%	4/1/27	465,000	465,749
Synopsys Inc., Senior Notes	4.650%	4/1/28	300,000	300,440
Total Software				1,720,718

Total Information Technology				4,660,650
Materials — 0.5%
Chemicals — 0.2%
Nutrien Ltd., Senior Notes	5.200%	6/21/27	1,200,000	1,207,057
Construction Materials — 0.0%††
Vulcan Materials Co., Senior Notes	3.900%	4/1/27	85,000	84,697
Metals & Mining — 0.2%
Glencore Funding LLC, Senior Notes (SOFR + 0.750%)	4.386%	10/1/26	534,000	534,565 (a)(b)
Glencore Funding LLC, Senior Notes (SOFR + 1.060%)	4.695%	4/4/27	569,000	571,437 (a)(b)
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	4.478%	3/14/28	140,000	140,941 (a)
Total Metals & Mining				1,246,943
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	270,000	269,053 (b)

Total Materials				2,807,750
Real Estate — 1.1%
Office REITs — 0.1%
Boston Properties LP, Senior Notes	2.750%	10/1/26	533,000	531,296
Real Estate Management & Development — 0.1%
Simon Property Group LP, Senior Notes	3.375%	12/1/27	325,000	320,388
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Residential REITs — 0.1%
Camden Property Trust, Senior Notes	5.850%	11/3/26	$500,000	$502,200
Specialized REITs — 0.8%
American Tower Corp., Senior Notes	3.375%	10/15/26	1,729,000	1,724,329
American Tower Corp., Senior Notes	3.650%	3/15/27	1,698,000	1,688,765
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	4.333%	4/16/27	1,004,000	1,006,301 (a)
Total Specialized REITs				4,419,395

Total Real Estate				5,773,279
Utilities — 1.9%
Electric Utilities — 1.0%
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	180,000	178,509
Constellation Energy Generation LLC, Senior Notes (SOFR + 0.600%)	4.233%	1/8/28	685,000	685,706 (a)
ENEL Finance International NV, Senior Notes	4.125%	9/30/28	200,000	197,650 (b)
Eversource Energy, Senior Notes	2.900%	3/1/27	100,000	99,010
Georgia Power Co., Senior Notes	4.600%	6/15/29	655,000	656,264
Georgia Power Co., Senior Notes (SOFR + 0.280%)	3.918%	9/15/26	140,000	140,023 (a)
Georgia Power Co., Senior Notes (SOFR + 0.420%)	4.053%	11/22/27	460,000	461,042 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	1,630,000	1,619,606
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	85,000	85,218
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	288,000	289,676
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	4.428%	2/4/28	560,000	562,420 (a)
Wisconsin Electric Power Co., Senior Notes	3.950%	3/1/29	145,000	143,163
Total Electric Utilities				5,118,287
Gas Utilities — 0.0%††
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	75,000	74,237
Multi-Utilities — 0.9%
Ameren Corp., Senior Notes	5.700%	12/1/26	555,000	557,604
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	205,000	205,129
DTE Energy Co., Senior Notes	4.950%	7/1/27	2,040,000	2,050,492
DTE Energy Co., Senior Notes	4.875%	6/1/28	1,160,000	1,165,248
NiSource Inc., Senior Notes	3.490%	5/15/27	255,000	253,098
Sempra, Senior Notes (SOFR + 0.670%)	4.313%	1/7/28	300,000	301,417 (a)
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	220,000	220,322
Total Multi-Utilities				4,753,310

Total Utilities				9,945,834
Total Corporate Bonds & Notes (Cost — $395,895,207)				395,811,638
U.S. Government & Agency Obligations — 2.1%
U.S. Government Obligations — 2.1%
U.S. Treasury Notes	3.375%	2/29/28	5,370,000	5,303,504
U.S. Treasury Notes	3.750%	4/30/28	5,625,000	5,585,010

Total U.S. Government & Agency Obligations (Cost — $10,917,553)				10,888,514
Total Investments before Short-Term Investments (Cost — $406,812,760)				406,700,152

Short-Term Investments — 26.3%
Commercial Paper — 26.0%
Agree LP	4.222%	7/1/26	5,200,000	5,199,411 (d)
Alexandria Real Estate Equities Inc.	3.991%	7/6/26	265,000	264,830 (d)
Alimentation Couche-Tard Inc.	4.111%	7/6/26	565,000	564,626 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Alimentation Couche-Tard Inc.	4.127%	7/9/26	$880,000	$879,123 (d)
Alimentation Couche-Tard Inc.	4.131%	7/10/26	750,000	749,169 (d)
Alimentation Couche-Tard Inc.	4.151%	7/15/26	870,000	868,547 (d)
Alimentation Couche-Tard Inc.	4.159%	7/17/26	1,120,000	1,117,877 (d)
American Honda Finance Corp.	4.035%	7/6/26	1,110,000	1,109,278 (d)
American Honda Finance Corp.	4.045%	7/10/26	465,000	464,495 (d)
AutoNation Inc.	4.222%	7/1/26	5,250,000	5,249,405 (d)
AvalonBay Communities Inc.	4.046%	7/7/26	2,415,000	2,413,164 (d)
AvalonBay Communities Inc.	4.053%	7/9/26	2,505,000	2,502,547 (d)
BAT International Finance PLC	3.998%	7/1/26	800,000	799,914 (d)
Bayer AG	4.548%	12/9/26	500,000	490,226 (d)
Boston Properties LP	4.112%	7/8/26	815,000	814,280 (d)
Boston Properties LP	4.127%	7/13/26	660,000	659,050 (d)
Boston Properties LP	4.133%	7/15/26	795,000	793,678 (d)
Boston Properties LP	4.161%	7/23/26	850,000	847,819 (d)
Boston Scientific Corp.	4.046%	7/7/26	1,300,000	1,299,012 (d)
Boston Scientific Corp.	4.083%	7/14/26	1,610,000	1,607,531 (d)
Boston Scientific Corp.	4.123%	7/23/26	815,000	812,928 (d)
Boston Scientific Corp.	4.147%	8/6/26	755,000	751,897 (d)
Cabot Corp.	3.998%	7/1/26	3,325,000	3,324,643 (d)
Charles Schwab Corp.	3.765%	7/8/26	665,000	664,462 (d)
Conagra Brands Inc.	4.097%	7/1/26	5,000,000	4,999,450 (d)
Duke Energy Corp.	4.026%	7/22/26	1,180,000	1,177,196 (d)
Enel Finance America LLC	4.215%	9/18/26	815,000	807,659 (d)
Energy Transfer LP	3.998%	7/1/26	4,900,000	4,899,474 (d)
ERAC USA Finance LLC	4.241%	7/30/26	900,000	896,932 (d)
ERAC USA Finance LLC	4.243%	7/31/26	1,325,000	1,320,332 (d)
Essex Portfolio LP	4.059%	7/2/26	1,350,000	1,349,706 (d)
Essex Portfolio LP	4.098%	7/7/26	535,000	534,588 (d)
Essex Portfolio LP	4.106%	7/8/26	1,255,000	1,253,894 (d)
Essex Portfolio LP	4.154%	7/14/26	2,140,000	2,136,662 (d)
Extra Space Storage LP	3.998%	7/1/26	960,000	959,897 (d)
Extra Space Storage LP	4.006%	7/2/26	450,000	449,903 (d)
Extra Space Storage LP	4.038%	7/6/26	805,000	804,476 (d)
Extra Space Storage LP	4.061%	7/9/26	990,000	989,029 (d)
Extra Space Storage LP	4.114%	7/16/26	710,000	708,746 (d)
Extra Space Storage LP	4.219%	7/21/26	1,015,000	1,012,590 (d)
General Motors Co.	4.192%	8/7/26	250,000	248,933 (d)
General Motors Financial Co. Inc.	3.945%	7/1/26	1,250,000	1,249,867 (d)
General Motors Financial Co. Inc.	4.372%	10/6/26	2,045,000	2,021,641 (d)
General Motors Financial Co. Inc.	4.431%	10/21/26	815,000	804,134 (d)
Glencore Funding LLC	4.157%	8/10/26	400,000	398,174 (d)
Haleon PLC	4.181%	7/10/26	600,000	599,327 (d)
HCA Inc.	4.207%	7/1/26	5,250,000	5,249,407 (d)
Humana Inc.	4.114%	7/20/26	1,995,000	1,990,597 (d)
Intercontinental Exchange Inc.	4.192%	7/1/26	855,000	854,904 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Intercontinental Exchange Inc.	4.249%	7/2/26	$1,135,000	$1,134,741 (d)
Intercontinental Exchange Inc.	4.232%	7/8/26	1,035,000	1,034,060 (d)
Intercontinental Exchange Inc.	4.186%	7/21/26	780,000	778,162 (d)
Intercontinental Exchange Inc.	4.187%	7/22/26	285,000	284,296 (d)
Kenvue Inc.	3.756%	7/10/26	1,985,000	1,982,996 (d)
Kenvue Inc.	3.762%	7/13/26	1,800,000	1,797,634 (d)
Kenvue Inc.	3.777%	7/20/26	410,000	409,168 (d)
Kenvue Inc.	3.804%	7/29/26	1,000,000	997,038 (d)
Macquarie Group Ltd.	4.448%	12/14/26	995,000	975,385 (d)
Marriott International Inc.	4.205%	7/23/26	1,400,000	1,396,371 (d)
Marriott International Inc.	4.155%	7/28/26	780,000	777,568 (d)
Marriott International Inc.	4.135%	7/30/26	870,000	867,107 (d)
McCormick & Co. Inc.	4.145%	8/5/26	1,000,000	996,002 (d)
McCormick & Co. Inc.	4.177%	8/21/26	650,000	646,222 (d)
Mercedes-Benz Finance North America LLC	3.986%	8/5/26	1,085,000	1,080,825 (d)
Mid-America Apartments LP	4.006%	7/2/26	615,000	614,868 (d)
Mid-America Apartments LP	4.038%	7/6/26	1,205,000	1,204,216 (d)
Mid-America Apartments LP	4.050%	7/8/26	430,000	429,626 (d)
Mid-America Apartments LP	4.073%	7/14/26	1,205,000	1,203,156 (d)
Mid-America Apartments LP	4.081%	7/16/26	1,850,000	1,846,759 (d)
National Grid Holdings Inc.	4.123%	7/23/26	680,000	678,271 (d)
NiSource Inc.	3.998%	7/1/26	655,000	654,930 (d)
NiSource Inc.	4.061%	7/10/26	1,325,000	1,323,556 (d)
NiSource Inc.	4.083%	7/14/26	2,000,000	1,996,933 (d)
O’Reilly Automotive Inc.	4.038%	7/6/26	2,185,000	2,183,579 (d)
O’Reilly Automotive Inc.	4.055%	7/10/26	260,000	259,717 (d)
O’Reilly Automotive Inc.	4.063%	7/13/26	810,000	808,852 (d)
O’Reilly Automotive Inc.	4.072%	7/16/26	1,300,000	1,297,727 (d)
ONEOK Inc.	4.072%	7/9/26	1,325,000	1,323,697 (d)
Penske Truck Leasing Co. LP	4.091%	7/2/26	565,000	564,876 (d)
Penske Truck Leasing Co. LP	4.130%	7/7/26	585,000	584,546 (d)
Penske Truck Leasing Co. LP	4.147%	7/9/26	845,000	844,154 (d)
Penske Truck Leasing Co. LP	4.188%	7/14/26	705,000	703,891 (d)
Penske Truck Leasing Co. LP	4.221%	7/22/26	455,000	453,868 (d)
Penske Truck Leasing Co. LP	4.380%	8/17/26	1,290,000	1,282,748 (d)
Realty Income Corp.	3.998%	7/1/26	3,900,000	3,899,581 (d)
Realty Income Corp.	4.006%	7/2/26	1,350,000	1,349,709 (d)
Ryder System Inc.	4.051%	7/8/26	820,000	819,287 (d)
Ryder System Inc.	4.077%	7/13/26	930,000	928,677 (d)
Sempra	3.998%	7/1/26	3,000,000	2,999,678 (d)
Sherwin-Williams Co.	3.967%	7/14/26	1,240,000	1,238,151 (d)
Simon Property Group LP	4.061%	7/10/26	650,000	649,291 (d)
Simon Property Group LP	4.114%	7/20/26	1,805,000	1,801,017 (d)
Simon Property Group LP	4.125%	7/24/26	550,000	548,540 (d)
Simon Property Group LP	4.144%	8/4/26	630,000	627,552 (d)
Southern Cosmetics	4.051%	7/8/26	2,000,000	1,998,260 (d)
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Southern Cosmetics	4.123%	7/23/26	$1,105,000	$1,102,190 (d)
Sumitomo Mitsui Trust Bank Ltd.	4.020%	12/11/26	500,000	500,382 (d)
Targa Resources Corp.	4.093%	7/1/26	5,250,000	5,249,423 (d)
UDR Inc.	4.006%	7/2/26	930,000	929,800 (d)
UDR Inc.	4.046%	7/7/26	1,425,000	1,423,917 (d)
WEC Energy Group Inc.	4.038%	7/6/26	1,560,000	1,558,985 (d)
WEC Energy Group Inc.	4.077%	7/13/26	1,105,000	1,103,428 (d)
WEC Energy Group Inc.	4.119%	7/21/26	2,000,000	1,995,360 (d)

Total Commercial Paper (Cost — $138,123,172)				138,106,203
Certificates of Deposit — 0.3%
Banco Bilbao Vizcaya Argentaria SA	4.240%	3/23/27	460,000	459,697
Intesa Sanpaolo SpA	4.400%	8/19/26	610,000	610,301
Intesa Sanpaolo SpA	0.041%	1/14/27	680,000	678,962
Royal Bank of Canada	4.030%	3/12/27	250,000	249,643

Total Certificates of Deposit (Cost — $2,000,033)				1,998,603
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,223)	3.545%		3,223	3,223 (e)(f)

Total Short-Term Investments (Cost — $140,126,428)				140,108,029
Total Investments — 102.8% (Cost — $546,939,188)				546,808,181
Liabilities in Excess of Other Assets — (2.8)%				(15,140,590)
Total Net Assets — 100.0%				$531,667,591

††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $3,223 and the cost was $3,223 (Note 3).

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedules of Investments.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Disruptive Commerce ETF (“Disruptive Commerce ETF”), Franklin Exponential Data ETF (“Exponential Data ETF”), Franklin Focused Dynamic Growth ETF (“Focused Dynamic Growth ETF”) (formerly Franklin Focused Growth ETF (“Focused Growth ETF”)), Franklin Genomic Advancements ETF (“Genomic Advancements ETF”), Franklin Intelligent Machines ETF (“Intelligent Machines ETF”), and Franklin International Aggregate Bond ETF (“International Aggregate Bond ETF”) are separate non-diversified series of Franklin Templeton ETF Trust (the “Trust”). Franklin Dividend Growth ETF (“Dividend Growth ETF”), Franklin Dynamic Municipal Bond ETF (“Dynamic Municipal Bond ETF”), Franklin High Yield Corporate ETF (“High Yield Corporate ETF”), Franklin Income Equity Focus ETF (“Income Equity Focus ETF”), Franklin Income Focus ETF (“Income Focus ETF”), Franklin Investment Grade Corporate ETF (“Investment Grade Corporate ETF”), Franklin Multisector Income ETF (“Multisector Income ETF”), Franklin Municipal Green Bond ETF (“Municipal Green Bond ETF”), Franklin Senior Loan ETF (“Senior Loan ETF”), Franklin Systematic Style Premia ETF (“Systematic Style Premia ETF”), Franklin U.S. Core Bond ETF (“U.S. Core Bond ETF”), Franklin U.S. Treasury Bond ETF (“U.S. Treasury Bond ETF”) and Franklin Ultra Short Bond ETF (“Ultra Short Bond ETF”) are separate diversified series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Disruptive Commerce ETF, Exponential Data ETF, Focused Dynamic Growth ETF, Genomic Advancements ETF, High Yield Corporate ETF, Intelligent Machines ETF, International Aggregate Bond ETF, and Senior Loan ETF are listed for trading on Cboe BZX Exchange, Inc. (Cboe), a national securities exchange. Shares of the Dividend Growth ETF, Dynamic Municipal Bond ETF, Income Equity Focus ETF, Income Focus ETF, Investment Grade Corporate ETF, Municipal Green Bond ETF, Systematic Style Premia ETF, Ultra Short Bond ETF, U.S. Core Bond ETF and U.S. Treasury Bond ETF are listed for trading on NYSE Arca, Inc. Shares of Multisector Income ETF are listed for trading on NASDAQ. (Cboe and NYSE Arca, collectively with NASDAQ, the “Listing Exchanges”). The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Disruptive Commerce ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,023,053	—	—	$5,023,053
Total Investments	$5,023,053	—	—	$5,023,053

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Quarterly Report

Dividend Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,092,872	—	—	$5,092,872
Short-Term Investments†	145,746	—	—	145,746
Total Investments	$5,238,618	—	—	$5,238,618

†	See Schedules of Investments for additional detailed categorizations.
Dynamic Municipal Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,136,022,118	$2,812	$2,136,024,930
Corporate Bonds & Notes	—	7,406,850	—	7,406,850
Warrants	—	—	0 *	0*
Total Long-Term Investments	—	2,143,428,968	2,812	2,143,431,780
Short-Term Investments†	—	158,365,000	—	158,365,000
Total Investments	—	$2,301,793,968	$2,812	$2,301,796,780

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
Exponential Data ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,705,956	—	—	$3,705,956
Short-Term Investments†	32,265	—	—	32,265
Total Investments	$3,738,221	—	—	$3,738,221

†	See Schedules of Investments for additional detailed categorizations.
Focused Dynamic Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$309,652,745	—	—	$309,652,745
Short-Term Investments†	2,151,729	—	—	2,151,729
Total Investments	$311,804,474	—	—	$311,804,474

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
Genomic Advancements ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$26,442,124	—	$0 *	$26,442,124
Other Common Stocks	901,777	—	—	901,777
Preferred Stocks	237,564	—	—	237,564
Total Investments	$27,581,465	—	$0 *	$27,581,465

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
High Yield Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,129,709,568	—	$1,129,709,568
Convertible Preferred Stocks	$5,938,806	—	—	5,938,806
Municipal Bonds	—	1,613,914	—	1,613,914
Convertible Bonds & Notes	—	1,444,490	—	1,444,490
Senior Loans	—	1,305,446	—	1,305,446
Common Stocks:
Financials	—	—	$165	165
Health Care	—	152,072	—	152,072
Rights	—	8,014	—	8,014
Total Long-Term Investments	5,938,806	1,134,233,504	165	1,140,172,475
Short-Term Investments†	25,060,596	—	—	25,060,596
Total Investments	$30,999,402	$1,134,233,504	$165	$1,165,233,071

†	See Schedules of Investments for additional detailed categorizations.
Income Equity Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$66,694,408	—	—	$66,694,408
Equity-Linked Securities	—	$45,039,932	—	45,039,932
Convertible Preferred Stocks	11,089,976	—	—	11,089,976
Total Long-Term Investments	77,784,384	45,039,932	—	122,824,316
Short-Term Investments†	4,652,135	—	—	4,652,135
Total Investments	$82,436,519	$45,039,932	—	$127,476,451

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Quarterly Report

Income Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$519,514,784	—	$519,514,784
Common Stocks	$429,296,480	—	—	429,296,480
Equity-Linked Securities	—	326,370,664	—	326,370,664
U.S. Government & Agency Obligations	—	118,135,117	—	118,135,117
Convertible Preferred Stocks	88,699,895	—	—	88,699,895
Mortgage-Backed Securities	—	71,561,084	—	71,561,084
Senior Loans	—	15,090,050	—	15,090,050
Total Long-Term Investments	517,996,375	1,050,671,699	—	1,568,668,074
Short-Term Investments†	55,244,047	—	—	55,244,047
Total Investments	$573,240,422	$1,050,671,699	—	$1,623,912,121

†	See Schedules of Investments for additional detailed categorizations.
Intelligent Machines ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$114,380,003	—	—	$114,380,003
Warrants	—	—	$0 *	0*
Total Long-Term Investments	114,380,003	—	0 *	114,380,003
Short-Term Investments†	3,294,835	—	—	3,294,835
Total Investments	$117,674,838	—	$0 *	$117,674,838

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
International Aggregate Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$597,872,704	—	$597,872,704
Corporate Bonds & Notes	—	64,415,160	—	64,415,160
Total Long-Term Investments	—	662,287,864	—	662,287,864
Short-Term Investments†	$24,713,732	—	—	24,713,732
Total Investments	$24,713,732	$662,287,864	—	$687,001,596
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$17,788,119	—	$17,788,119
Total	$24,713,732	$680,075,983	—	$704,789,715

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$378,071	—	$378,071

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Investment Grade Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$571,522,850	—	$571,522,850
U.S. Government & Agency Obligations	—	1,594,375	—	1,594,375
Total Long-Term Investments	—	573,117,225	—	573,117,225
Short-Term Investments†	$7,203,653	—	—	7,203,653
Total Investments	$7,203,653	$573,117,225	—	$580,320,878

†	See Schedules of Investments for additional detailed categorizations.
Multisector Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$6,759,314	—	$6,759,314
Collateralized Mortgage Obligations	—	2,762,883	—	2,762,883
Mortgage-Backed Securities	—	2,474,080	—	2,474,080
Asset-Backed Securities	—	1,572,567	—	1,572,567
Sovereign Bonds	—	1,359,135	—	1,359,135
Senior Loans	—	129,077	—	129,077
Total Long-Term Investments	—	15,057,056	—	15,057,056
Short-Term Investments†	$2,044,220	—	—	2,044,220
Total Investments	$2,044,220	$15,057,056	—	$17,101,276
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	$20,533	—	$20,533
OTC Total Return Swaps	—	1,722	—	1,722
Total Other Financial Instruments	—	$22,255	—	$22,255
Total	$2,044,220	$15,079,311	—	$17,123,531

Franklin Templeton ETF Trust 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$323,916	—	$323,916
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	5,568	—	5,568
Total	—	$329,484	—	$329,484

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Municipal Green Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$76,835,531	—	$76,835,531
Collateralized Mortgage Obligations	—	76,790	—	76,790
Total Long-Term Investments	—	76,912,321	—	76,912,321
Short-Term Investments†	—	300,000	—	300,000
Total Investments	—	$77,212,321	—	$77,212,321

†	See Schedules of Investments for additional detailed categorizations.
Senior Loan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Senior Loans	—	$724,753,326	—	$724,753,326
Corporate Bonds & Notes	—	33,022,496	—	33,022,496
Investments in Underlying Funds	$21,626,947	—	—	21,626,947
Asset-Backed Securities	—	1,255,788	—	1,255,788
Common Stocks	—	384,336	—	384,336
Total Long-Term Investments	21,626,947	759,415,946	—	781,042,893
Short-Term Investments†	83,064,528	—	—	83,064,528
Total Investments	$104,691,475	$759,415,946	—	$864,107,421

†	See Schedules of Investments for additional detailed categorizations.
Systematic Style Premia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$643,255,918	—	—	$643,255,918
Rights	—	—	$45	45
Warrants	—	—	0 *	0*
Total Long-Term Investments	643,255,918	—	45	643,255,963

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$220,663,075	—	—	$220,663,075
Total Investments	$863,918,993	—	$45	$863,919,038
Other Financial Instruments:
Futures Contracts††	$10,176,207	—	—	$10,176,207
Forward Foreign Currency Contracts††	—	$14,037,818	—	14,037,818
Total Other Financial Instruments	$10,176,207	$14,037,818	—	$24,214,025
Total	$874,095,200	$14,037,818	$45	$888,133,063
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$26,970,951	—	—	$26,970,951
Forward Foreign Currency Contracts††	—	$7,424,012	—	7,424,012
OTC Total Return Swaps	—	4,696,212	—	4,696,212
Total	$26,970,951	$12,120,224	—	$39,091,175

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Core Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$979,279,574	—	$979,279,574
Corporate Bonds & Notes	—	944,040,058	—	944,040,058
Mortgage-Backed Securities	—	791,764,254	—	791,764,254
Collateralized Mortgage Obligations	—	367,558,304	—	367,558,304
Asset-Backed Securities	—	236,083,775	—	236,083,775
Municipal Bonds	—	36,778,611	—	36,778,611
Investments in Underlying Funds	$12,283,423	—	—	12,283,423
Total Long-Term Investments	12,283,423	3,355,504,576	—	3,367,787,999
Short-Term Investments†:
Commercial Paper	—	71,742,698	—	71,742,698
Money Market Funds	48,356,566	—	—	48,356,566
Total Short-Term Investments	48,356,566	71,742,698	—	120,099,264
Total Investments	$60,639,989	$3,427,247,274	—	$3,487,887,263

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Quarterly Report

U.S. Treasury Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$981,418,087	—	$981,418,087
U.S. Treasury Inflation Protected Securities	—	39,027,564	—	39,027,564
Total Long-Term Investments	—	1,020,445,651	—	1,020,445,651
Short-Term Investments†	$9,374,833	—	—	9,374,833
Total Investments	$9,374,833	$1,020,445,651	—	$1,029,820,484

†	See Schedules of Investments for additional detailed categorizations.
Ultra Short Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$395,811,638	—	$395,811,638
U.S. Government & Agency Obligations	—	10,888,514	—	10,888,514
Total Long-Term Investments	—	406,700,152	—	406,700,152
Short-Term Investments†:
Commercial Paper	—	138,106,203	—	138,106,203
Certificates of Deposit	—	1,998,603	—	1,998,603
Money Market Funds	$3,223	—	—	3,223
Total Short-Term Investments	3,223	140,104,806	—	140,108,029
Total Investments	$3,223	$546,804,958	—	$546,808,181

†	See Schedules of Investments for additional detailed categorizations.
2. Investments in FLSP holdings corporation
Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At June 30, 2026, the FLSP Holdings Corporation’s investments as well as any other assets and liabilities of the FSLP Holdings Corporation are reflected in the Fund’s Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. All intercompany balances and transactions have been eliminated. At June 30, 2026, the net assets of the FLSP Holdings Corporation were $26,137,898, representing 2.74% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.
3. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the period ended June 30, 2026. The following transactions were effected in such companies for the period ended June 30, 2026.

Dividend Growth ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$128,493	$230,488	230,488	$213,235	213,235	—	$1,357	—	$145,746

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)

Exponential Data ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$129,820	$243,869	243,869	$341,424	341,424	—	$648	—	$32,265

Focused Dynamic Growth ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$937,212	$16,032,218	16,032,218	$14,817,701	14,817,701	—	$25,939	—	$2,151,729

High Yield Corporate ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$34,462,779	$72,567,762	72,567,762	$81,969,945	81,969,945	—	$309,625	—	$25,060,596

Income Equity Focus ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$3,122,478	$28,128,139	28,128,139	$26,598,482	26,598,482	—	$32,650	—	$4,652,135

Income Focus ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$74,158,691	$145,285,120	145,285,120	$164,199,764	164,199,764	—	$426,954	—	$55,244,047

Intelligent Machines ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$3,294,835	3,294,835	—	—	—	$319	—	$3,294,835

International Aggregate Bond ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$69,987,874	$44,844,008	44,844,008	$90,118,150	90,118,150	—	$486,105	—	$24,713,732

Investment Grade Corporate ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$5,872,377	$50,495,339	50,495,339	$49,164,063	49,164,063	—	$40,699	—	$7,203,653

Franklin Templeton ETF Trust 2026 Quarterly Report

Multisector Income ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$606,423	$2,344,545	2,344,545	$906,748	906,748	—	$5,529	—	$2,044,220

Senior Loan ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$43,063,904	$132,798,022	132,798,022	$92,797,398	92,797,398	—	$701,071	—	$83,064,528
Investments in Underlying Funds:
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF	6,179,019	—	—	—	—	—	100,116	$38,395	6,217,414
Total	$49,242,923	$132,798,022		$92,797,398		—	$801,187	$38,395	$89,281,942

Systematic Style Premia ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$185,378,756	$402,404,191	402,404,191	$378,213,837	378,213,837	—	$1,735,800	—	$209,569,110

U.S. Core Bond ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$54,330,305	$485,458,445	485,458,445	$491,432,184	491,432,184	—	$278,662	—	$48,356,566
Investments in Underlying Funds:
Franklin Templeton ETF Trust — Franklin Ultra Short Bond ETF	—	12,280,970	490,650	—	—	—	—	$2,453	12,283,423
Total	$54,330,305	$497,739,415		$491,432,184		—	$278,662	$2,453	$60,639,989

U.S. Treasury Bond ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$6,778,710	$34,593,214	34,593,214	$31,997,091	31,997,091	—	$114,947	—	$9,374,833

Ultra Short Bond ETF	Affiliate Value at March 31, 2026	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$3,409	$18,534,014	18,534,014	$18,534,200	18,534,200	—	$4,221	—	$3,223

Franklin Templeton ETF Trust 2026 Quarterly Report

Notes to Schedules of Investments (unaudited) (cont’d)
4. Restricted securities
The following investments in Genomic Advancements ETF are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Value at 6/30/2026	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	240	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	240	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
Total			$0 (a)	$0 (a)		0.00%(c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.

Franklin Templeton ETF Trust 2026 Quarterly Report